     As filed with the Securities and Exchange Commission on July 3, 2002
                                     Registration Nos. 33-24848; 811-5669


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
Post-Effective Amendment No. 44                                     [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
Amendment No. 45                                                    [X]


                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 282-5706
              (Registrant's Telephone Number, including Area Code)

                                Jeffrey C. Cusick
                                    President
                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                  Ropes & Gray
                               One Franklin Square
                          1301 K Street, Suite 800 East
                              Washington, DC 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[ ] On ______ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _____ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] On August 1 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

       Title of securities being registered: Shares of Beneficial Interest

Fifth Third Government Money Market Fund
Fifth Third Prime Money Market Fund
Fifth Third Municipal Money Market Fund
Fifth Third Ohio Tax Exempt Money Market Fund
Fifth Third U.S. Treasury Money Market Fund
Fifth Third Institutional Government Money Market Fund
Fifth Third Institutional Money Market Fund
Fifth Third Michigan Municipal Money Market Fund

The information required by Items 1 through 9 for the above-referenced Funds of the Fifth Third Funds ("Registrant") is hereby incorporated by reference to the Prospectuses for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on October 29, 2001.

The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to the Statement of Additional Information for these Funds filed with the Securities and Exchange Commission under Rule 485(b) on October 29, 2001.

Fifth Third LifeModel Conservative Fund
Fifth Third LifeModel Moderately Conservative Fund
Fifth Third LifeModel Moderate Fund
Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third LifeModel Aggressive Fund

The information required by Items 1 through 9 for the above-referenced Funds of the Fifth Third Funds ("Registrant") is hereby incorporated by reference to the Prospectus for these Funds filed with the Securities and Exchange Commission under Rule 485(a) on May 15, 2002.

The information required by Items 10 through 22 for the above-referenced Funds of the Registrant is hereby incorporated by reference to the Statement of Additional Information for these Funds filed with the Securities and Exchange Commission under Rule 485(a) on May 15, 2002.

Fifth Third Funds

Stock and Bond Mutual Funds
Institutional Shares

Prospectus & Privacy Policy

[DONNELLEY, ADD PRIVACY POLICY]

August 1, 2002

Fifth Third Funds
Stock and Bond Mutual Funds
Institutional Shares

Overview

This section provides important information about each of the stock and bonds funds (the "Funds"), each a separate series of Fifth Third Funds, including:

.. the investment objective
.. principal investment strategies
.. principal risks, and
.. volatility and performance information

All funds except Fifth Third Large Cap Opportunity Fund are managed by Fifth Third Asset Management Inc. Fifth Third Large Cap Opportunity Fund is managed by Heartland Capital Management, Inc. ( "Heartland "). Morgan Stanley Investment Management Inc. ( "MSIM ") acts as investment subadvisor to Fifth Third International Equity Fund.

Like all mutual funds, share prices of the Funds may rise and fall in value (other than money market and stable value funds) and you could lose money. There is no guarantee that any Fund will achieve its objective.

Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

 Objectives, Strategies and Risks                               Page

Small Cap Growth Fund                                              1
Micro Cap Value Fund                                               3
Mid Cap Growth Fund                                                5
Technology Fund                                                    8
Large Cap Opportunity Fund                                        11
Quality Growth Fund                                               13
Equity Index Fund                                                 15
Large Cap Core Fund                                               17
Multi Cap Value Fund                                              19
Disciplined Large Cap Value Fund                                  21
Balanced Fund                                                     23
International Equity Fund                                         26
International GDP Fund                                            29
Worldwide Fund                                                    31
Strategic Income Fund                                             34
Michigan Municipal Bond Fund                                      37
Ohio Municipal Bond Fund                                          40
Municipal Bond Fund                                               43
Bond Fund                                                         45
Intermediate Municipal Bond Fund                                  47
Intermediate Bond Fund                                            49
Short Term Bond Fund                                              51
U.S. Government Bond Fund                                         53

 Shareholder Fees and Fund Expenses

Fee Tables                                                        55
Expense Examples                                                  60

Additional Information About the Funds' Investments               62

Fund Management

Investment Advisors and Subadvisor                                70
Portfolio Managers                                                72

 Shareholder Information

Purchasing and Selling Fund Shares                                76
Purchasing and Adding to Your Shares                              76
Shareholder Contact Information                                   76
Selling Your Shares                                               78
Exchanging Your Shares                                            79
Dividends and Capital Gains                                       79
Taxation                                                          80

 Financial Highlights                                             83

Fifth Third Small Cap Growth Fund
(Formerly Kent Small Company Growth Fund)
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Small Cap Growth Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000 Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -4.11%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                    Q4 2001  20.66%
Worst quarter:                                                   Q3 1998 -21.20%
Year to Date Return (1/1/02 to 6/30/02)                                     %

Average Annual Total Returns (for the periods ended December 31, 2001)

                               Inception Date     Past Year     Past 5 Years     Since Inception
Institutional Shares/1/            11/2/92         -4.11%           7.98%            11.72%
                                                                                     (Since 11/1/92)
Russell 2000(R) Growth Index*                      -9.23%           2.87%             8.36%
                                                                                     (Since 11/1/92)
Russell 2000(R) Index*                              2.49%           7.52%            11.87%

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Small Company Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Small Cap Growth Fund.
 * The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalizations. The benchmark index for the Small Cap Growth Fund has changed from the Russell 2000(R) Index in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Micro Cap Value Fund
LOGO

Fundamental Objective

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value of between $10,000,000 and $300,000,000 at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Micro Cap Value Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000(R) Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

   1999            2000            2001
----------       --------        --------
  21.81%          (1.21)%         22.90%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                      Q2 1999      21.16%
Worst quarter:                                     Q3 1998     -18.48%
Year to Date Return (1/1/02 to 6/30/02)                           %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                Inception Date    Past Year   Since Inception

Institutional Shares/1/             2/1/98         22.90%          9.71%

                                                               (Since 2/1/98)
Russell 2000 Value Index*                           2.49%           4.62%


                                                               (Since 2/1/98)
Lipper Small Cap Value Index**                     17.20%          7.29%



/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.

 * The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

 ** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

Fifth Third Mid Cap Growth Fund
(formerly the Fifth Third Mid Cap Fund)
LOGO

Fundamental Objective

Growth of capital. Income is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R) (the "S&P 400")/1/ (generally, between $500 million and $10 billion).

The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.




To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

/1/ "S&P 400" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Mid Cap Growth Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =-6.28%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                            Q4 1999        23.15%
Worst quarter:                                           Q3 2001       -22.69%
Year to Date Return (1/1/02 to 6/30/02)                                   %

Average Annual Total Returns (for the periods ended December 31, 2001)


                             Inception   Past Year    Past 5     Past 10      Since
                               Date                   Years       Years     Inception

Institutional Shares/1/        1/1/85      -6.28%      9.98%      9.94%       13.66%

Russell Midcap(R) Growth Index*
                                                                          (Since 1/1/85)
S&P Mid Cap 400 Index(R)*                  -0.61%     16.12%     15.02%       17.08%


/1/ The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

* The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth value. The S&P 400 Index is an unmanaged index generally representative of the midcap sector of the U.S. stock market. The benchmark index for the Mid Cap Growth Fund has changed from the S&P Midcap 400 Index in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Technology Fund LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

..    fluctuate in price more widely and rapidly than the market as a whole
..    underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor
..    decline in price due to sector specific developments
..    be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

Fifth Third Technology Fund
LOGO

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley High-Technology 35 Index is an unmanaged broad market technology index composed purely of electronics-based companies.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -33.22%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                 Q4 2001     33.47%
Worst quarter:                                                Q1 2001    -33.86%
Year to Date Return (1/1/02 to 6/30/02)                                     %


Average Annual Total Returns (for the periods ended December 31, 2001)

                                            Inception
                                               Date      Past Year    Since Inception
Institutional Shares                          6/5/00      -33.22%         -36.05%
                                                                       (Since 6/1/00)
Morgan Stanley High-Technology 35 Index                   -24.13%         -30.75%

* The Morgan Stanley High-Technology 35 Index is an unmanaged broad market technology index composed purely of electronics-based companies.

Fifth Third Large Cap Opportunity Fund
(formerly the Fifth Third Pinnacle Fund)
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are those companies whose equity securities have a market capitalization of $5 billion or more. The Fund intends to invest at least 65% of total assets in common stocks and convertible securities that have the potential for long-term growth.


In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

The Fund reserves the right to invest up to 20% of total assets in other securities, such as government and corporate bonds.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, prices generally fall.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Fifth Third Large Cap Opportunity Fund
LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =-21.81%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q4 1998       24.93%
Worst quarter:                                             Q1 2001      -18.65%
Year to Date Return (1/1/02 to 6/30/02)                                    %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                Inception
                                   Date      Past Year     Past 5 Years  Past 10 Years     Since Inception
Institutional Shares/1/           3/4/85       -21.81%          4.75%         7.81%              11.53%
                                                                                            (Since 3/1/85)
Russell 1000(R)Growth Index*                   -20.42%          8.27%         10.80%             13.67%
                                                                                            (Since 3/1/85)
S&P 500 Index(R)*                              -11.88%         10.70%         12.93%             14.58%

/1/ The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
 * The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The benchmark index for the Large Cap Opportunity Fund has changed from the S&P 500 Index(R) in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Quality Growth Fund
LOGO

Fundamental Objective

Growth of capital. Income is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =-13.76%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                            Q4 1998         28.21%
Worst quarter:                                           Q3 2001        -17.69%
Year to Date Return (1/1/02 to 6/30/02)                                    %

Average Annual Total Returns (for the periods ended December 31, 2001)


                         Inception      Past      Past 5       Past 10         Since
                            Date        Year      Years         Years        Inception


Institutional Shares/1/    1/1/83      -13.76%    12.16%        11.94%         14.76%

                                                                           (Since 1/1/83)
S&P 500 Index(R)*                      -11.88%    10.70%        12.93%         14.92%


/1/ The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

 * The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Equity Index Fund
(Formerly Kent Index Equity Fund)
LOGO

Fundamental Objective

Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")1. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

/1/ "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Index Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =-12.22%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q4 1998    21.26%
Worst quarter:                                             Q3 2001   -14.75%
Year to Date Return (1/1/02 to 6/30/02)                                 %

Average Annual Total Returns (for the periods ended December 31, 2001)

                         Inception     Past      Past 5         Since
                            Date       Year      Years        Inception
Institutional Shares/1/    11/2/92    -12.22%     10.29%       13.22%
                                                           (Since 11/1/92)
S&P 500 Index(R)*                     -11.88%     10.70%       13.84%

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Index Equity Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Equity Index Fund.
* The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Large Cap Core Fund

(Formerly Fifth Third Large Cap Value Fund and Fifth Third Large Cap Growth
Fund)
LOGO

Fundamental Objective

Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased for their income potential, most stocks will be purchased for their capital appreciation potential.

When selecting equity securities which it believes are selling at attractive valuations, the Advisor considers an issuer's balance sheet, quality of management, and historical earnings per share. The Advisor typically looks for issuers where earnings have already begun to rebound and considers the likelihood that earnings per share will continue to improve. When selecting equity securities which it believes have the potential for above average growth, the Advisor considers an issuer's balance sheet stability, cash flow, quality of management, earnings per share growth, and the issuer's potential to maintain above average earnings relative to its peers.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.





The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

The Fund invests in both value stocks and growth stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks can be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Large Cap Core Fund
LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =-12.82%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                          Q4 1998      21.19%
Worst quarter:                                         Q3 2001     -14.18%
Year to Date Return (1/1/02 to 6/30/02)                               %

Average Annual Total Returns (for the periods ended December 31, 2001)


                        Inception      Past       Past 5             Since
                           Date        Year       Years            Inception
Institutional Shares/1/  11/2/92     -12.82%      7.88%              11.64%
                                                                (Since 11/1/92)
S&P 500 Index(R)*                    -11.88%     10.70%              13.84%
Russell 1000(R) Index**


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Growth and Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Large Cap Value Fund. For the period prior to July 29, 2002, the quoted performance of the Fund reflects the performance of the Institutional shares of the Fifth Third Large Cap Value Fund. On July 29, 2002, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Large Cap Core Fund.
 * The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.


** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 1000(R) Index.

Fifth Third Multi Cap Value Fund
LOGO

Fundamental Objective

High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Multi Cap Value Fund
LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

 1992      1993     1994    1995    1996     1997     1998    1999    2000     2001
------    ------   ------  ------  ------   ------   ------  ------  ------   ------
13.74%    24.43%    0.65%  22.51%  19.07%   28.21%   (8.77)% 13.22%  23.78%    7.91%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                           Q4 2001       18.76%
Worst quarter:                                          Q3 1998      -21.09%
Year to Date Return (1/1/02 to 6/30/02)                                 %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                    Inception   Past Year     Past 5      Past 10        Since
                                                      Date                    Years        Years       Inception
Institutional Shares/1/                              9/30/89       7.91%      12.08%       13.90         13.10%

                                                                                                    (Since 10/1/89)
Russell 3000(R) Value Index*                                            -11.46%      10.14%       12.64%        12.43%

                                                                                                    (Since 10/1/89)
Lipper Multicap Value Index**                                      1.30%       9.73%       12.31%        11.20%

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multicap Value Fund.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

 ** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

Fifth Third Disciplined Large Cap Value Fund LOGO
(formerly the Fifth Third Equity Income Fund)

Fundamental Objective

Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are currently defined as of U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest primarily in common stocks of companies with low ratios of price to earnings, cash flow, sales and book value. In selecting equity securities, the Advisor will consider an insuring company's balance sheet and interest coverage. Most stocks will be purchased for a combination of current income and capital appreciation. The Fund expects to earn current income mainly from stock dividends which may be supplemented by interest on convertible bonds and dividends on preferred stock.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equities and in debt. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. Investments in bonds subject the Fund to the risk that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Disciplined Large Cap Value Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =-12.35%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q2 1997       15.29%
Worst quarter:                                             Q3 1999      -11.39%
Year to Date Return (1/1/02 to 6/30/02)                                    %

Average Annual Total Returns (for the periods ended December 31, 2001)

                             Inception   Past Year  Past 5 Years   Past 10    Since Inception
                               Date                                 Years
Institutional Shares/1/       1/1/83      -12.35%      8.96%        9.35%          12.69%
                                                                               (Since 1/1/83)
Russell 1000(R) Value Index*               -5.59%     11.13%       14.16%          15.26%
                                                                               (Since 1/1/83)
S&P 500 Index(R)*                         -11.88%     10.70%       12.93%          14.92%

/1/ The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
 * The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Standard & Poor's 500 Composite Stock Price Index(R) (the "S&P 500 Index") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The benchmark index for the Disciplined Large Cap Value Fund has changed from the S&P 500 Index(R) in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Balanced Fund
LOGO

Fundamental Objective

Capital appreciation and income.

Principal Investment Strategies

Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital, and the quality of its management. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is companies no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's Midcap 400 Index(R) (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of mid-sized (or mid-cap) companies.

The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

/1/ "S&P 400" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Balanced Fund
LOGO

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index(R) (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =-8.44%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                 Q4 1998    17.83%
Worst quarter:                                                Q3 2001   -14.30%
Year to Date Return (1/1/02 to 6/30/02)                                    %

Average Annual Total Returns (for the periods ended December 31, 2001)

                              Inception    Past      Past 5      Past 10       Since
                                 Date      Year      Years        Years      Inception
Institutional Shares/1/        1/1/83     -8.44%     9.65%        9.75%        14.08%

                                                                           (Since 1/1/83)
S&P 500 Index(R)*                        -11.88%    10.70%       12.93%        14.92%

                                                                           (Since 1/1/83)
LBAB Index**                               8.42%     7.43%        7.23%         9.56%

/1/ The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
 * The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.
 ** The LBAB Index is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third International Equity Fund
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index")./1/ Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country or sector) by investing in "baskets" of common stocks and other equity securities. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection. Investing in "baskets" of common stocks enables the Fund to broadly replicate the underlying performance of the local country, sector, or index classification.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as equity securities of U.S. companies.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political

Fifth Third International Equity Fund
LOGO

climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital
    International, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third International Equity Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index(R) (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =-17.90%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q4 1999       17.74%
Worst quarter:                                             Q3 1998      -11.88%
Year to Date Return (1/1/02 to 6/30/02)                                    %

Average Annual Total Returns (for the periods ended December 31, 2001)

                           Inception        Past          Past 5           Since
                              Date          Year          Years          Inception
Institutional Shares/1/     8/18/94       -17.90%          2.75%            3.61%
                                                                       (Since 9/1/94)

Morgan Stanley Capital
International
EAFE Index(R)*                            -21.21%          1.17%            2.59%

/1/ The Fund first offered Institutional shares on 10/9/98. The quoted performance of the Fund for the period prior to 10/9/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
 * The EAFE Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Fifth Third International GDP Fund
(Formerly Kent International Growth Fund)
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in the common and preferred stocks of companies located in at least three countries in Europe, Australia and the Pacific Rim.

The Advisor considers the size and growth of a country's Gross Domestic Product and market capitalization relative to other countries when determining region and country allocations among Europe, Australia and the Pacific Rim. Allocation among companies is determined based on a stock's market capitalization and industry attractiveness. Stocks are selected from the countries represented in the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index")1. The allocation of Fund assets may shift from time to time from countries that the Fund considers overvalued to countries that it considers undervalued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its assets in proportions that differ from this index. The Fund is not, therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular country.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized, and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

The International GDP Fund may invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country could expose the Fund to increased risk due to changes in the economic or political environment within that country.

/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital
    International, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third International GDP Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to three relative broad-based securities indices. The Morgan Stanley Capital International EAFE Index(R) (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks. The Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =-23.55%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                               Q4 1998      19.50%
Worst quarter:                                              Q3 2001     -15.03%
Year to Date Return (1/1/02 to 6/30/02)                                    %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                            Inception      Past       Past 5          Since
                                                               Date        Year       Years        Inception
Institutional Shares/1/                                      12/4/92     -23.55%      -0.42%          5.45%
                                                                                                (Since 12/1/92)
Morgan Stanley Capital International EAFE Index(R)*                      -21.21%       1.17%          6.79%
                                                                                                (Since 12/1/92)
Morgan Stanley Capital International Europe Index**                      -19.64%       6.56%         11.92%
                                                                                                (Since 12/1/92)
Morgan Stanley Capital International Pacific Rim Index***                -25.22%      -7.60%         -0.39%

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent International Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third International GDP Fund.
 * The EAFE Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.
 ** The Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks.
 *** The Morgan Stanley Capital International Pacific Rim
     Index is an unmanaged index of stocks in the Pacific Rim region.

Fifth Third Worldwide Fund
LOGO

Fundamental Objective

High level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover may result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Fifth Third Worldwide Fund
LOGO

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.

The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

The Fund may invest in a manner that anticipates market trends and market-moving events. For example, the Fund may invest in index and leveraged index funds when the Advisor expects the market to increase and invest in bear and leveraged bear funds when the market is anticipated to decrease. These techniques may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.


The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover may result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International World Index is an unmanaged index generally representative of the performance of the equity markets of 23 developed countries as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

 1994     1995     1996    1997     1998     1999      2000      2001
 ----     ----     ----    ----     ----     ----      ----      ----
(3.42)%  14.34%   21.01%   5.52%   35.20%   51.42%   (11.34)%  (11.53)%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                            Q4 1999  27.28%
Worst quarter:                                           Q3 2001 -16.81%
Year to Date Return (1/1/02 to 6/30/02)                             %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                     Inception   Past     Past 5      Since
                                                        Date     Year      Years    Inception
Institutional Shares/1/                               4/30/93   -11.53%   11.12%      10.96%

                                                                                   (Since 5/1/93)
Morgan Stanley Capital International World Index*               -16.52%    5.74%       8.87%


/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Laureate Fund. For the period prior to February 1, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.
* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

Fifth Third Strategic Income Fund
LOGO

Fundamental Objective

High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.


Investments may be made in any diversified closed-end income funds as long as the Fund's total portfolio maintains no more than 20% in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, i.e. it will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Fifth Third Strategic Income Fund
LOGO

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Intermediate Credit Index is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

 1992     1993     1994     1995     1996     1997     1998      1999      2000     2001
 ----     ----     ----     ----     ----     ----     ----      ----      ----     ----
 7.71%    8.90%   (4.49)%  16.44%    9.22%   11.48%    3.55%    (5.60)%   16.59%   13.12%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q1 1995   6.38%
Worst quarter:                                             Q4 1999  -4.73%
Year to Date Return (1/1/02 to 6/30/02)                               %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                          Inception   Past       Past     Past      Since
                                             Date     Year     5 Years  10 Years  Inception
Institutional Shares/1/                    3/10/85   13.12%      7.52%    7.43%     7.93%

                                                                                (Since 3/1/85)
Lehman Intermediate Credit Index*                     9.77%      7.15%    7.42%     9.09%

/1/ For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.
* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

Fifth Third Michigan Municipal Bond Fund
(Formerly Kent Michigan Municipal Bond Fund) LOGO

Fundamental Objective

Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of the its assets will be invested in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between three and five years. No security in the Fund will have a remaining maturity of more than ten years.

The Fund will purchase securities rated in one of the four highest rating categories by a rating agency (for example, BBB or higher by Standard & Poor's or Baa or higher by Moody's) or unrated securities of comparable quality. While maturity and credit quality are the most important investment factors, the Advisor also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan

Fifth Third Michigan Municipal Bond Fund
LOGO

Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code which would create adverse tax consequences.

Fifth Third Michigan Municipal Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of debt obligations issued by municipalities.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 5.48%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                Q1 1995   3.01%
Worst quarter:                                               Q1 1994  -1.48%
Year to Date Return (1/1/02 to 6/30/02)                                  %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                               Inception    Past     Past       Since
                                                  Date      Year   5 Years    Inception
Institutional Shares/1/                          5/3/93     5.48%    7.52%      4.39%

Lehman Brothers Three-Year General Obligation     BISYS                     (Since 5/1/93)
Municipal Bond Index*                            PLEASE       %       %           %
                                                COMPLETE

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Michigan Municipal Bond Fund.
* The Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

Fifth Third Ohio Municipal Bond Fund
(Formerly the Fifth Third Ohio Tax Free Bond Fund) LOGO

Fundamental Objective

Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond securities which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations to pay principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Ohio Municipal Bond Fund
LOGO

Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

Fifth Third Ohio Municipal Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of the municipal bond market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 4.57%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                             Q1 1995   5.53%
Worst quarter:                                            Q1 1999  -3.78%
Year to Date Return (1/1/02 to 6/30/02)                              %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                               Inception    Past     Past      Past        Since
                                                  Date      Year   5 Years   10 Years    Inception
Institutional Shares/1/                          1/1/87     4.57%    4.53%     4.80%       4.96%

                                                                                       (Since 1/1/87)
LBMBI/(R)/                                                  5.08%    5.97%     6.63%       7.18%

/1/ The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
* The LBMBI/(R)/ is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Municipal Bond Fund
(Formerly the Kent Tax-Free Income Fund) LOGO

Fundamental Objective

Current income that is exempt from federal income tax.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between ten and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise, the risk of an issuer defaulting on its obligations of paying principal and interest, and tax risk. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

In addition, because revenue bonds [and limited obligation securities] are not general obligations of the issuer, the Fund will have limited recourse in the event of a default or termination of these securities.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Municipal Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of the municipal bonds market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 4.07%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                Q4 2000   5.01%
Worst quarter:                                               Q2 1999  -2.24%
Year to Date Return (1/1/02 to 6/30/02)                                 %

Average Annual Total Returns (for the periods ended December 31, 2001)

                            Inception   Past    Past 5        Since
                               Date     Year     Years      Inception

Institutional Shares/1/      3/20/95    4.07%    5.37%        5.79%

                                                          (Since 4/1/95)
LBMBI(R)*                               5.08%    5.97%        6.52%

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Municipal Bond Fund.
* The LBMBI(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Bond Fund
(Formerly the Fifth Third Quality Bond Fund and Kent Income Fund) LOGO

Fundamental Objective

High current income. Capital growth is a secondary objective.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Government/ Credit Bond Index and the Lehman Brothers Long Government/Credit Bond Index are unmanaged indices comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade, dollar-denominated, SEC-registered corporate debt.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 7.25%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                Q2 1997   4.63%
Worst quarter:                                               Q1 1996  -3.63%
Year to Date Return (1/1/02 to 6/30/02)                                 %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                 Inception   Past    Past 5        Since
                                                    Date     Year     Years     Inception
Institutional Shares/1/                            3/20/95   7.25%    6.75%        7.31%
                                                                              (Since 4/1/95)
Lehman Brothers Government/Credit Bond Index*                8.98%    7.09%        7.40%
                                                                              (Since 4/1/95)
Lehman Brothers Long Government/
Credit Bond Index**                                          7.26%    8.05%        9.08%

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Bond Fund.
* The Lehman Brothers Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.
** The Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Intermediate Municipal Bond Fund
(Formerly the Fifth Third Municipal Bond Fund and the Kent Intermediate Tax-Free Fund) LOGO

Fundamental Objective
High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds, which pay interest that is exempt from federal income tax. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Fifth Third Intermediate Municipal Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Three-Year General Obligation Municipal Bond Index and the Lehman Brothers Five-Year General Obligation Municipal Bond Index are unmanaged indices of debt instruments issued by municipalities.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 4.73%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                 Q1 1995   5.42%
Worst quarter:                                                Q1 1994  -3.95%
Year to Date Return (1/1/02 to 6/30/02)                                  %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                  Inception   Past   Past 5       Since
                                                     Date     Year   Years      Inception
Institutional Shares/1/                            12/16/92   4.73%   4.97%       5.14%

                                                                             (Since 12/31/92)
Lehman Brothers Three-Year General Obligation
Municipal Bond Index*                                           %       %           %

                                                                             (Since 12/31/92)
Lehman Brothers Five-Year General Obligation        BISYS
Municipal Bond Index**                             PLEASE       %       %           %
                                                  COMPLETE

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.
* The Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.
** The Lehman Brothers Five-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities not less than four years but no more than six years.

Fifth Third Intermediate Bond Fund
(Formerly the Fifth Third Bond Fund for Income and the Kent Intermediate Bond Fund) LOGO

Fundamental Objective

High level of current income.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the following types of investment grade bonds: corporate securities and securities of the U.S. Treasury and U.S. Government agencies and instrumentalities. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Fifth Third Intermediate Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible, investment-grade, dollar-denominated, SEC-registered corporate debt.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 8.34%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                  Q2 1995   5.56%
Worst quarter:                                                 Q1 1994  -2.55%
Year to Date Return (1/1/02 to 6/30/02)                                   %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                  Inception   Past    Past 5        Since
                                                    Date      Year     Years      Inception
Institutional Shares/1/                            11/2/92    8.34%    6.39%        6.14%

                                                                               (Since 11/1/92)

Lehman Brothers Intermediate Government/Credit                6.70%    7.40%        6.74%
Bond Index/(R)/*

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Intermediate Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Intermediate Bond Fund.
* The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Short Term Bond Fund
(Formerly the Kent Short Term Bond Fund)
LOGO

Fundamental Objective

Current income.

Principal Investment Strategies


Under normal circumstances, the Fund invests at least 80% of its assets in bonds including corporate and government debt securities. The Fund's dollar-weighted average maturity will be less than three years. The Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities), mortgage-backed securities and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of between one and three years.


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Fifth Third Short Term Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers 1-3-Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years, the 91-Day Treasury Bill return tracks the investment returns paid on U.S. Treasury bills maturing in 91 days, and the Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of consumer products.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 7.90%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                Q3 2001   3.19%
Worst quarter:                                               Q1 1996  -0.01%
Year to Date Return (1/1/02 to 6/30/02)                                 %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                    Inception   Past   Past 5        Since
                                                      Date      Year    Years      Inception
Institutional Shares/1/                              11/2/92    7.90%   6.20%        5.51 %
                                                                                (Since 11/1/92)

Lehman Brothers 1-3 Year Government Bond Index*
                                                                8.53%    6.64%       6.06%
                                                                                (Since 11/1/92)

  Consumer Price Index**                                        1.55%    2.18%       2.43%
                                                                                (Since 11/1/92)

  91-Day Treasury Bill***                                       3.43%    4.84%       4.67%

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Short Term Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Short Term Bond Fund.
* The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.
** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.
*** The 91-day Treasury Bill return tracks the investment return paid on U.S. Treasury bills maturing in 91 days.

Fifth Third U.S. Government Bond Fund
(Formerly the Fifth Third U.S. Government Securities Fund) LOGO

Fundamental Objective

High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.

U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Government and obligations issued by the agencies or instrumentalities of the U.S. Government but not guaranteed by the U.S. Government, including securities issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), and includes mortgage-backed securities.

U.S. Treasury securities are debt obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. While there are different degrees of credit quality, all U.S. Government securities generally are considered highly credit worthy.

In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third U.S. Government Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index(R) ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 7.66%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                Q3 2001   4.83%
Worst quarter:                                               Q1 1994  -1.99%
Year to Date Return (1/1/02 to 6/30/02)                                 %

Average Annual Total Returns (for the periods ended December 31, 2001)

                           Inception   Past    Past 5   Past 10      Since
                              Date     Year     Years    Years     Inception

Institutional Shares/1/      1/1/86    7.66%    6.34%    5.58%       6.18%

                                                                 (Since 1/1/86)
LBIGBI/(R)/*                           8.42%    7.06%    6.65%       7.83%

/1/ The Fund first offered Institutional shares on 8/11/98. The quoted performance of the Fund for the period prior to 8/11/98 reflects the performance for Investment A shares, a class of shares of the Fund not offered by this Prospectus. Investment A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.
* The LBIGBI/(R)/ is an unmanaged index generally representative of intermediate-term government bonds.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.

Shareholder Fees

                                                                 Stock Funds--Fee Table
                                                            --------------------------------
                                         Fifth Third  Fifth Third  Fifth Third  Fifth Third  Fifth Third   Fifth Third
                                          Small Cap    Micro Cap     Mid Cap    Technology    Large Cap   Quality Growth
                                           Growth        Value       Growth        Fund      Opportunity      Fund
                                            Fund         Fund         Fund                      Fund
Maximum Sales Charge (Load) Imposed on
  Purchases ............................    None         None         None         None         None          None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends .................    None         None         None         None         None          None
Maximum Deferred Sales Load ............    None         None         None         None         None          None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees ........................    0.70%        1.00%        0.80%        1.00%        0.80%         0.80%
Distribution (12b-1) fees ..............    None         None         None         None         None          None
Other expenses .........................    0.24%/1/     0.52%/1/     0.26%        0.50%        0.44%         0.22%
Total Annual Fund
  Operating Expenses ...................    0.94%        1.52%        1.06%/2/     1.50%        1.24%/2/      1.02%
Fee Waiver and/or Expense
  Reimbursement/3/ .....................    0.02%        0.12%          --           --           --            --
Net Expenses ...........................    0.92%        1.40%          --           --           --            --

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ During the last fiscal year, the Funds' Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Mid Cap Growth Fund to 1.02% and for the Large Cap Opportunity Fund to 1.11%. These waiver and/or expense reimbursements may be discontinued at any time.
/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Growth Fund to 0.92% and for the Micro Cap Value Fund to 1.40%. These waivers and/or expense reimbursements will remain in effect until 4/2/03 for the Small Cap Growth Fund and until 1/2/03 for the Micro Cap Value Fund.

Shareholder Fees and Fund Expenses

Shareholder Fees

                                                        Stock Funds--Fee Table
                                                     -----------------------------
                                                         Fifth Third  Fifth Third  Fifth Third
                                           Fifth Third    Large Cap    Multi Cap   Disciplined
                                           Equity Index     Core         Value      Large Cap
                                               Fund         Fund         Fund         Value
                                                                                      Fund
Maximum Sales Charge (Load) Imposed on
  Purchases ..............................     None         None         None         None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends ...................     None         None         None         None
Maximum Deferred Sales Load ..............     None         None         None         None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees ..........................     0.30%        0.70%        1.00%        0.80%
Distribution (12b-1) fees ................     None         None         None         None
Other expenses ...........................     0.25%/1/     0.26%/1/     0.36%/1/     0.32%
Total Annual Fund
  Operating Expenses .....................     0.55%        0.96%        1.36%        1.12%/2/
Fee Waiver and/or Expense Reimbursement ..     0.15%/3/     0.04%/3/     0.03%/3/       --
Net Expenses .............................     0.40%        0.92%        1.33%          --

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Disciplined Large Cap Value Fund to 1.06%. These waivers and/or expense reimbursements may be discontinued at any time.
/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Equity Index Fund to 0.40%; for the Large Cap Core Fund to 0.92% and for the Multi Cap Value Fund to 1.33%. These waivers and/or expense reimbursements will remain in effect until 4/2/03 for the Equity Index Fund and the Large Cap Core Fund and until 1/2/03 for the Multi Cap Value Fund.

Shareholder Fees and Fund Expenses

Shareholder Fees

                                                                     Stock Funds--Fee Table
                                                                  ----------------------------
                                                            Fifth Third                               Fifth Third
                                              Fifth Third  International   Fifth Third   Fifth Third   Strategic
                                               Balanced       Equity      International   Worldwide     Income
                                                 Fund          Fund         GDP Fund       Fund/1/      Fund/2/
Maximum Sales Charge (Load) Imposed on
  Purchases .................................    None          None          None          None          None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends ......................    None          None          None          None          None
Maximum Deferred Sales Load .................    None          None          None          None          None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees .............................    0.80%         1.00%         0.75%         1.00%         1.00%
Distribution (12b-1) fees ...................    None          None          None          None          None
Other expenses ..............................    0.27%         0.48%         0.32%/3/      0.72%/3/      0.45%/3/
Total Annual Fund
  Operating Expenses ........................    1.07%/4/      1.48%         1.07%         1.72%         1.45%
Fee Waiver and/or Expense Reimbursement/5/ ..      --            --          0.06%         0.28%         0.10%
Net Expenses ................................      --            --          1.01%         1.44%         1.35%

/1/ The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/2/ The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense reimbursements. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/3/ Other expenses are based on estimated amounts for the current fiscal year. /4/ During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Balanced Fund to 1.01%. These waivers and/or expense reimbursements may be discontinued at any time.
/5/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to 1.01%; for the Worldwide Fund to 1.44%; and for the Strategic Income Fund to 1.35%. These waivers and/or expense reimbursements will remain in effect until 4/2/03 for the International GDP Fund and until 1/2/03 for the Worldwide Fund and the Strategic Income Fund.

Shareholder Fees and Fund Expenses

Shareholder Fees

                                                                     Bond Funds--Fee Table
                                                                   -------------------------
                                                Fifth Third                                               Fifth Third
                                                 Michigan     Fifth Third     Fifth Third    Fifth Third  Intermediate
                                                 Municipal   Ohio Municipal  Municipal Bond     Bond       Municipal
                                                 Bond Fund     Bond Fund         Fund           Fund       Bond Fund
Maximum Sales Charge (Load) Imposed on
  Purchases ...................................    None           None           None           None         None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends ........................    None           None           None           None         None
Maximum Deferred Sales Load ...................    None           None           None           None         None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees ...............................    0.45%          0.55%          0.55%          0.60%        0.55%
Distribution (12b-1) fees .....................    None           None           None           None         None
Other expenses ................................    0.26%/1/       0.27%          0.27%/1/       0.28%/1/     0.29%/1/
Total Annual Fund
  Operating Expenses ..........................    0.71%          0.82%/2/       0.82%          0.88%        0.84%
Fee Waiver and/or Expense Reimbursement/3/ ....    0.02%            --           0.03%          0.08%        0.11%
Net Expenses ..................................    0.69%            --           0.79%          0.80%        0.73%

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ During the last fiscal year, the Fund's Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Ohio Municipal Bond Fund to 0.76%. These waivers and/or expense reimbursements may be discontinued at any time.
/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Bond Fund to 0.69%; for the Municipal Bond Fund to 0.79%; for the Bond Fund to 0.80%; and for the for the Intermediate Municipal Bond Fund to 0.73%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Shareholder Fees

                                                             Bond Funds--Fee Table
                                                          ---------------------------
                                                  Fifth Third       Fifth Third     Fifth Third
                                               Intermediate Bond  Short Term Bond  U.S. Government
                                                     Fund              Fund          Bond Fund
Maximum Sales Charge (Load) Imposed on

  Purchases                                          None              None            None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends                               None              None            None
Maximum Deferred Sales Load                          None              None            None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees                                      0.55%             0.50%           0.55%
Distribution (12b-1) fees                            None              None            None
Other expenses                                       0.24%/1/          0.27%/1/        0.43%
Total Annual Fund
  Operating Expenses                                 0.79%             0.77%           0.98%/2/
Fee Waiver and/or Expense Reimbursement/3/           0.03%             0.03%             --
Net Expenses                                         0.76%             0.74%             --

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ During the last fiscal year, the Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the U.S. Government Bond Fund to 0.74%. These waivers and/or expense reimbursements may be discontinued at any time.
/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Bond Fund to 0.76% and for the Short Term Bond Fund to 0.74%. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds

                                                1        3        5       10
 Fifth Third Small Cap Growth Fund            Year     Years    Years    Years
 Institutional Shares                          $94      $298     $518   $1,153
                                                1        3        5       10
 Fifth Third Micro Cap Value Fund             Year     Years    Years    Years
 Institutional Shares                         $143      $469     $818   $1,802
                                                1        3        5       10
 Fifth Third Mid Cap Growth Fund              Year     Years    Years    Years
 Institutional Shares                         $108      $337     $585   $1,294
                                                1        3        5       10
 Fifth Third Technology Fund                  Year     Years    Years    Years
 Institutional Shares                         $153      $474     $818   $1,791
                                                1        3        5       10
 Fifth Third Large Cap Opportunity Fund       Year     Years    Years    Years
 Institutional Shares                         $126      $393     $681   $1,500
                                                 1        3        5       10
 Fifth Third Quality Growth Fund              Year     Years    Years    Years
 Institutional Shares                         $104      $325     $563   $1,248
                                                1        3        5       10
 Fifth Third Equity Index Fund                Year     Years    Years    Years
 Institutional Shares                          $41      $161     $292     $675
                                                1        3        5       10
 Fifth Third Large Cap Core Fund              Year     Years    Years    Years
 Institutional Shares                          $94      $301     $527   $1,174
                                                1        3        5       10
 Fifth Third Multi Cap Value Fund             Year     Years    Years    Years
 Institutional Shares                         $135      $428     $742   $1,632
                                                1        3        5       10
 Fifth Third Disciplined Large                Year     Years    Years    Years
 Cap Value Fund Institutional Shares          $114      $356     $617   $1,363
                                                1        3        5       10
 Fifth Third Balanced Fund                    Year     Years    Years    Years
 Institutional Shares                         $109      $340     $590   $1,306

Shareholder Fees and Fund Expenses


                                                        1      3      5       10
    Fifth Third International Equity Fund             Year   Years  Years    Years
    Institutional Shares                              $151   $468    $808   $1,768
                                                        1      3      5       10
    Fifth Third International GDP Fund                Year   Years  Years    Years
    Institutional Shares                              $103   $334    $584   $1,300
                                                        1      3      5       10
    Fifth Third Worldwide Fund                        Year   Years  Years    Years
    Institutional Shares                              $147   $515    $907   $2,007
                                                        1      3      5       10
    Fifth Third Strategic Income Fund                 Year   Years  Years    Years
    Institutional Shares                              $137   $449    $783   $1,727

Bond Funds
                                                        1      3      5       10
    Fifth Third Michigan Municipal Bond Fund          Year   Years  Years    Years
    Institutional Shares                               $70   $225    $393     $881
                                                        1      3      5       10
    Fifth Third Ohio Municipal Bond Fund              Year   Years  Years    Years
    Institutional Shares                               $84   $262    $455   $1,014
                                                        1      3      5       10
    Fifth Third Municipal Bond Fund                   Year   Years  Years    Years
    Institutional Shares                               $81   $259    $452   $1,011
                                                        1      3      5       10
    Fifth Third Bond Fund                             Year   Years  Years    Years
    Institutional Shares                               $82   $273    $480   $1,077
                                                        1      3      5       10
    Fifth Third Intermediate Municipal Bond Fund      Year   Years  Years    Years
    Institutional Shares                               $75   $257    $455   $1,027
                                                        1      3      5       10
    Fifth Third Intermediate Bond Fund                Year   Years  Years    Years
    Institutional Shares                               $78   $249    $436    $975
                                                        1      3      5       10
    Fifth Third Short Term Bond Fund                  Year   Years  Years    Years
    Institutional Shares                               $76   $243    $425     $951
                                                        1      3      5       10
    Fifth Third U.S. Government Bond Fund             Year   Years  Years    Years
    Institutional Shares                              $100   $312    $542   $1,201

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

  FUND NAME                                               FUND CODE
  ---------                                               ---------
Small Cap Growth Fund                                        1
Micro Cap Value Fund                                         2
Mid Cap Growth Fund                                          3
Technology Fund                                              4
Large Cap Opportunity Fund                                   5
Quality Growth Fund                                          6
Equity Index Fund                                            7
Large Cap Core Fund                                          8
Multi Cap Value Fund                                         9
Disciplined Large Cap Value Fund                            10
Balanced Fund                                               11
International Equity Fund                                   12
International GDP Fund                                      13
Worldwide Fund                                              14
Strategic Income Fund                                       15
Michigan Municipal Bond Fund                                16
Ohio Municipal Bond Fund                                    17
Municipal Bond Fund                                         18
Bond Fund                                                   19
Intermediate Municipal Bond Fund                            20
Intermediate Bond Fund                                      21
Short Term Bond Fund                                        22
U.S. Government Bond Fund                                   23


                               INSTRUMENT                                      FUND CODE
                        ------------------------                            ---------------
American Depositary Receipts (ADRs): ADRs are foreign shares of             1, 3-8, 11-13
a company held by a U.S. bank that issues a receipt evidencing ownership.

Asset-Backed Securities: Securities secured by company receivables,         3, 6, 11,16-22
home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Bankers' Acceptances: Bills of exchange or time drafts drawn on and        1-4, 6-11, 13-22
accepted by a commercial bank. Maturities are generally six months or less.

Additional Information About the Funds' Investments

                                INSTRUMENT                                  FUND CODE        RISK TYPE
                        ---------------------------                        -----------     -------------
Bear Funds: A Fund intended to increase/decrease in value inversely              14        Inverse Market
to the stock or equity index to which it relates.                                          Leverage
                                                                                           Liquidity

Bonds: Interest-bearing or discounted securities that obligate the              1-23       Market
issuer to pay the bondholder a specified sum of money, usually at                          Credit
specific intervals, and to repay the principal amount of the loan at                       Interest Rate
maturity.

Call and Put Options: A call option gives the buyer the right to                1-23       Management
buy, and obligates the seller of the option to sell, a security at a                       Liquidity
specified price. A put option gives the buyer the right to sell, and                       Credit
obligates the seller of the option to buy a security at a specified                        Market
price.                                                                                     Leverage

Certificates of Deposit: Negotiable instruments with a stated           1-4, 6-11, 13-23   Market
maturity.                                                                                  Credit
                                                                                           Liquidity
                                                                                           Interest Rate

Closed-End Funds: Funds traded on an exchange, which are not                 12, 14, 15    Market
redeemable on a continuous basis.                                                          Liquidity

Collateralized Mortgage Obligations: Mortgage-backed bonds that                16-23       Pre-Payment/Call
separate mortgage pools into different maturity classes.                                   Interest Rate

Commercial Paper: Secured and unsecured short-term promissory                1-9, 11-22    Credit
notes issued by corporations and other entities. Maturities generally                      Liquidity
vary from a few days to nine months.                                                       Market
                                                                                           Interest Rate

Common Stock: Shares of ownership of a company.                               1-13, 15     Market

Convertible Securities: Bonds or preferred stock that convert to         3-12, 14, 15, 19, Market
common stock.                                                                  21-23       Credit

Derivatives: Instruments whose value is derived from an underlying              1-23       Management
contract, index or security, or any combination thereof, including                         Market
futures, options (e.g., put and calls), options on futures, swap                           Credit
agreements, and some mortgage-backed securities.                                           Liquidity
                                                                                           Leverage
                                                                                           Interest Rate

Foreign Currency Transactions: Foreign currency transactions                   12-14       Foreign
include forward foreign currency exchange contracts, foreign currency                      Investment
options, and foreign currency futures transactions.                                        Market
                                                                                           Political

Additional Information About the Funds' Investments


                            INSTRUMENT                                      FUND CODE        RISK TYPE
                   ----------------------------                             ----------     -------------
Foreign Securities: Stocks issued by foreign companies, as well as       3, 4, 6-8, 10-14, Market
commercial paper of foreign issuers and obligations of foreign banks,          19-22       Political
overseas branches of U.S. banks and supranational entities.                                Liquidity
                                                                                           Foreign
                                                                                           Investment

Forward Commitments: A purchase of, or contract to purchase,             1, 7, 8, 12, 13,  Leverage
securities at a fixed price for delivery at a future date.                     16-23       Liquidity

Futures and Related Options: A contract providing for the future          1, 3-8, 10-14,   Management
sale and purchase of a specified amount of a specified security, class         16-23       Market
of securities, or an index at a specified time in the future and at a                      Credit
specified price.                                                                           Liquidity
                                                                                           Leverage

Guaranteed Investment Contracts: Contract between a fund and an             16, 18, 22     Credit
insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

High-Yield/High-Risk/Debt Securities: High-yield/ high-risk/debt           2, 9, 14, 15    Credit
securities are securities that are rated below investment grade by the                     Market
primary rating agencies (e.g., BB or lower by Standard & Poor's and                        Liquidity
Ba or lower by Moody's). These securities are considered speculative                       Interest Rate
and involve greater risk of loss than investment grade debt securities.
Other terms commonly used to describe such securities include
"lower rated bonds," "non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be difficult to sell at an           1-23        Liquidity
acceptable price.                                                                          Market
Investment Company Securities: Shares of investment companies.                 1-23        Market
These investment companies may include money market funds of
Fifth Third Funds and shares of other registered investment
companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
Investment Grade Bonds: Interest-bearing or discounted                         1-23        Market
government or corporate securities that obligate the issuer to pay the                     Credit
bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.
Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Adviser.
Leveraged Funds: Funds that utilize leverage in an attempt to                   14         Market
maximize gains.                                                                            Leverage
Loan Participations: A loan participation note represents                      16-23       Credit
participation in a corporate loan of a commercial bank with a                              Liquidity
remaining maturity of one year or less.                                                    Interest Rate

Additional Information About the Funds' Investments

                         INSTRUMENT                                         FUND CODE          RISK TYPE
                   ----------------------------------                       ---------        -------------
Money Market Instruments: Investment-grade, U.S. dollar                       1-23           Market
denominated debt securities that have remaining maturities of one                            Credit
year or less. These securities may include U.S. government
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Debt obligations secured by real estate       3, 6, 11, 16-23    Pre-payment
loans and pools of loans. These include collateralized mortgage                              Market
obligations and real estate mortgage investment conduits.                                    Credit
                                                                                             Regulatory

Mortgage Dollar Rolls: Transactions in which a Fund sells securities          16-23          Market
and simultaneously contracts with the same counterparty to                                   Regulatory
repurchase similar but not identical securities on a specified future                        Prepayment
date.

Municipal Securities: Securities issued by a state or political               16-22          Market
subdivision to obtain funds for various public purposes. Municipal                           Credit
securities include (a) governmental lease certificates of participation                      Political
issued by state or municipal authorities where payment is secured by                         Tax
installment payments for equipment, buildings, or other facilities                           Regulatory
being leased by the state or municipality; (b) government lease certificates purchased by the Fund will not contain nonappropriation clauses; (c) municipal notes and tax-exempt commercial paper; (d)
serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.

Participation Interests: Interests in bank loans made to                      16-23          Interest Rate
corporations.                                                                                Credit Liquidity
Preferred Stocks: Preferred Stocks are equity securities that generally   4, 11-13, 15       Market
pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.
Repurchase Agreements: The purchase of a security and the                     1-23           Market
simultaneous commitment to return the security to the seller at an                           Leverage
agreed upon price on an agreed upon date. This is treated as a loan.
Restricted Securities: Securities not registered under the Securities         1-23           Liquidity
Act of 1933, such as privately placed commercial paper and Rule                              Market
144A securities.
Reverse Repurchase Agreement: The sale of a security and the                  1-23           Market
simultaneous commitment to buy the security back at an agreed                                Leverage
upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Additional Information About the Funds' Investments

                          INSTRUMENT                                                FUND CODE       RISK TYPE
        ----------------------------------------------                          ----------------   -----------
Securities Lending: The lending of up to 33 1/3% of the Fund's total                  1-23         Market
assets. In return the Fund will receive cash, other securities, and/or                             Leverage
letters of credit.                                                                                 Liquidity
                                                                                                   Credit

Short-Term Trading: The sale of a security soon after its purchase.             2-6, 8-12, 14-23   Market
A portfolio engaging in such trading will have higher turnover and transaction expenses.

Small and Micro Cap Equities: Equity securities of companies with                  1, 2, 9, 12     Market
market capitalization within or lower than those included in the S&P                               Liquidity
Small Cap 600 Index.

Standard & Poor's Depositary Receipts ("SPDRs"): Ownership in                         1-15         Market
a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500 Index(R). Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

Stand-by Commitments: Contract where a dealer agrees to purchase                    16-18, 20      Market
at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.

Stock-Index Options: A security that combines features of options                   3-6, 9-13      Management
with securities trading using composite stock indices.                                             Market
                                                                                                   Credit

Stripped Obligations: U.S. Treasury obligations and their                             16-23        Interest Rate
unmatured interest coupons that have been separated ("stripped'
`92) by their holder, typically a custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a bank in                      1-4, 6-11, 13-22   Liquidity
exchange for the deposit of funds.                                                                 Credit
                                                                                                   Market

U.S. Government Agency Securities: Securities issued by agencies                      1-23         Interest Rate
and instrumentalities of the U.S. government. These include Ginnie                                 Credit
Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded                     1-23         Interest Rate
registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest                   11, 16-23      Credit
rates which are reset daily, weekly, quarterly or some other period                                Liquidity
and which may be payable to the Fund on demand.                                                    Market

Warrants: Securities, typically issued with preferred stock or bonds,             1, 3, 4, 6-8,    Market
that give the holder the right to buy a proportionate amount of                       10-14        Credit
common stock at a specified price.

Additional Information About the Funds' Investments

                          INSTRUMENT                                                FUND CODE       RISK TYPE
        ----------------------------------------------                          ----------------   -----------
When-Issued and Delayed Delivery Transactions: Purchase or                           1, 3-8,       Market
contract to purchase securities at a fixed price for delivery at a                 10-13, 16-23    Leverage
future date. Under normal market conditions, when-issued purchases and                             Liquidity
forward commitments will Credit not exceed 20% of the value of a
Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S. dollar                           1, 4, 7, 8, 12,   Market
denominated bonds issued by foreign corporations or governments.                     13, 16-22     Credit
Sovereign bonds are those issued by the government of a foreign                                    Interest Rate
country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank.
Canadian bonds are those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt obligations                    4, 12, 16-23     Credit
that pay no interest, but are issued at a discount from their value at                             Market
maturity. When held to maturity, their entire return equals the                                    Interest Rate
difference between their issue price and their maturity value.

Additional Information About the Funds' Investments

Investment Risks
Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Additional Information About the Funds' Investments

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisors and Subadvisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Large Cap Opportunity Fund. Heartland Capital Management, Inc. ("Heartland"), 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Large Cap Opportunity Fund. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Each of Fifth Third Bank and Heartland is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management Inc. (and its predecessors), with a team of approximately 23 investment strategists and portfolio managers, 11 equity and fixed income research analysts, and 5 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of June 30, 2002, Fifth Third Asset Management Inc. had approximately $______ billion of assets under management, including $_______ billion of assets in the Fifth Third Funds. As of June 30, 2002, Heartland had approximately $_______ billion of assets under management, including approximately $_______ million of assets held by mutual funds. As of June 30, 2002, MSIM, together with its affiliated institutional asset management companies, had approximately $_______ billion of assets under management, including approximately $_______ billion of assets held by mutual funds (including sub-advisory relationships).

Fund Management

The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

                                                      As a percentage of
                                                      average net assets
 Fifth Third Small Cap Growth Fund                          0.70%
 Fifth Third Micro Cap Value Fund*                          1.00%
 Fifth Third Mid Cap Growth Fund                            0.80%
 Fifth Third Technology Fund                                1.00%
 Fifth Third Large Cap Opportunity Fund                     0.70%
 Fifth Third Quality Growth Fund                            0.80%
 Fifth Third Equity Index Fund                              0.25%
 Fifth Third Large Cap Core Fund                            0.70%
 Fifth Third Multi Cap Value Fund*                          1.00%
 Fifth Third Disciplined Large Cap Value Fund               0.80%
 Fifth Third Balanced Fund                                  0.80%
 Fifth Third International Equity Fund**                    1.00%
 Fifth Third International GDP Fund                         0.75%
 Fifth Third Worldwide Fund*                                1.00%
 Fifth Third Strategic Income Fund*                         1.00%
 Fifth Third Michigan Municipal Bond Fund                   0.45%
 Fifth Third Ohio Municipal Bond Fund                       0.55%
 Fifth Third Municipal Bond Fund                            0.55%
 Fifth Third Bond Fund                                      0.60%
 Fifth Third Intermediate Municipal Bond Fund               0.50%
 Fifth Third Intermediate Bond Fund                         0.55%
 Fifth Third Short Term Bond Fund                           0.50%
 Fifth Third U.S. Government Bond Fund                      0.40%

 * The figures shown above reflect the management fees paid as of the end of the fiscal year ended December 31, 2001.
 ** The Advisor paid a portion of this fee to the Fund's subadvisor.

Fund Management

Portfolio Managers

Fifth Third Asset Management Inc.

Equity Funds
------------

Denis J. Amato has been the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund since August, 2001, and of the Fifth Third Disciplined Large Cap Value Fund since August, 2002. Mr. Amato is currently a Director of Value Strategies and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Richard A. Barone has been the portfolio manager of the Fifth Third Multi Cap Value Fund since October, 1989 and the Fifth Third Micro Cap Value Fund since February, 1998. Mr. Barone is currently a Director of Equity Strategy and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of Ancora Capital Securities, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December, 2000 and President of Maxus Securities Corp. until November, 2000.

David C. Eder has been the portfolio manager of the Fifth Third International GDP Fund and the co-portfolio manager of the Fifth Third Equity Index Fund since January, 1995 and of the Fifth Third International Equity Fund since January, 2002. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Jon M. Fisher has been the co-portfolio manager of the Fifth Third Technology Fund since May, 2002. He is an Assistant Vice President and the Group Head of Equity Research for the Advisor. Mr. Fisher received his BBA in Finance from the University of Iowa and earned the Chartered Financial Analyst designation in 1996. Prior to joining Fifth Third in 2000, he worked for seven years at PNC Bank as a portfolio manager and a generalist equity analyst and spent two years with Dain Bosworth, Inc., also as an equity analyst. Mr. Fisher teaches a course in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. He currently serves as the Chairperson of the Membership Committee for the Cincinnati Society of Financial Analysts.

Steven E. Folker has been the portfolio manager of the Fifth Third Quality Growth Fund, and the Fifth Third Mid Cap Growth Fund since June, 1993 and the co-portfolio manager of the Fifth Third Large Cap Opportunity Fund since April, 2002. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management and is a Vice President Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 23 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an MS in Finance, Investments & Banking from the University of Wisconsin.

Michael S. Gilmore has been the portfolio manager of the Fifth Third Small Cap Growth Fund since May, 2001. Mr. Gilmore is currently an Assistant Vice President with Fifth Third Asset Management. Mr. Gilmore has more than five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.

James R. Kirk has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August, 2002. He is currently a Vice President and Director of Disciplined Value Strategy for Fifth Third Asset Management. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University. He is a Chartered Financial Analyst. He has 30 years of investment experience in the capacities of portfolio manager, director of research and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation and the Kidney Foundation of Ohio and is a director of the Cleveland Athletic Club. He is a member and past president of the Cleveland Society of Security Analysts.

Allan J. Meyers has been the portfolio manager of the Fifth Third Large Cap Core Fund since November, 1997 and co-portfolio manager of the Fifth Third Small Cap Growth Fund since May, 2002. Currently, he is the Director of Large Company Strategies for the Advisor and is a Vice President of Fifth Third Bank. Mr. Meyers has over twenty-two years of portfolio management experience, including seventeen years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation, his BBA in finance, magna cum laude, and MBA from Western Michigan University.

Alan Miller has been the portfolio manager of the Fifth Third Worldwide Fund since January, 1995. Alan Miller is currently Vice President and a Director of Equity Strategy for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000. Alan has over twenty-five years of investment experience and working knowledge of qualified retirement plans. Alan holds a BS degree in Corporate Finance from The Ohio State University and his MBA was obtained from New York University with a concentration in investments and economics.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since June, 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He has earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

James E. Russell has been the co-portfolio manager of the Fifth Third Mid Cap Growth Fund, and the Fifth Third Quality Growth Fund since February, 2002. Mr. Russell is the Director of Equity Research and Growth Funds Management. In this role he carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

John B. Schmitz has been the co-portfolio manager of the Fifth Third Quality Growth Fund since April, 2002. He is a Vice President and Trust Officer of Fifth Third Bank and a Director of Equity Strategy for Fifth Third Asset Management. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has over 17 years of investment experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

Daniel Skubiz has been the co-portfolio manager of the Fifth Third Large Cap Core Fund since April, 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. Prior to that, from April 2000 to April 2001, he was a portfolio manager for Lyon Street Asset Management. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University.

Brian J. Smolinski has been the portfolio manager of the Fifth Third Equity Index Fund and co-portfolio manager of the Fifth Third International GDP Fund since June, 1998. Mr. Smolinski has over four years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

Hybrid Funds

Richard A. Barone has been the portfolio manager of the Fifth Third Strategic Income Fund since March, 1985. Mr. Barone is currently Portfolio Manager for Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of Ancora Capital Securities, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December, 2000 and President of Maxus Securities Corp. until November, 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. Mr. Bernard is currently a Director of Fixed Income and Vice President and Senior Fixed Income Portfolio Manager of Fifth Third Asset Management Inc. and Fifth Third Securities, Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000. Jim's experience in the investment industry spans nearly thirty years. Jim received his BSBA degree in Business Finance from Xavier University in Cincinnati and received his MBA from Ball State University. Jim is also a Chartered Financial Analyst.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Balanced Fund (fixed income portion) since April, 2000. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology.

Steven E. Folker has been the co-portfolio manager of the Fifth Third Balanced Fund (equity portion) since June, 1993. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management and is a Vice President Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 23 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an MS in Finance, Investments & Banking from the University of Wisconsin.

James E. Russell has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since February, 2002. Mr. Russell is the Director of Equity Research and Growth Funds Management. In this role he carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Balanced Fund (fixed income portion) since April, 2000. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

Bond Funds
----------

James M. Bernard has been the portfolio manager of the Fifth Third Ohio Municipal Bond Fund since January, 2001. Mr. Bernard is currently a Director of Fixed Income and Vice President and Senior Fixed Income Portfolio Manager of Fifth Third Asset Management Inc. and Fifth Third Securities, Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000. Jim's experience in the investment industry spans nearly thirty years. Jim received his BSBA degree in Business Finance from Xavier University in Cincinnati and received his MBA from Ball State University. Jim is also a Chartered Financial Analyst.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, and the Fifth Third U.S. Government Bond Fund since November, 1999. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology.

Michael J. Martin has been the co-portfolio manager for the Fifth Third Michigan Municipal Bond Fund and the Fifth Third Ohio Municipal Bond Fund since January, 1995 and the portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since November, 1997. Mr. Martin has over seven years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned a Chartered Financial Analyst designation in 1996. He earned his BS in geological engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Sarah M. Quirk has been the portfolio manager for the Fifth Third Michigan Municipal Bond Fund and co-portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since May, 1998. Ms. Quirk has over twenty years of investment experience, including fifteen years in the municipal bond industry. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Intermediate Bond Fund and the Fifth Third U.S. Government Bond Fund since November, 1999; and the Fifth Third Bond Fund since March, 1995; and the Fifth Third Short Term Bond Fund since November, 1996. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

David L. Withrow has been the co-portfolio manager of the Fifth Third Short Term Bond Fund since January, 2002. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his CFA designation in 1993. He joined Fifth Third Bank's Investment Advisors Division in 1999 and he has more than 13 years of investment experience. As a Senior Fixed Income Portfolio Manager, Mr. Withrow is responsible for the management of actively managed fixed income portfolios and the Fifth Third Short Term Bond Fund. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

Heartland Capital Management, Inc.

Thomas F. Maurath, Executive Vice President of Heartland, has been the portfolio manager of the Fifth Third Large Cap Opportunity Fund and its predecessor Fund since its inception in March, 1985. Mr. Maurath has earned his Chartered Financial Analyst designation, and earned a BBA in Accounting from the University of Notre Dame and an MBA from Indiana University.

Morgan Stanley Investment Management Inc.

Ann Thivierge has served as co-portfolio manager for the Fifth Third International Equity Fund since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

Shareholder Information

Purchasing And Selling Fund Shares


Pricing Fund Shares The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern Standard Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Purchasing And Adding To Your Shares


You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Standard Time in order to receive that day's NAV.


Institutional Shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

Shareholder Contact Information

For account holders through Fifth Third Bank or its affiliates, please contact your investment officer at your local Fifth Third Bank.

For institutional account holders at other financial institutions (non-Fifth Third Bank), please contact your investment representative of financial institution or call 1-800-282-5706.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts
The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fifth Third Funds. The Funds reserve the right to waive the minimum investment.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason.

Shareholder Information

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to:
Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Shareholder Information

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Postponement of Redemption Payments


Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.


Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

Instructions for Exchanging Shares

To exchange your shares, call the institution through which you purchased your shares for exchange procedures or call 1-800-282-5706.

Notes on Exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The exchange privilege may be changed or eliminated at any time.

The exchange privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Dividends and Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Strategic Income Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, and Fifth Third Municipal Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Core Fund, Fifth Third Technology Fund, Fifth Third Large Cap Opportunity Fund, Fifth Third Balanced Fund and Fifth Third Mid Cap Growth Fund. Dividends, if any, are declared and paid annually by the following Funds: Fifth Third International Equity Fund, Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, and Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

Shareholder Information

Taxation

Federal Income Tax

Taxation of Shareholder Transactions
A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions
Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Foreign Investments
Fifth Third International Equity Fund and Fifth Third International GDP Fund invest in foreign securities. Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund and Fifth Third International GDP Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Additional Tax Information for Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund (the "Municipal Securities Funds ")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Shareholder Information

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund and Fifth Third Intermediate Municipal Bond Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), which interest is exempt from federal income tax when received by a shareholder, is also exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Fifth Third Ohio Municipal Bond Fund should consult with their tax advisers about other state and local tax consequences of their investments in the Fund.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Shareholder Information

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Because the Fifth Third Michigan Municipal Bond Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by Arthur Andersen LLP and other independent auditors. Arthur Andersen LLP's report, along with the Funds' financial statements is incorporated by reference in the SAI which is available upon request. The information for periods ended December 31, 2000 and prior for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund, has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request. The information for the Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Core Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund and Fifth Third Municipal Bond Fund for the periods ended December 31, 2000 and prior has been audited by the former independent auditor for the Kent Funds, whose report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request. Additional information regarding possible limitations on any possible future recovery rights of shareholders against Arthur Andersen LLP is contained in the SAI.

Financial Highlights

                                               Fifth Third Small Cap Growth Fund
                                                 Institutional Shares



                                          Period Ended     Period Ended                   Year Ended December 31,
                                          ------------     ------------    --------------------------------------------------------
 Per Share Data                           January 31,        July 31,         2000       1999        1998         1997       1996
                                          ------------       --------      ---------   ---------  ---------    ---------   --------
                                              2002             2001(2)
                                              ----             ----
                                          (Unaudited)
 Net asset value, beginning of period       $   17.86      $    19.02      $   19.29   $   15.46  $   18.39    $   15.65   $  13.82

 Income from investment operations:
    Net investment income/(loss)                   --           (0.02)            --        0.02       0.03         0.04       0.12

    Net realized and unrealized gains
     (losses) on investments, futures
       contracts and option contracts           (0.02)          (1.08)         (0.08)       4.16      (1.08)        4.19       2.55

    Total from investment operations            (0.02)          (1.10)         (0.08)       4.18      (1.05)        4.23       2.67

 Distributions to shareholders:
    Net investment income                          --              --             --       (0.02)     (0.03)       (0.06)     (0.12)

    Net realized gains on investments,
     futures contracts and foreign
       currency translations                    (0.56)          (0.06)         (0.19)      (0.33)     (1.85)       (1.43)     (0.72)

    Total dividends and distributions           (0.56)          (0.06)         (0.19)      (0.35)     (1.88)       (1.49)     (0.84)

 Net asset value, end of period             $   17.28      $    17.86      $   19.02   $   19.29  $   15.46    $   18.39   $  15.65

 Total return                                   (0.11%)         (5.75)%*       (0.38)%     27.98%     (6.15)%      27.94%     19.56%

 Ratios/Supplemental Data
 Net assets, end of period (000's)          $ 655,449      $  724,275      $ 804,758   $ 746,428  $ 760,335    $ 719,998   $544,081

 Ratios of expenses to average net assets        0.93%**         0.93%**        0.91%       0.94%      0.94%        0.93%      0.96%

 Ratio of net investment income/(loss) to
    average net assets                          (0.17)%**       (0.16)%**      (0.11)%      0.14%      0.18%        0.24%      0.78%
 Ratio of expenses to average net assets/\       0.95%**         0.93%**        0.92%       0.95%      0.95%        0.94%      0.96%

 Portfolio turnover(1)                              9%             13%            28%         19%        41%          32%        16%




 /\ During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.


(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.
  * Not annualized.
 ** Annualized.

Financial Highlights

                                                Fifth Third Micro Cap Value Fund
                                                 Institutional Shares

                                                     Year Ended     Year Ended    Period
                                                     ----------     ----------    ------
                                                    December 31,   December 31,     Ended
                                                    ------------  --------------    -----
                                                        2001      2000     1999   Dec. 31,
                                                        ----      ----     -----  --------
                                                                                    1998*
                                                                                    -----
 Per Share Data
 Net asset value, beginning of period                 $  4.91    $  5.62  $ 4.82   $  5.00

 Income from investment operations:
    Net investment income (loss)                         0.01       0.06   (0.04)    (0.05)

    Net realized and unrealized gains/(losses)
     from investments                                    1.11      (0.13)   1.08     (0.09)

    Total from investment operations                     1.12      (0.07)   1.04     (0.14)

 Distributions to shareholders from:
    Net investment income                                 --       (0.05)     --        --

    Net realized gain on investments                    (0.00)**   (0.59)  (0.24)    (0.04)

    Total distributions                                 (0.00)**   (0.64)  (0.24)    (0.04)

 Net asset value, end of period                       $  6.03    $  4.91  $ 5.62   $  4.82

 Total return                                           22.90%     (1.21%) 21.60%    (2.87%)(a)

 Ratios/Supplemental Data
 Net assets at end of period (000's)                   $14,957    $ 6,743  $3,283   $ 1,156

 Ratios of expenses to average net assets                1.29%      1.40%   1.60%     2.19%(b)

 Ratios of net investment income/(loss)to
    average net assets                                   0.21%      1.03%  (0.32%)   (0.83%)(b)

    Portfolio turnover                                     47%       116%     96%      109%(b)



 * Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
 **  Amount is less than $0.005 per share.
 (a) Not annualized.
 (b) Annualized.

Financial Highlights

                                                 Fifth Third Mid Cap Growth Fund
                                                 Institutional Shares



                                                                     Six Months
                                                                   Ended January
                                                                     31, 2002                         Period Ended
                                                                                                      ------------
                                                                    (Unaudited)   Year Ended July 31,   July 31,
                                                                                  ------------------    --------
                                                                                   2001       2000       1999*
                                                                                   ----       ----       -----
 Per Share Data
 Net asset value, beginning of period                                $  15.10     $  19.28    $  15.87  $  15.40

 Income from investment operations:
     Net investment loss                                                   --           --       (0.04)    (0.04)

     Net realized and unrealized gains/(losses) from investments        (0.51)       (1.69)       4.63      1.95

    Total from investment operations                                    (0.51)       (1.69)       4.59      1.91

 Distributions to shareholders from:
     Net investment income                                                 --           --          --        --

     Net realized gain on investments                                   (0.47)       (2.49)      (1.18)    (1.44)

     Total distributions                                                (0.47)       (2.49)      (1.18)    (1.44)

 Net asset value, end of period                                      $  14.12     $  15.10    $  19.28  $  15.87

 Total return (excludes sales charge)                                   (3.50)%(a)   (9.94%)     30.65%    13.13%(a)

 Ratios/Supplemental Data
 Net assets at end of period (000's)                                 $273,394     $255,634    $242,641  $191,987
 Ratios of Expenses to Average Net Assets                                1.08%(b)     1.02%       0.99%     0.97%(b)

     Ratio of net investment income/(loss) to average net assets        (0.43)%(b)   (0.24%)     (0.26%)   (0.26%)(b)

     Ratios of expenses to average net assets(c)                         1.10%(b)     1.06%       1.04%     1.04%

     Portfolio turnover(d)                                                 10%          26%         42%       49%


 * Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 (a) Not annualized.
 (b) Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

 (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                     Fifth Third Technology Fund
                                                     Institutional Shares


                                                      Six Months Ended
                                                      ----------------
                                                      January 31, 2002   Year Ended       Period Ended
                                                      ----------------   ----------       ------------
                                                        (Unaudited)     July 31, 2001    July 31, 2000*
                                                        -----------     -------------    --------------
 Per Share Data
 Net asset value, beginning of period                   $  10.37         $   19.21         $   20.00

 Income from investment operations:
    Net investment loss                                     --                --               (0.03)

    Net realized and unrealized losses from investments    (0.61)            (8.68)            (0.76)

    Total from investment operations                       (0.61)            (8.68)            (0.79)

 Distributions to shareholders from:
    Net realized gain on investments                        --               (0.16)              --

    Total distributions                                     --               (0.16)              --

 Net asset value, end of period                         $   9.76         $   10.37         $   19.21

 Total return (excludes sales charge)                      (5.88%)(a)       (46.65%)           (5.69%)(a)
 Ratios/Supplemental Data
    Net assets at end of period (000's)                 $  38,083        $  45,842         $  55,188

 Ratios of Expenses to Average Net Assets:                  1.55%(b)          1.50%             1.46%(b)

    Ratios of net investment income/(loss) to
     average net assets                                    (1.39%)(b)        (1.24%)           (0.79%)(b)

    Portfolio turnover (c)                                    29%               50%               11%


 * Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                         Fifth Third Large Cap Opportunity Fund*
                                         Institutional Shares



                                                      Period Ended
                                                      ------------
                                                       January 31,
                                                       -----------
                                                          2002                             Period Ended
                                                          ----                             ------------
                                                       (Unaudited)    Year Ended July 31,    July 31,
                                                       -----------    -------------------    --------
                                                                      2001           2000     1999**
                                                                      ----           ----     ------
Per Share Data
Net asset value, beginning of period                   $ 25.47        $ 38.23     $ 37.28     $ 31.26


Income from investment operations:
    Net investment loss                                     --            --        (0.09)      (0.06)

    Net realized and unrealized gains/(losses) from      (2.50)        (11.73)       1.59        6.71
      investments

    Total from investment operations                     (2.50)        (11.73)       1.50        6.65

 Distributions to shareholders from:

    Net realized gain on investments                        --          (1.03)      (0.55)      (0.63)

    Total distributions                                     --          (1.03)      (0.55)      (0.63)

 Net asset value, end of period                        $ 22.97        $ 25.47     $ 38.23     $ 37.28

 Total return (excludes sales charge)                    (9.82%)(a)    (31.27%)      4.07%      21.53%(a)

 Ratios/Supplemental Data
    Net assets at end of period (000's)                 $24,830        $31,415     $58,939     $61,943

 Ratios of Expenses to Average Net Assets:                1.24%(b)       1.11%       1.07%       1.21%(b)
    Ratios of net investment income/(loss) to
     average net assets                                  (0.58%)(b)     (0.48%)     (0.23%)     (0.24%)(b)

    Ratio of expenses to average net assets(c)            1.24% (b)      1.24%       1.07%       1.22%(b)

    Portfolio turnover (d)                                  37%           139%         53%         51%



 * Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Large Cap Opportunity Fund.
 ** Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
 (a) Not annualized.
 (b) Annualized.

 (c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

 (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Quality Growth Fund
                                                 Institutional Shares


                                                       Six Months
                                                      Ended January       Year Ended
                                                        31, 2002           July 31,           Period Ended
                                                      (Unaudited)     2001          2000      July 31, 1999*
                                                      -----------     ----          ----      --------------
 Per Share Data
 Net asset value, beginning of period                 $  18.48      $   26.24   $   23.37       $   19.45

 Income from investment operations:
    Net investment loss                                   --             --         (0.02)          (0.02)

    Net realized and unrealized gains/(losses) from      (0.16)         (4.85)       4.06            5.89
      investments

    Total from investment operations                     (0.16)         (4.85)       4.04            5.87

 Distributions to shareholders from:
    Net realized gain on investments                     (0.59)         (2.91)      (1.17)          (1.95)

    Total distributions                                  (0.59)         (2.91)      (1.17)          (1.95)

 Net asset value, end of period                       $  17.73      $   18.48   $   26.24       $   23.37

 Total return (excludes sales charge)                    (0.98%)(a)    (19.93%)     17.82%          32.08%(a)

 Ratios/Supplemental Data
    Net assets at end of period (000's)               $778,315      $ 716,251   $ 814,820       $ 583,753
 Ratios of Expenses to Average Net Assets                1.05%(b)       1.02%       1.00%           1.00%(b)

    Ratios of net investment income/(loss) to
      average net assets                                (0.20%)(b)     (0.22%)     (0.10%)         (0.10%)(b)
    Ratio of expenses to average net assets(c)           1.05% (b)      1.02%       1.03%           1.05%(b)

    Portfolio turnover(d)                                   11%            20%         21%             34%



* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a) Not annualized.
(b) Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                   Fifth Third Equity Index Fund
                                                   Institutional Shares



                                               Six Months
                                               ----------
                                                  Ended
                                                  -----
                                               January 31,     Period
                                               -----------     ------
                                                  2002         Ended                   Year Ended December 31,
                                                  -----        -----                   -----------------------
                                               (Unaudited)
                                               -----------
 Per Share Data                                                2001(2)      2000       1999       1998       1997       1996
                                                               -------      ----       ----       ----       ----       ----

 Net asset value, beginning of period            $   23.11      $  25.18     $  28.31   $  24.24  $   19.14   $  14.71   $  12.56
 Income from investment operations:
   Net investment income/(loss)                       0.09          0.12         0.22       0.24       0.24       0.25       0.26


   Net realized and unrealized gains (losses)
    on investments, futures contracts and
    foreign currency translations                    (1.52)        (2.08)       (2.81)      4.68       5.14       4.50       2.47

    Total from investment operations                 (1.43)        (1.96)       (2.59)      4.92       5.38       4.75       2.73

 Distributions to shareholders:
    Net investment income                            (0.10)        (0.11)       (0.22)     (0.24)     (0.24)     (0.25)     (0.26)

    Net realized gains on investments, futures
     contracts and foreign currency
     translations                                       --            --        (0.32)     (0.61)     (0.04)     (0.07)     (0.32)

    Total dividends and distributions                (0.10)        (0.11)       (0.54)     (0.85)     (0.28)     (0.32)     (0.58)

 Net asset value, end of period                  $   21.58      $  23.11     $  25.18   $  28.31  $   24.24   $  19.14   $  14.71

 Total return                                        (6.16%)(a)    (7.83)%(a)   (9.30)%    20.55%     28.26%     32.55%     22.18%

 Ratios/Supplemental Data
    Net assets, end of period (000's)            $ 772,998      $822,909     $860,647   $875,780  $ 771,147   $590,241   $243,438

    Ratios of expenses to average net assets          0.41%(b)      0.40%(b)     0.40%      0.42%      0.42%      0.43%      0.49%

    Ratio of net investment income/(loss) to
      average net assets                              1.04%(b)      0.86%(b)     0.80%      0.92%      1.10%      1.44%      1.91%

    Ratio of expenses to average net assets*          0.56%(b)      0.53%(b)     0.53%      0.54%      0.55%      0.54%      0.59%

    Portfolio turnover(1)                                2%            4%           9%         9%        12%         1%         2%


 * During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
 (1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.
 (a) Not annualized.
 (b) Annualized.

Financial Highlights

                                                 Fifth Third Large Cap Core Fund
                                                 Institutional Shares



                                                 Six Months
                                                 ----------
                                               Ended January
                                               -------------
                                                 31, 2002
                                                 --------
                                               (Unaudited)     Period Ended                 Year Ended December 31,
                                               -----------     ------------      -------------------------------------------
 Per Share Data                                                  2001(2)       2000        1999       1998       1997       1996
                                                                 -------       ----        ----       ----       ----       ----

 Net asset value, beginning of period             $  15.17      $  16.84      $  20.42    $  18.03   $  15.55    $  13.90  $  13.25

 Income from investment operations:
   Net investment income/(loss)                       0.03          0.03          0.07        0.12       0.13        0.25      0.30

   Net realized and unrealized gains
    (losses) on investments, futures contracts
    and foreign currency translations                (1.03)        (1.43)        (2.24)       3.20       4.03        3.04      2.16

   Total from investment operations                  (1.00)        (1.40)        (2.17)       3.32       4.16        3.29      2.46

 Distributions to shareholders:
   Net investment income                             (0.03)        (0.03)        (0.07)      (0.12)     (0.14)      (0.25)    (0.30)

   Net realized gains on investments,
    futures contracts and foreign currency
    translations                                     (0.31)        (0.24)        (1.34)      (0.81)     (1.54)      (1.39)    (1.51)

   Total dividends and distributions                 (0.34)        (0.27)        (1.41)      (0.93)     (1.68)      (1.64)    (1.81)

 Net changes in net asset value                      (1.34)        (1.67)        (3.58)       2.39       2.48        1.65      0.65

 Net asset value, end of period                   $  13.83      $  15.17      $  16.84    $  20.42   $  18.03    $  15.55  $  13.90

 Total return                                        (6.61%)(a)    (8.24)%(a)   (11.25)%     18.79%     28.07%      24.14%    19.47%

 Ratios/Supplemental Data

 Net assets, end of period (000's)                $459,924      $547,524      $624,860    $822,414   $827,828    $697,973  $500,857
 Ratios of expenses to average net assets             0.94%(b)      0.93%(b)      0.91%       0.92%      0.93%       0.92%     0.95%
 Ratio of net investment income/(loss) to
 average net assets                                   0.60%(b)      0.40%(b)      0.35%       0.62%      0.77%       1.61%     2.18%


 Ratio of expenses to average net assets*             0.96%(b)      0.94%(b)      0.92%       0.93%      0.94%       0.93%     0.95%

 Portfolio turnover(1)                                   2%            5%           14%          9%        20%         88%       39%



  * During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
 (1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.
 (a) Not annualized.
 (b) Annualized

Financial Highlights

                                                Fifth Third Multi Cap Value Fund
                                                Institutional Shares




                                                                                       Period
                                            Year Ended     Year Ended December 31,      Ended
                                                                                       Dec. 31,
                                           December 31,       2000          1999        1998*
                                           -------------      ----          ----        -----
                                               2001
 Per Share Data
 Net asset value, beginning of period              $18.64   $   17.52    $   15.92  $15.92


 Income from investment operations:
    Net investment income                            0.05        0.28         0.25     --

    Net realized and unrealized gains from
      investments                                    1.43        3.88         1.86     --

    Total from investment operations                 1.48        4.16         2.11     --

 Distributions to shareholders from:
    Net investment income                           (0.07)      (0.24)       (0.26)    --

    Net realized gain on investments                (0.91)      (2.72)       (0.25)    --

    Return of capital                                --         (0.08)         --      --

    Total distributions                             (0.98)      (3.04)       (0.51)    --

 Net asset value, end of period                    $19.14    $  18.64     $  17.52  $15.92


 Total return                                        7.91%      23.78%       13.26%   0.00%(a)

 Ratios/Supplemental Data
    Net assets at end of period (000's)           $18,069         949          546     --

 Ratios of Expenses to Average Net Assets:           1.23        1.33%        1.33%   1.30%(b)

 Ratios of net investment income/(loss)to
    average net assets                               0.59%       1.41%        1.62%   1.65%(b)

    Portfolio turnover                                 80%        121%          78%    118%(b)


 * Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
 (a) Not annualized.
 (b) Annualized.

Financial Highlights

                                    Fifth Third Disciplined Large Cap Value Fund
                                      Institutional Shares


                                                    Six Months Ended
                                                    ----------------
                                                    January 31, 2002      Year Ended July 31,        Period Ended
                                                    ----------------      -------------------        ------------

                                                      (Unaudited)         2001           2000       July 31, 1999*
                                                      -----------         ----           ----       --------------
 Per Share Data
 Net asset value, beginning of period                 $    13.12       $  13.22      $   15.19       $ 14.79

 Income from investment operations:
    Net investment income                                   0.05           0.15           0.21          0.25

    Net realized and unrealized gains/(losses)
      from investments                                     (0.40)          0.17          (1.11)         1.86

    Total from investment operations                       (0.35)          0.32          (0.90)         2.11

 Distributions to shareholders from:
    Net investment income                                  (0.06)         (0.14)         (0.21)        (0.26)

    Net realized gain on investments                       (0.53)         (0.28)         (0.86)        (1.45)

    Total distributions                                    (0.59)         (0.42)         (1.07)        (1.71)

 Net asset value, end of period                       $    12.18       $  13.12      $   13.22       $ 15.19

 Total return (excludes sales charge)                      (2.65%)(a)      2.18%         (5.96%)       14.63%(a)

 Ratios/Supplemental Data
  Net assets at end of period (000's)                  $   90,063       $ 92,635      $ 100,007       $ 148,525
 Ratios of Expenses to Average Net Assets:                  1.11%(b)       1.06%          1.02%         1.07%(b)
    Ratios of net investment income/(loss) to
     average net assest                                     0.98%(b)       1.03%          1.54%         1.63%(b)

    Ratio of expenses to average net assets(c)              1.18%(b)       1.12%          1.08%         1.12%(b)
    Portfolio turnover(d)                                     11%            19%            37%           69%


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights                                   Fifth Third Balanced Fund
                                                        Institutional Shares



                                                      Six Months
                                                      ----------
                                                        Ended                 Year Ended
                                                        -----                 ----------
                                                   January 31, 2002**          July 31,              Period Ended
                                                   ------------------  -------------------------    --------------
                                                     (Unaudited)          2001           2000       July 31, 1999*
                                                     -----------       ---------     -----------    --------------
 Per Share Dat
 Net asset value, beginning of period                $     13.39       $   17.39     $     16.13      $    14.60

 Income from investment operations:

    Net investment income                                   0.06            0.18            0.23            0.22

    Net realized and unrealized gains/(losses)
      from investments                                     (0.17)          (1.97)           2.60            2.27

    Total from investment operations                       (0.11)          (1.79)           2.83            2.49

 Distributions to shareholders from:
    Net investment income                                  (0.09)          (0.21)          (0.23)          (0.22)

    Net realized gain on investments                       (0.20)          (2.00)          (1.34)          (0.74)

    Total distributions                                    (0.29)          (2.21)          (1.57)          (0.96)

 Net asset value, end of period                      $     13.04       $   13.39     $     17.39      $    16.13

 Total return (excludes sales charge)                      (0.47%)(a)     (11.64%)         18.60%          17.63%(a)

 Ratios/Supplemental Data
    Net assets at end of period (000's)               $   230,629       $ 211,221     $   171,923      $  139,616
 Ratios of Expenses to Average Net Assets:                   1.06%(b)        1.01%           1.00%           1.00%(b)

    Ratios of net investment income/(loss) to
     average net assets                                     1.18%(b)        1.48%           1.55%           1.54%(b)

    Ratio of expenses to average net assets (c)             1.09%(b)

    Portfolio turnover(d)                                     32%             77%            122%            128%


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
** As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended January 31, 2002 for the Balanced Fund, Institutional, Investment A,B, C and Advisor Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00), and increase the ratio of net investment income to average net assets from 1.16% to 1.18%, 0.91% to 0.93%, 0.16% to 0.18% and
      0.47% to 0.51%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(a)   Not annualized.
(b)   Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                           Fifth Third International Equity Fund
                                            Institutional Shares


                                                  Period Ended
                                                  ------------
                                                January 31, 2002         Year Ended July 31,         Period Ended
                                                ----------------      -------------------------      ------------
                                                   (Unaudited)           2001           2000        July 31, 1999*
                                                   -----------        ----------     ----------     --------------
 Per Share Data

 Net asset value, beginning of period              $      9.04        $    12.70     $    12.80       $     10.50

 Income from investment operations:

    Net investment income                                 0.01              0.13           0.07              0.09

    Net realized and unrealized gains/(losses)           (0.89)            (2.17)          1.01              2.52
       from investments
    Total from investment operations                     (0.88)            (2.04)          1.08              2.61

 Distributions to shareholders from:
    Net investment income                                (0.11)               --             --             (0.24)

    Net realized gain on investments                        --             (1.62)          1.18)            (0.07)

    Total distributions                                  (0.11)            (1.62)         (1.18)            (0.31)
 Net asset value, end of period                    $      8.05        $     9.04     $    12.70       $     12.80

 Total return (excludes sales charge)                    (9.81%)(a)       (17.61%)         8.29%            25.02%(a)

 Ratios/Supplemental Data
    Net assets at end of period (000's)             $   147,443        $  154,950     $  208,383       $   172,388
 Ratios of Expenses to Average Net Assets:               1.36%(b)          1.48%          1.45%             1.50%(b)

    Ratios of net investment income/(loss) to
     average net assets                                  (0.53%)(b)         0.98%          0.55%             0.67%(b)

    Portfolio turnover(c)                                   10%               42%            86%               42%


* Reflects operations for the period from October 9, 1998 (date of commencement of operations) to July 31, 1999.
(a)   Not annualized.
(b)   Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                              Fifth Third International GDP Fund
                                                 Institutional Shares


                                                 Period
                                                 ------
                                                  Ended
                                                  -----
                                                 January 31,    Period
                                                 -----------    ------
                                                   2002          Ended                    Year Ended December 31,
                                                   ----          -----                    -----------------------
Per Share Data                                  (Unaudited)     2001(2)        2000       1999       1998       1997       1996
                                                -----------     -------        ----       ----       ----       ----       ----
Net asset value, beginning of period               $12.91      $  15.67      $  19.45   $  15.91   $  14.89   $  14.75   $  14.18

Income from investment operations:
   Net investment income/(loss)                      0.06          0.10          0.09       0.11       0.14       0.11       0.13



   Net realized and unrealized gains (losses) on
     investments, futures contracts and foreign
     currency translations                          (1.67)        (2.82)        (3.42)      4.20       2.48       0.26       0.70


   Total from investment operations                 (1.67)        (2.72)        (3.33)      4.31       2.62       0.37       0.83

Distributions to shareholders:

   Net investment income                            (0.07)        (0.04)        (0.06)     (0.12)     (0.19)     (0.15)     (0.12)

   Net realized gains on investments, futures
     contracts and foreign currency translations    (0.48)           --         (0.39)     (0.65)     (1.41)     (0.08)     (0.14)

   Total dividends and distributions                (0.55)        (0.04)        (0.45)     (0.77)     (1.60)     (0.23)     (0.26)

Net asset value, end of period                     $10.75      $  12.91     $   15.67   $  19.45   $  15.91    $ 14.89   $  14.75

Total return                                       (12.74%)(a)   (17.38%)(a)   (17.41%)    28.30%     17.92%      2.54%      5.87%

Ratios/Supplemental Data

Net assets, end of period (000's)                $347,447      $472,951      $587,107   $579,650   $528,500   $492,598   $387,799
Ratios of expenses to average net assets             1.04%(b)      1.02%(b)      1.00%      1.02%      1.05%      1.05%      1.09%
Ratio of net investment income (loss) to
   average net assets                               (0.21%)(b)     1.28%(b)      0.47%      0.72%      0.87%      0.80%      0.97%
Ratio of expenses to average net assets*             1.07%(b)      1.02%(b)      1.01%      1.03%      1.06%      1.06%      1.09%
Portfolio turnover(1)                                   4%           22%            7%         8%        22%         3%        13%



* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.
(a) Not annualized.
(b) Annualized.

Financial Highlights

                                                      Fifth Third Worldwide Fund
                                                        Institutional Shares


                                                               Year Ended
                                                               ----------
                                         Year Ended            December 31,         Period
                                         ----------            ------------         ------
                                      December 31, 2001                              Ended
                                      -----------------                              -----
                                                            2000         1999       Dec. 31, 1998*
                                                            ----         ----       --------------
Per Share Data
Net asset value, beginning of period    $      14.23      $  19.30     $   13.30     $     10.38



Income from investment operations:

   Net investment income (loss)                (0.01)        (0.12)         0.03           (0.11)


   Net realized and unrealized gains/
     (losses) from investments                 (1.64)        (2.00)         6.78            3.76
   Total from investment operations            (1.65)        (2.12)         6.81            3.65

Distributions to shareholders from:
   Net realized gain on investments            (0.11)        (2.95)        (0.81)          (0.73)
     Return of Capital                         (0.00)**      ______        ______           ______
   Total distributions                         (0.11)        (2.95)        (0.81)          (0.73)
Net asset value, end of period          $      12.47      $  14.23     $   19.30     $     13.30

Total return                                  (11.53%)      (12.16%)       51.29%          35.24%(a)



Ratio/Supplemental Data
  Net assets at end of period (000's)   $      2,709      $  1,232     $   1,230     $       9
Ratios of Expenses to Average
     Net Assets:                                1.42%         1.44%         1.42%           2.13%(b)

   Ratio of net investment income/
     (loss) to average net assets              (0.26%)       (0.63%)        0.01%          (0.60%)(b)


   Portfolio turnover(c)                          974%         1204%         1172%           2792%(b)



* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
**  Amount less than $0.005 per share.
(a) Not annualized.
(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the expenses of shares issued.

Financial Highlights

                                               Fifth Third Strategic Income Fund
                                                            Institutional Shares


                                                                  Year Ended
                                                                  ----------
                                                Year Ended        December 31,       Period Ended
                                                ----------        ------------       ------------
                                            December 31, 2001   2000       1999     Dec. 31, 1998*
                                            -----------------   ----       ----     --------------
Per Share Data
Net asset value, beginning of period             $  9.96       $ 9.23     $10.62       $ 11.31

Income from investment operations:
  Net investment income                             0.69         0.78       0.87          0.33

  Net realized and unrealized
   gains/(losses) from investments                  0.59         0.70      (1.43)        (0.50)

  Total from investment operations                  1.28         1.48      (0.56)        (0.17)

Distributions to shareholders from:
  Net investment income                            (0.67)       (0.75)     (0.83)        (0.33)

  Net realized gain on investments                    --           --         --         (0.19)

  Return of Capital                                (0.00)**        --         --            --

  Total distributions                              (0.67)       (0.75)     (0.83)        (0.52)

Net asset value, end of period                   $ 10.57       $ 9.96     $ 9.23       $ 10.62

Total return                                       13.12%       16.52%     (5.61%)        3.54%(a)

Ratios/Supplemental Data
  Net assets at end of period (000's)            $ 3,142       $3,349     $2,540       $   426
Ratios of Expenses to Average Net Assets:           1.26%        1.35%      1.41%         1.37%(b)

  Ratios of net investment income/(loss) to
   average net assets                               6.62%        8.03%      8.37%         7.02%(b)

  Portfolio turnover(c)                               34%          48%        51%           59%(b)


* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
**  Amount less than $0.005 per share.
(a) Not annualized.
(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                        Fifth Third Michigan Municipal Bond Fund
                                                            Institutional Shares


                                                 Period Ended
                                                 ------------
                                                  January 31,
                                                  -----------
                                                     2002       Period Ended               Year Ended December 31,
                                                     ----       ------------               -----------------------
                                                  (Unaudited)      2001(2)      2000      1999       1998       1997       1996
                                                  -----------      -------      ----      ----       ----       ----       ----
Per Share Data
Net asset value, beginning of period               $ 10.25         $ 10.10    $  9.93   $  10.27   $  10.21   $  10.08   $  10.12

Income from investment operations:
  Net investment income                               0.20            0.24       0.43       0.41       0.40       0.41       0.39

  Net realized and unrealized gains (losses) on
   investments and futures contracts                  0.07            0.16       0.18      (0.34)      0.08       0.13      (0.04)

  Total from investment operations                    0.27            0.40       0.61       0.07       0.48       0.54       0.35

Distributions to shareholders:
  Net investment income                              (0.20)          (0.24)     (0.43)     (0.41)     (0.41)     (0.41)     (0.39)

  Net realized gains on investments and
   futures contracts                                 (0.05)          (0.01)     (0.01)        --      (0.01)        --         --

  Total dividends and distributions                  (0.25)          (0.25)     (0.44)     (0.41)     (0.42)     (0.41)     (0.39)

Net asset value, end of period                     $ 10.27         $ 10.25    $ 10.10   $   9.93   $  10.27   $  10.21   $  10.08

Total return                                          2.62%(a)        4.01%      6.31%      0.67%      4.75%      5.52%      3.51%

Ratios/Supplemental Data
Net assets, end of period (000's)                  $83,275         $80,556    $87,926   $102,608   $117,957   $111,735   $152,623
                                                      0.69%(b)        0.69%(b)   0.68%      0.71%      0.69%      0.69%      0.70%
Ratio of net investment income/(loss) to
 average net assets                                   3.75%(b)        4.00%(b)   4.17%      3.98%      3.97%      4.04%      3.83%

Ratio of expenses to average net assets*              0.75%(b)        0.71%(b)   0.69%      0.72%      0.70%      0.70%      0.70%
Portfolio turnover rate(1)                              17%             19%        36%        14%        51%        13%        24%


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00), and increase the ratio of net investment income to average net assets from 3.99% to 4.00%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.
(a)  Not annualized.
(b)  Annualized.

 Financial Highlights

                                            Fifth Third Ohio Municipal Bond Fund
                                                            Institutional Shares

                                                       Six Months
                                                       ----------
                                                      Ended January                          Period Ended
                                                      -------------                          ------------
                                                        31, 2002      Year Ended July 31,     July 31,
                                                        --------     --------------------     --------
Per Share Data                                       (Unaudited)**     2001       2000          1999*
                                                     -------------   --------   ---------       -----
Net asset value, beginning of period                    $10.27       $   9.88   $   10.02     $ 10.33

Income from investment operations:

   Net investment income                                  0.20           0.41        0.41        0.41

   Net realized and unrealized gains/(losses) from        0.02           0.39       (0.12)      (0.24)
   investments

   Total from investment operations                       0.22           0.80        0.29        0.16

Distributions to shareholders from:
   Net investment income                                 (0.20)         (0.41)      (0.41)      (0.41)

   Net realized gain on investments                         --             --       (0.02)      (0.06)

   Total distributions                                   (0.20)         (0.41)      (0.43)      (0.47)

Net asset value, end of period                          $10.29        $ 10.27   $    9.88   $   10.02

Total return (excludes sales charge)                      2.13%(a)       8.28%       3.01%       1.48%(a)

Ratios/Supplemental Data
 Net assets at end of period (000's)                  $168,258       $166,802   $ 166,623   $ 182,679
Ratios of Expenses to Average Net Assets:                 0.79%(b)       0.76%       0.76%       0.82%(b)

   Ratios of net investment income/(loss) to
    average net assets                                    4.00%(b)       4.09%       4.15%       3.81%(b)

   Ratio of expenses to average net assets (c)            0.82%(b)       0.82%       0.80%       0.87%(b)

   Portfolio turnover(d)                                    15%            26%         26%         47%


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
** As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended January 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Investment A, B and C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00), and increase the ratio of net investment income to average net assets from 3.98% to 4.00%, 3.72% to 3.74%, 2.90% to 2.92% and 2.96% to 2.98%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

                                                 Fifth Third Municipal Bond Fund
                                                 Institutional Shares



                                            Six Months
                                            ----------
                                              Ended
                                              -----
                                           January 31,   Period Ended                  Year Ended December 31,
                                           -----------   ------------                  -----------------------
                                              2002
                                              ----
                                           (Unaudited)    2001(2)      2000        1999       1998        1997       1996
                                           -----------    -------      ----        ----       ----        ----       ----
 Per Share Data
 Net asset value, beginning of period         $  10.75    $  10.68    $   9.95    $  10.75   $   10.65   $  10.27   $  10.49
 Income from investment operations:
    Net investment income                         0.22        0.26        0.47        0.45        0.44       0.45       0.46

    Net realized and unrealized gains (losses)
      on investments and futures contracts         --         0.12        0.73       (0.79)       0.15       0.41      (0.06)


    Total from investment operations              0.22        0.38        1.20       (0.34)       0.59       0.86       0.40

 Distributions to shareholders:
    Net investment income                        (0.22)      (0.26)      (0.47)      (0.45)      (0.44)     (0.45)     (0.46)

    Net realized gains on investments and
      futures contracts                          (0.25)      (0.05)        --        (0.01)      (0.05)     (0.03)     (0.16)

    Total dividends and distributions            (0.17)      (0.31)      (0.47)      (0.46)      (0.49)     (0.48)     (0.62)

 Net asset value, end of period               $  10.50    $  10.75    $  10.68    $   9.95   $   10.75   $  10.65   $  10.27

 Total return                                     2.09%(a)    3.66%      12.40%      (3.26)%      5.71%      8.59%      3.92%

 Ratios/Supplemental Data
 Net assets, end of period (000's)            $117,381    $125,382    $133,184    $122,052   $ 128,232   $116,652   $109,948
 Ratios of expenses to average net assets        (0.80%)      0.79%       0.78%       0.82%       0.81%      0.79%      0.82%
 Ratio of net investment income/(loss) to
  average net assets                              4.01%(b)    4.21%       4.61%       4.32%       4.16%      4.32%      4.38%
 Ratio of expenses to average net assets*         0.85(b)     0.81%       0.79%       0.83%       0.82%      0.80%      0.82%
 Portfolio turnover(1)                              43%         89%        119%        109%         53%        16%        40%


 * During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
 (1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.
(a)  Not annualized.
(b)  Annualized.

Financial Highlights

                                                           Fifth Third Bond Fund
                                                            Institutional Shares


                                          Period Ended
                                          ------------
                                           January 31,
                                           -----------
                                               2002        Period Ended                     Year Ended December 31,
                                               ----        ------------                     -----------------------
Per Share Data                             (Unaudited)        2001(2)         2000        1999        1998       1997       1996
                                           -----------        -------         ----        ----        ----       ----       ----
Net asset value, beginning of period          $    9.97      $    9.72      $    9.27   $   10.33   $   10.30  $   10.16  $   10.84

Income from investment operations:
  Net investment income                            0.34           0.28           0.61        0.60        0.65       0.68       0.66

  Net realized and unrealized gains
    (losses) on Investments                       (0.21)          0.31           0.45       (1.05)       0.27       0.34      (0.56)

  Total from investment operations                 0.13           0.59           1.06       (0.45)       0.92       1.02       0.10

Distributions to shareholders:
  Net investment income                           (0.28)         (0.34)         (0.61)      (0.60)      (0.65)     (0.68)     (0.75)

  Net realized gains on investments                  --             --             --       (0.01)      (0.24)     (0.20)     (0.03)

  Total dividends and distributions               (0.28)         (0.34)         (0.61)      (0.61)      (0.89)     (0.88)     (0.78)

Net asset value, end of period                $    9.82      $    9.97      $    9.72   $    9.27   $   10.33  $   10.30  $   10.16

Total return                                       1.30%(a)       6.19%(a)      11.91%      (4.41)%      9.29%     10.55%      1.19%

Ratios/Supplemental Data
Net assets, end of period (000's)             $ 436,586      $ 281,795      $ 295,093   $ 295,017   $ 231,017  $ 229,778  $ 240,060
Ratios of expenses to average net assets           0.82%(b)       0.83%(b)       0.82%       0.83%       0.83%      0.82%      0.83%
Ratio of net investment income/(loss) to
  average net assets                               4.75%(b)       4.87%(b)       6.51%       6.25%       6.25%      6.65%      6.57%
Ratio of expenses to average net assets*           0.84%(b)       0.84%(b)       0.82%       0.84%       0.84%      0.83%      0.83%
Portfolio turnover(1)                               106%           131%           135%         90%        108%        84%       102%


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.
(a) Not annualized.
(b) Annualized.

Financial Highlights

                                    Fifth Third Intermediate Municipal Bond Fund
                                     Institutional Shares


                                           Period Ended
                                           ------------
                                          January 31, 2002
                                          ----------------
                                            (Unaudited)   Period Ended                     Year Ended December 31,
                                            -----------   ------------                     -----------------------
Per Share Data                                               2001(2)          2000       1999         1998        1997      1996
                                                             -------          ----       ----         ----        ----      ----
Net asset value, beginning of period         $   10.78      $   10.63      $   10.20  $   10.76    $   10.68   $   10.42  $   10.52

Income from investment operations:
  Net investment income                           0.19           0.27           0.46       0.44         0.45        0.45       0.44

  Net realized and unrealized gains
    (losses) on investments and
    futures contracts+                            0.06           0.16           0.43      (0.55)        0.11        0.26      (0.08)


  Total from investment operations                0.25           0.43           0.89      (0.11)        0.56        0.71       0.36

Distributions to shareholders:
  Net investment income                          (0.20)         (0.26)         (0.46)     (0.44)       (0.45)      (0.45)     (0.46)

  Net realized gains on investments and
    futures contracts                            (0.24)         (0.02)            --      (0.01)       (0.03)         --         --

  Total dividends and distributions              (0.44)         (0.28)         (0.46)     (0.45)       (0.48)      (0.45)     (0.46)

Net asset value, end of period               $   10.59      $   10.78      $   10.63  $   10.20    $   10.76   $   10.68  $   10.42

Total return                                      2.28%(a)       4.06%(a)       8.99%     (1.01)%       5.37%       7.07%      3.41%
Ratios/Supplemental Data
Net assets, end of period (000's)            $ 362,039      $ 237,929      $ 256,926  $ 302,948    $ 296,484   $ 275,641  $ 285,674

Ratios of expenses to average net assets          0.74%(b)       0.74%(b)       0.72%      0.73%        0.73%       0.72%      0.73%
Ratio of net investment income/(loss)
  to average net assets                           3.66%(b)       4.29%(b)       4.43%      4.22%        4.22%       4.31%      4.34%
Ratio of expenses to average net assets*         (0.80%)(b)      0.74%(b)       0.73%      0.74%        0.74%       0.73%      0.73%
Portfolio turnover                                  30%            36%            59%        63%          40%         23%        35%


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.
(a) Not annualized.
(b) Annualized.

Financial Highlights

                                              Fifth Third Intermediate Bond Fund
                                                Institutional Shares


                                            Six Months
                                            ----------
                                            January 31,
                                            -----------
                                               2002         Period Ended                   Year Ended December 31,
                                               ----         ------------                   -----------------------
 Per Share Data                             (Unaudited)       2001(2)       2000        1999         1998        1997      1996
                                            -----------       -------       ----        ----         ----        ----      ----
Net asset value, beginning of period        $    9.90       $   9.66     $   9.37    $  10.06     $   9.90    $   9.76   $  10.12

Income from investment operations:
  Net investment income                          0.34           0.25         0.60        0.56         0.58        0.59       0.60

  Net realized and unrealized gains (losses)
    on Investments                              (0.11)          0.32         0.29       (0.68)        0.16        0.14      (0.32)

  Total from investment operations               0.23           0.57         0.89       (0.12)        0.74        0.73       0.28

Distributions to shareholders:
  Net investment income                         (0.26)         (0.33)       (0.60)      (0.57)       (0.58)      (0.59)     (0.64)

Total dividends and distributions               (0.26)         (0.33)       (0.60)      (0.57)       (0.58)      (0.59)     (0.64)

Net asset value, end of period              $    9.87       $   9.90     $   9.66    $   9.37     $  10.06    $   9.90   $   9.76

Total return                                     2.34%(a)       6.16%(a)     9.74%      (1.22)%       7.65%       7.80%      3.01%


Ratios/Supplemental Data
Net assets, end of period (000's)           $ 820,267       $663,571     $714,445    $843,520     $885,580    $762,740   $769,395
Ratios of expenses to average net assets         0.77%(b)       0.78%(b)     0.76%       0.77%        0.76%       0.75%      0.77%
Ratio of net investment income/(loss) to
  average net assets                             4.57%(b)       4.52%(b)     6.29%       5.83%        5.77%       6.03%      6.18%
Ratio of expenses to average net assets*         0.80%(b)       0.78%(b)     0.77%       0.78%        0.77%       0.76%      0.78%
Portfolio turnover(1)                             110%           141%         168%         84%         106%        114%       135%


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets from 4.97% to 4.52%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.
(a)  Not annualized.
(b)  Annualized.

Financial Highlights

                                                Fifth Third Short Term Bond Fund
                                                  Institutional Shares


                                              Period Ended
                                              ------------
                                               January 31,
                                               -----------
                                                   2002      Period Ended                  Year Ended December 31,
                                                   ----      ------------                  -----------------------
Per Share Data                                 (Unaudited)     2001(2)       2000        1999        1998        1997        1996
                                               -----------     -------       ----        ----        ----        ----        ----
Net asset value, beginning of period            $   9.83     $   9.66      $   9.48    $   9.77    $   9.75    $   9.75    $   9.96

Income from investment operations:
   Net investment income                            0.25         0.26          0.57        0.53        0.56        0.61        0.61

   Net realized and unrealized gains (losses)
     on Investments                                 0.01         0.23          0.18       (0.29)       0.02          --       (0.21)

   Total from investment operations                 0.26         0.49          0.75        0.24        0.58        0.61        0.40

Distributions to shareholders:
   Net investment income                           (0.25)       (0.32)        (0.57)      (0.53)      (0.56)      (0.61)      (0.61)

   Total dividends and distributions               (0.25)       (0.32)        (0.57)      (0.53)      (0.56)      (0.61)      (0.61)

Net asset value, end of period                  $   9.84     $   9.83      $   9.66    $   9.48    $   9.77    $   9.75    $   9.75

Total return                                        2.66%(a)     5.29%(a)      8.12%       2.50%       6.14%       6.42%       4.22%

Ratios/Supplemental Data
Net assets, end of period (000's)               $259,050     $233,444       169,790    $172,204    $139,229    $139,739    $235,430
Ratios of expenses to average net assets            0.75%(b)     0.74%(b)      0.73%       0.75%       0.76%       0.72%       0.70%
Ratio of net investment income/(loss) to
   average net assets                               4.33%(b)     4.48%(b)      6.03%       5.56%       5.74%       6.04%       6.17%
Ratio of expenses to average net assets*            0.76%(b)     0.75%(b)      0.74%       0.76%       0.77%       0.73%       0.70%
Portfolio turnover(1)                                 50%          56%           73%         60%         72%         89%         32%


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(1) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(2) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets from 4.93% to 4.48%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.

(a) Not annualized.
(b) Annualized.

Financial Highlights

                                           Fifth Third U.S. Government Bond Fund
                                             Institutional Shares


                                                   Six Months Ended                                 Period Ended
                                                   -----------------                                ------------
                                                   January 31, 2002        Year Ended July 31,        July 31,
                                                   ----------------        -------------------        --------
Per Share Data                                        (Unaudited)         2001**          2000          1999*
                                                      -----------         ------          ----          -----
Net asset value, beginning of period                  $   10.06        $    9.54       $    9.64       $ 9.89

Income from investment operations:
   Net investment income                                   0.22             0.51            0.51         0.46

   Net realized and unrealized gains/(losses) from
   investments                                             0.07             0.52           (0.10)       (0.22)

   Total from investment operations                        0.29             1.03            0.41         0.24

Distributions to shareholders from:
   Net investment income                                  (0.22)           (0.51)          (0.51)       (0.49)

   Total distributions                                    (0.22)           (0.51)          (0.51)       (0.49)

Net asset value, end of period                           $10.13        $   10.06       $    9.54       $ 9.64

Total return (excludes sales charge)                       2.93%(a)        11.10%           4.34%        2.43%(a)

Ratios/Supplemental Data
   Net Assets at end of period (000's)                 $  51,707       $  48,770       $  45,139     $ 42,239
Ratios of Expenses to Average Net Assets:                  0.79%(b)         0.74%           0.72%        0.75%(b)
   Ratios of net investment income/(loss) to average
      net assets                                           4.29%(b)         5.20%           5.24%        4.80%(b)

   Ratio of expenses to average net assets(c)              0.20%(b)         0.24%           0.22%        0.28%(b)

   Portfolio turnover(d)                                     70%              77%             46%          93%


* Reflects operations for the period from August 11, 1998 (date of commencement of operations) to July 31, 1999.
** As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended January 31, 2002 for the U.S. Government Bond Fund, Institutional, Investment A and C Shares was to increase net investment securities income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00), and increase the ratio of net investment income to average net assets from 4.23% to 4.29%., 3.89% to 3.95% and 2.97% to 3.01%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(a) Not annualized.
(b) Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Fifth Third Funds                                       Fifth Third Funds
Stock and Bond Mutual Funds                             3435 Stelzer Road
Institutional Shares                                    Columbus, Ohio 43219


Investment Advisor                                      Fifth Third Asset Management Inc.
                                                        38 Fountain Square Plaza
                                                        Cincinnati, Ohio 45263


Investment Advisor                                      Heartland Capital Management, Inc.
(Large Cap Opportunity Fund only)                       251 North Illinois Street
                                                        Suite 300
                                                        Indianapolis, Indiana 46204


Sub-Advisor                                             Morgan Stanley Investment Management Inc.
(International Equity Fund only)                        1221 Avenue of the Americas
                                                        New York, New York 10020


Distributor                                             Fifth Third Funds Distributor, Inc.
                                                        3435 Stelzer Road
                                                        Columbus, Ohio 43219


Custodian, Transfer Agent, Dividend Disbursing Agent,
and Administrator                                       Fifth Third Bank
                                                        38 Fountain Square Plaza
                                                        Cincinnati, Ohio 45263


Sub-Administrator and Sub-Fund Accountant               BISYS Fund Services Limited Partnership
                                                        3435 Stelzer Road
                                                        Columbus, Ohio 43219


Sub-Transfer Agent                                      BISYS Fund Services Ohio, Inc.
                                                        3435 Stelzer Road
                                                        Columbus, Ohio 43219


Independent Auditors                                    PricewaterhouseCoopers LLP
                                                        100 East Broad Street
                                                        21st Floor
                                                        Columbus, Ohio 43215

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*
               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.
 . At no charge from the Commission's Website at http://www.sec.gov.


                            [LOGO] Fifth Third Funds

                                Investment Company Act file no. 811-5669.

LOGO







Fifth Third Funds
Stock and Bond Mutual Funds
Money Market Mutual Funds
      Advisor Shares





      Prospectus & Privacy Policy



                                      LOGO


      August 1, 2002

ADD PRIVACY POLICY

Fifth Third Funds
Stock and Bond Mutual Funds
Money Market Mutual Funds
Advisor Shares

Overview

This section provides important information about each of the stock, bond and money market funds (the "Funds"), each a separate series of Fifth Third Funds, including:

.. the investment objective

.. principal investment strategies

.. principle risks, and

.. volatility and performance information

All funds are managed by Fifth Third Asset Management Inc.

Like all mutual funds, share prices of the Funds may rise and fall in value (other than money market and stable value funds) and you could lose money. There is no guarantee that any Fund will achieve its objective.

Table of Contents

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Objectives, Strategies and Risks                 Page

Small Cap Growth Fund                            1
Micro Cap Value Fund                             3
Mid Cap Growth Fund                              5
Technology Fund                                  7
Quality Growth Fund                              10
Equity Index Fund                                12
Multi Cap Value Fund                             14
Balanced Fund                                    16
Worldwide Fund                                   19
Strategic Income Fund                            22
Municipal Bond Fund                              25
Bond Fund                                        27
Prime Money Market Fund                          29

Shareholder Fees and Fund Expenses

Fee Tables                                       31
Expense Examples                                 36

Additional Information About the Funds'
   Investments                                   38

Fund Management
Investment Advisor                               46
Portfolio Managers                               47

Shareholder Information

Purchasing And Selling Fund Shares               49
Purchasing And Adding To Your Shares             50
Shareholder Contact Information                  50
Selling Your Shares                              51
Exchanging Your Shares                           53
Distribution/Service (12b-1) Fees                54
Dividends and Capital Gains                      54
Taxation                                         55

Financial Highlights                             57

Fifth Third Small Cap Growth Fund
(Formerly the Kent Small Company Growth Fund)
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

Fifth Third Small Cap Growth Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000(R) Growth Index is an unmanaged index generally representative of the performance of the small capitalization stock market whose companies have higher price-to-book ratios and higher forecasted growth values.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -4.62%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                         Q4 2001   20.45%
Worst quarter:                                        Q3 1998  -21.32%
Year to Date Return (1/1/02 to 6/30/02)                              %

Average Annual Total Returns (for the periods ended December 31, 2001)

                             Inception Date Past Year      Past 5 Years      Since Inception
Advisor Shares/1/            11/2/92           -4.62%          7.44%                  11.17%
                                                                             (since 11/1/92)

Russell 2000(R) Growth Index*                  -9.23%          2.87%                   8.36%

                                                                             (since 11/1/92)

Russell 2000 (R)Index*                          2.49%          7.52%                  11.87%

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses of Advisor shares. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Small Cap Growth Fund.
* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalizations. The benchmark index for the Small Cap Growth Fund has changed from the Russell 2000(R) Index in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Micro Cap Value Fund
LOGO

Fundamental Objective

Capital appreciation.

Principal Investment Strategies


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value of between $10,000,000 and $300,000,000 at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Micro Cap Value Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000(R) Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                              1999     2000      2001
                                              ----     ----      ----
                                            21.08%  (1.21)%    22.22%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                   Q2 1999  21.21%
Worst quarter:                                                  Q3 2001 -15.00%
Year to Date Return (1/1/02 to 6/30/02)                                       %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                Inception Date Past Year           Since Inception
Advisor Shares/1/               2/1/98            22.22%                9.35%


                                                                    (Since 2/1/98)
Russell 2000(R) Value Index*                              2.49%                4.62%

                                                                    (Since 2/1/98)
Lipper Small Cap Value Index**                    17.20%                7.29%


/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.

* The Russell 2000 Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

**The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

Fifth Third Mid Cap Growth Fund
LOGO

Fundamental Objective

Growth of Capital. Income is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R) (the "S&P 400")/1/ (generally, between $500 million and $10 billion).





The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

/1/ "S&P 400" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Mid Cap Growth Fund
LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -6.71

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                             Q4 1999  23.04%
Worst quarter:                                            Q3 2001 -22.78%
Year to Date Return (1/1/02 to 6/30/02)                                 %

Average Annual Total Returns (for the periods ended December 31, 2001)


                             Inception Date Past Year      Past 5 Years      Past 10 Years      Since Inception
Advisor Shares/1/            1/1/85            -6.71%          9.49%              9.55%             13.30%
                                                                                                (Since 1/1/85)
Russell Midcap(R)
 Growth Index*
S&P Mid Cap 400 Index(R)*                      -0.61%         16.12%             15.02%             17.08%


/1/ Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.


* The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The S&P 400 Index is an unmanaged index generally representative of the midcap sector of the U.S. stock market. The benchmark index for the Mid Cap Growth Fund has changed from the S&P MidCap 400 Index in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Technology Fund
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as biotechnology securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

  .  fluctuate in price more widely and rapidly than the market as a whole o
  . underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor
  .  decline in price due to sector specific developments
  . be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

Fifth Third Technology Fund
LOGO

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley High-Technology 35 Index is an unmanaged broad market technology index composed purely of electronics-based companies.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -33.58%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                Q4 2001   33.29%
Worst quarter:                                               Q1 2001  -33.72%
Year to Date Return (1/1/02 to 6/30/02)                               ______%

Average Annual Total Returns (for the periods ended December 31, 2001)


                                               Inception Date   Past Year     Since Inception
Advisor Shares/1/                                  6/5/00         -33.58%          -36.37%
                                                                                (Since 6/1/00)
Morgan Stanley High-Technology 35 Index(R)*                        24.13%          -30.75%


/1/ For the period prior to October 29, 2001, the quoted performance of the Advisor shares reflects the performance of the Investment A shares, adjusted to reflect the expenses of Advisor shares.
* The Morgan Stanley High-Technology 35 Index is an unmanaged broad market technology index composed purely of electronics-based companies.

Fifth Third Quality Growth Fund
LOGO

Fundamental Objective

Growth of capital. Income is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -14.23%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q4 1998    28.07%
Worst quarter:                                             Q3 2001   -17.84%
Year to Date Return (1/1/02 to 6/30/02)                              ______%


Average Annual Total Returns (for the periods ended December 31, 2001)


                             Inception Date  Past Year      Past 5 Years        Past 5 Years      Since Inception
Advisor Shares/1/            1/1/83            -14.23%         11.68%              11.57%              14.47%
                                                                                                   (Since 1/1/83)
S&P 500 Index(R)*                              -11.88%         10.70%              12.93%              14.92%


/1/ Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.
* The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Equity Index Fund
(Formerly the Kent Index Equity Fund)
LOGO

Fundamental Objective

Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")/1/. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

/1/ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Index Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -12.67%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                 Q4 1998   21.11%
Worst quarter:                                                Q3 2001  -14.84%
Year to Date Return (1/1/02 to 6/30/02)                                ______%

Average Annual Total Returns (for the periods ended December 31, 2001)


                             Inception Date   Past Year     Past 5 Years    Since Inception
Advisor Shares/1/            11/2/92           -12.67%         9.75%            12.67%

                                                                            (Since 11/1/92)
S&P 500 Index(R)*                              -11.88%        10.70%            13.84%


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Index Equity Fund, adjusted to reflect the expenses for Advisor shares. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Equity Index Fund.
* The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Multi Cap Value Fund
LOGO

Fundamental Objective

High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi cap companies. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Multi Cap Value Fund
LOGO

Volatility and Performance Information


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

               Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/

   1992   1993    1994   1995    1996   1997    1998    1999   2000    2001
   ----   ----    ----   ----    ----   ----    ----    ----   ----    ----
 13.64% 24.48%   0.64%  22.48% 19.08% 28.20% (8.74)%  12.95% 23.33%   7.47%


LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                Q2 1999    18.60%
Worst quarter:                                               Q3 1998   -21.07%
Year to Date Return (1/1/02 to 6/30/02)                                      %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                Inception Date   Past Year   Past 5 Years     Past 10 Years    Since Inception

Advisor Shares/1/               9/30/89             7.47%       11.86%            13.78%            13.01%

                                                                                               (Since 10/1/89)
Russell 3000(R) Value Index*                      -11.46%       10.14%            12.64%            12.43%

                                                                                               (Since 10/1/89)
Lipper Multicap Value Index**                       1.30%        9.73%            12.31%            11.20%

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

Fifth Third Balanced Fund
LOGO

Fundamental Objective

Capital appreciation and income.

Principal Investment Strategies

Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.


The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital, and the quality of its management. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized companies, that is, companies no larger than 110%, and no smaller than 90%, of the market capitalization of the companies in the Standard & Poor's MidCap 400 Index(R), generally between $500 million and $10 billion, when the Advisor believes that market conditions favor securities of mid-sized (or mid-cap)companies.


The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and reserves.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

/1/ "S&P 400" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Balanced Fund
LOGO

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.


Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.


Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Balanced Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index(R) (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point =

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q4 1998    17.70%
Worst quarter:                                             Q3 2001   -14.48%
Year to Date Return (1/1/02 to 6/30/02)                              ______%

Average Annual Total Returns (for the periods ended December 31, 2001)


                             Inception Date   Past Year    Past 5 Years    Past 10 Years    Since Inception
Advisor Shares/1/            1/1/83             -8.96%        9.18%            9.38%            13.77%
                                                                                            (Since 1/1/83)

S&P 500 Index(R)*                              -11.88%       10.70%           12.93%            14.92%
                                                                                            (Since 1/1/83)

LBAB Index(R)**                                  8.42%        7.43%            7.23%             9.56%


/1/ Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses and sales charges for Advisor shares.
* The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.
** The LBAB Index is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third Worldwide Fund
LOGO

Fundamental Objective

High level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Fifth Third Worldwide Fund
LOGO

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.

The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.

The Fund may invest in a manner that anticipates market trends by investing in index and leveraged index funds when the Advisor expects the market to increase and investing in bear and leveraged bear funds when the market is anticipated to decrease. This technique may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover will result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International World Index is an unmanaged index generally representative of the performance of the equity markets of 23 developed countries as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/

 1994   1995   1996   1997   1998   1999   2000     2001
 ----   ----   ----   ----   ----   ----   ----     ----
(3.39)% 15.42% 21.00% 5.47% 35.06% 50.70% (12.38)% (11.86)%


LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                               Q4 1999   27.42%
Worst quarter:                                              Q3 2001  -16.92%
Year to Date Return (1/1/02 to 6/30/02)                                    %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                        Inception Date   Past Year   Past 5 Years  Since Inception
Advisor Shares/1/                                       4/30/93            -11.86%      10.64%          10.68%

                                                                                                    (Since 5/1/93)
Morgan Stanley Capital International World Index*                          -16.52%       5.74%           8.87%

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Worldwide Fund.
* The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

Fifth Third Strategic Income Fund
LOGO

Fundamental Objective

High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.


Investments may be made in any diversified closed-end income funds as long as the Fund's total portfolio maintains no more than 20% in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, i.e. it will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% in securities rated BB or lower. Such closed-end funds may invest in debt securities of United States or foreign issuers.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Fifth Third Strategic Income Fund
LOGO

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Intermediate Credit Index is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

Year-by-Year Total Returns as of 12/31 For Advisor Shares/1/

1992   1993    1994     1995   1996    1997   1998    1999    2000    2001
----   ----    ----     ----   ----    ----   ----    ----    ----    ----
7.85%  8.84%  (4.46)%  16.33%  9.31%  11.40%  3.53%  (5.80)%  16.04%  12.64%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                Q1 1995    6.33%
Worst quarter:                                               Q4 1999   -4.60%
Year to Date Return (1/1/02 to 6/30/02)                                     %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                       Inception Date   Past Year    Past 5 Years    Past 10 Years    Since Inception
Advisor Shares/1/                      3/10/85           12.64%         7.27%            7.31%             7.85%

                                                                                                      (Since 3/1/85)
Lehman Intermediate Credit Index*                         9.77%         7.15%            7.42%             9.09%

/1/ For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Strategic Income Fund.
* The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

Fifth Third Municipal Bond Fund
(Formerly the Kent Tax-Free Income Fund)
LOGO

Fundamental Objective

Current income that is exempt from federal income tax.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between ten and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise, the risk of an issuer defaulting on its obligations of paying principal and interest, and tax risk. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

In addition, because revenue bonds [and limited obligation securities] are not general obligations of the issuer, the Fund will have limited recourse in the event of a termination of these securities.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Municipal Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of the municipal bonds market.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 3.48%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                             Q4 2000   4.87%
Worst quarter:                                            Q2 1999  -2.39%
Year to Date Return (1/1/02 to 6/30/02)                            _____%

Average Annual Total Returns (for the periods ended December 31, 2001)

                          Inception Date Past Year     Past 5 Years    Since Inception
Advisor Shares/1/         3/20/95            3.48%         4.85%             5.27%
                                                                       Since (4/1/95)
LBMBI(R)*                                    5.08%         5.97%             6.52%

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses for Advisor shares. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Municipal Bond Fund.
* The LBMBI is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Bond Fund
(Formerly the Fifth Third Quality Bond Fund and Kent Income Fund)
LOGO

Fundamental Objective

High current income. Capital growth is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Government/ Credit Bond Index and the Lehman Brothers Long Government/Credit Bond Index are unmanaged indices comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade, dollar-denominated, SEC-registered corporate debt.

The returns assume that Fund distributions have been reinvested. Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 6.70%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q3 2001   5.10%
Worst quarter:                                             Q1 1996  -3.70%
Year to Date Return (1/1/02 to 6/30/02)                             _____%

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                         Inception Date Past Year     Past 5 Years     Since Inception
Advisor Shares/1/                                        3/20/95            6.70%         6.22%             6,78%
                                                                                                      (Since 4/1/95)
Lehman Brothers Government/Credit Bond Index*                               8.98%         7.09%             7.40%
                                                                                                      (Since 4/1/95)
Lehman Brothers Long Government/Credit Bond Index**                         7.26%         8.05%             9.08%


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Institutional Shares of the Kent Income Fund, adjusted to reflect the expenses of Advisor shares. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Bond Fund.
* The Lehman Brothers Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.
** The Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Prime Money Market Fund
(Formerly the Fifth Third Prime Money Market Fund and Kent Money Market Fund)
LOGO

Fundamental Objective

Current income consistent with stability of principal.

Principal Investment Strategies

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political, or social developments.

Fifth Third Prime Money Market Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 3.36%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                               Q3 2000    1.45%
Worst quarter:                                              Q4 2001    0.47%
Year to Date Return (1/1/02 to 6/30/02)                             _______%

Average Annual Total Returns (for the periods ended December 31, 2001)

                                             Inception Date   Past Year  Past 5 Years   Past 10 Years     Since Inception
         Advisor Shares/1/                    6/14/89           3.36%        4.47%          4.03%               4.57%

/1/ Because Advisor shares commenced operations on 10/29/01 and therefore do not have a performance history, the performance for Advisor shares is based on the performance for Investment A shares, adjusted to reflect the expenses for Advisor shares.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Shareholder Fees and Fund Expenses

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

                                                                                    Stock Funds--Fee Table
                                                                                    ----------------------

                                                                     Fifth Third   Fifth Third   Fifth Third    Fifth Third
                                                                      Small Cap     Micro Cap   Mid Cap Growth   Technology
                                                                     Growth Fund   Value Fund        Fund           Fund
 Maximum Sales Charge (Load) Imposed on Purchases                        None         None           None           None
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends             None         None           None           None
 Maximum Deferred Sales Load                                             None         None           None           None

 Annual Fund Operating Expenses
 (as a percentage of average net assets)

 Management fees                                                         0.70%        1.00%          0.80%          1.00%
 Distribution/Service (12b-1) fees                                       0.50%        0.50%          0.50%          0.50%
 Other expenses/1/                                                       0.24%        0.52%          0.27%          0.51%
 Total Annual Fund Operating Expenses                                    1.44%/2/     2.02%          1.57%/2/       2.01%
 Fee Waiver and/or Expense Reimbursements/3/                               --         0.12%            --             --
 Net Expenses                                                              --         1.90%            --             --

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ The Funds' Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Small Cap Growth Fund to 1.42% and for the Mid Cap Growth Fund to 1.53%. These waivers and/or expense reimbursements may be discontinued at any time.
/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to: 1.90% for the Advisor shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

                                                              Stock Funds--Fee Table
                                                              ----------------------

                                                                Fifth Third     Fifth Third     Fifth Third
                                                              Quality Growth   Equity Index   Multi Cap Value     Fifth Third
                                                                   Fund            Fund            Fund           Balanced Fund
 Maximum Sales Charge (Load) Imposed on Purchases                  None            None            None                None
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None            None            None                None
 Maximum Deferred Sales Load                                       None            None            None                None

 Annual Fund Operating Expenses
 (as a percentage of average net assets)

 Management fees                                                   0.80%           0.30%           1.00%               0.80%
 Distribution/Service (12b-1) fees                                 0.50%           0.50%           0.50%               0.50%
 Other expenses/1/                                                 0.23%           0.25%           0.36%               0.27%
 Total Annual Fund Operating Expenses                              1.53%           1.05%/2/        1.86%               1.57%/2/
 Fee Waiver and/or Expense Reimbursements/3/                         --              --            0.03%                 --
 Net Expenses                                                        --              --            1.83%                 --

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ The Funds' Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Equity Index Fund to 0.90% and for the Balanced Fund to 1.51%. These waivers and/or expense reimbursements may be discontinued at any time.
/3/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Multi Cap Value Fund to: 1.83% for the Advisor shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

                                                                                  Stock Funds--Fee Table
                                                                                  ----------------------

                                                                               Fifth Third      Fifth Third
                                                                                Worldwide    Strategic Income
                                                                                  Fund*           Fund**
 Maximum Sales Charge (Load) Imposed on Purchases                                  None             None
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                       None             None
 Maximum Deferred Sales Load/1/                                                    None             None

 Annual Fund Operating Expenses (as a percentage of average net assets)

 Management fees                                                                  1.00%            1.00%
 Distribution/Service (12b-1) fees                                                0.50%            0.50%
 Other expenses/1/                                                                0.72%            0.45%
 Total Annual Fund Operating Expenses                                             2.22%            1.95%
 Fee Waiver and/or Expense Reimbursements                                         0.28%/2/         0.10%/2/
 Net Expenses                                                                     1.94%            1.85%

* The Annual Fund Operating Expenses shown for the Worldwide Fund do not include the expenses of the underlying investments which range from 1.00% to 3.95% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
** The Annual Fund Operating Expenses shown for the Strategic Income Fund do not include the expenses of the underlying investments which range from 0.64% to 3.50% after fee waivers and expense limitations. Although the Fund anticipates investing in underlying funds within this range, it is possible that fees will be higher or lower than the range provided. The Fund will bear a proportionate share of the applicable expenses of the underlying investments as determined by its asset allocation mix.
/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Worldwide Fund to: 1.94% for the Advisor shares and for the Strategic Income Fund to: 1.85% for the Advisor Shares. These waivers and/or expense reimbursements will remain in effect until 1/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

                                                                          Bond Funds--Fee Table
                                                                          ---------------------

                                                                              Fifth Third       Fifth Third
                                                                          Municipal Bond Fund   Bond Fund
 Maximum Sales Charge (Load) Imposed on Purchases                                None             None
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                     None             None
 Maximum Deferred Sales Load/1/                                                  None             None

 Annual Fund Operating Expenses (as a
   percentage of average net assets)
 Management fees                                                                 0.55%            0.60%
 Distribution/Service (12b-1) fees                                               0.50%            0.50%
 Other expenses/1/                                                               0.27%            0.28%
 Total Annual Fund Operating Expenses                                            1.32%/2/         1.38%/2/

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ The Funds' Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Municipal Bond Fund to 1.29% and for the Bond Fund to 1.34%. These waivers and/or expense reimbursements may be discontinued at any time.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees

                                                                   Money Market Funds--Fee Table
                                                                   -----------------------------

                                                                            Fifth Third
                                                                            Prime Money
                                                                            Market Fund
 Maximum Sales Charge (Load) Imposed on Purchases                              None
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                   None
 Maximum Deferred Sales Load                                                   None

 Annual Fund Operating Expenses
 (as a percentage of average net assets)

 Management fees                                                               0.40%
 Distribution/Service (12b-1) fees                                             0.50%
 Other expenses/1/                                                             0.21%
 Total Annual Fund Operating Expenses                                          1.11%/2/

/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ The Funds' Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to 1.04%. These waivers and/or expense reimbursements may be discounted at any time.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds

                                                   1      3        5       10
    Fifth Third Small Cap Growth Fund            Year   Years    Years    Years
    Advisor Shares                               $147   $ 456    $785    $1,722

                                                   1      3        5       10
    Fifth Third Micro Cap Value Fund             Year   Years    Years    Years
    Advisor Shares                               $193   $ 622   $1,077   $2,338

                                                   1      3        5       10
    Fifth Third Mid Cap Growth Fund              Year   Years    Years    Years
    Advisor Shares                               $160   $ 496    $855    $1,867

                                                   1      3        5       10
    Fifth Third Technology Fund                  Year   Years    Years    Years
    Advisor Shares                               $204   $ 630   $1,083   $2,338

                                                   1      3        5       10
    Fifth Third Quality Growth Fund              Year   Years    Years    Years
    Advisor Shares                               $156   $ 483    $834    $1,824

                                                   1      3        5       10
    Fifth Third Equity Index Fund                Year   Years    Years    Years
    Advisor Shares                               $107   $ 334    $565    $1,269

                                                   1      3        5       10
    Fifth Third Multi Cap Value Fund             Year   Years    Years    Years
    Advisor Shares                               $186    $582   $1,003   $2,177

                                                   1      3        5       10
    Fifth Third Balanced Fund                    Year   Years    Years    Years
    Advisor Shares                               $160   $ 496    $855    $1,867

                                                   1      3        5       10
    Fifth Third Worldwide Fund                   Year   Years    Years    Years
    Advisor Shares                               $197   $ 667   $1,164   $2,5330


                                                   1      3        5       10
    Fifth Third Strategic Income Fund            Year   Years    Years    Years
    Advisor Shares                               $188   $ 603   $1,043   $2,267

Bond Funds

                                                    1       3       5       10
    Fifth Third Municipal Bond Fund                Year   Years   Years    Years
    Advisor Shares                                 $134   $ 418   $721    $1,588

                                                    1      3      5       10
    Fifth Third Bond Fund                          Year   Years  Years   Years
    Advisor Shares                                 $140   $ 437  $755    $1,657

Money Market Funds
                                                    1      3      5       10
    Fifth Third Prime Money Market Fund            Year   Years  Years   Years
    Advisor Shares                                 $111   $ 353  $612    $1,352

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

FUND NAME                                                 FUND CODE
---------                                                 ---------

Small Cap Growth Fund                                         1
Micro Cap Value Fund                                          2
Mid Cap Growth Fund                                           3
Technology Fund                                               4
Quality Growth Fund                                           5
Equity Index Fund                                             6
Multi Cap Value Fund                                          7
Balanced Fund                                                 8
Worldwide Fund                                                9
Strategic Income Fund                                        10
Municipal Bond Fund                                          11
Bond Fund                                                    12
Prime Money Market Fund                                      13

                                   INSTRUMENT                                      FUND CODE             RISK TYPE
                                   ----------                                      ---------             ---------
American Depositary Receipts (ADRs): ADRs are foreign shares of a                1, 3, 5, 6, 8      Market
   company held by a U.S. bank that issues a receipt evidencing                                     Political
   ownership.                                                                                       Foreign Investment

Asset-Backed Securities: Securities secured by company receivables, home         3, 5, 8, 11-13     Pre-payment
   equity loans, truck and auto loans, leases, credit card receivables and                          Market
   other securities backed by other types of receivables or other assets.                           Credit
                                                                                                    Interest Rate
                                                                                                    Regulatory
                                                                                                    Liquidity

Bankers' Acceptances: Bills of exchange or time drafts drawn on and                   1-13          Credit
   accepted by a commercial bank. Maturities are generally six months or                            Liquidity
   less.                                                                                            Market
                                                                                                    Interest Rate

Bear Funds: A Fund intended to increase/decrease in value inversely to                 9            Inverse Market
   the stock or equity index to which it relates.                                                   Leverage
                                                                                                    Liquidity

Bonds: Interest-bearing or discounted securities that obligate the issuer to          1-13          Market
   pay the bondholder a specified sum of money, usually at specific                                 Credit
   intervals, and to repay the principal amount of the loan at maturity.                            Interest Rate
                                                                                                    Political

Additional Information About the Funds' Investments

                               INSTRUMENT                                          FUND CODE              RISK TYPE
                               ----------                                          ---------              ---------
Call and Put Options: A call option gives the buyer the right to                     1-12            Management
   buy, and obligates the seller of the option to sell, a security at a                              Liquidity
   specified price. A put option gives the buyer the right to sell, and                              Credit
   obligates the seller of the option to buy a security at a specified                               Market
   price.                                                                                            Leverage

Certificates of Deposit: Negotiable instruments with a stated                        1-13            Market
   maturity.                                                                                         Credit
                                                                                                     Liquidity
                                                                                                     Interest Rate

Closed-End Funds: Funds traded on an exchange, which are not                         9, 10           Market
   redeemable on a continuous basis.                                                                 Liquidity

Collateralized Mortgage Obligations: Mortgage-backed bonds that                    8, 11, 12         Pre-Payment
   separate mortgage pools into different maturity classes.                                          Interest

Commercial Paper: Secured and unsecured short-term promissory                        1-13            Credit
   notes issued by corporations and other entities. Maturities                                       Liquidity
   generally vary from a few days to nine months.                                                    Market
                                                                                                     Interest Rate

Common Stock: Shares of ownership of a company.                                     1-8, 10          Market

Convertible Securities: Bonds or preferred stock that convert to                   3-10, 12          Market
   common stock.                                                                                     Credit

Derivatives: Instruments whose value is derived from an underlying                   1-13            Management
   contract, index or security, or any combination thereof, including                                Market
   futures, options (e.g., put and calls), options on futures, swap                                  Credit
   agreements, and some mortgage-backed securities.                                                  Liquidity
                                                                                                     Leverage
                                                                                                     Interest Rate

Foreign Currency Transactions: Foreign currency transactions                           9             Foreign Investment
   include forward foreign currency exchange contracts, foreign                                      Market
   currency options, and foreign currency futures transactions.                                      Political

Foreign Securities: Stocks issued by foreign companies, as well as             3-5, 8, 9, 12, 13     Market
   commercial paper of foreign issuers and obligations of foreign                                    Political
   banks, overseas branches of U.S. banks and supranational entities.                                Liquidity
                                                                                                     Foreign Investment

Forward Commitments: A purchase of, or contract to purchase,                      1, 6, 11-13        Leverage
   securities at a fixed price for delivery at a future date.                                        Liquidity

Futures and Related Options: A contract providing for the future             1, 3-6, 8, 9, 11, 12    Management
   sale and purchase of a specified amount of a specified security,                                  Market
   class of securities, or an index at a specified time in the future and                            Credit
   at a specified price.                                                                             Liquidity
                                                                                                     Leverage

Additional Information About the Funds' Investments

                                   INSTRUMENT                                           FUND CODE          RISK TYPE
                                   ----------                                           ---------          ---------
Guaranteed Investment Contracts: Contract between a fund and an                             11           Credit
   insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

High-Yield/High-Risk/Debt Securities: High-yield/high-risk/debt                        2, 7, 9, 10       Credit
   securities are securities that are rated below investment grade by the                                Market
   primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba                                Liquidity
   or lower by Moody's). These securities are considered speculative and                                 Interest Rate
   involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be difficult to sell at an acceptable            1-13          Liquidity
   price.                                                                                                Market

Investment Company Securities: Shares of investment companies. These                       1-13          Market
   investment companies may include money market funds of Fifth Third
   Funds and shares of other registered investment companies for which the
   Advisor to a Fund or any of their affiliates serves as investment Advisor, administrator or distributor.

Investment Grade Bonds: Interest-bearing or discounted government or                       1-13          Market
   corporate securities that obligate the issuer to pay the bondholder a                                 Credit
   specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

Leveraged Funds: Funds that utilize leverage in an attempt to maximize                      9            Market
   gains.                                                                                                Leverage

Loan Participations: A loan participation note represents participation in a              11-13          Credit
   corporate loan of a commercial bank with a remaining maturity of one or                               Liquidity
   less.                                                                                                 Interest Rate

Money Market Instruments: Investment-grade, U.S. dollar denominated                        1-13          Market
   debt securities that have remaining maturities of one year or less. These                             Credit
   securities may include U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Debt obligations secured by real estate loans            3, 5, 8, 11, 12     Pre-payment
   and pools of loans. These include collateralized mortgage obligations and                             Market
   real estate mortgage investment conduits.                                                             Credit
                                                                                                         Regulatory

Additional Information About the Funds' Investments

                             INSTRUMENT                                 FUND CODE      RISK TYPE
                             ----------                                 ---------      ---------
Mortgage Dollar Rolls: Transactions in which a Fund sells                 11, 12       Market
   securities and simultaneously contracts with the same                               Regulatory
   counterparty to repurchase similar but not identical securities                     Pre-Payment
   on a specified future date.

Municipal Securities: Securities issued by a state or political           11-13        Market
   subdivision to obtain funds for various public purposes.                            Credit
   Municipal securities include (a) governmental lease certificates                    Political
   of participation issued by state or municipal authorities where                     Tax
   payment is secured by installment payments for equipment,                           Regulatory
   buildings, or other facilities being leased by the state or municipality; (b) government lease certificates purchased by the Fund will not contain nonappropriation clauses; (c)
   municipal notes and tax-exempt commercial paper; (d) serial bonds; (e) tax anticipation notes sold to finance working
   capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-
   refunded municipal bonds whose timely payment of interest
   and principal is ensured by an escrow of U.S. government
   obligations; and (h) general obligation bonds.

Participation Interests: Interests in bank loans made to                  11-13        Interest Rate
   corporations.                                                                       Credit
                                                                                       Liquidity

Preferred Stocks: Preferred stocks are equity securities that            4, 8, 10      Market
   generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation.
   Preferred stock generally does not carry voting rights.

Repurchase Agreements: The purchase of a security and the                  1-13        Market
   simultaneous commitment to return the security to the seller                        Leverage
   at an agreed upon price on an agreed upon date. This is
   treated as a loan.

Restricted Securities: Securities not registered under the                 1-13        Liquidity
   Securities Act of 1933, such as privately placed commercial                         Market
   paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of a security and the              1-13        Market
   simultaneous commitment to buy the security back at an                              Leverage
   agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the Fund's              1-13       Market
   total assets. In return the Fund will receive cash, other                           Leverage
   securities, and/or letters of credit.                                               Liquidity
                                                                                       Credit

Additional Information About the Funds' Investments

                      INSTRUMENT                                        FUND CODE      RISK TYPE
                      ----------                                        ---------      ---------
Short-Term Trading: The sale of a security soon after its               2-5, 7-12      Market
   purchase. A portfolio engaging in such trading will have
   higher turnover and transaction expenses.

Small and Micro Cap Equities: Equity securities of companies             1, 2, 7       Market
   with market capitalization within or lower than those included                      Liquidity
   in the S & P Small Cap 600 Index.

Standard & Poor's Depository Receipts ("SPDRs"):                           1-10        Market
   Ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price
   performance and dividend yield of an index, such as the S&P
   500 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

Stand-by Commitments: Contract where a dealer agrees to                     11         Market
   purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest.

Stock-Index Options: A security that combines features of               3-5, 7, 8      Management
   options with securities trading using composite stock indices.                      Market
                                                                                       Credit
                                                                                       Liquidity
                                                                                       Leverage

Stripped Obligations: U.S. Treasury Obligations and their                 11-13        Interest Rate
   unmatured interest coupons that have been separated
   ("stripped'_2) by their holder, typically a custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a bank in                 1-13        Liquidity
   exchange for the deposit of funds.                                                  Credit
                                                                                       Market

U.S. Government Agency Securities: Securities issued by                    1-13        Interest Rate
   agencies and instrumentalities of the U.S. government. These                        Credit
   include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded          1-13        Interest Rate
   registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with                 8, 11-13      Credit
   interest rates which are reset daily, weekly, quarterly or some                     Liquidity
   other period and which may be payable to the Fund on demand.                        Market

Additional Information About the Funds' Investments

                             INSTRUMENT                                    FUND CODE           RISK TYPE
                             ----------                                    ---------           ---------
Warrants: Securities, typically issued with preferred stock or             1, 3, 4-6, 8, 9     Market
    bonds, that give the holder the right to buy a proportionate                               Credit
    amount of common stock at a specified price.

When-Issued and Delayed Delivery Transactions: Purchase or                 1, 3-6, 8, 11-13    Market
    contract to purchase securities at a fixed price for delivery                              Leverage
    at a future date. Under normal market conditions, when-issued                              Liquidity
    purchases and forward commitments will not exceed 20% of the                               Credit
    value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S. dollar                     1, 4, 6, 11-13      Market
    denominated bonds issued by foreign corporations or                                        Credit
    governments. Sovereign bonds are those issued by the                                       Interest Rate
    government of a foreign country. Supranational bonds are                                   Political
    those issued by supranational entities, such as the World Bank                             Foreign Investment
    and European Investment Bank. Canadian bonds are those
    issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other debt                         4, 11-13            Credit
    obligations that pay no interest, but are issued at a discount                             Market
    from their value at maturity. When held to maturity, their                                 Interest
    entire return equals the difference between their issue price                              Rate
    and their maturity value.

Additional Information About the Funds' Investments

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk: The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisor

Fifth Third Asset Management Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management Inc. (and its predecessors), with a team of approximately 23 investment strategists and portfolio managers, 11 equity and fixed income research analysts, and 5 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of June 30, 2002, Fifth Third Asset Management Inc. had approximately $______________ billion of assets under management, including $________________ billion of assets in the Fifth Third Funds.

The management fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

                                                       As a percentage of
                                                       Average net assets
 Small Cap Growth Fund                                        0.70%
 Micro Cap Value Fund*                                        1.00%
 Mid Cap Growth Fund                                          0.80%
 Technology Fund                                              1.00%
 Quality Growth Fund                                          0.80%
 Equity Index Fund                                            0.25%
 Multi Cap Value Fund*                                        1.00%
 Balanced Fund                                                0.80%
 Worldwide Fund*                                              1.00%
 Strategic Income Fund*                                       1.00%
 Municipal Bond Fund                                          0.55%
 Bond Fund                                                    0.60%
 Prime Money Market Fund                                      0.39%

*The figures shown above reflect the management fees paid as of the fiscal year ended December 31, 2001.

Fund Management

Portfolio Managers

Fifth Third Asset Management Inc.

Equity Funds
------------

Denis J. Amato is the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund. Mr. Amato is currently a Director of Value Strategies and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Richard A. Barone has been the portfolio manager of the Fifth Third Multi Cap Value Fund since October, 1989 and the Fifth Third Micro Cap Value Fund since February, 1998. Mr. Barone is currently a Director of Equity Strategy and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of Ancora Capital Securities, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December, 2000 and President of Maxus Securities Corp. until November, 2000.

David C. Eder has been the portfolio manager of the Fifth Third Equity Index Fund since January, 1995. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Jon M. Fisher has been the co-portfolio manager of the Fifth Third Technology Fund since May, 2002. He is an Assistant Vice President and the Group Head of Equity Research for the Advisor. Mr. Fisher received his BBA in Finance from the University of Iowa and earned the Chartered Financial Analyst designation in 1996. Prior to joining Fifth Third in 2000, he worked for seven years at PNC Bank as a portfolio manager and a generalist equity analyst and spent two years with Dain Bosworth, Inc., also as an equity analyst. Mr. Fisher teaches a course in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. He currently serves as the Chairperson of the Membership Committee for the Cincinnati Society of Financial Analysts.

Steven E. Folker has been the portfolio manager of the Fifth Third Mid Cap Growth Fund since June, 1993. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management and is a Vice President Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 23 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an MS in Finance, Investments & Banking from the University of Wisconsin.

Michael S. Gilmore has been the portfolio manager of the Fifth Third Small Cap Growth Fund since May, 2001. Mr. Gilmore is currently an Assistant Vice President with Fifth Third Asset Management. Mr. Gilmore has more than five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.

Allan J. Meyers has been the co-portfolio manager of the Fifth Third Small Cap Growth Fund since May, 2002. Currently, he is the Director of Large Company Strategies for the Advisor and is a Vice President of Fifth Third Bank. Mr. Meyers has over twenty-two years of portfolio management experience, including seventeen years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation, his BBA in finance, magna cum laude, and MBA from Western Michigan University.

Alan Miller has been the portfolio manager of the Fifth Third Worldwide Fund since January, 1995. Alan Miller is currently Vice President and a Director of Equity Strategy for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000. Alan has over twenty-five years of investment experience and working knowledge of qualified retirement plans. Alan holds a BS degree in Corporate Finance from The Ohio State University and his MBA was obtained from New York University with a concentration in investments and economics.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since June, 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He has earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

James E. Russell has been the co-portfolio manager of the Fifth Third Mid Cap Growth Fund, and the Fifth Third Quality Growth Fund since February, 2002. Mr. Russell is the Director of Equity Research and Growth Funds Management. In this role he carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

John B. Schmitz has been the co-portfolio manager of the Fifth Third Quality Growth Fund since April, 2002. He is a Vice President and Trust Officer of Fifth Third Bank and a Director of Equity Strategy for Fifth Third Asset Management. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has over 17 years of investment experience. He is also a member of the Cincinnati Society of Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

Brian J. Smolinski has been the portfolio manager of the Fifth Third Equity Index Fund since June, 1998. Mr. Smolinski has over four years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

Hybrid Funds
------------

Richard A. Barone has been the portfolio manager of the Fifth Third Strategic Income Fund since March, 1985. Mr. Barone is currently Portfolio Manager for Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of Ancora Capital Securities, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December, 2000 and President of Maxus Securities Corp. until November, 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. Mr. Bernard is currently a Director of Fixed Income and Vice President and Senior Fixed Income Portfolio Manager of Fifth Third Asset Management Inc. and Fifth Third Securities, Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000. Jim's experience in the investment industry spans nearly thirty years. Jim received his BSBA degree in Business Finance from Xavier University in Cincinnati and received his MBA from Ball State University. Jim is also a Chartered Financial Analyst.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Balanced Fund (fixed income portion) since April, 2000. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology.

Steven E. Folker has been the co-portfolio manager of the Fifth Third Balanced Fund (equity portion) since June, 1993. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management and is a Vice President Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 23 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an MS in Finance, Investments & Banking from the University of Wisconsin.

James E. Russell has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since February, 2002. Mr. Russell is the Director of Equity Research and Growth Funds Management. In this role he carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Balanced Fund (fixed income portion) since April, 2000. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

Bond Funds
----------

John L. Cassady III has been the co-portfolio manager for the Fifth Third Bond Fund since November, 1999. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology.

Michael J. Martin has been the co-portfolio manager for the Fifth Third Municipal Bond Fund since November, 1997. Mr. Martin has over seven years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned a Chartered Financial Analyst designation in 1996. He earned his BS in geological engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Sarah M. Quirk has been the portfolio manager for the Fifth Third Municipal Bond Fund since May, 1998. Ms. Quirk has over twenty years of investment experience, including fifteen years in the municipal bond industry. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Bond Fund since March, 1995. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.


Shareholder Information

Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

Fifth Third Prime Money Market Fund calculates its NAV at 2 p.m. Eastern Standard Time. The Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Pricing Stock and Bond Fund Shares

The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern Standard Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Purchasing And Adding To Your Shares


You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Standard Time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule Eastern Standard Time) in order to receive that day's NAV: Fifth Third Prime Money Market Fund--2 p.m.


You may purchase Advisor Shares through a Financial Advisor. Typically, Financial Advisors manage their client's accounts through broker dealers and financial institutions which have a sales agreement with the distributor of Fund shares. Financial advisors typically provide financial planning or active account management for a fee. Advisor Shares are also available through broker dealers and financial institutions which have a sales agreement with the distributor.

In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Shareholder Contact Information

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

Shareholder Information

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts

The minimum initial investment in Advisor shares of the Funds offered by this Prospectus is $1,000. Subsequent investments must be in amounts of at least $50. The Funds reserve the right to waive the minimum initial investment.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks. All checks should be made payable to the Fifth Third Funds.


For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The Funds may reject a purchase order for any reason.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received by the Funds or its transfer agent prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests (See "Shareholder Contact Information" above). Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Postponement of Redemption Payments


Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Shareholder Information

Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

Instructions for Exchanging Shares-Advisor shares.

If exchanging shares through your financial institution, ask it for exchange procedures or call 1-800-282-5706.

Notes on exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Shareholder Information

Distribution/Service (12b-1) Fees for Advisor Shares

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

12b-1 fees may cost you more than paying other types of sales charges.

Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund which the Distributor may use for shareholder servicing and distribution.

Dividends And Capital Gains

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


Dividends, if any, are declared daily and paid monthly by the Fifth Third Prime Money Market Fund. Dividends, if any, are declared and paid monthly by the following funds: Fifth Third Municipal Bond Fund, and Fifth Third Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Equity Index Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Technology Fund, Fifth Third Equity Index Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund and Fifth Third Balanced Fund. Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Growth Fund and Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

Shareholder Information

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Additional Tax Information for the Fifth Third Municipal Bond Fund

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Distributions, if any, derived from net capital gains will generally be taxable as capital gains. The Fifth Third Municipal Bond Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income.

Fifth Third Municipal Bond Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fifth Third Municipal Bond Fund generally will not be deductible for federal income tax purposes.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by Arthur Andersen LLP and other independent auditors. Arthur Andersen LLP's report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request. The information for periods ended December 31, 2000 and prior for the Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Worldwide Fund, and Fifth Third Strategic Income Fund, has been audited by McCurdy & Associates C.P.A.'s, Inc., whose report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request. Additional information regarding possible limitations on any possible future recovery rights of shareholders against Arthur Andersen LLP is contained in the SAI.

Financial Highlights

Fifth Third Small Cap Growth Fund
Advisor Shares


                                                                  Period Ended
                                                                January 31, 2002
                                                                  (unaudited)+
                                                                  ------------
Per Share Data
Net Asset Value, Beginning of Period                                  16.54

Income from Investment Operations:
 Net investment income (loss)                                            --
 Net realized and unrealized gains/(losses) from
 investment transactions                                               1.27

   Increase/(Decrease) in Net Assets Resulting from Operations         1.27

Distributions to Shareholders from:
   Net investment income                                                 --
   Net realized gains from investment transactions                    (0.56)

   Total Dividends and Distributions                                  (0.56)

Net Asset Value, End of Period                                       $17.25

Total Return                                                           7.68%(a)
Ratios/Supplemental Data
   Net Assets at end of period (000's)                               $    1
   Ratios of net investment income/(loss) to average net assets       (0.59%)(b)
Ratios of Expenses to Average Net Assets:                              1.33%(b)

   Net expenses*                                                       1.33%(b)
   Portfolio turnover(c)                                                  9%


+ Reflects operations for the period from October 29, 2001 (date of commencement of operations) to January 31, 2002.

* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

     (a)  Not annualized.
     (b)  Annualized.
     (c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Micro Cap Value Fund
Advisor Shares


                                                                                                 Period
                                                                     Year Ended                   Ended
                                                                    December 31,               December 31,
                                                                    ------------
                                                         2001          2000          1999         1998*
                                                         ----          ----          ----         ----
Per Share Data
Net Asset Value, Beginning of Period                   $  4.88       $  5.58        $ 4.80       $ 5.00

Income from Investment Operations:
  Net investment income (loss)                           (0.02)         0.03         (0.06)       (0.07)
  Net realized and unrealized gains/(losses)
   from investment transactions                           1.10         (0.11)         1.08        (0.09)

  Increase/(Decrease) in Net Assets Resulting
   from Operations                                        1.08         (0.08)         1.02        (0.16)

Distributions to Shareholders from:
  Net investment income                                     --         (0.03)           --           --
  Net realized gains from investment transactions        (0.00)**      (0.59)        (0.24)       (0.04)

  Total Dividends and Distributions                      (0.00)**      (0.62)        (0.24)       (0.04)

Net Asset Value, End of Period                         $  5.96       $  4.88        $ 5.58       $ 4.80

Total Return                                             22.22%        (1.38%)       21.19%       (3.27%)(a)

Ratios/Supplemental Data
   Net Assets at end of period (000's)                 $19,196       $15,424        $9,128       $3,159
   Ratios of Expenses to Average Net Assets:              1.79%         1.90%         2.10%        2.69%(b)
   Ratios of net investment income/(loss) to average
    net assets                                           (0.29)%        0.53%        (0.82%)      (1.33%)(b)

  Portfolio turnover (c)                                    47%          116%           96%         109%(b)


* Reflects operations for the period from February 1, 1998 (date of commencement of operations) to December 31, 1998.
** Amount is less than $0.005 per share.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Fifth Third Mid Cap Growth Fund
Advisor Shares


                                                               Period Ended
                                                             January 31, 2002
                                                               (unaudited)+
                                                               ------------
Per Share Data
Net Asset Value, Beginning of Period                               $13.47

Income from Investment Operations:
  Net investment income (loss)                                         --
  Net realized and unrealized gains/(losses) from
   investment transactions                                           0.94

  Increase/(Decrease) in Net Assets Resulting from Operations        0.94

Distributions to Shareholders from:
  Net investment income                                                --
  Net realized gains from investment transactions                   (0.47)

  Total Dividends and Distributions                                 (0.47)

Net Asset Value, End of Period                                     $13.94

Total Return                                                         6.84%(a)

Ratios/Supplemental Data
  Net Assets at end of period (000's)                              $   59
Ratios of Expenses to Average Net Assets:                            1.66%(b)
Ratios of Net investment income/(loss)to
  average net assets                                                (1.05%)(b)
 Ratios of expenses to average net assets*                           1.70%(b)


  Portfolio turnover                                                   10%


+ Reflects operations for the period from October 29, 2001 (date of commencement of operations) to January 31, 2002.
* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(a) Not annualized.
(b) Annualized.

Fifth Third Technology Fund
Advisor Shares


                                                               Period Ended
                                                             January 31, 2002
                                                               (unaudited)+
                                                               ------------
Per Share Data
Net Asset Value, Beginning of Period                             $ 8.91

Income from Investment Operations:
  Net investment income (loss)                                       --
  Net realized and unrealized gains/(losses) from
    investment transactions                                        0.81
  Increase/(Decrease) in Net Assets Resulting from Operations      0.81

Distributions to Shareholders from:
  Net investment income                                              --
  Net realized gains from investment transactions                    --

  Total Dividends and Distributions                                  --

Net Asset Value, End of Period                                   $ 9.72

Total Return                                                       9.09%(a)

Ratios/Supplemental Data
  Net Assets at end of period (000's)                            $    1
Ratios of Expenses to Average Net Assets:                          1.89%(b)
  Ratios of Net investment income/(loss)
    to average net assets                                         (1.77%)(b)
  Portfolio turnover                                                 29%



+ Reflects operations for the period from October 29, 2001 (date of commencement of operations) to January 31, 2002.
(a) Not annualized.
(b) Annualized

Fifth Third Quality Growth Fund
Advisor Shares

                                                                    Period Ended
                                                                  January 31, 2002
                                                                    (unaudited)+
                                                                    ------------
Per Share Data
Net Asset Value, Beginning of Period                                   $16.79

Income from Investment Operations:
  Net investment income (loss)                                             --
  Net realized and unrealized gains/(losses) from investment
  transactions                                                           1.34

  Increase/(Decrease) in Net Assets Resulting from Operations            1.34

Distributions to Shareholders from:
  Net investment income                                                    --
  Net realized gains from investment transactions                       (0.59)

  Total Dividends and Distributions                                     (0.59)

Net Asset Value, End of Period                                         $17.54

Total Return                                                             7.85%(a)

Ratios/Supplemental Data
  Net Assets at end of period (000's)                                  $    1
Ratios of Expenses to Average Net Assets:                                1.49%(b)
  Ratios of net investment income/(loss) to average net assets          (0.59%)(b)
  Ratios of net expenses to average net assets*                          1.49%(b)
  Portfolio turnover                                                       11%


+ Reflects operations for the period October 29, 2001 (date of commencement of operations) to January 31, 2002.
* During various periods, certain fees were voluntarily reduced. The ratio shown does not include these voluntary fee reductions.
(a) Not annualized.
(b) Annualized.

Fifth Third Equity Index Fund
Advisor Shares


                                                                        Period Ended
                                                                      January 31, 2002
                                                                         (unaudited)+
                                                                         ------------
Per Share Data
Net Asset Value, Beginning of Period                                       $21

Income from Investment Operations:
  Net investment income (loss)                                               0.04
  Net realized and unrealized gains/(losses) from investment                 0.50
  transactions

  Increase/(Decrease) in Net Assets Resulting from Operations                0.54

Distributions to Shareholders from:
  Net investment income                                                     (0.04)
  Net realized gains from investment transactions                              --

  Total Dividends and Distributions                                         (0.04)

Net Asset Value, End of Period                                             $21.57

Total Return                                                                 2.56%(a)

Ratios/Supplemental Data
  Net Assets at end of period (000's)                                      $    1
Ratios of Expenses to Average Net Assets:                                    0.71(b)
  Ratios of net investment income/(loss) to average net assets               0.78%(b)
  Portfolio turnover (c)                                                        2%


+ Reflects operations for the period from October 29, 2001 (date of commencement of operations) to January 31, 2002.
(a)  Not annualized.
(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Multi Cap Value Fund
Advisor Shares


                                                                   Year ended December 31,
                                                                   -----------------------
                                                   2001         2000          1999       1998        1997
                                                   ----         ----          ----       ----        ----
Per Share Data
Net Asset Value, Beginning of Period             $ 18.61       $ 17.49      $ 15.92     $ 18.23     $ 16.00

Income from Investment Operations:
   Net investment income                            0.02          0.18         0.19        0.20        0.15
   Net realized and unrealized gains/(losses)       1.37          3.89         1.86       (1.80)       4.33
     from investments

   Total from Investment Operations                 1.39          4.07         2.05       (1.60)       4.48

Distributions to shareholders from:
   Net investment income                              --         (0.17)       (0.23)      (0.20)      (0.15)
   Net realized gain on investments                (0.91)        (2.72)       (0.25)      (0.51)      (2.10)
   Return of capital                                  --         (0.06)          --          --          --

   Total Distributions                             (0.91)        (2.95)       (0.48)      (0.71)      (2.25)

Net Asset Value, End of Period                   $ 19.09       $ 18.61      $ 17.49     $ 15.92     $ 18.23

Total Return                                        7.47%        23.29%       12.93%      (8.74%)     28.16%

Net Assets at end of period (000's)               $47,698       $49,260      $39,885     $53,279     $55,637
   Ratios of Expenses to Average Net Assets:        1.73%         1.83%        1.83%       1.80%       1.87%
   Ratios of net investment income/(loss)
     to average net expenses                        0.09%         0.91%        1.12%       1.15%       1.80%
    Portfolio turnover(a)                             80%          121%          78%        118%         89%


(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Fifth Third Balanced Fund
Advisor Shares


                                                                 Period Ended
                                                               January 31, 2002
                                                                 (unaudited)+
                                                                 ------------
Per Share Data
Net Asset Value, Beginning of Period                                $12.58

Income from Investment Operations:
   Net investment income (loss)                                       0.06
   Net realized and unrealized gains/(losses) from investment
   transactions                                                       0.60

   Increase/(Decrease) in Net Assets Resulting from Operations        0.66

Distributions to Shareholders from:
   Net investment income                                             (0.06)
   Net realized gains from investment transactions                   (0.20)

   Total Dividends and Distributions                                 (0.26)

Net Asset Value, End of Period                                      $12.98

Total Return                                                          5.22%(a)

Ratios/Supplemental Data
Net Assets at end of period (000's)                                 $   14
Ratios of Expenses to Average Net Assets:                             1.56%(b)
   Ratios of net investment income/(loss)
    to average net assets                                             0.51%(b)
   Ratios of net expenses to average net assets*                      1.61%(b)

   Portfolio turnover                                                   32%

+ Reflects operations for the period from October 29, 2001 (commencement of operations) to January 31, 2002.

*During various periods, certain fees were voluntarily reduced. The ratios shown does not include these voluntary fee eductions.
(a) Not annualized.
(b) Annualized.

Financial Highlights

Fifth Third Worldwide Fund
Advisor Shares


                                                                             Year Ended December 31,
                                                                             -----------------------
                                                         2001             2000         1999          1998         1997
                                                         ----             ----         ----          ----         ----
Per Share Data
Net Asset Value, Beginning of Period                   $ 14.09         $ 19.19       $ 13.29       $ 10.38      $ 10.82

Income from Investment Operations:
   Net investment income (loss)                          (0.11)          (0.21)        (0.07)        (0.12)        0.52
   Net realized and unrealized gains/(losses) from
investment transactions                                  (1.56)          (1.94)         6.78          3.76         0.07

   Increase/(Decrease) in Net Assets Resulting
from Operations                                          (1.67)          (2.15)         6.71          3.64         0.59

Distributions to Shareholders from:
   Net investment income                                    --              --            --            --        (0.52)
   Net realized gains from investment transactions       (0.12)          (2.95)        (0.81)        (0.73)       (0.51)
   Return of capital                                     (0.00)**           --            --            --           --

   Total Dividends and Distributions                     (0.12)**        (2.95)        (0.81)        (0.73)       (1.03)

Net Asset Value, End of Period                         $ 12.30         $ 14.09       $ 19.19       $ 13.29      $ 10.38

Total Return                                            (11.86%)        (12.38%)       50.58%        35.14%        5.49%

Ratios/Supplemental Data
Net Assets at end of period (000's)                    $21,676         $37,087       $32,324       $ 8,059      $ 3,395
Ratios of Expenses to Average Net Assets:                 1.92%           1.94%         1.92%         2.63%        2.49%
   Ratios of net investment income/(loss)
     to average net assets                               (0.76%)         (1.13%)       (0.49%)       (1.10%)       4.19%
   Portfolio turnover(a)                                   974%           1204%         1172%         2792%        1511%


** Amount is less than $0.005 per share.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Strategic Income Fund
Advisor Shares


                                                                     Year Ended December 31,
                                                                     -----------------------
                                                      2001       2000           1999         1998         1997
                                                      ----       ----           ----         ----         ----
Per Share Data
Net Asset Value, Beginning of Period               $  9.95      $  9.22       $ 10.61      $ 11.31      $ 10.78

Income from Investment Operations:
  Net investment income (loss)                        0.63         0.73          0.86         0.72         0.67
  Net realized and unrealized gains/(losses)
from investment transactions                          0.60         0.70         (1.43)       (0.33)        0.53

  Increase/(Decrease) in Net Assets Resulting         1.23         1.43         (0.57)        0.39         1.20
from Operations

Distributions to Shareholders from:
  Net investment income                              (0.65)       (0.70)        (0.82)       (0.72)       (0.67)
  Net realized gains from investment                    --           --            --        (0.37)          --
transactions
  Return of capital                                  (0.00)**        --            --           --           --
  Total Dividends and Distributions                  (0.65)       (0.70)        (0.82)       (1.09)       (0.67)

Net Asset Value, End of Period                     $ 10.53      $  9.95       $  9.22      $ 10.61      $ 11.31

Total Return                                         12.64%       16.01%        (5.72%)       3.49%       11.47%

Ratios/Supplemental Data
Net Assets at end of period (000's)                $34,105      $32,351       $24,023      $39,650      $38,620
Ratios of Expenses to Average Net Assets:             1.76%        1.85%         1.91%        1.87%        1.91%
  Ratios of net investment income/(loss)
     to average net assets                            6.12%        7.53%         7.87%        6.52%        6.08%
  Portfolio turnover(a)                                 34%          48%           51%          59%          70%


** Amount is less than $0.005 per share.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Fifth Third Municipal Bond Fund
Advisor Shares

                                                               Period Ended
                                                             January 31, 2002
                                                               (unaudited)+
                                                               ------------

Per Share Data
Net Asset Value, Beginning of Period                              $10.87

Income from Investment Operations:
    Net investment income (loss)                                    0.10
    Net realized and unrealized gains/(losses) from
investment transactions                                            (0.12)

    Increase/(Decrease) in Net Assets Resulting from Operations    (0.02)

Distributions to Shareholders from:
    Net investment income                                          (0.10)
    Net realized gains from investment transactions                (0.25)

    Total Dividends and Distributions                              (0.35)

Net Asset Value, End of Period                                    $10.50

Total Return                                                       (0.12%)(a)

Ratios/Supplemental Data
Net Assets at end of period (000's)
Ratios of Expenses to Average Net Assets:                           1.10%(b)
Ratios of net investment income/(loss)
    to average net assets                                           3.35%(b)
Ratios of net expenses to average net assets*                       1.24%(b)


    Portfolio turnover                                                43%


+ Reflects operations for the period from October 29, 2001 (date of commencement of operations) to January 31, 2002.
* During the period, certain fees were voluntarily reduced. The ratio shown does not include these voluntary fee reductions.
(a) Not annualized.
(b)  Annualized.

Fifth Third Prime Money Market Fund
Advisor Shares



                                                               Period Ended
                                                             January 31, 2002
                                                               (unaudited)+
                                                               ------------

Per Share Data
Net Asset Value, Beginning of Period                               $1.00

Income from Investment Operations:
   Net investment income (loss)                                       --**
   Net realized and unrealized gains/(losses) from investment
   transactions                                                       --

   Increase/(Decrease) in Net Assets Resulting from Operations        --**

Distributions to Shareholders from:
   Net investment income                                              --**
   Net realized gains from investment transactions                    --

   Total Dividends and Distributions                                  --**

Net Asset Value, End of Period                                     $1.00

Total Return                                                        0.50%(a)

Ratios/Supplemental Data
   Net Assets at end of period (000's)                             $   1
   Ratios of Expenses to Average Net Assets:                        0.72%(b)
   Ratios of net investment income/(loss) to average net assets     1.65%(b)
   Ratios of net expenses to average net assets*                    0.73%(b)



+ Reflects operations for the period from October 29, 2001 (date of commencement of operations) to January 31, 2002.
* During the period, certain fees were voluntarily reduced. The ratio shown does not include these voluntary fee reductions.
** Amount shown is less than $0.005 per share.
(a)  Not annualized.
(b)  Annualized.

---------------------------------------------------------------------------------------------------

Fifth Third Funds                                        Fifth Third Funds
Stock and Bond Mutual Funds                              3435 Stelzer Road
Money Market Mutual Funds                                Columbus, Ohio 43219
Advisor Shares

---------------------------------------------------------------------------------------------------

Investment Advisor                                       Fifth Third Asset Management Inc.
                                                         38 Fountain Square Plaza
                                                         Cincinnati, Ohio 45263

---------------------------------------------------------------------------------------------------

Distributor                                              Fifth Third Funds Distributor, Inc.
                                                         3435 Stelzer Road
                                                         Columbus, Ohio 43219

---------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent,
and Administrator                                        Fifth Third Bank
                                                         38 Fountain Square Plaza
                                                         Cincinnati, Ohio 45263

---------------------------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund Accountant                BISYS Fund Services Limited Partnership
                                                         3435 Stelzer Road
                                                         Columbus, Ohio 43219

---------------------------------------------------------------------------------------------------

Sub-Transfer Agent                                       BISYS Fund Services Ohio, Inc.
                                                         3435 Stelzer Road
                                                         Columbus, Ohio 43219

---------------------------------------------------------------------------------------------------

Independent Auditors                                     PricewaterhouseCoopers LLP
                                                         100 East Broad Street
                                                         21st Floor
                                                         Columbus, Ohio 43215
---------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

 You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*
               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.
 . At no charge from the Commission's Website at http://www.sec.gov.

                            [LOGO] Fifth Third Funds

Investment Company Act file no. 811-5669.

[LOGO OF FIFTH THIRD FUNDS]

[GRAPHIC]

Fifth Third Funds

Stock and Bond Mutual Funds
Money Market Mutual Funds

Class A Shares
Class B Shares
Class C Shares

[GRAPHIC]

Prospectus and Privacy Policy
August 1, 2002

[DONNELLEY ADD PRIVACY POLICY]

Fifth Third Funds
Stock and Bond Mutual Funds
Money Market Mutual Funds

Class A Shares
Class B Shares
Class C Shares

Table of Contents

Overview

This section provides important information about each of the stock, bond, and money market funds (the "Funds"), each a separate series of Fifth Third Funds, including:

..    the investment objective

..    principal investment strategies

..    principle risks, and

..    volatility and performance information

All funds except Fifth Third Large Cap Opportunity Fund are managed by Fifth Third Asset Management Inc. Fifth Third Large Cap Opportunity Fund is managed by Heartland Capital Management, Inc. ("Heartland"). Morgan Stanley Investment Management Inc. ("MSIM") acts as investment subadvisor to Fifth Third International Equity Fund.

Like all mutual funds share prices of the Funds may rise and fall in value (other than money market and stable value funds) and you could lose money. There is no guarantee that any Fund will achieve its objective.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

  Objectives, Strategies and Risks

Small Cap Growth Fund                               1
Micro Cap Value Fund                                4
Mid Cap Growth Fund                                 6
Technology Fund                                     9
Large Cap Opportunity Fund                          13
Quality Growth Fund                                 16
Equity Index Fund                                   19
Large Cap Core Fund                                 23
Multi Cap Value Fund                                26

Disciplined Large Cap Value Fund                        29
Balanced Fund                                           32
International Equity Fund                               36
International GDP Fund                                  39
Worldwide Fund                                          43
Strategic Income Fund                                   48
Michigan Municipal Bond Fund                            51
Ohio Municipal Bond Fund                                55
Municipal Bond Fund                                     58
Bond Fund                                               61
Intermediate Municipal Bond Fund                        65
Intermediate Bond Fund                                  69
Short Term Bond Fund                                    73
U.S. Government Bond Fund                               77
Prime Money Market Fund                                 80
Government Money Market Fund                            83
Michigan Municipal Money Market Fund                    85
Municipal Money Market Fund                             88

Shareholder Fees and Expenses

Fee Tables                                              91
Expense Examples                                        102

Additional Information About the Funds' Investments     109

Fund Management

Investment Advisors and Subadvisor                      120
Portfolio Managers                                      122

Shareholder Information

Purchasing And Selling Fund Shares                      127
Purchasing And Adding To Your Shares                    128
Selling Your Shares                                     129
Exchanging Your Shares                                  130
Distribution Arrangements/Sales Charges Funds           132
Dividends And Capital Gains                             138
Taxation                                                139

Financial Highlights                                    142

Fifth Third Small Cap Growth Fund
(Formerly the Kent Small Company Growth Fund)
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of a diverse group of companies whose market capitalizations are less than $2 billion at the time of purchase. Market capitalization, a common measure of the size of a company, is the market price of a share of the company's stock multiplied by the number of shares that are outstanding. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets. Quantitative analysis is used to identify stocks the Advisor believes have growth potential. Factors considered include, return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor will consider selling shares if the issuer's market capitalization increases to the point that it is ranked in the top half of all New York Stock Exchange companies.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Small Cap Growth Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000(R) Growth Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -4.51%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                 Q4 2001  20.46%
Worst quarter:                                                Q3 1998 -21.26%
Year to Date Return (1/1/02 to 6/30/02)
                                                                            %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                       Inception Date     Past Year    Past 5 Years    Since Inception
Class A Shares/2/                                           12/4/92         9.27%         6.61%             10.18%
(with 5.00% sales charge)

Class B Shares/3/                                           11/2/92        -9.72%         6.59%              8.70%
(with applicable Contingent Deferred Sales Charge)

Class C Shares/3/                                           11/2/92        -5.12%         6.90%             10.61%
(with applicable Contingent Deferred Sales Charge)
                                                                                                       (Since 11/1/92)
Russell 2000(R) Growth Index*                                              -9.23%         2.87%              8.36%

                                                                                                        (Since 11/1/92)
Russell 2000(R) Index*                                                      2.49%         7.52%             11.87%


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Small Company Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Small Cap Growth Fund.

/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment Shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses and sales charges for Class A shares.

Fifth Third Small Cap Growth Fund
LOGO

/3/ For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.

 * The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalizations. The benchmark index for the Small Cap Growth Fund has changed from the Russell 2000(R) Index in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Micro Cap Value Fund
LOGO

Fundamental Objective

Capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies whose equity securities have a total market value of between $10,000,000 and $300,000,000 at the time of purchase. Equity securities consist of common stock and securities convertible into common stock. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings, and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions (e.g., purchases of a company's shares by its officers and/or major shareholders) and the growth of earnings.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Micro Cap Value Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 2000(R) Index is an unmanaged index generally representative of the performance of the small capitalization stock market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                1999           2000           2001
                ----           ----           ----
                21.21%         (1.38)%        22.13%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                   Q2 1999  21.12%
Worst quarter:                                                  Q3 2001 -14.86%
Year to Date Return (1/1/02 to 6/30/02)
                                                                              %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                       Inception Date    Past Year    Since Inception
Class A Shares/1/                                          2/1/98         16.41%         8.13%
(with 5.00% sales charge)

Class B Shares/1/                                          2/1/98         16.68%         8.18%
(with applicable Contingent Deferred Sales Charge)

Class C Shares/1/                                          2/1/98         21.88%         8.83%
(with applicable Contingent Deferred Sales Charge)

                                                                                    (Since 2/1/98)
Russell 2000(R) Value Index*                                               2.49%         4.62%

                                                                                    (Since 2/1/98)
Lipper Small Cap Value Index**                                            17.20%         7.29%


* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000 Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

** The Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

/1/ For the period prior to August 13, 2001, the quoted performance of Class A, Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Class A, Class B and Class C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Micro Cap Value Fund.

Fifth Third Mid Cap Growth Fund
(formerly the Fifth Third Mid Cap Fund)
LOGO

Fundamental Objective

Growth of capital. Income is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R) (the "S&P 400")/1/ (generally, between $500 million and $10 billion).





The Fund intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and which may have the potential to pay dividends. The Fund generally selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies, many of which pay dividends, small cap companies, as well as convertible securities which pay interest. At the time of investment, those convertible securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Fifth Third Mid Cap Growth Fund
LOGO

Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have. Generally, growth oriented stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

The Fund also invests in growth oriented stocks, which may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

/1/ "S&P 400" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Mid Cap Growth Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -6.53%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                           Q4 1999  23.18%
Worst quarter:                                          Q3 2001 -22.73%
Year to Date Return (1/1/02 to 6/30/02)                               %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                     Inception Date  Past Year   Past 5 Years  Past 10 years  Since Inception
Class A Shares (with 5.00% sales charge)                1/1/85        -11.19%        8.64%         9.27%          13.25%


Class B Shares/1/
(with applicable Contingent Deferred Sales Charge)      1/1/85        -11.68%        8.67%         9.18%          16.45%

Class C Shares/2/
(with applicable Contingent Deferred Sales Charge)      1/1/85         -7.29%        9.05%         9.07%          12.79%

                                                                                                              (Since 1/1/85)
Russell Midcap(R) Growth Index*
S&P MidCap 400 Index(R)*                                               -0.61%       16.12%        15.02%          17.08%



/1/ The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.


/2/ The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.


* The Russell Midcap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The S&P 400 Index is an unmanaged index generally representative of the midcap sector of the U.S. stock market. The benchmark index for the Mid Cap Growth Fund has changed from the S&P Midcap 400 Index in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Technology Fund
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies.

Technology companies are those that are substantially engaged in developing products, processes or services that provide technological advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media and information services companies, and biotechnology. They also may include companies in more traditional industries, such as securities brokers and retailers that have extensively used technological advances to develop new or to improve products or processes.

The Fund generally takes a growth approach to selecting stocks, looking for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as, corporate bonds and government securities.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in cash or cash equivalents. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Fifth Third Technology Fund
LOGO

The Fund, by concentrating in technology stocks, assumes the risks of holding technology stocks. For example, technology stocks tend to:

..   fluctuate in price more widely and rapidly than the market as a whole

..   underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor

..   decline in price due to sector specific developments

..   be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

Fifth Third Technology Fund
LOGO

To the extent that the Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. The Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

To the extent the Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, the Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.

Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

Fifth Third Technology Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley High-Technology 35 Index is an unmanaged broad market technology index composed purely of electronics-based companies.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -33.45%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                   Q4 2001  33.29%
Worst quarter:                                                  Q3 2001 -35.48%
Year to Date Return (1/1/02 to 6/30/02)                                       %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                                 Inception Date       Past Year        Since Inception
Class A Shares (with 5.00% sales charge)                            6/5/00             -36.76%             -38.26%

Class B Shares/1/
(with applicable Contingent Deferred Sales Charge)                  6/5/00             -37.27%             -38.30%

Class C Shares
(with applicable Contingent Deferred Sales Charge)                  6/5/00             -33.99%             -36.71%
                                                                                                         (Since 6/00)

Morgan Stanley High-Technology 35 Index*                                               -24.13%              -30.75%



/1/ For the period prior to October 11, 2000, the quoted performance of Class B Shares of the Fund reflects the performance of the Class A Shares adjusted to reflect the expenses and sales charges for Class B Shares.

 * The Morgan Stanley High-Technology 35 Index is an unmanaged broad market technology index composed purely of electronics-based companies.

Fifth Third Large Cap Opportunity Fund
(formerly the Fifth Third Pinnacle Fund)
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies. Large cap companies are those companies whose equity securities have a market capitalization of $5 billion or more. The Fund intends to invest at least 65% of total assets in common stocks and convertible securities that have the potential for long-term growth.


In selecting stocks, the Fund looks primarily at companies that have historically reported better corporate earnings than the earnings that market analysts have predicted. Generally, those companies are expected to grow faster than the economy as a whole. Those companies also tend to be established companies that appear to be capable of sustained growth. Although most of those companies are large, the Fund may invest in stocks of companies of any size. Current income is not a factor in stock selection.

The Fund reserves the right to invest up to 20% of total assets in other securities, such as government and corporate bonds.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, prices generally fall.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Fifth Third Large Cap Opportunity Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -22.00%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                   Q4 1998  24.87%
Worst quarter:                                                  Q1 2001 -18.70%
Year to Date Return (1/1/02 to 6/30/02)                                       %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                     Inception Date   Past Year   Past 5 Years   Past 10 Years   Since Inception
Class A Shares (with 5.00% sales charge)/1/              3/4/85        -25.89%       3.51%          7.16%            11.14%

Class B Shares/2/
(with applicable Contingent Deferred Sales Charge)       3/4/85        -26.92%       3.32%          7.08%            13.59%

Class C Shares/3/
(with applicable Contingent Deferred Sales Charge)       3/4/85        -22.72%       3.57%          6.80%            10.58%

                                                                                                                  (Since 3/1/85)
Russell 1000(R) Growth Index*                                          -20.42%       8.27%         10.80%            13.67%

                                                                                                                  (Since 3/1/85)
S&P 500 Index(R)*                                                      -11.88%      10.70%         12.93%            14.58%

Fifth Third Large Cap Opportunity Fund
LOGO

/1/ For the period prior to March 6, 1998, the quoted performance of the Fund reflects the performance of the Class A Shares of The Pinnacle Fund. On March 6, 1998, The Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc., was merged into Fifth Third Large Cap Opportunity Fund.


/2/ The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares for the period prior to the commencement of operations of Class B shares on October 11, 2000.


/3/ The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on March 9, 1998.

* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Index(R) is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The benchmark index for the Large Cap Opportunity Fund has changed from the S&P 500 Index(R) in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Quality Growth Fund
LOGO

Fundamental Objective

Growth of capital. Income is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of high quality growth companies.

High quality growth companies are companies, in the opinion of the Advisor, that offer excellent prospects for consistent, above-average revenue and earnings growth. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $100 million.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of total assets in those securities. At the time of investment, those securities are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which

Fifth Third Quality Growth Fund
LOGO

tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Quality Growth Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -13.99%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                   Q4 1998  28.18%
Worst quarter:                                                  Q3 2001 -17.78%
Year to Date Return (1/1/02 to 6/30/02)                                       %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                Inception Date    Past Year     Past 5 Years    Past 10 Years   Since Inception
Class A Shares (with 5.00% sales charge)             1/1/83        -18.29%         10.83%           11.28%          14.40%

Class B Shares/1/
(with applicable Contingent Deferred Sales           1/1/83        -18.71%         10.91%           11.20%          15.21%
Charge)

Class C Shares/2/
(with applicable Contingent Deferred Sales           1/1/83        -14.68%         11.28%           11.08%          13.89%
Charge)
                                                                                                                (Since 1/1/83)
S&P 500 Index(R)*                                                  -11.88%         10.70%           12.93%          14.92%


/1/ The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.
/2/ The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

Fifth Third Equity Index Fund
(Formerly the Kent Index Equity Fund)
LOGO

Fundamental Objective

Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")/1/. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. Securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's NAV (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.

There is the risk that the Fund's investment results may fail to match those of the S&P 500. There is also the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as other funds.

Fifth Third Equity Index Fund
LOGO

/1/ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Equity Index Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -12.45%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                          Q4 1998  21.23%
Worst quarter:                                         Q3 2001 -14.81%
Year to Date Return (1/1/02 to 6/30/02)                              %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                          Inception Date    Past Year   Past 5 Years   Since Inception
                                                             11/25/92        -16.40%        9.01%          12.21%
 Class A Shares/2/
 (with 5.00% sales charge)

 Class B Shares/3/                                           11/2/92         -16.84%        8.90%          12.14%
 (with applicable Contingent Deferred Sales Charge)

 Class C Shares/3/                                           11/2/92         -13.15%        9.19%          12.10%
 (with applicable Contingent Deferred Sales Charge)

                                                                                                      (Since 11/1/92)
 S&P 500 Index(R)*                                                           -11.88%       10.70%          13.84%


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Index Equity Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Equity Index Fund.

/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment Shares of the Kent Index Equity Fund, adjusted to reflect the expenses and sales charges for Class A shares.

Fifth Third Equity Index Fund
LOGO

/3/ For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Kent Index Equity Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.

* The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

Fifth Third Large Cap Core Fund
(Formerly the Fifth Third Large Cap Value Fund and the Fifth Third Large Cap Growth Fund)
LOGO

Fundamental Objective

Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest in equity securities of companies that the Advisor believes have potential for above-average growth relative to their peers and/or companies selling at attractive valuations. While some stocks may be purchased for their income potential, most stocks will be purchased for their capital appreciation potential.

When selecting equity securities which it believes are selling at attractive valuations, the Advisor considers an issuer's balance sheet, quality of management, and historical earnings per share. The Advisor typically looks for issuers where earnings have already begun to rebound and considers the likelihood that earnings per share will continue to improve. When selecting equity securities which it believes have the potential for above average growth, the Advisor considers an issuer's balance sheet stability, cash flow, quality of management, earnings per share growth, and the issuer's potential to maintain above average earnings relative to its peers.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

The Fund invests in both value stocks and growth stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks, can be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

Fifth Third Large Cap Core Fund
LOGO

Volatility and Performance Information



The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares
(which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -13.07%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q4 1998  21.08%
Worst quarter:                                             Q3 2001 -14.21%
Year to Date Return (1/1/02 to 6/30/02)                                  %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                    Inception Date Past Year Past 5 Years Since Inception
Class A Shares/2/                                       12/1/92     -17.42%     6.51%         10.50%
(with 5.00% sales charge)



Class B Shares/3/                                       11/2/92     -17.95%     6.49%         10.52%
(with applicable Contingent Deferred Sales Charge)



Class C Shares/3/                                       11/2/92     -13.69%     6.81%         10.53%
(with applicable Contingent Deferred Sales Charge)

                                                                                          (Since 11/1/92)

S&P 500 Index(R)*                                                   -11.88%    10.70%         13.84%
Russell 1000(R) Index**


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Class Shares of the Kent Growth and Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Large Cap Core Fund.

/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment Shares of the Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Class A shares.

/3/ For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.

* The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index.

Fifth Third Multi Cap Value Fund
LOGO

Fundamental Objective

High level of total return (using a combination of capital appreciation and income).

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of multi-cap companies. Equity securities of multi-cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. The Fund emphasizes a "value" style of investing. In deciding which securities to buy and which to sell, the Advisor will give primary consideration to fundamental factors. For example, securities having relatively low ratios of share price to book value, net asset value, earnings and cash flow will generally be considered attractive investments. Additionally, the Advisor will give secondary consideration to insider transactions and the growth of earnings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. While the Fund invests in both smaller and larger companies, the smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Fifth Third Multi Cap Value Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares
(which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

   1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
  13.64%  24.48%  0.64%   22.48%  19.08%  28.20%  (8.74)% 12.95%  33.33%  7.54%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                  Q2 1999  18.60%
Worst quarter:                                                 Q3 1998 -21.07%
Year to Date Return (1/1/02 to 6/30/02)                                      %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                      Inception Date  Past Year Past 5 Years  Past 10 Years  Since Inception
  Class A Shares/1/                                       9/30/89      2.11%       10.71%         13.17%        12.51%
  (with 5.00% sales charge)


  Class B Shares/2/                                       9/30/89      1.88%       11.05%         13.35%        12.66%
  (with applicable Contingent Deferred Sales Charge)


  Class C Shares/2/                                       9/30/89
  (with applicable Contingent Deferred Sales Charge)                   6.85%       11.30%         13.22%        12.45%

  Russell 3000(R) Value Index*                                                                              (Since 10/1/89)
                                                                     -11.46%       10.14%         12.64%        12.43%

                                                                                                            (Since 10/1/89)
  Lipper Multicap Value Index**                                        1.30%        9.73%         12.31%        11.20%

/1/ For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc., was merged into Fifth Third Multi Cap Value Fund.


/2/ For the period prior to August 13, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Equity Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.


* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalization ranges.

Fifth Third Disciplined Large Cap Value Fund
(formerly the Fifth Third Equity Income Fund)
LOGO

Fundamental Objective

Long-term capital appreciation with current income as a secondary objective.

Principal Investment Strategies


Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are currently defined as U.S. companies with at least $5 billion in market capitalization. The Fund intends to invest primarily in stocks of companies with low ratios of price to earnings, cash flow, sales and book value. In selecting equity securities, the Advisor will consider an issuing company's balance sheet and interest coverage. Most stocks will be purchased for a combination of current income and capital appreciation. The Fund expects to earn current income mainly from stock dividends which may be supplemented by interest on convertible bonds and dividends on preferred stock.


The Fund reserves the right to invest up to 20% of its assets in other securities, such as government and corporate bonds, which at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or the Baa major rating category or higher by Moody's, or their unrated equivalents.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equities and in debt. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance. The risks of investing in debt securities include the tendency of bond prices to fall as interest rates rise.

The Fund invests in value stocks. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. Value stocks present the risk that they may not perform as well as other types of stocks, such as growth stocks.

Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

The tendency of bond prices to fall when interest rates rise becomes more significant as the average maturity of the Fund's bond portfolio increases. Investments in bonds subject the Fund to the risk that an issuer could default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

Fifth Third Disciplined Large Cap Value Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -12.58%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                    Q2 1997  15.29%
Worst quarter:                                                   Q3 1999 -11.45%
Year to Date Return (1/1/02 to 6/30/02)                                        %


Average Annual Total Returns (for the periods ended December 31, 2001)

                                                      Inception Date  Past Year  Past 5 Years  Past 10 Years  Since Inception
Class A Shares                                            1/1/83       -16.94%      7.64%          8.68%          12.38%
(with 5.00% sales charge)

Class B Shares/1/                                         1/1/83       -17.29%      7.70%          8.60%          14.23%
(with applicable Contingent Deferred Sales Charge)

Class C Shares/2/                                         1/1/83       -13.29%      8.08%          8.51%          11.83%
(with applicable Contingent Deferred Sales Charge)

                                                                                                              (Since 1/1/83)
Russell 1000(R)Value Index*                                             -5.59%     11.13%         14.16%          15.26%
                                                                                                              (Since 1/1/83)
S&P 500 Index(R)*                                                      -11.88%     10.70%         12.93%          14.92%


/1/ The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

/2/  The performance of Class C shares is based on the performance for Class A
 - shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on January 27, 1997.

 * The Russell 1000(R) Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Standard & Poor's 500 Composite Stock Price Index(R) (the "S&P 500 Index") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The benchmark index for the Disciplined Large Cap Value Fund has changed from the S&P 500 Index(R) in order to better represent the Fund's investment policies for comparison purposes.

Fifth Third Balanced Fund
LOGO

Fundamental Objective

Capital appreciation and income.

Principal Investment Strategies

Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of total assets in common stocks and convertible preferred stocks and convertible corporate bonds, 25% to 40% of total assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities, and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time. However, the Fund takes a moderate to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity position of the Fund tends to be invested in high quality growth companies that are either large or mid-sized. To determine whether a company is of high quality, the Advisor generally looks for a strong record of earnings growth, as well as its current ratio of debt to capital and the quality of its management. While greater emphasis will be placed on larger companies, that is, companies with market capitalizations over $10 billion, the Fund may favor mid-sized (or mid-cap) companies, that is, companies with market capitalizations, no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies in the Standard & Poor's MidCap 400 Index(R)1 (generally, between $500 million and $10 billion), when the Advisor believes that market conditions favor securities of smaller companies.


The fixed income portion of the Fund tends to be invested in high quality bonds with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average maturity of the bond portion of the Fund from between 5 and 9 years. At the time of investment, the corporate bonds and convertible securities in which the Fund invests are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's, or their unrated equivalents. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

Significant investments in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

Generally, growth oriented stocks may be sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

Stocks of mid-sized companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

     Through its investment in bonds, the Fund assumes the risks of bond investing, including the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities. Less significant is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

/1/ "S&P 400" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

Fifth Third Balanced Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The Standard and Poor's 500 Composite Stock Price Index(R) (the "S&P 500") is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Lehman Brothers Aggregate Bond Index(R) (the "LBAB Index") is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -8.74%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                    Q4 1998  17.81%
Worst quarter:                                                   Q3 2001 -14.43%
Year to Date Return (1/1/02 to 6/30/02)                                        %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                                                                                Since
                                                    Inception Date Past Year  Past 5 Years  Past 10 Years     Inception
Class A Shares
(with 5.00% sales charge)                               1/1/83      -13.28%         8.34%         9.09%           13.72%

Class B Shares/1/
(with applicable Contingent Deferred Sales Charge)      1/1/83      -13.82%         8.34%         9.00%           16.92%

Class C Shares/2/
(with applicable Contingent Deferred Sales Charge)      1/1/83       -9.45%         8.81%         8.91%           13.22%
                                                                                                              (Since 1/1/83)
S&P 500 Index(R)*                                                   -11.88%        10.70%        12.93%           14.92%
                                                                                                              (Since 1/1/83)
LBAB Index(R)**                                                       8.42%         7.43%         7.23%            9.56%


/1/ The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

/2/ The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.
** The LBAB Index is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Fifth Third International Equity Fund
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

The Fund uses a top-down strategy of selecting securities in its portfolio. It allocates assets among geographic regions and individual countries and sectors, rather than emphasizing individual stock selection. The Fund capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation, (ii) fundamental change, and (iii) market momentum/technicals. Valuation factors include price/book values and price/cash earnings. Fundamental change factors include incremental shifts in economic growth, interest rates, the political, social, business, and regulatory environment, and monetary and fiscal, policy. Market momentum/technical factors include market capitalization, liquidity, volatility, and investor sentiment.

The Fund's investment subadvisor analyzes both the global economic environment and the economies of countries throughout the world, focusing mainly on the industrialized countries comprising the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index")./1/ Although the Fund invests primarily in established foreign securities markets, from time to time, it may also invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. In selecting stocks in a specific country or sector, the Fund generally attempts to replicate a broad market index (which usually is the Morgan Stanley Capital International Index for that country or sector) by investing in "baskets" of common stocks and other equity securities. Because the Fund employs a top-down strategy, the portfolio construction does not lend itself to individual stock selection. Investing in "baskets" of common stocks enables the Fund to broadly replicate the underlying performance of the local country, sector, or index classification.

The Fund reserves the right to invest up to 35% of its assets in other securities, such as equity securities of U.S. companies.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

Fifth Third International Equity Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International EAFE Index(R) (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = -18.01%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                 Q4 1999  17.70%

Worst quarter:                                                Q3 1998 -11.88%

Year to Date Return (1/1/02 to 6/30/02)                                     %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                           Inception Date    Past Year     Past 5 Years    Since Inception
Class A Shares                                 8/18/94        -22.07%          1.55%            2.78%
(with 5.00% sales charge)

Class B Shares/1/                              8/18/94        -22.70%          1.49%            2.73%
(with applicable Contingent Deferred Sales
Charge)

Class C Shares/2/                              8/18/94        -18.70%          1.99%            3.01%
(with applicable Contingent Deferred Sales
Charge)
                                                                                           (Since 9/1/94)
EAFE Index(R)*                                                -21.21%          1.17%            2.59%


/1/ The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.
/2/ The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The EAFE Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Fifth Third International GDP Fund
(Formerly the Kent International Growth Fund)
LOGO

Fundamental Objective

Long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its total assets in the common and preferred stocks of companies located in at least three countries in Europe, Australia and the Pacific Rim.

The Advisor considers the size and growth of a country's Gross Domestic Product and market capitalization relative to other countries when determining region and country allocations among Europe, Australia and the Pacific Rim. Allocation among companies is determined based on a stock's market capitalization and industry attractiveness. Stocks are selected from the countries represented in the Morgan Stanley Capital International Europe, Australasia, and Far East Equity Index(R) (the "EAFE Index")/1/. The allocation of Fund assets may shift from time to time from countries that the Fund considers overvalued to countries that it considers undervalued. Although the Fund seeks to equal or exceed the return of the EAFE Index, the Fund may invest its assets in proportions that differ from this index. The Fund is not, therefore, an "index" fund, which typically holds securities in the index it attempts to replicate. The Fund may at times invest more than 25% of its total assets in a particular country.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in equity securities, such as the risk of sudden and unpredictable drops in value or periods of lackluster performance.

Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized, and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

The International GDP Fund may invest more than 25% of its assets in a particular foreign country. A concentration of investments in any one country could expose the Fund to increased risk due to changes in the economic or political environment within that country.

/1/ "EAFE Index" is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to three relative broad-based securities indices. The Morgan Stanley Capital International EAFE Index(R) (the "EAFE Index") is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks. The Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.


December 31, 2001 plot point = -23.84%


LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                               Q4 1998  19.36%

Worst quarter:                                              Q3 2001 -15.19%

Year to Date Return (1/1/02 to 6/30/02)                                   %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                          Inception Date     Past Year    Past 5 Years   Since Inception
Class A Shares/2/                          12/4/92            -27.63%        -1.71%          4.56%
(with 5.00% sales charge)

Class B Shares/3/                          12/4/92            -27.91%       - 1.79%          4.55%
(with applicable Contingent
Deferred Sales Charge)

Class C Shares/3/                          12/4/92            -24.33%        -1.42%          4.40%
(with applicable Contingent
Deferred Sales Charge)

Morgan Stanley Capital                                                                   (Since 12/1/92)
International EAFE Index(R)*                                  -21.21%         1.17%          6.79%

Morgan Stanley Capital                                                                   (Since 12/1/92)
International Europe Index**                                  -19.64%         6.56%         11.92%

Morgan Stanley Capital                                                                   (Since 12/1/92)
International Pacific Rim Index***                            -25.22%        -7.60%         -0.39%


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent International Growth Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third International GDP Fund.

/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment Shares of the Kent International Growth Fund, adjusted to reflect the expenses and sales charges for Class A shares.

/3/ For the period prior to October 29, 2001, the quoted performance of Class B and Investment C shares of the Fund reflects the performance of the Institutional Shares of the Kent International Growth Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.

* The EAFE Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

** The Morgan Stanley Capital International Europe Index is an unmanaged index of European stocks.

*** The Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region.

Fifth Third Worldwide Fund
LOGO

Fundamental Objective

High level of total return (using a combination of capital appreciation and income) consistent with reasonable risk.

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in other mutual funds that invest in equity securities on a domestic, international and/or global basis. The Fund will structure its portfolio of mutual funds by (i) identifying certain global investment themes (for example, global telecommunication or emerging markets) which are expected to provide a favorable return over the next six to twelve months and (ii) selecting one or more mutual funds with management styles (for example, value vs. growth or large cap vs. small cap) or investment concentrations which represent each theme. As market conditions change, the Fund will exit those investment themes which appear to have run their course and replace them with more attractive opportunities. The Fund also will look for opportunities caused by market-moving events (such as political events, currency devaluations and natural disasters) that cause a disequilibrium between securities prices and their underlying intrinsic values.

The Fund may invest in index funds and/or leveraged index funds when the Advisor believes that equity prices in general are likely to rise in the near term. Leveraged funds attempt to magnify the results of an investment through the investment in futures contracts and options on securities, future contracts, and stock indices. For example, a leveraged index fund may perform (increase or decrease) at 150% of the index's performance to which it was correlated. Investments in index funds and leveraged index funds are designed to allow the Fund to seek to profit from anticipated increases in the indexes to which such funds generally are correlated.

The Fund may invest in bear funds and/or leveraged bear funds when the Advisor believes that equity prices in general are likely to decline in the near term. A bear fund has a inverse relationship to the general market and seeks capital appreciation when the market is overvalued. Investments in bear funds and leveraged bear funds are designed to allow the Fund to seek profit from anticipated decreases in the indexes to which such funds generally are inversely correlated. Leveraged bear funds attempt to magnify the results of a regular bear fund. For example, a leveraged bear fund may perform (increase or decrease) at 150% of a regular bear fund.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Because the Fund reallocates fund investments across potentially numerous asset subclasses as evolving economic and financial conditions warrant, the portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover may result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized net short-term investment gain will be taxed to shareholders as ordinary income. See "Dividends and Capital Gains" below.

Fifth Third Worldwide Fund
LOGO

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in other funds which have substantial investments in foreign markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market. If these factors cause the net asset values of the underlying funds to decline, the Fund's share price will decline.

Because the Fund primarily invests in other mutual funds which invest in equity securities, the Fund is subject to the risks of investing in equity securities. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions.

The Fund may invest in index funds or leveraged funds. If equity prices generally decline while the Fund is invested in an index fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged index fund or funds.

The Fund may also invest in bear funds or leveraged bear funds. If equity prices generally rise while the Fund is invested in a bear fund or funds, the Fund could experience substantial losses. Such losses would be magnified to the extent the Fund is invested in a leveraged bear fund or funds.


The Fund may invest in a manner that anticipates market trends and market-moving events. For example, the Fund may invest in index and leveraged index funds when the Advisor expects the market to increase and invest in bear and leveraged bear funds when the market is anticipated to decrease. These techniques may produce substantial losses where the market behaves in a manner contrary to the Advisor's expectations.

The portfolio turnover rate of the Fund is much higher than that of most other funds with similar objectives. The higher the portfolio turnover rate, the greater will be the custodial transaction charges borne by the Fund. Also, a high rate of portfolio turnover may result in high amounts of realized investment gain subject to the payment of taxes by shareholders.

An investor in the Fund will bear not only his proportionate share of the expenses of the Fund, but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses, and other miscellaneous expenses.

Fifth Third Worldwide Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Morgan Stanley Capital International World Index is an unmanaged index generally representative of the performance of the equity markets of 23 developed countries as a whole.

The returns assume that Fund distributions have been reinvested. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

 1994      1995      1996      1997      1998      1999        2000      2001
 ----      ----      ----      ----      ----      ----        ----      ----
(3.82%)   13.90%    20.29%     5.01%    34.38%    50.05%     (12.82%)   (12.49%)


LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q4 1999  27.34%

Worst quarter:                                             Q3 2001 -17.05%

Year to Date Return (1/1/02 to 6/30/02)                                  %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                        Inception Date  Past Year   Past 5 Years   Since Inception
Class C Shares/1/                      4/30/93      -12.49%       10.04%            10.11%
(with applicable Contingent
Deferred Sales Charge)
                                                                                     (Since 5/1/93)
Morgan Stanley Capital International                     -16.52%       5.74%              8.87%
World Index*

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Worldwide Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to August 13, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Laureate Fund, adjusted to reflect the expenses and sales charges for Class
C shares. On August 13, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Worldwide Fund.

 * The Morgan Stanley Capital International World Index is a total return market capitalization weighted index of the equity markets of 23 developed countries.

Fifth Third Strategic Income Fund
LOGO

Fundamental Objective

High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. To a lesser degree, the Fund will invest directly in common shares bearing high dividends.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities when it believes interest rates will decline. The Fund may invest in debt securities of any maturity.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are usually considered lower-rated securities and have speculative characteristics.

In selecting closed-end funds for the Fund, the Advisor will invest in closed-end funds which, in choosing corporate debt securities in which they invest, adhere to ratings criteria no less strict than those followed by the Fund in selecting its direct investments in corporate debt securities. Such closed-end funds may invest in debt securities of United States or foreign issuers.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

Fifth Third Strategic Income Fund
LOGO

The principal risks of investing in the Fund include the risks of investing in debt securities. Prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. An issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

Also, certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

Fifth Third Strategic Income Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Intermediate Credit Index is an unmanaged index generally representative of the performance of the bond market as a whole.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

                                    [CHART]

1992   1993   1994     1995    1996   1997    1998   1999     2000    2001
-----  -----  -------  ------  -----  ------  -----  -------  ------  ------
7.27%  8.31%  (4.85)%  15.79%  8.66%  10.98%  2.94%  (6.29)%  15.51%  11.80%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                    Q1 1995   6.20%
Worst quarter:                                                   Q4 1999  -4.72%
Year to Date Return (1/1/02 to 6/30/02)                                        %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                                                                                            Since
                                                 Inception Date  Past Year  Past 5 Years  Past 10 Years   Inception
Class C Shares/1/                                    3/10/85       11.80%       6.69%         6.76%         7.31%
 (with applicable Contingent Deferred Sales
 Charge)
                                                                                                        (Since 3/1/85)
Lehman Intermediate Credit Index*                                   9.77%       7.15%         7.42%         9.09%

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Advisor shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to October 22, 2001, the quoted performance of the Fund reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class C shares. On October 22, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Strategic Income Fund.


 * The Lehman Intermediate Credit Index is an index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities of from one to ten years.

Fifth Third Michigan Municipal Bond Fund
(Formerly the Kent Michigan Municipal Bond Fund)
LOGO

Fundamental Objective

Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. In addition, under normal circumstances, the Fund invests at least 80% of its assets in municipal obligations issued by the State of Michigan or its political subdivisions. The Fund maintains a dollar-weighted average portfolio maturity of between three and five years. No security in the Fund will have a remaining maturity of more than ten years.

The Fund will purchase securities rated in one of the four highest rating categories by a rating agency (for example, BBB or higher by Standard & Poor's or Baa or higher by Moody's), or unrated securities of comparable quality. While maturity and credit quality are the most important investment factors, the Advisor also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Michigan Municipal Bond Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Michigan Municipal Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of debt obligations issued by municipalities.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares
(which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 5.33%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                    Q1 1995   2.98%
Worst quarter:                                                   Q1 1994  -1.57%
Year to Date Return (1/1/02 to 6/30/02)                                        %

Average Annual Total Returns (for the periods ended December 31, 2001)


                                             Inception Date   Past Year   Past 5 Years   Since Inception
Class A Shares/2/                           5/11/93         0.07%        3.29%           3.55%
 (with 5.00% sales charge)

Class B Shares/3/                            5/3/93        -0.53%        3.14%           3.44%
 (with applicable Contingent Deferred Sales
 Charge)

Class C Shares/3/                            5/3/93         4.46%        3.49%           3.31%
 (with applicable Contingent Deferred Sales
 Charge)
                                                                                         (Since 5/1/93)
Lehman Brothers Three-Year General              BISYS TO             %            %               %
 Obligation Municipal Bond Index*               COMPLETE


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Class Shares of the Kent Michigan
    Municipal Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Michigan Municipal Bond Fund.


/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment Shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Class A shares.

/3/ For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.

* The Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

Fifth Third Ohio Municipal Bond Fund
(Formerly the Fifth Third Ohio Tax Free Bond Fund)
LOGO

Fundamental Objective

Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond securities which pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities generally are issued by the State of Ohio, as well as political or governmental subdivisions, agencies or instrumentalities of Ohio. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities, the Fund considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligation to pay principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers.

Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal.

In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of The Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Ohio Municipal Bond Fund
LOGO

Volatility and Performance Information



The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index(R) ("LBMBI") is an unmanaged index that generally is representative of the municipal bond market.

The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares
(which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 4.23%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                    Q1 1995   5.53%
Worst quarter:                                                   Q1 1994  -3.78%
Year to Date Return (1/1/02 to 6/30/02)                                        %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                              Inception Date    Past Year   Past 5 Years    Past 10 Years    Since Inception
Class A Shares                               1/1/87         -.0.95%        3.30%           4.18%             4.54%
 (with 5.00% sales charge)

Class B Shares/1/                            1/1/87          -1.89%        3.08%           4.08%             4.48%
 (with applicable Contingent Deferred Sales
 Charge)

Class C Shares/2/                            1/1/87           3.42%        3.70%           3.49%             4.15%
 (with applicable Contingent Deferred Sales
 Charge)
                                                                                                         (Since 1/1/87)
LBMBI*                                                        5.08%        5.97%           6.63%             7.18%


/1/ The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.
/2/ The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

 * The LBMBI is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.
                                       57

Fifth Third Municipal Bond Fund
(Formerly the Kent Tax-Free Income Fund)
LOGO

Fundamental Objective

Current income that is exempt from federal income tax.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund maintains a dollar-weighted average portfolio maturity of between ten and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality.

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain.

While the Fund will not normally engage in frequent trading of portfolio securities, it will make changes in its investment portfolio from time to time as economic conditions and market prices dictate based on the Fund's investment objective. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase. If the Fund does buy and sell securities frequently, there will be increased transaction costs, which can negatively impact Fund performance, and cause additional taxable gains to shareholders.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

In addition, because revenue bonds [and limited obligation securities] are not general obligations of the issuer, the Fund will have limited recourse in the event of a default or termination of these securities.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which could create adverse tax consequences.

Fifth Third Municipal Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Municipal Bond Index ("LBMBI") is an unmanaged index that generally is representative of the municipal bonds market.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 3.89%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                    Q4 2000   4.83%
Worst quarter:                                                   Q2 1999  -2.30%
Year to Date Return (1/1/02 to 6/30/02)                                        %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                 Inception Date   Past Year   Past 5 Years   Since Inception
Class A Shares/2/                                   3/31/95        -1.28%         4.05%            4.74%
 (with 5.00% sales charge)

Class B Shares/3/                                   3/20/95        -2.07%         3.96%            4.72%
 (with applicable Contingent Deferred Sales
 Charge)

Class C Shares/3/                                   3/20/95         2.99%         4.32%            4.73%
 (with applicable Contingent Deferred Sales
 Charge)
                                                                                               (Since 4/1/95)
LBMBI*                                                              5.08%         5.97%            6.52%


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Tax-Free Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Municipal Bond Fund.

/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment Shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses and sales charges for Class A shares.


/3/ For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.

 * The LBMBI is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

Fifth Third Bond Fund
(Formerly the Fifth Third Quality Bond Fund and Kent Income Fund)
LOGO

Fundamental Objective

High current income. Capital growth is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in bonds, including U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities. Mortgage-backed securities generally offer higher interest rates than many types of debt securities. At the time of investment, each of those securities has a remaining maturity or average life of 7 to 20 years. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category by Moody's, or their unrated equivalents.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting portfolio securities, the Fund generally considers, among other things, remaining maturity, stated interest rates, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

From time to time, the Fund's portfolio could be significantly invested in some of the highest quality debt securities, which tend not to provide the same opportunity for current income or capital growth as lower grade securities, or in BBB/Baa rated debt securities, which generally have more speculative investment characteristics than higher grade debt securities.

Fifth Third Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Long Government/Credit Bond Index are unmanaged indices comprised of U.S. Treasury issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible investment-grade, dollar-denominated, SEC-registered corporate debt.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 6.99%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                    Q2 1995   7.35%
Worst quarter:                                                   Q1 1996  -3.78%
Year to Date Return (1/1/02 to 6/30/02)                                        %

Average Annual Total Returns (for the periods ended December 31, 2001)

                                                        Inception Date   Past Year   Past 5 Years   Since Inception
Class A Shares/2/
 (with 5.00% sales charge)                                  3/22/95         1.65%        5.38%            6.22%

Class B Shares/3/
 (with applicable Contingent Deferred Sales                 3/20/95         1.03%        5.34%            6.21%
 Charge)

Class C Shares/3/
 (with applicable Contingent Deferred Sales                 3/20/95         6.14%        5.68%            6.23%
 Charge)
                                                                                                     (Since 4/1/95)
Lehman Brothers Government/Credit Bond Index*                               8.98%        7.09%            7.40%
Lehman Brothers Long Government/Credit Bond Index**                         7.26%        8.05%            9.08%


/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Income Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Bond Fund.

Fifth Third Bond Fund
LOGO



/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment Shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Class A shares.

/3/ For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.



 * The Lehman Brothers Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.
 ** The Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Intermediate Municipal Bond Fund
(Formerly the Fifth Third Municipal Bond Fund and Kent Intermediate Tax-Free Fund)
LOGO

Fundamental Objective

High level of current income that is exempt from federal regular income taxes.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds, which pay interest that is exempt from federal income tax. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. The securities generally are issued by U.S. states, counties, cities, towns, territories and public authorities. At the time of investment, they are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category by Moody's, or their unrated equivalents.

Among the securities in which the Fund may invest are participation agreements, that is, interests in loans made to municipalities, and general obligation and revenue bonds of tax-exempt municipalities. The Fund also may invest in limited obligation securities, from which interest and principal payments are dependent on payments from specific sources rather than the general obligations of the government issuer. Limited obligation securities include: lease obligations and installment contracts (issued by government entities to obtain funds to lease or acquire equipment and other property), project finance obligations (issued in connection with the financing of infrastructure projects) and industrial revenue bonds (issued in the name of a public authority to finance infrastructure used by a private entity).

In selecting portfolio securities the Fund generally considers, among other things, remaining maturity or average life, stated interest rates and the price of a security. The Fund attempts to manage volatility by maintaining a portfolio with an intermediate average life.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

Fifth Third Intermediate Municipal Bond Fund
LOGO

The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Intermediate Municipal Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Three-Year General Obligation Municipal Bond Index and the Lehman Brothers Five-Year General Obligation Municipal Bond Index are unmanaged indices of debt instruments issued by municipalities.


The returns assume that Fund distributions have been reinvested. The returns for Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 4.47%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                                 Q1 1995     5.38%
Worst quarter:                                                Q1 1994    -3.97%
Year to Date Return (1/1/02 to 6/30/02)                                       %

Average Annual Total Returns (for the periods ended December 31, 2001)



                                                       Inception Date   Past Year  Past 5 Years  Since Inception
Class A Shares/2/
(with 5.00% sales charge)                                 12/18/92       -0.76%        3.63%          4.32%

Class B Shares/3/
(with applicable Contingent Deferred Sales Charge)        12/16/92       -1.27%        3.59%          4.24%

Class C Shares/3/
(with applicable Contingent Deferred Sales Charge)        12/16/92        3.71%        3.94%          4.10%

Lehman Brothers                                                                                  (Since 12/31/92)
Three-Year General Obligation Municipal Bond Index*                          %            %              %

Lehman Brothers                                                                                  (Since 12/31/92)
Five-Year General Obligation Municipal Bond Index*                           %            %              %



/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.


/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment Shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the expenses and sales charges for Class A shares.

Fifth Third Intermediate Municipal Bond Fund
LOGO


/3/ For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.

* The Lehman Brothers Three-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.
** The Lehman Brothers Five-Year General Obligation Municipal Bond Index is an unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities not less than four years but no more than six years.

Fifth Third Intermediate Bond Fund
(Formerly the Fifth Third Bond Fund for Income and Kent Intermediate Bond Fund)
LOGO

Fundamental Objective

High level of current income.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in the following types of investment grade bonds: corporate securities, mortgage-backed securities, and securities of the U.S. Treasury and U.S. Government agencies and instrumentalities. The Fund's dollar-weighted average maturity will range from more than three years to less than ten years. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes that the Fund can realize such appreciation without foregoing its objective of high current income.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include tax risk and the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

Fifth Third Intermediate Bond Fund
LOGO

Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Intermediate Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasury issues, publicly issued debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, nonconvertible, investment-grade, dollar-denominated, SEC-registered corporate debt.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares
(which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 7.94%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                              Q2 1995     5.48%
Worst quarter:                                             Q1 1994    -2.48%
Year to Date Return (1/1/02 to 6/30/02)                                    %

Average Annual Total Returns (for the periods ended December 31, 2001)



                                                       Inception Date   Past Year  Past 5 Years  Since Inception
Class A Shares/2/
(with 5.00% sales charge)                                 11/25/92         2.54%       5.03%          5.29%

Class B Shares/3/
(with applicable Contingent Deferred Sales Charge)         11/2/92         2.19%       4.99%          5.27%

Class C Shares/3/
(with applicable Contingent Deferred Sales Charge)         11/2/92         7.27%       5.33%          5.09%
                                                                                                 (Since 11/1/92)
Lehman Brothers Intermediate Government/Credit                             6.70%       7.40%          6.74%
Bond Index(R)*

/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Intermediate Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Intermediate Bond Fund.
/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment
Shares of the Kent Intermediate Bond Fund, adjusted to reflect the expenses and sales charges for Class A shares.
/3/ For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares of the Fund reflects the performance of the Institutional Shares of the Kent Intermediate Bond Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.

Fifth Third Intermediate Bond Fund
LOGO

* The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.

Fifth Third Short Term Bond Fund
(Formerly the Kent Short Term Bond Fund)
LOGO

Fundamental Objective

Current income.

Principal Investment Strategies


Under normal circumstances, the Fund invests at least 80% of its assets in bonds including corporate and government debt securities. The Fund's dollar-weighted average maturity will be less than three years. The Fund is permitted to purchase U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities), mortgage-backed securities and investment-grade corporate debt obligations (those that are rated in one of the four highest categories by a Rating Agency), or unrated securities of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of between one and three years.


While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well, as interest rates fall, the price of a bond tends to increase.

The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth

Fifth Third Short Term Bond Fund
LOGO

highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

Fifth Third Short Term Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years, the 91-Day Treasury Bill return tracks the investment returns paid on U.S. Treasury bills maturing in 91 days, and the Consumer Price index is an unmanaged index measuring price increases in a standardized "market basket" of consumer products.

The returns assume that Fund distributions have been reinvested. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 7.75%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                            Q2 1995       3.24%
Worst quarter:                                           Q1 1996      -0.05%
Year to Date Return (1/1/02 to 6/30/02)                                    %

Average Annual Total Returns (for the periods ended December 31, 2001)


                           Inception Date   Past Year     Past 5 Years    Since Inception
Class A Shares/2/             12/4/92          2.34%          4.97%            4.77%
(with 5.00% sales charge)

                                                                          (Since 12/1/92)
Lehman Brothers 1-3 Year                       8.53%          6.64%            6.06%
Government Bond Index*

                                                                          (Since 12/1/92)
Consumer Price Index**                         1.55%          2.18%            2.43%

                                                                          (Since 12/1/92)
91-Day Treasury Bill***                        3.43%          4.84%            4.67%




/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Short Term Bond Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Short Term Bond Fund.
/2/ For the period prior to October 29, 2001, the quoted performance of Class A shares of the Fund reflects the performance of the Investment
Shares of the Kent Short Term Bond Fund, adjusted to reflect the expenses and sales charges for Class A shares.
*The Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

Fifth Third Short Term Bond Fund
LOGO

** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.
*** The 91-day Treasury Bill return tracks in the investment return paid on U.S. Treasury bills maturing in 91 days.

Fifth Third U.S. Government Bond Fund
(Formerly the Fifth Third U.S. Government Securities Fund)
LOGO

Fundamental Objective

High level of current income. Capital growth is a secondary objective.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government bonds. The Fund seeks to maintain a dollar-weighted average maturity of between two and ten years.

U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Government and obligations issued by the agencies or instrumentalities of the U.S. Government but not guaranteed by the U.S. Government, including issued or sponsored by Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), and includes mortgage backed securities.

U.S. Treasury securities are debt obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government. While there are different degrees of credit quality, all U.S. Government securities generally are considered highly credit worthy.

In selecting portfolio securities, the Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolio.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as money market instruments.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency.

The principal risks of investing in the Fund include the risks of investing in debt securities, such as, the tendency of bond prices to fall when interest rates rise and the risk of an issuer defaulting on its obligations of paying principal and interest.

Fifth Third U.S. Government Bond Fund
LOGO

Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase.

The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price of yield of mortgage-backed securities also may fall if they are redeemed after that date.

Fifth Third U.S. Government Bond Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The Lehman Brothers Intermediate Government Bond Index(R) ("LBIGBI") is an unmanaged index generally representative of intermediate-term government bonds.


The returns assume that Fund distributions have been reinvested. The returns for Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 7.54%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                           Q3 2001     4.89%
Worst quarter:                                          Q1 1994    -1.99%
Year to Date Return (1/1/02 to 6/30/02)                               %

Average Annual Total Returns (for the periods ended December 31, 2001)



                                                     Inception Date   Past Year   Past 5 Years   Past 10 Years   Since Inception
Class A Shares                                      1/1/86          2.16%        5.11%           4.97%           5.79%
(with 5.00% sales charge)

Class C Shares/1/                                   1/1/86          6.61%        5.43%           4.73%           5.34%
(with applicable Contingent Deferred Sales Charge)
                                                                                                            (Since 1/1/86)
LBIGBI(R)*                                                          8.42%        7.06%           6.65%           7.83%




     /1/ The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996. *The LBIGBI is an unmanaged index generally representative of intermediate-term government bonds.

Fifth Third Prime Money Market Fund
(Formerly the Fifth Third Prime Money Market Fund and Kent Money Market Fund)

LOGO

Fundamental Objective

Current income consistent with stability of principal.

Principal Investment Strategies

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their two highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk. Interest rate risk involves the possibility that the Fund's yield will decrease due

Fifth Third Prime Money Market Fund
LOGO

to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Foreign investment risk involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

Fifth Third Prime Money Market Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 3.59%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                           Q4 2000     1.51%
Worst quarter:                                          Q4 2001     0.50%
Year to Date Return (1/1/02 to 6/30/02)                                %

Average Annual Total Returns (for the periods ended December 31, 2001)



                                                 Inception Date   Past Year   Past 5 Years   Since Inception
Class A Shares                                      8/11/92         3.59%        4.83%           4.95%

Class B Shares/1/                                   8/11/92        -2.20%        3.65%           4.23%
(with applicable Contingent Deferred Sales Charge)

Class C Shares/2/                                   8/11/92         2.80%        3.99%           3.71%


/1/ The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.
/2/ The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period from August 11, 1992 through October 10, 2000, and on the performance for Class B shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period since October 11, 2000.


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Government Money Market Fund
LOGO

Fundamental Objective

High current income consistent with stability of principal and liquidity.

Principal Investment Strategies

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in a broad range of U.S. Treasury bills and notes and other obligations issued by the U.S. Government and it agencies or instrumentalities, repurchase agreements collateralized by these securities, and shares of registered money market investment companies that invest exclusively in these securities. Agency securities are generally limited to those that are considered tax advantaged by some states.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

The Fund's principal risks include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Fifth Third Government Money Market Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 3.47%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                           Q4 2000       1.48%
Worst quarter:                                          Q4 2001       0.45%
Year to Date Return (1/1/02 to 6/30/02)                                 %

Average Annual Total Returns (for the periods ended December 31, 2001)


                            Inception Date   Past Year   Past 5 Years   Since Inception
Class A Shares             11/25/91        3.47%         4.71%           4.40%


To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Michigan Municipal Money Market Fund
(Formerly the Kent Michigan Municipal Money Market Fund)
LOGO

Fundamental Objective

Current income that is exempt from federal income tax and Michigan personal income tax.

Principal Investment Strategies

The Fund, under normal circumstances, invests at least 80% of its assets in municipal obligations, which consist of bonds, notes and commercial paper issued by states and their political subdivisions that are exempt from federal income taxes. The securities will have short-term debt ratings in the two highest rating categories of at least two Rating Agencies or will be unrated securities of comparable quality. Under normal circumstances, the Fund will invest at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

The principal risks of investing in the Fund include interest rate risk, net asset value risk, and credit risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of

Fifth Third Michigan Money Market Fund
LOGO

similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

Fifth Third Michigan Municipal Money Market Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 2.22%

LOGO

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:                                            Q2 2000      0.96%
Worst quarter:                                           Q4 1993      0.32%
Year to Date Return (1/1/02 to 6/30/02)                                 %

Average Annual Total Returns (for the periods ended December 31, 2001)

                         Inception Date  Past Year  Past 5 Years  Since Inception

Class A Shares/1/           12/15/92        2.22%      3.03%          2.86%



/1/ For the period prior to October 29, 2001, the quoted performance of the Fund reflects the performance of the Investment Shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

Fifth Third Municipal Money Market Fund
(Formerly the Fifth Third Tax Exempt Money Market Fund)
LOGO

Fundamental Objective

Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

Principal Investment Strategies

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its total assets in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager.

Under normal circumstances, at least 80% of its assets are invested in municipal securities, which include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. Those securities tend to be:

.. general obligation bonds where principal and interest are paid from general tax revenues received by the issuer;

.. revenue bonds, where principal and interest are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

.. industrial development bonds, where principal and interest are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund reserves the right to invest up to 5% of its portfolio in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by U.S. Treasury securities.

Fifth Third Municipal Money Market Fund
LOGO

Principal Investment Risks

An investment in the Fund is not a deposit of Fifth Third Bank or any other bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk. Interest rate risk involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates. Net asset value risk involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share. Credit risk involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. Tax risk involves the possibility that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences.

Fifth Third Municipal Money Market Fund
LOGO

Volatility and Performance Information

The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

December 31, 2001 plot point = 2.42%

LOGO
The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.



Best quarter:                                          Q3 1991      1.08%

Worst quarter:                                         Q4 2001      0.39%
Year to Date Return (1/1/02 to 6/30/02)                               %

Average Annual Total Returns (for the periods ended December 31, 2001)


                         Inception Date   Past Year   Past 5 Years   Past 10 Years    Since Inception
Class A Shares/1/        9/7/83         2.42%        2.89%          2.64%            3.60%


To obtain current yield information, visit www.53.com or call 1-800-282-5706. /1/ For the period prior to September 21, 1998, the quoted performance of the Fund reflects the performance of the Investor Shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, that Fund, a registered open-end investment company managed by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.

Shareholder
Fees


                                                                     Stock Funds--Fee Table
                                                                    ----------------------
                             Fifth Third                   Fifth Third                  Fifth Third            Fifth Third
                           Small Cap Growth              Micro Cap Value               Mid Cap Growth           Technology
                                 Fund                         Fund                         Fund                    Fund
                         A         B         C        A         B         C        A         B        C        A     B        C
Maximum Sales Charge
  (Load) Imposed on
  Purchases            5.00%      None      None    5.00%      None      None    5.00%      None     None    5.00%  None     None
Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends None       None      None     None      None      None     None      None     None     None  None     None
Maximum Deferred Sales
  Load                 None      5.00%/1/  1.00%/2/  None     5.00%/1/  1.00%/2/  None     5.00%/1/ 1.00%/2/  None 5.00%/1/ 1.00%/2/

Annual Fund Operating
Expenses (as a
percentage of
average net assets)

Management fees        0.70%     0.70%     0.70%    1.00%     1.00%     1.00%    0.80%     0.80%    0.80%    1.00% 1.00%    1.00%
Distribution/Service
  (12b-1) fees         0.25%     1.00%     0.75%    0.25%     1.00%     0.75%    0.25%     1.00%    0.75%    0.25% 1.00%    0.75%
Other expenses         0.24%/3/  0.24%/3/  0.49%/3/ 0.52%/3/  0.52%/3/  0.77%/3/ 0.27%     0.29%    0.60%    0.51% 0.54%    0.85%
Total Annual Fund
  Operating Expenses   1.19%     1.94%/4/  1.94%/4/ 1.77%/4/  2.52%/4/  2.52%/4/ 1.32%/5/  2.09%/5/ 2.15%/5/ 1.76% 2.54%    2.60%
Fee Waiver and/or
  Expense
  Reimbursements/6/    0.02%        --        --       --        --        --       --        --       --       --    --       --
Net Expenses           1.17%        --        --       --        --        --       --        --       --       --    --       --

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Investment B shares automatically convert to Class A shares.

/2/ The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ The Fund's Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Small Cap Growth Fund to: 1.92% for Class B Shares, and 1.92% for Class C Shares and for the Micro Cap Value Fund to: 1.65% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/5/ During the last fiscal year, the Funds' Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Mid Cap Growth Fund to: 1.28% for Class A Shares, 2.05% for Class B Shares, and 2.11% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/6/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Small Cap Growth Fund to: 1.17% for Class A Shares. These waivers and/or expense reimbursements will remain in effect until 04/02/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder
Fees


                                                    Stock Funds--Fee Table
                                                    ----------------------
                           Fifth Third                  Fifth Third                     Fifth Third
                      Large Cap Opportunity            Quality Growth                   Equity Index
                               Fund                         Fund                            Fund
                      A         B         C           A       B       C            A         B           C
Maximum Sales
  Charge (Load)
  Imposed on
  Purchases           5.00%      None      None      5.00%    None     None       5.00%      None        None
Maximum Sales
  Charge (Load)
  Imposed on
  Reinvested
  Dividends            None      None      None       None    None     None        None      None        None
Maximum
  Deferred Sales
  Load                 None     5.00%/1/  1.00%/2/    None   5.00%/1/ 1.00%/2/     None     5.00%/1/    1.00%/2/

Annual Fund
Operating
Expenses (as a
percentage of
average net
assets)

Management fees       0.80%     0.80%     0.80%      0.80%   0.80%    0.80%       0.30%     0.30%       0.30%
Distribution/Service
  (12b-1) fees        0.25%     1.00%     0.75%      0.25%   1.00%    0.75%       0.25%     1.00%       0.75%
Other expenses        0.43%     0.77%     0.77%      0.23%   0.25%    0.56%       0.25%/3/  0.25%/3/    0.50%/3/
Total Annual
  Fund
  Operating
  Expenses            1.48%/4/  2.57%/4/  2.32%/4/   1.28%   2.05%    2.11%/4/    0.80%     1.55%/5/    1.55%/5/
Fee Waiver and/or
  Expense
  Reimbursements/6/      --        --        --         --      --       --       0.15%        --          --
Net Expenses             --        --        --         --      --       --       0.65%        --          --




/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

/2/ The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ During the last fiscal year, the Funds' Advisor, Distributor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Large Cap Opportunity Fund to:
1.36% for Class A Shares, 2.17% for Class B Shares, and 2.05% for
Class C Shares and for the Quality Growth Fund to: 1.98% for Class C
Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/5/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Equity Index Fund to: 1.40% for Class B Shares and 1.40% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/6/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Growth Fund to 1.19% for Class A Shares and for the Equity Index
Fund to 0.65% for Class A Shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

 Shareholder
 Fees

                                                                         Stock Funds--Fee Table
                                                                         ----------------------
                                Fifth Third                    Fifth Third                   Fifth Third
                               Large Cap Core                Multi Cap Value            Disciplined Large Cap
                                    Fund                           Fund                          Value
                                                                                                  Fund
                          A           B         C        A           B          C          A        B        C
Maximum Sales Charge
  (Load) Imposed on
  Purchases               5.00%     None      None      5.00%     None       None       5.00%    None     None
Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends    None      None      None      None      None       None       None     None     None
Maximum Deferred
  Sales Load              None      5.00%/1/  1.00%/2/  None      5.00%/1/   1.00%/2/   None     5.00%/1/ 1.00%/2/

Annual Fund Operating
Expenses (as a
 percentage of
 average net assets)

Management fees          0.70%      0.70%     0.70%     1.00%     1.00%      1.00%      0.80%    0.80%    0.80%
Distribution/Service
  (12b-1) fees           0.25%      1.00%     0.75%     0.25%     1.00%      0.75%      0.25%    1.00%    0.75%
Other expenses           0.24%/3/   0.24%/3/  0.49%/3/  0.36%/3/  0.36%/3/   0.61%/3/   0.32%    0.33%    0.64%
Total Annual Fund
  Operating Expenses     1.19%      1.94%/4/  1.94%/4/  1.61%/4/  2.36%/4/   2.36%/4/   1.37%/5/ 2.13%/5/ 2.19%/5/
                         -----
Fee Waiver and/or
  Expense

  Reimbursements/6/      0.02%/5/     --        --        --         --         --         --       --       --
                        ------
Net Expenses             1.17%        --        --        --         --         --         --       --       --

                               Fifth Third
                                 Balanced
                                   Fund

                           A         B        C
Maximum Sales Charge
  (Load) Imposed on
  Purchases              4.50%     None     None
Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends   None      None     None
Maximum Deferred
  Sales Load             None      5.00%/1/ 1.00%/2/

Annual Fund Operating
Expenses (as a
 percentage of
 average net assets)

Management fees          0.80%     0.80%    0.80%
Distribution/Service
  (12b-1) fees           0.25%     1.00%    0.75%
Other expenses           0.27%     0.29%    0.60%
Total Annual Fund
  Operating Expenses     1.32%/5/  2.09%/5/ 2.15%/5/

Fee Waiver and/or
  Expense

  Reimbursements/6/        --        --       --

Net Expenses               --        --       --


/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

/2/ The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Large Cap Core Fund to: 1.92% for Class B Shares, and 1.92% for
Class C Shares and for the Multi Cap Value Fund to: 1.58% for Class A
Shares, 2.33%, for Class B Shares and 2.33% For Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/5/ During the last fiscal year, the Funds' Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Disciplined Large Cap Value Fund to: 1.31% for Class A Shares; 2.08% for Class B Shares, and 2.02% for
Class C Shares and for the Balanced Fund to: 1.26% for Class A Shares:
2.03% for Class B Shares, and 1.96% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/6/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Large Cap Core Fund to: 1.17% for Class A shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees


                                                        Stock Funds--Fee Table
                                                        ----------------------
                                                 Fifth Third                 Fifth Third                       Fifth Third
                                                International               International        Fifth Third    Strategic
                                                    Equity                       GDP              Worldwide      Income
                                                     Fund                        Fund                Fund*        Fund*
                                              A      B        C         A         B        C          C             C
Maximum Sales Charge (Load) Imposed on
  Purchases                                  5.00%   None     None      5.00%     None     None       None        None
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends                       None    None     None      None      None     None       None        None
Maximum Deferred Sales Load                  None    5.00%/1/ 1.00%/2/  None      5.00%/1/ 1.00%/2/   1.00%/2/    1.00%/2/

  Annual Fund Operating Expenses
(as a percentage of average net assets)

Management fees                              1.00%   1.00%    1.00%     0.75%     0.75%    0.75%      1.00%       1.00%
Distribution/Service (12b-1) fees            0.25%   1.00%    0.75%     0.25%     1.00%    0.75%      0.75%       0.75%
Other expenses                               0.48%   0.43%    0.82%     0.32%/3/  0.32%/3/ 0.57%/3/   0.97%/3/    0.70%/3/
Total Annual Fund Operating Expenses         1.73%   2.43%    2.57%/4/  1.32%     2.07%/5/ 2.07%/5/   2.72%/5/    2.45%/5/
Fee Waiver and/or Expense Reimbursements6      --      --       --      0.06%/6/    --       --         --         --
Net Expenses                                   --      --       --      1.26%       --       --         --         --


* In addition to the expenses shown above, if you buy and hold shares of the Worldwide Fund or Strategic Income Fund you will indirectly bear your pro rata share of the fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. Expenses shown do not include expenses of the underlying funds in which the Fund invests.


/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

/2/ The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ During the last fiscal year, the Funds' Advisor and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the International Equity Fund to: 2.43% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/5/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the International GDP Fund to 2.01% for Class B Shares, 2.01% for Class
C Shares and for the Worldwide Fund to 2.44% for Class C Shares, and for the Strategic Income Fund to 2.35% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/6/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the International GDP Fund to: 1.26% for Class A shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder
Fees


                                                                           Bond Funds--Fee Table
                                                                           ---------------------
                                       Fifth Third                 Fifth Third                     Fifth Third
                                    Michigan Municipal            Ohio Municipal                  Municipal Bond
                                       Bond Fund                     Bond Fund                         Fund
                                   A        B         C         A         B         C         A         B          C
Maximum Sales Charge
  (Load) Imposed on
  Purchases                       5.00%     None      None      5.00%     None      None      5.00%     None       None
Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends            None      None      None      None      None      None      None      None       None
Maximum Deferred
  Sales Load                      None      5.00%/1/  1.00%/2/  None      5.00%/1/  1.00%/2/  None      5.00%/1/   1.00%/2/

Annual Fund Operating
Expenses (as a
percentage of average
net assets)

Management fees                   0.45%     0.45%     0.45%     0.55%     0.55%     0.55%     0.55%     0.55%      0.55%
Distribution/Service
  (12b-1) fees                    0.25%     1.00%     0.75%     0.25%     1.00%     0.75%     0.25%     1.00%      0.75%
Other expenses                    0.26%/3/  0.26%/3/  0.51%/3/  0.27%     0.29%     0.59%     0.27%/3/  0.27%/3/   0.52%/3/
Total Annual Fund
  Operating Expenses              0.96%/5/  1.71%/4/  1.71%/4/  1.07%/5/  1.84%/5/  1.89%/5/  1.07%     1.82%/4/   1.82%/4/
Fee Waiver and/or
  Expense
  Reimbursements/6/               0.12%       --      --          --        --        --      0.03%       --         --
Net Expenses                      0.84%       --      --          --        --        --      1.04%       --         --

                                                       Fifth Third
                                                          Bond
                                                          Fund*
                                                   A        B        C
Maximum Sales Charge
  (Load) Imposed on
  Purchases                                        4.50%    None     None
Maximum Sales Charge
  (Load) Imposed on
  Reinvested Dividends                             None     None     None
Maximum Deferred
  Sales Load                                       None     5.00%/1/ 1.00%/2/

Annual Fund Operating
Expenses (as a
percentage of average
net assets)

Management fees                                    0.60%    0.60%    0.60%
Distribution/Service
  (12b-1) fees                                     0.25%    1.00%    0.75%
Other expenses                                     0.28%/3/ 0.21%    0.53%
Total Annual Fund
  Operating Expenses                               1.13%    1.81%/4/ 1.87%/4/
Fee Waiver and/or
  Expense
  Reimbursements/6/                                0.08%      --       --
Net Expenses                                       1.05%      --       --


/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.


/2/ The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.

/3/ Other expenses are based on estimated amounts for the current fiscal year.

/4/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Bond Fund to: 1.69% for Class B Shares, 1.69% for Class C Shares, and for the Municipal Bond Fund to: 1.79% for
Class B Shares and 1.79% for Class C Shares, and for the Bond Fund to:
1.80% for Class B Shares and 1.80% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/5/ During the last fiscal year, the Funds' Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Ohio Municipal Bond Fund to: 1.01% for Class A Shares; 1.78% for Class B Shares, and 1.72% for Class
C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/6/ The Funds' Advisor, Distributor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Michigan Municipal Bond Fund to 0.84% for Class A Shares, and for the Municipal Bond Fund to

1.04% for Class A Shares; and for the Bond Fund to 1.05% for Class A
Shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.
                                       99

Shareholder Fees and Fund Expenses

Fee Tables

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

Shareholder Fees


                                                                         Bond Funds--Fee Table
                                                                         ---------------------
                                                    Fifth Third               Fifth Third          Fifth       Fifth Third
                                                   Intermediate              Intermediate          Third    U.S. Government
                                                  Municipal Bond                 Bond              Short          Bond
                                                       Fund*                    Fund**              Term          Fund
                                                                                                    Bond
                                                                                                    Fund
                                               A         B         C       A        B        C       A       A         C
 Maximum Sales Charge (Load) Imposed
   on Purchases                               5.00%     None     None      5.00%    None     None     5.00%    5.00%    None
 Maximum Sales Charge (Load) Imposed
   on Reinvested Dividends                    None      None     None      None     None     None     None     None     None
 Maximum Deferred Sales Load                  None      5.00%/1/ 1.00%/2/  None     5.00%/1/ 1.00%/2/ None     None     1.00%/2/

 Annual Fund Operating Expenses
 (as a percentage of average net assets)

 Management fees                              0.55%     0.55%    0.55%     0.55%    0.55%    0.55%    0.50%    0.55%    0.55%
 Distribution/Service (12b-1) fees            0.25%     1.00%    0.75%     0.25%    1.00%    0.75%    0.25%    0.25%    0.75%
 Other expenses                               0.29%/3/  0.29%/3/ 0.63%     0.24%/3/ 0.26%/3/ 0.58%    0.27%/3/ 0.44%    0.75%
 Total Annual Fund Operating Expenses         1.09%     1.84%/4/ 1.93%/4/  1.04%    1.81%/4/ 1.88%/4/ 1.02%    1.24%/5/ 2.05%/5/
 Fee Waiver and/or
   Expense Reimbursements/6/                  0.98%       --       --      1.01%      --       --     0.89%      --       --

/1/ 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.


/2/ The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.

/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Intermediate Municipal Bond Fund to: 1.73% for Class B Shares, 1.70 for Class C Shares, and for the Intermediate Bond Fund to:
    1.76% for Class B Shares and 1.76% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/5/ During the last fiscal year, the Funds' Advisor, Distributor, and Administrator voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the U.S. Government Bond Fund to:
    0.99% for Class A Shares, and 1.71% for Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/6/ The Funds' Advisor, Distributor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Municipal Bond Fund to: 0.98% for Class A Shares; for the Intermediate Bond Fund to: 1.01% for Class A Shares;
    and for the Short Term Bond Fund to: 0.89% for Class A Shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Fee Tables


These tables describe the fees and expenses that you may pay if you buy and hold Class A Shares or Class B Shares of the Money Market Funds.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2001 or estimated amounts for the current fiscal year.

   Shareholder Fees

                                                                    Money Market Funds--Fee Table
                                                                    -----------------------------
                                                                                             Fifth Third
                                                                                Fifth Third   Michigan     Fifth Third
                                                                                Government    Municipal     Municipal
                                                   Fifth Third Prime Money     Money Market  Money Market   Money Market
                                                         Market Fund               Fund          Fund          Fund
                                                 A          B          C            A             A             A
    Maximum Sales Charge (Load) Imposed on      None       None       None         None          None         None
     Purchases
    Maximum Sales Charge (Load) Imposed on      None       None       None         None          None         None
     Reinvested Dividends
    Maximum Deferred Sales Load                 None      5.00%/1/   1.00%/2/      None          None         None

    Annual Fund Operating Expenses
    (as a percentage of average net assets)

    Management fees                             0.40%     0.40%      0.40%        0.40%         0.40%         0.50%
    Distribution/Service (12b-1) fees           0.25%     1.00%      0.75%        0.25%         0.25%         0.25%
    Other expenses                              0.21%/3/  0.23%      0.48%        0.20%         0.25%/3/      0.24%
    Total Annual Fund Operating Expenses        0.86%     1.63%/4/   1.63%/4/     0.85%/5/      0.90%         0.99%/5/
    Fee Waiver and/or Expense                   0.07%       --         --           --          0.11%           --
    Reimbursements/6/
    Net Expenses                                0.79%       --         --           --          0.79%           --

     /1/ 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

/2/ The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


/3/ Other expenses are based on estimated amounts for the current fiscal year.


/4/ The Funds' Advisor, Distributor, and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to 1.56% for Class B Shares and Class C Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/5/ During the last fiscal year, the Funds Advisor, Distributor and Administrator have voluntarily agreed to waive fees or reimburse expenses to limit total annual fund operating expenses for the Government Money Market Fund to 0.75% for Class A Shares and for the Municipal Money Market
    Fund to 0.36% for Class A Shares. These waivers and/or expense reimbursements may be discontinued at any time.

/6/ The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Prime Money Market Fund to: 0.79% for Class A shares and for the Michigan Municipal Money Market Fund to: 0.79% for Class A shares. These waivers and/or expense reimbursements will remain in effect until 4/2/03.

Shareholder Fees and Fund Expenses

Expense Examples

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

Stock Funds


Fifth Third Small Cap                             1       3        5      10
Growth Fund                                      Year    Years   Years  Years

Class A Shares                                    $613    $857  $1,120  $1,869
Class B Shares
Assuming Redemption                               $697    $909  $1,245  $2,068
Assuming no Redemption                            $197    $609  $1,045  $2,068
Class C Shares
Assuming Redemption                               $297    $609  $1,045  $2,263
Assuming no Redemption                            $197    $609  $1,045  $2,263

Fifth Third Micro Cap                             1        3       5      10
Value Fund                                       Year    Years   Years   Years

Class A Shares                                    $659  $1,018  $1,401  $2,470
Class B Shares
Assuming Redemption                               $743  $1,073  $1,530  $2,663
Assuming no Redemption                            $243    $773  $1,330  $2,663
Class C Shares
Assuming Redemption                               $343    $773  $1,330  $2,847
Assuming no Redemption                            $243    $773  $1,330  $2,847

Fifth Third Mid Cap Growth Fund                   1        3       5      10
                                                 Year    Years   Years   Years
Class A Shares                                    $624    $894  $1,184  $2,007
Class B Shares
Assuming Redemption                               $712    $955  $1,324  $2,224
Assuming no Redemption                            $212    $655  $1,124  $2,224
Class C Shares
Assuming Redemption                               $318    $673  $1,154  $2,483
Assuming no Redemption                            $218    $673  $1,154  $2,483

Shareholder Fees and Fund Expenses

Fifth Third Technology Fund                         1       3       5       10
                                                  Year    Years   Years    Years
Class A Shares                                    $670   $1,026  $1,406   $2,469
Class B Shares
Assuming Redemption                               $757   $1,091  $1,550   $2,685
Assuming no Redemption                            $257     $791  $1,350   $2,685
Class C Shares
Assuming Redemption                               $363   $  808  $1,380   $2,934
Assuming no Redemption                            $263   $  808  $1,380   $2,934

Fifth Third Large Cap Opportunity Fund              1       3       5       10
                                                  Year    Years   Years    Years
Class A Shares                                    $632   $  933  $1,257   $2,170
Class B Shares
Assuming Redemption                               $760   $1,099  $1,565   $2,638
Assuming no Redemption                            $260   $  799  $1,365   $2,638
Class C Shares
Assuming Redemption                               $335   $  724  $1,240   $2,656
Assuming no Redemption                            $235   $  724  $1,240   $2,656


Fifth Third Quality Growth Fund                     1       3       5       10
                                                  Year    Years   Years    Years
Class A Shares                                    $624   $  886  $1,167   $1,968
Class B Shares
Assuming Redemption                               $700   $  943  $1,303   $2,182
Assuming no Redemption                            $200   $  643  $1,103   $2,182
Class C Shares
Assuming Redemption                               $300   $  661  $1,134   $2,441
Assuming no Redemption                            $200   $  661  $1,134   $2,441

Shareholder Fees and Fund Expenses


Fifth Third Equity                              1       3          5        10
Index Fund                                     Year    Years     Years    Years
Class A Shares                                 $563   $  728      $908   $1,429
Class B Shares
Assuming Redemption                            $658   $  790    $1,031   $1,630
Assuming no Redemption                         $158   $  490    $  831   $1,630
Class C Shares
Assuming Redemption                            $258   $  490    $  831   $1,833
Assuming no Redemption                         $158   $  490    $  831   $1,833

Fifth Third Large Cap                            1       3          5       10
Core Fund                                      Year    Years     Years    Years
Class A Shares                                 $613   $  857    $1,120   $1,869
Class B Shares
Assuming Redemption                            $697   $  909    $1,245   $2,068
Assuming no Redemption                         $197   $  609    $1,045   $2,068
Class C Shares
Assuming Redemption                            $297   $  609    $1,045   $2,263
Assuming no Redemption                         $197   $  609    $1,045   $2,263

Fifth Third Multi Cap                            1        3         5       10
Value Fund                                     Year    Years     Years    Years
Class A Shares                                 $653   $  980    $1,330   $2,313
Class B Shares
Assuming Redemption                            $736   $1,034    $1,458   $2,507
Assuming no Redemption                         $236   $  734    $1,258   $2,507
Class C Shares
Assuming Redemption                            $336   $  734    $1,258   $2,694
Assuming no Redemption                         $236   $  734    $1,258   $2,694

Fifth Third Disciplined                          1        3         5       10
Large Value Fund                               Year    Years     Years    Years
Class A Shares                                 $627   $  907    $1,207   $2,059
Class B Shares
Assuming Redemption                            $716   $  967    $1,344   $2,269
Assuming no Redemption                         $216   $  667    $1,144   $2,269
Class C Shares
Assuming Redemption                            $322   $  685    $1,175   $2,524
Assuming no Redemption                         $222   $  685    $1,175   $2,524

Shareholder Fees and Fund Expenses


                                                1      3        5       10
Fifth Third Balanced Fund                     Year   Years    Years    Years
Class A Shares                                $622  $  872   $1,182   $2,006
Class B Shares
Assuming Redemption                           $712  $  955   $1,324   $2,224
Assuming no Redemption                        $212  $  655   $1,124   $2,224
Class C Shares
Assuming Redemption                           $318  $  673   $1,154   $2,483
Assuming no Redemption                        $218  $  673   $1,154   $2,483


Fifth Third International                       1      3        5       10
Equity Fund                                   Year   Years    Years    Years
Class A Shares                                $667  $1,018   $1,392   $2,439
Class B Shares
Assuming Redemption                           $746  $1,058   $1,496   $2,593
Assuming no Redemption                        $246  $  758   $1,296   $2,593
Class C Shares
Assuming Redemption                           $360  $  799   $1,365   $2,905
Assuming no Redemption                        $260  $  799   $1,365   $2,905


Fifth Third International                       1      3        5       10
GDP Fund                                      Year   Years    Years    Years
Class A Shares                                $622  $  892   $1,182   $2,006
Class B Shares
Assuming Redemption                           $710  $  949   $1,308   $2,203
Assuming no Redemption                        $210  $  649   $1,108   $2,203
Class C Shares
Assuming Redemption                           $310  $  649   $1,108   $2,395
Assuming no Redemption                        $210  $  649   $1,108   $2,395


                                                1      3        5       10
Fifth Third Worldwide Fund                    Year   Years    Years    Years

Class C Shares
Assuming Redemption                           $347  $  818   $1,415   $3,031
Assuming no Redemption                        $247  $  818   $1,415   $3,031


Fifth Third Strategic                           1      3        5       10
Income Fund                                   Year   Years    Years    Years
Class C Shares
Assuming Redemption                           $338  $  754   $1,297   $2,779
Assuming no Redemption                        $238  $  754   $1,297   $2,779

Shareholder Fees and Fund Expenses

Bond Funds


Fifth Third Michigan                           1       3        5       10
Municipal Bond Fund                           Year   Years    Years    Years

Class A Shares                                $581    $779   $  993   $1,609
Class B Shares
Assuming Redemption                           $674    $839   $1,126   $1,819
Assuming no Redemption                        $174    $539   $  926   $1,819
Class C Shares
Assuming Redemption                           $274    $539   $  926   $2,018
Assuming no Redemption                        $174    $539   $  926   $2,018

Fifth Third Ohio Municipal                     1       3        5       10
Bond Fund                                     Year   Years    Years    Years

Class A Shares                                $598    $818   $1,055   $1,735
Class B Shares
Assuming Redemption                           $687    $879   $1,195   $1,957
Assuming no Redemption                        $187    $579   $  995   $1,957
Class C Shares
Assuming Redemption                           $292    $594   $1,021   $2,212
Assuming no Redemption                        $192    $594   $1,021   $2,212

Fifth Third Municipal                          1       3        5       10
Bond Fund                                     Year   Years    Years    Years

Class A Shares                               $601     $820   $1,058   $1,738
Class B Shares
Assuming Redemption                           $685    $873   $1,182   $1,938
Assuming no Redemption                        $185    $573   $  982   $1,938
Class C Shares
Assuming Redemption                           $285    $573   $  982   $2,135
Assuming no Redemption                        $185    $573   $  982   $2,135

                                               1       3        5       10
Fifth Third Bond Fund                         Year   Years    Years    Years
Class A Shares                                $602    $834   $1,884   $1,799
Class B Shares
Assuming Redemption                           $684    $869   $1,180   $1,948
Assuming no Redemption                        $184    $569   $  980   $1,948
Class C Shares
Assuming Redemption                           $290    $588   $1,011   $2,190
Assuming no Redemption                        $190    $588   $1,011   $2,190

Shareholder Fees and Fund Expenses


Fifth Third Intermediate                      1       3        5       10
Municipal Bond Fund                          Year   Years    Years    Years

Class A Shares                               $595    $819   $1,061   $1,753
Class B Shares
Assuming Redemption                          $687    $879   $1,195   $1,962
Assuming no Redemption                       $187    $579   $  995   $1,962
Class C Shares
Assuming Redemption                          $296    $606   $1,042   $2,254
Assuming no Redemption                       $196    $606   $1,042   $2,254


Fifth Third Intermediate                      1       3        5       10
Bond Fund                                    Year   Years    Years    Years

Class A Shares                               $598    $812   $1,043   $1,705
Class B Shares
Assuming Redemption                          $684    $869   $1,180   $1,930
Assuming no Redemption                       $184    $569   $  980   $1,930
Class C Shares
Assuming Redemption                          $291    $591   $1,016   $2,201
Assuming no Redemption                       $191    $591   $1,016   $2,201


Fifth Third Short Term                        1       3        5       10
Bond Fund                                    Year   Years    Years    Years

Class A Shares                               $586    $796   $1,023   $1,674


Fifth Third U.S. Government                   1       3        5       10
Bond Fund                                    Year   Years    Years    Years

Class A Shares                               $596    $880   $1,124   $1,904
Class C Shares
Assuming Redemption                          $308    $643   $1,103   $2,379
Assuming no Redemption                       $208    $643   $1,103   $2,379

Shareholder Fees and Fund Expenses

Money Market Funds

Fifth Third Prime Money                           1      3       5       10
Market Fund                                     Year   Years   Years    Years

Class A Shares                                  $ 81    $267  $  470   $1,054
Class B Shares
Assuming Redemption                             $666    $814  $1,087   $1,732
Assuming no Redemption                          $166    $514  $  887   $1,732
Class C Shares
Assuming Redemption                             $266    $514  $  887   $1,933
Assuming no Redemption                          $166    $514  $  887   $1,933


                                                  1      3       5       10
Fifth Third Government Money Market Fund        Year   Years   Years    Years

Class A Shares                                  $ 87    $271  $  471   $1,049


Fifth Third Michigan Municipal                    1      3       5       10
Money Market Fund                               Year   Years   Years    Years

Class A Shares                                  $ 81    $276  $  488   $1,098


Fifth Third Municipal Money                       1      3       5       10
Market Fund                                     Year   Years   Years    Years
Class A Shares                                  $101    $315  $  547   $1,213

Additional Information About the Funds' Investments

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

   FUND NAME                                                       FUND CODE
  ----------                                                       ---------
Small Cap Growth Fund                                                  1
Micro Cap Value Fund                                                   2
Mid Cap Growth Fund                                                    3
Technology Fund                                                        4
Large Cap Opportunity Fund                                             5
Quality Growth Fund                                                    6
Equity Index Fund                                                      7
Large Cap Core Fund                                                    8
Multi Cap Value Fund                                                   9
Disciplined Large Cap Value Fund                                      10
Balanced Fund                                                         11
International Equity Fund                                             12
International GDP Fund                                                13
Worldwide Fund                                                        14
Strategic Income Fund                                                 15
Michigan Municipal Bond Fund                                          16
Ohio Municipal Bond Fund                                              17
Municipal Bond Fund                                                   18
Bond Fund                                                             19
Intermediate Municipal Bond Fund                                      20
Intermediate Bond Fund                                                21
Short Term Bond Fund                                                  22
U.S. Government Bond Fund                                             23
Prime Money Market Fund                                               24
Government Money Market Fund                                          25
Michigan Municipal Money Market Fund                                  26
Municipal Money Market Fund                                           27

Additional Information About the Funds' Investments

         INSTRUMENT                                                      FUND CODE              RISK TYPE
         ----------                                                      ---------              ---------
American Depositary Receipts (ADRs): ADRs are                          1, 3-8, 11-13              Market
  foreign shares of a company held by a U.S. bank                                               Political
  that issues a receipt evidencing ownership.                                               Foreign Investment

Asset-Backed Securities: Securities secured by                           3, 6, 11,             Pre-payment
  company receivables, home equity loans, truck and                    16-22, 24-27               Market
  auto loans, leases, credit card receivables and other                                           Credit
  securities backed by other types of receivables or                                            Interest Rate
  other assets.                                                                                   Regulatory
                                                                                                Liquidity
                                                                                                    1)

Bankers' Acceptances: Bills of exchange or time                         1-4, 6-11,                 Credit
  drafts drawn on and accepted by a commercial                        13-22, 24-27               Liquidity
  bank. Maturities are generally six months or less.                                               Market
                                                                                                Interest Rate

Bear Funds: A Fund intended to increase/decrease in                         14                Inverse Market
  value inversely to the stock or equity index to                                                Leverage
  which it relates.                                                                             Liquidity

Bonds: Interest-bearing or discounted securities that                      1-27                  Market
  obligate the issuer to pay the bondholder a                                                    Credit
  specified sum of money, usually at specific                                                 Interest Rate
  intervals, and to repay the principal amount of the                                           Political
  loan at maturity.

Call and Put Options: A call option gives the buyer                        1-23                 Management
  the right to buy, and obligates the seller of the                                             Liquidity
  option to sell, a security at a specified price. A put                                         Credit
  option gives the buyer the right to sell, and                                                  Market
  obligates the seller of the option to buy a security at                                       Leverage
  a specified price.

Certificates of Deposit: Negotiable instruments with                 1-4, 6-11, 13-27              Market
  a stated maturity.                                                                               Credit
                                                                                                  Liquidity
                                                                                                 Interest Rate

Closed-End Funds: Funds traded on an exchange,                            12-15                    Market
  which are not redeemable on a continuous basis.                                                 Liquidity

Additional Information About the Funds' Investments

         INSTRUMENT                                                      FUND CODE               RISK TYPE
         ----------                                                      ---------               ---------
Collateralized Mortgage Obligations: Mortgage-                           11, 16-23                Pre-Payment
  backed bonds that separate mortgage pools into                                                   Interest
  different maturity classes.

Commercial Paper: Secured and unsecured short-                       1-9, 11-22, 24-27              Credit
  term promissory notes issued by corporations and                                                Liquidity
  other entities. Maturities generally vary from a few                                             Market
  days to nine months.                                                                          Interest Rate

Common Stock: Shares of ownership of a company.                           1-13, 15                  Market

Convertible Securities: Bonds or preferred stock                        3-12, 14,15                 Market
  that convert to common stock.                                          19, 21-23                  Credit

Derivatives: Instruments whose value is derived                             1-27                  Management
  from an underlying contract, index or security, or                                                Market
  any combination thereof, including futures, options                                               Credit
  (e.g., put and calls), options on futures, swap                                                  Liquidity
  agreements, and somemortgage-backed securities.                                                  Leverage
                                                                                                 Interest Rate

Foreign Currency Transactions: Foreign currency                            12-14             Foreign Investment
  transactions include forward foreign currency                                                     Market
  exchange contracts, foreign currency options, and                                               Political
  foreign currency futures transactions.

Foreign Securities: Stocks issued by foreign                           3, 4, 6-8, 10-14,             Market
  companies, as well as commercial paper of foreign                     19-22, 24                  Political
  issuers and obligations of foreign banks, overseas                                               Liquidity
  branches of U.S. banks and supranational entities.                                         Foreign Investment

Forward Commitments: A purchase of, or contract                    1, 7, 8, 12, 13, 16-27           Leverage
   to purchase, securities at a fixed price for delivery                                           Liquidity
   at a future date.

Futures and Related Options: A contract providing                   1, 3-8, 10-14, 16-23,          Management
  for the future sale and purchase of a specified                             25                     Market
  amount of a specified security, class of securities,                                               Credit
  or an index at a specified time in the future and at                                             Liquidity
  a specified price.                                                                               Leverage

Additional Information About the Funds' Investments

         INSTRUMENT                                                      FUND CODE                RISK TYPE
         ----------                                                      ---------                ---------
Guaranteed Investment Contracts: Contract                                 16, 18, 22                  Credit
  between a fund and an insurance company that
  guarantees a specific rate of return on the invested
  capital over the life of the contract.

High-Yield/High-Risk/Debt Securities: High-                              2, 9, 14, 15                 Credit
  yield/high-risk/debt securities are securities that                                                 Market
  are rated below investment grade by the primary                                                   Liquidity
  rating agencies (e.g., BB or lower by Standard &                                                 Interest Rate
  Poor's and Ba or lower by   Moody's). These
  securities are considered speculative and involve
  greater risk of loss than investment grade debt
  securities. Other terms commonly used to describe
  such securities include "lower rated bonds," "non-
  investment grade bonds" and "junk bonds."

Illiquid Securities: Securities which may be                                 1-27                    Liquidity
  difficult to sell at an acceptable price.                                                           Market

Investment Company Securities: Shares of                                     1-27                     Market
  investment companies. These investment
  companies may include money market funds of
  Fifth Third Funds and shares of other registered
  investment companies for which the Advisor to a
  Fund or any of their affiliates serves as investment
  Advisor, administrator or distributor.

Investment Grade Bonds: Interest-bearing or                                  1-27                     Market
  discounted government or corporate securities                                                       Credit
  that obligate the issuer to pay the bondholder a
  specified sum of money, usually at specific
  intervals, and to repay the principal amount of
  the loan at maturity. Investment grade bonds are
  those rated BBB or better by S&P or Baa or
  better by Moody's or similarly rated by other
  nationally recognized statistical rating
  organizations, or, if not rated, determined to be of
  comparable quality by the Advisor.

Leveraged Funds: Funds that utilize leverage in                                14                     Market
   an attempt to maximize gains.                                                                     Leverage

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Additional Information About the Funds' Investments

         INSTRUMENT                                                      FUND CODE              RISK TYPE
         ----------                                                      ---------              ---------
Loan Participations: A loan participation note                             16-27                  Credit
  represents participation in a corporate loan of a                                              Liquidity
  commercial bank with a remaining maturity of                                                 Interest Rate
  one year or less.

Money Market Instruments: Investment-grade,                                 1-27                   Market
  U.S. dollar denominated debt securities that have                                                Credit
  remaining maturities of one year or less. These
  securities may include U.S. government
  obligations, commercial paper and other short-
  term corporate obligations, repurchase
  agreements collateralized with U.S. government
  securities, certificates of deposit, bankers'
  acceptances, and other financial institution
  obligations. These securities may carry fixed or
  variable interest rates.

Mortgage-Backed Securities: Debt obligations                     3, 6, 11, 16-23, 26, 27        Pre-payment
  secured by real estate loans and pools of loans.                                                Market
  These include collateralized mortgage                                                           Credit
  obligations and real estate mortgage investment                                               Regulatory
  conduits.

Mortgage Dollar Rolls: Transactions in which a                         16-23, 26, 27               Market
  Fund sells securities and simultaneously                                                       Regulatory
  contracts with the same counterparty to                                                       Pre-Payment
  repurchase similar but not identical securities on
  a specified future date.

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Additional Information About the Funds' Investments

         INSTRUMENT                                                        FUND CODE             RISK TYPE
         ----------                                                        ---------             ---------
Municipal Securities: Securities issued by a state or                     16-22, 24-27             Market
   political subdivision to obtain funds for various                                               Credit
   public purposes. Municipal securities include (a)                                              Political
   governmental lease certificates of participation issued                                          Tax
   by state or municipal authorities where payment is                                            Regulatory
   secured by installment payments for equipment,
   buildings, or other facilities being leased by the state
   or municipality; (b) government lease certificates
   purchased by the Fund will not contain
   nonappropriation clauses; (c) municipal notes and
   tax-exempt commercial paper; (d) serial bonds; (e)
   tax anticipation notes sold to finance working
   capital needs of municipalities in anticipation of
   receiving taxes at a later date; (f) bond anticipation
   notes sold in anticipation of the issuance of long-term
   bonds in the future; (g) pre-refunded municipal bonds
   whose timely payment of interest and principal is
   ensured by an escrow of U.S. government
   obligations; and (h) general obligation bonds.

Participation Interests: Interests in bank loans made                         16-27               Interest Rate
   to corporations.                                                                                 Credit
                                                                                                   Liquidity

Preferred Stocks: Preferred stocks are equity                              4, 11-13, 15            Market
  securities that generally pay dividends at a specified
  rate and have preference over common stock in the
  payment of dividends and liquidation. Preferred stock
  generally does not carry voting rights.

Repurchase Agreements: The purchase of a security                              1-27                Market
  and the simultaneous commitment to return the                                                   Leverage
  security to the seller at an agreed upon price on an
  agreed upon date. This is treated as a loan.

Restricted Securities: Securities not registered under                         1-27               Liquidity
  the Securities Act of 1933, such as privately placed                                             Market
  commercial paper and Rule 144A securities.

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
         INSTRUMENT                                                         FUND CODE              RISK TYPE
         ----------                                                         ---------              ---------
Reverse Repurchase Agreements: The sale of a                                   1-27                   Market
  security and the simultaneous commitment to buy the                                                Leverage
  security back at an agreed upon price on an agreed
  upon date. This is treated as a borrowing by a Fund.

Securities Lending: The lending of up to 33 1/3% of the                        1-27                   Market
  Fund's total assets. In return the Fund will receive                                               Leverage
  cash, other securities, and/or letters of credit.                                                  Liquidity
                                                                                                      Credit

Short-Term Trading: The sale of a security soon after                       2-6, 8-12,                Market
  its purchase. A portfolio engaging in such trading will
  14-23 have higher turnover and transaction expenses.

Small and Micro Cap Equities: Equity securities of                         1, 2, 9, 12                Market
  companies with market capitalization within or lower                                              Liquidity
  than those included in the S&P Small Cap 600
  Index.

Standard & Poor's Depository Receipts ("SPDRs"):                               1-15                   Market
  Ownership in a long-term unit investment trust that
  holds a portfolio of common stocks designed to track
  the price performance and dividend yield of an index,
  such as the S&P 500 Index. Index-based securities
  entitle a holder to receive proportionate quarterly
  cash distributions corresponding to the dividends that
  accrue to the index stocks in the underlying portfolio,
  less trust expenses.

Stand-by Commitments: Contract where a dealer                            16-18, 20, 26, 27            Market
  agrees to purchase at a Fund's option a specified
  municipal obligation at its amortized cost value to the
  Fund plus accrued interest.

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Additional Information About the Funds' Investments

         INSTRUMENT                                                      FUND CODE               RISK TYPE
         ----------                                                      ---------               ---------
Stock-Index Options: A security that combines features                   3-6, 9-13                 Management
  of options with securities trading using composite                                                 Market
  stock indices.                                                                                     Credit
                                                                                                    Liquidity
                                                                                                    Leverage

Stripped Obligations: U.S. Treasury Obligations and                        16-27                 Interest Rate
  their unmatured interest coupons that have been
  separated ("stripped") by their holder, typically a
  custodian bank or other institution.

Time Deposits: Non-negotiable receipts issued by a                     1-4, 6-11, 13-22,           Liquidity
  bank in exchange for the deposit of funds.                               24-27                     Credit
                                                                                                     Market

U.S. Government Agency Securities: Securities issued                        1-27                 Interest Rate
  by agencies and instrumentalities of the U.S.                                                      Credit
  government. These include Ginnie Mae, Fannie Mae,
  and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds,                             1-27                 Interest Rate
  separately traded registered interest and principal
  securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations                       11, 16-27                  Credit
  with interest rates which are reset daily, weekly,                                               Liquidity
  quarterly or some other period and which may be                                                    Market
  payable to the Fund on demand.

Warrants: Securities, typically issued with preferred                1, 3, 4, 6-8, 10-14             Market
  stock or bonds, that give the holder the right to buy a                                            Credit
  proportionate amount of common stock at a specified
  price.

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Additional Information About the Funds' Investments

         INSTRUMENT                                                      FUND CODE              RISK TYPE
         ----------                                                      ---------              ---------
When-Issued and Delayed Delivery Transactions:                     1, 3-8, 10-13, 16-27           Market
  Purchase or contract to purchase securities at a
  fixed Leverage price for delivery at a future date.
  Under normal Liquidity market conditions, when-issued
  purchases and Credit forward commitments will not
  exceed 20% of the value of a Fund's total assets.

Yankee Bonds and Similar Debt Obligations: U.S.                      1, 4, 7, 8, 12, 13,          Market
  dollar denominated bonds issued by foreign                           16-22, 24-27               Credit
  corporations or governments. Sovereign bonds are                                             Interest Rate
  those issued by the government of a foreign country.                                           Political
  Supranational bonds are those issued by                                                    Foreign Investment
  supranational entities, such as the World Bank and
  European Investment Bank. Canadian bonds are
  those issued by Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other                           4, 12, 16-27              Credit
  debt obligations that pay no interest, but are issued at                                        Market
  a discount from their value at maturity. When held                                           Interest Rate
  to maturity, their entire return equals the difference
  between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Foreign Investment Risk. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated Additional Information About the Funds' Investments

debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

Inverse Market Risk. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better--or worse--than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

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Additional Information About the Funds' Investments

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-Payment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Regulatory Risk. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

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Additional Information About the Funds' Investments

Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

Fund Management

Investment Advisors and Subadvisor

Fifth Third Asset Management Inc., (the "Advisor"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to all Funds other than Fifth Third Large Cap Opportunity Fund. Heartland Capital Management, Inc., 251 North Illinois Street, Suite 300, Indianapolis, Indiana 46204, serves as investment advisor to Fifth Third Large Cap Opportunity Fund. Each of the advisors is a wholly-owned subsidiary of Fifth Third Bank. [CONFIRM] Fifth Third Bank is in turn a wholly-owned subsidiary of Fifth Third Bancorp. Fifth Third Asset Management Inc. (and its predecessors), with a team of approximately 23 investment strategists and portfolio managers, 11 equity and fixed income research analysts, and 5 equity and fixed income traders, has been providing investment management services to individuals, institutions and large corporations since 1975. Morgan Stanley Investment Management Inc. ("MSIM"), 1221 Avenue of the Americas, New York, New York 10020, serves as investment subadvisor to Fifth Third International Equity Fund.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of professional investment analysts, portfolio managers and traders, and uses several proprietary computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of June 30, 2002, Fifth Third Asset Management Inc. had approximately $______ billion of assets under management, including $______ billion of assets in the Fifth Third Funds. As of June 30, 2002, Heartland had approximately $_______ billion of assets under management, including approximately $_______ million of assets held by mutual funds. As of June 30, 2002, MSIM, together with its affiliated institutional asset management companies, had approximately $_______ billion of assets under management, including approximately $_______ billion of assets held by mutual funds (including sub-advisory relationships).

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

Fund Management

The management and subadvisory fees, after voluntary fee waivers, paid by the Funds for the fiscal year ended July 31, 2001 are as follows:

                                                   As a percentage of
                                                   Average net assets
 Small Cap Growth Fund                                    0.70%
 Micro Cap Value Fund*                                    1.00%
 Mid Cap Growth Fund                                      0.80%
 Technology Fund                                          1.00%
 Large Cap Opportunity Fund                               0.70%
 Quality Growth Fund                                      0.80%
 Equity Index Fund                                        0.25%
 Large Cap Core Fund                                      0.70%
 Multi Cap Value Fund*                                    1.00%
 Disciplined Large Cap Value Fund                         0.80%
 Balanced Fund                                            0.80%
 International Equity Fund**                              1.00%
 International GDP Fund                                   0.75%
 Worldwide Fund*                                          1.00%
 Strategic Income Fund*                                   1.00%


                                                   As a percentage of
                                                   Average net assets
 Michigan Municipal Bond Fund                             0.45%
 Ohio Municipal Bond Fund                                 0.55%
 Municipal Bond Fund                                      0.55%
 Bond Fund                                                0.60%
 Intermediate Municipal Bond Fund                         0.50%
 Intermediate Bond Fund                                   0.55%
 Short Term Bond Fund                                     0.50%
 U.S. Government Securities Fund                          0.40%
 Prime Money Market Fund                                  0.39%
 Government Money Market Fund                             0.40%
 Michigan Municipal Money Market Fund                     0.40%
 Municipal Money Market Fund                              0.05%

* The figures shown above reflect the management fees paid as of the fiscal year ended 12/31/2001.
** The Advisor paid a portion of this fee to the Fund's subadvisor.

Fund Management

Portfolio Managers

Fifth Third Asset Management Inc.

Equity Funds
------------

Denis J. Amato has been the co-portfolio manager of the Fifth Third Multi Cap Value Fund and Fifth Third Micro Cap Value Fund since August, 2001, and of the Fifth Third Disciplined Large Cap Value Fund since August, 2002. Mr. Amato is currently a Director of Value Strategies and Senior Vice President of Fifth Third Asset Management Inc. and Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000. He earned a BBA in economics and an MBA in finance from Case Western University. He has over 30 years investment experience and earned his CFA Designation in 1974. He is member and past president of The Cleveland Society of Security Analysts.

Richard A. Barone has been the portfolio manager of the Fifth Third Multi Cap Value Fund since October, 1989 and the Fifth Third Micro Cap Value Fund since February, 1998. Mr. Barone is currently a Director of Equity Strategy and Portfolio Manager for Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of Ancora Capital Securities, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December, 2000 and President of Maxus Securities Corp. until November, 2000.

David C. Eder has been the portfolio manager of the Fifth Third International GDP Fund and the co-portfolio manager of the Fifth Third Equity Index Fund since January, 1995 and of the Fifth Third International Equity Fund since January, 2002. Mr. Eder has over seven years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company. He earned his BS in business administration and BS in computer information systems from Aquinas College in 1987 and MBA from Western Michigan University in April 1998.

Jon M. Fisher has been the co-portfolio manager of the Fifth Third Technology Fund since May, 2002. He is an Assistant Vice President and the Group Head of Equity Research for the Advisor. Mr. Fisher received his BBA in Finance from the University of Iowa and earned the Chartered Financial Analyst designation in 1996. Prior to joining Fifth Third in 2000, he worked for seven years at PNC Bank as a portfolio manager and a generalist equity analyst and spent two years with Dain Bosworth, Inc., also as an equity analyst. Mr. Fisher teaches a course in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. He currently serves as the Chairperson of the Membership Committee for the Cincinnati Society of Financial Analysts.

Steven E. Folker has been the portfolio manager of the Fifth Third Quality Growth Fund, and the Fifth Third Mid Cap Growth Fund since June, 1993 and the co-portfolio manager of the Fifth Third Large Cap Opportunity Fund since April, 2002. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management and is a Vice President Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 23 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an MS in Finance, Investments & Banking from the University of Wisconsin.

Michael S. Gilmore has been the portfolio manager of the Fifth Third Small Cap Growth Fund since May, 2001. Mr. Gilmore is currently an Assistant Vice President with Fifth Third Asset Management. Mr. Gilmore has more than five years of investment experience including over two and one half years of investment experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management. Mr. Gilmore earned both his BS in Engineering and his MBA in Finance from Michigan State University.

James R. Kirk has been the portfolio manager of the Fifth Third Disciplined Large Cap Value Fund since August, 2002. He is currently a Vice President and Director of Disciplined Value Strategy for Fifth Third Asset Management. Mr. Kirk earned a BA in Economics and an MBA from Case Western Reserve University. He is a Chartered Financial Analyst. He has 30 years of investment experience in the capacities of portfolio manager, director of research and chief investment officer. He is a member of the board of trustees of the Fairview/Lutheran Hospital Foundation and the Kidney Foundation of Ohio and is a director of the Cleveland Athletic Club. He is a member and past president of the Cleveland Society of Security Analysts.

Allan J. Meyers has been the portfolio manager of the Fifth Third Large Cap Core Fund since November, 1997 and co-portfolio manager of the Fifth Third Small Cap Growth Fund since May, 2002. Currently, he is the Director of Large Company Strategies for the Advisor and is a Vice President of Fifth Third Bank. Mr. Meyers has over twenty-two years of portfolio management experience, including seventeen years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation, his BBA in finance, magna cum laude, and MBA from Western Michigan University.

Alan Miller has been the portfolio manager of the Fifth Third Worldwide Fund since January, 1995. Alan Miller is currently Vice President and a Director of Equity Strategy for Fifth Third Asset Management Inc. Mr. Miller was Vice President of Gelfand/Maxus Asset Management and Vice President of Maxus Asset Management Inc. from 1994 to 2000. Alan has over twenty-five years of investment experience and working knowledge of qualified retirement plans. Alan holds a BS degree in Corporate Finance from The Ohio State University and his MBA was obtained from New York University with a concentration in investments and economics.

Sunil M. Reddy has been the co-portfolio manager for the Fifth Third Technology Fund since June, 2000. Since 1997, he has been an Equity Analyst covering semiconductor, semiconductor equipment, enterprise hardware and software sectors at Fifth Third Bank. Prior to 1997, he was a portfolio manager at a large mid-western bank. He has earned his Chartered Financial Analyst designation in 1996 and has over 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. Sunil earned a BS in Electrical Engineering from The Ohio State University and a MBA from Case Western Reserve University.

James E. Russell has been the co-portfolio manager of the Fifth Third Mid Cap Growth Fund, and the Fifth Third Quality Growth Fund since February, 2002. Mr. Russell is the Director of Equity Research and Growth Funds Management. In this role he carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

John B. Schmitz has been the co-portfolio manager of the Fifth Third Quality Growth Fund since April, 2002. He is a Vice President and Trust Officer of Fifth Third Bank and a Director of Equity Strategy for Fifth Third Asset Management. Mr. Schmitz earned his Chartered Financial Analyst designation in 1992 and has over 17 years of investment experience. He is also a member of the Cincinnati Society of

Financial Analysts. Mr. Schmitz graduated with a BBA in Finance & Real Estate from the University of Cincinnati.

Daniel Skubiz has been the co-portfolio manager of the Fifth Third Large Cap Core Fund since April, 2000. Mr. Skubiz is an Assistant Vice President of the Advisor. Prior to that, from April 2000 to April 2001, he was a portfolio manager for Lyon Street Asset Management. From December 1997 through February 2000, he was a portfolio manager for Trade Street Investment Associates. He earned his BBA in finance and accounting from the University of Tulsa and his MBA from St. Louis University.

Brian J. Smolinski has been the portfolio manager of the Fifth Third Equity Index Fund and co-portfolio manager of the Fifth Third International GDP Fund since June, 1998. Mr. Smolinski has over four years of portfolio management experience with the Advisor and its predecessor, Lyon Street Asset Management Company and nine years experience as an Applications Business Analyst for a major bank. Mr. Smolinski received his BBA cum laude in 1983 and his MBA in 1992 from Western Michigan University.

Hybrid Funds
------------

Richard A. Barone has been the portfolio manager of the Fifth Third Strategic Income Fund since March, 1985. Mr. Barone is currently Portfolio Manager for Fifth Third Asset Management Inc. Mr. Barone is also currently Chairman of Ancora Capital Securities, Inc., an NASD Broker Dealer. Mr. Barone was formerly CEO of Maxus Investment Group from 1974 until December, 2000 and President of Maxus Securities Corp. until November, 2000.

James M. Bernard has been the co-portfolio manager of the Fifth Third Strategic Income Fund since 2001. Mr. Bernard is currently a Director of Fixed Income and Vice President and Senior Fixed Income Portfolio Manager of Fifth Third Asset Management Inc. and Fifth Third Securities, Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000. Jim's experience in the investment industry spans nearly thirty years. Jim received his BSBA degree in Business Finance from Xavier University in Cincinnati and received his MBA from Ball State University. Jim is also a Chartered Financial Analyst.

John L. Cassady III has been the co-portfolio manager for the Fifth Third Balanced Fund (fixed income portion) since April, 2000. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology.

Steven E. Folker has been the co-portfolio manager of the Fifth Third Balanced Fund (equity portion) since June, 1993. Currently, he is a Vice President and Director of Growth Equity Strategy for Fifth Third Asset Management and is a Vice President Fifth Third Bank. He has earned his Chartered Financial Analyst designation, has over 23 years of investment experience and is a member of the Cincinnati Society of Financial Analysts. He earned a BBA in Finance & Accounting and an MS in Finance, Investments & Banking from the University of Wisconsin.

James E. Russell has been the portfolio manager of the Fifth Third Balanced Fund (equity portion) since February, 2002. Mr. Russell is the Director of Equity Research and Growth Funds Management. In this role he carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Balanced Fund (fixed income portion) since April, 2000. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

Bond Funds
----------

James M. Bernard has been the portfolio manager of the Fifth Third Ohio Municipal Bond Fund since January, 2001. Mr. Bernard is currently a Director of Fixed Income and Vice President and Senior Fixed Income Portfolio Manager of Fifth Third Asset Management Inc. and Fifth Third Securities, Inc. Mr. Bernard was Vice President and Fixed Income Portfolio Manager of Gelfand/Maxus Asset Management from 1995 to 2000. Jim's experience in the investment industry spans nearly thirty years. Jim received his BSBA degree in Business Finance from Xavier University in Cincinnati and received his MBA from Ball State University. Jim is also a Chartered Financial Analyst.


John L. Cassady III has been the co-portfolio manager for the Fifth Third Intermediate Bond Fund, the Fifth Third Bond Fund, and the Fifth Third U.S. Government Bond Fund since November, 1999. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over fifteen years of investment experience, including eleven years of fixed income portfolio management. He earned his BS in industrial management from the Georgia Institute of Technology.

Michael J. Martin has been the co-portfolio manager for the Fifth Third Michigan Municipal Bond Fund and the Fifth Third Ohio Municipal Bond Fund since January, 1995 and the portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since November, 1997. Mr. Martin has over seven years of experience as a portfolio manager with the Advisor and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned a Chartered Financial Analyst designation in 1996. He earned his BS in geological engineering with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Sarah M. Quirk has been the portfolio manager for the Fifth Third Michigan Municipal Bond Fund and co-portfolio manager for the Fifth Third Municipal Bond Fund and the Fifth Third Intermediate Municipal Bond Fund since May, 1998. Ms. Quirk has over twenty years of investment experience, including fifteen years in the municipal bond industry. She earned her BS degree in finance in 1979 from Ball State University and her MBA from The University of Notre Dame in 1997.

Mitchell L. Stapley has been the portfolio manager of the Fifth Third Intermediate Bond Fund and the Fifth Third U.S. Government Bond Fund since November, 1999; and the Fifth Third Bond Fund since March, 1995; and the Fifth Third Short Term Bond Fund since November, 1996. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with the Advisor and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his BS degree in economics and political science, with honors, from Albion College in 1981.

David L. Withrow has been the co-portfolio manager of the Fifth Third Short Term Bond Fund since January, 2002. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr.

Withrow earned his CFA designation in 1993. He joined Fifth Third Bank's Investment Advisors Division in 1999 and he has more than 13 years of investment experience. As a Senior Fixed Income Portfolio Manager, Mr. Withrow is responsible for the management of actively managed fixed income portfolios and the Fifth Third Short Term Bond Fund. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.

Heartland Capital Management, Inc.

Thomas F. Maurath, Executive Vice President of Heartland, has been the portfolio manager of the Fifth Third Large Cap Opportunity Fund and its predecessor Fund since its inception in March, 1985. Mr. Maurath has earned his Chartered Financial Analyst designation, and earned a BBA in Accounting from the University of Notre Dame and an MBA from Indiana University.

Morgan Stanley Investment Management Inc.

Ann Thivierge has served as co-portfolio manager for the Fifth Third International Equity Fund since 1995. She joined MSIM in 1986 and is a Managing Director. She has been a member of MSIM's asset allocation committee for eight years. She received a BA from James Madison College, Michigan State University in International Relations and received her MBA from New York University in Finance.

Shareholder Information

Purchasing And Selling Fund Shares

Pricing Money Market Fund Shares

The Fund's Net Asset Value (NAV) is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.


The Fifth Third Municipal Money Market Fund and the Fifth Third Michigan Municipal Money Market Fund calculate their NAV at 12 noon. Fifth Third Prime Money Market Fund and Fifth Third Government Money Market Fund calculate their NAV at 2 p.m. All times are Eastern Standard Time. Each Money Market Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


Pricing Stock and Bond Fund Shares


The price of Fund shares is based on the Fund's Net Asset Value (NAV). The value of each portfolio instrument held by the Funds is determined by using market prices. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing. Each Fund's NAV is calculated at 4:00 p.m. Eastern Standard Time each day the New York Stock Exchange is open for regular trading. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

Shareholder Information

Purchasing And Adding To Your Shares

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds or its transfer agent. All orders for the Stock Funds or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Standard Time in order to receive that day's NAV. All orders for the Money Market Funds must be received by the Funds or its transfer agent on the following schedule Eastern Standard Time in order to receive that day's NAV: Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund--12 noon; and the Fifth Third Prime Money Market Fund and Fifth Third Government Money Market Fund--2 p.m.


You may purchase Class A, B, and C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares. In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.


Shareholder Contact Information

For Fifth Third Securities brokerage account holders, please contact your Fifth Third Securities representative at your local banking center or call 1-888-889-1025.

For brokerage account holders at other financial institutions (non-Fifth Third Securities), contact your investment representative or financial institution.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time for purchase requests. Consult that entity for specific information. If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

Investment Amounts
The minimum initial investment in Class A shares, Class B shares, or Class C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment is $250,000 for total purchases of Class B shares of a Fund offered by this Prospectus. The Funds reserve the right to waive the minimum initial investment.

Shareholder Information

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks. All checks should be made payable to the Fifth Third Funds.


For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

The Funds may reject a purchase order for any reason.

Systematic Investment Program
You may make monthly systematic investments in Class A, B, or C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Selling Your Shares

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or your investment representative. All orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information. If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.

If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send your request by regular mail to:
Fifth Third Funds, P.O. Box 182706, Columbus, Ohio 43218-2706, or by express mail to: Fifth Third Funds, c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Shareholder Information

Systematic Withdrawal Plan

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

Postponement of Redemption Payments

Any Fund may delay sending to you redemption proceeds for up to 7 days, or during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

Redemptions Within 15 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

Closing of Small Accounts

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Exchanging Your Shares

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

If exchanging shares through Fifth Third Securities, Inc. or your financial institution, ask it for exchange procedures or call 1-800-282-5706.

Shareholder Information

Notes on exchanges

To prevent disruption in the management of the Funds, market timing strategies and frequent exchange activity may be limited by the Funds. Although not anticipated, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.+

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

Automatic Exchange Program-Prime Money Market Fund's Class B shares only


You can use the Funds' Automatic Exchange feature to purchase Class B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Class B shares of the Fund, as opposed to Shareholders obtaining Class B shares of the Fund upon exchange of Class B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

+ Fifth Third has agreed to waive the sales load for former Kent Fund shareholders.

Shareholder Information

Distribution Arrangements/ Sales Charges for Stock, Bond and Money Market Funds

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Funds and ways to qualify for reduced sales charges.


                           Class A                    Class B                 Class C
                           -------                    -------                 -------
Charge (Load)            Front-end sales          No front-end sales       No front-end sales
                         charge (not              charge. A                charge. A
                         applicable to            contingent deferred      contingent deferred
                         money market             sales charge             sales charge
                         funds); reduced          (CDSC) will be           (CDSC) will be
                         sales charges            imposed on shares        imposed on shares
                         available.               redeemed within 6        redeemed within 12
                                                  years after purchase.    months after
                                                                           purchase.

Distribution/            Subject to annual        Subject to annual        Subject to annual
Service (12b-1) Fee      distribution and         distribution and         distribution and
                         shareholder              shareholder              shareholder
                         servicing fees of up     servicing fees of up     servicing fees of up
                         to 0.25% of the          to 1.00% of the          to 0.75% of the
                         Fund's assets.           Fund's assets.           Fund's assets. (Also
                                                                           subject to a non-
                                                                           12b-1 fee for
                                                                           shareholder
                                                                           servicing of up to
                                                                           0.25% of the
                                                                           Fund's assets.)

Fund Expenses            Lower annual             Higher annual            Higher annual
                         expenses than            expenses than            expenses than
                         Class B and              Class A shares.          Class A shares.
                         C shares.

Conversion               None                     Converts to              None
                                                  Class A shares
                                                  after 8 years.

Shareholder Information

Calculation of Sales Charges

Class A Shares

Class A shares are sold at their public offering price. This price includes the initial sales charge (except the Money Market Funds, which do not impose a sales charge.) Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.


The current sales charge rates are as follows:

Your Investment                                                  Sales Charge     Sales Charge
                                                                  as a % of         as a % of
                                                                Offering Price   Your Investment
                                                                --------------   ---------------
Less than $50,000                                                   5.00%             4.71%
$  50,000 but less than $100,000                                    4.50%             4.17%
$ 100,000 but less than $150,000                                    3.50%             3.09%
$ 150,000 but less than $250,000                                    2.50%             2.04%
$ 250,000 but less than $500,000                                    2.00%             1.01%
$ 500,000 or more                                                   0.00%             0.00%


For purchases made prior to August 1, 2002, if you purchase $500,000 or more of Class A shares and do not pay a sales charge, and you sell any of those shares before the first anniversary of purchase, you will pay a 1% contingent deferred sales charge, or CDSC, on the portion redeemed at the time of redemption. For purchases made on or after August 1, 2002, if you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time).

The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

For purchases of over $1,000,000, the Distribution pays broker dealers, out of its own assets, a fee of up to 1.00% of the offering price on purchases up to $5,000,000, 0.5% on purchases up to $25,000,000, and 0.25% on purchases exceeding $25,000,000.

  Shareholder Information

  Sales Charge Reductions

  You may qualify for reduced sales charges under the following circumstances.

.. Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares over a 13-month period to qualify for a reduced sales charge. You must include up to 5.00% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.


.. Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

.. Combination Privilege. Combine accounts of multiple Funds (excluding the Money
  Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

  Class B Shares

  Class B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Class B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


  Class B shares are subject to the following CDSC schedule:

  Year of Redemption After Purchase                % of NAV (at time of purchase or sale
                                                     if lower) deducted from proceeds
                                                     --------------------------------
  During the first year                                           5%
  During the second year                                          4%
  During the third or fourth years                                3%
  During the fifth year                                           2%
  During the sixth year                                           1%
  During the seventh or eight years                               0%

  Shareholder Information

  Sales Charge Waivers


  Class A Shares

  The following transactions qualify for waivers of sales charges that apply to Class A shares:


.. Shares purchased by investment representatives through fee-based investment products or accounts.

.. Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the advisor or its affiliates or invested in any Fifth Third Fund.

.. Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.


.. Shares purchased by directors, trustees, employees, and family members of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.


.. Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

.. Distributions from Qualified Retirement Plans. There also is no sales charge for Fund shares purchased with distributions from qualified retirement plans or other trusts administered by Fifth Third Bank.

.. Shares purchased by former Kent Fund Investment Class shareholders.

.. Shares purchased by Trust Companies, Retirement Plan Record-Keeping Firms, or similar organizations that purchase on behalf of their clients from a Fund through an omnibus account.

  Shareholder Information


  Class B Shares


  The CDSC will be waived under certain circumstances, including the following:

.. Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

.. Redemptions from accounts following the death or disability of the shareholder.

.. Investors who purchased through a participant directed defined benefit plan.

.. Returns of excess contributions to certain retirement plans.

.. Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

.. Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

.. Shares issued for sweep accounts where a sales commission was not paid at the time of purchase. In this case the maximum purchase amount is waived also.


  Class C Shares

  Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you will pay a 1% contingent deferred sales charge or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


  The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive their customary sales commission.

  Reinstatement Privilege


  If you have sold Class A shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

  Shareholder Information

  Distribution/Service (12b-1) Fees for All Funds

  12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services.

  In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

  12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

  12b-1 fees may cost you more than paying other types of sales charges.

  The 12b-1 fees vary by share class as follows:


.. Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund which the Distributor may use for shareholder servicing and distribution.

.. Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

.. Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund which the Distributor may use for distribution. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares. The higher 12b-1 fee on Class C shares, together with the CDSC, help the Distributor sell Class C shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

  Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.


  Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

Conversion to Class A Shares

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.


Dealers Incentives


BISYS, the distributor of Fund shares, in its discretion, may pay all dealers selling Class A shares, Class B shares, or Class C shares all or a portion of the sales charges it normally retains.


Dividends And Capital Gains


All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares or Class C shares, because Class A shares have lower operating expenses than Class B shares or Class C shares.


Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


Dividends, if any, are declared daily and paid monthly by the following Funds:
Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund. Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Strategic Income Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Intermediate Bond Fund. Dividends, if any, are declared and paid quarterly by the following funds: Fifth Third Quality Growth Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Technology Fund, Fifth Third Large Cap Opportunity Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Core Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund, and Fifth Third Balanced Fund. Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Growth Fund, Fifth Third International Equity Fund, Fifth Third International GDP Fund, and Fifth Third Worldwide Fund. Capital gains, if any, are distributed at least annually.

Shareholder Information

Taxation

Federal Income Tax

Taxation of Shareholder Transactions

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

Taxation of Distributions

Each Fund expects to distribute substantially all of its investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

Foreign Investments

Fifth Third International Equity Fund and Fifth Third International GDP Fund invest in foreign securities. Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle a Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of a Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund and Fifth Third International GDP Fund intend to qualify so as to allow shareholders to claim a foreign tax credit or deduction on their federal income tax returns. Shareholders, however, may be limited in their ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their federal income tax returns.

Fifth Third International Equity Fund and Fifth Third International GDP Fund may invest in the stock of certain foreign corporations that would constitute a passive foreign investment company (PFIC). Federal income taxes at ordinary net income rates may be imposed on the Fund upon disposition of PFIC investments.

Shareholder Information

Additional Tax Information for Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund ("Municipal Securities Funds")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gains will generally be taxable to shareholders as capital gains. The Municipal Securities Funds may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to shareholders as ordinary income. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Fifth Third Michigan Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.

Shareholder Information

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions ("Ohio Obligations"), which interest is exempt from federal income tax when received by a shareholder, is also exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, or municipal or school district income taxes in Ohio. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Because the Fifth Third Michigan Municipal Money Market Fund and the Michigan Municipal Bond Fund intend to invest substantially all of their assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

This is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Financial Highlights


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by Arthur Andersen LLP, and other independent auditors. Arthur Anderson LLP's report, along with the Funds' financial statements is incorporated by reference in the SAI, which is available upon request. The information for the Fifth Third International GDP Fund, Fifth Third Small Cap Growth Fund, Fifth Third Equity Index Fund, Fifth Third Large Cap Core Fund, Fifth Third Short Term Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Michigan Municipal Bond Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Bond Fund for the periods ended December 31, 2000 and prior has been audited by the former independent auditor for the Kent Funds, whose report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request. Additional information regarding possible limitations on any possible future recovery rights of shareholders against Arthur Anderson LLP is contained in the SAI.

Financial Highlights

Fifth Third Small Cap Growth Fund


Class A Shares


                                     Period Ended   Period                Year Ended December 31,
                                     ------------   ------                -----------------------
                                      January 31,    Ended
                                      -----------    -----
                                         2002
                                         ----
                                      (unaudited)
                                      -----------
Per Share Data                           2002       2001(3)     2000       1999     1998       1997      1996
                                         ----       -------     ----       ----     ----       ----      ----
 Net asset value, beginning of period   $ 17.71     $ 18.87    $ 19.19   $ 15.39   $ 18.33    $ 15.61   $ 13.81

 Income from investment operations:
   Net investment income/(loss)              --       (0.04)        --     (0.02)    (0.01)        --      0.07
   Net realized and unrealized gains
   (losses) on investments, futures
   contracts and foreign currency         (0.08)      (1.06)     (0.13)     4.15     (1.08)      4.19      2.54
   translations

   Total from investment operations       (0.08)      (1.10)     (0.13)     4.13     (1.09)      4.19      2.61
   Distributions to shareholders
   from:
   Net investment income                     --          --         --        --        --      (0.04)    (0.08)
   Net realized gains on
   investments, futures contracts
   and foreign currency translations      (0.56)      (0.06)     (0.19)    (0.33)    (1.85)     (1.43)    (0.72)

   Total dividends and distributions      (0.56)      (0.06)     (0.19)    (0.33)    (1.85)     (1.47)    (0.81)

Net change in net asset value             (0.64)      (1.16)     (0.32)     3.80     (2.94)      2.72      1.80

Net asset value, end of period          $ 17.07     $ 17.71    $ 18.87   $ 19.19   $ 15.39    $ 18.33   $ 15.61


   Total return(1)                        (0.45%)++   (5.85%)++  (0.59%)   27.73%    (6.40%)    27.71%    19.16%
   Ratios/Supplemental Data
   Net assets, end of period (000's)   $ 19,086     $21,481    $25,231   $26,282   $23,455    $22,784   $14,436
   Ratio of expenses to average net        1.18%+      1.18%+     1.16%     1.19%     1.19%      1.18%     1.21%
   assets
   Ratio of net investment income/
   (loss) to average net assets           (0.42%)+    (0.41%)+   (0.36%)   (0.11%)   (0.07%)    (0.01%)    0.53%

   Ratio of expenses to average net        1.20%+      1.18%+     1.17%     1.20%     1.20%      1.19%     1.21%
   assets*
   Portfolio turnover(2)                     9%         13%        28%       19%       41%        32%       16%


* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
+    Annualized.
++   Not Annualized.

(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

Fifth Third Micro Cap
Value Fund
Investment A Shares

                                                      Period Ended
Per Share Data                                     December 31, 2001*
Net Asset Value, Beginning of Period                     $ 5.93
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                                     (0.01)
  Net realized and unrealized gains from
   investment transactions                                 0.04
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.03
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                      --
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                          --
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $ 5.96
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charges)(a)                   0.56%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets
  Net expenses                                             1.59%(b)
  Net investment loss                                     (0.36%)(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets, end of period ($000)                       $  862
  Portfolio turnover rate(c)                                 47%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Micro Cap Value Fund
Investment B Shares

                                             Period Ended
                                          December 31, 2001*
Per Share Data                            ------------------
Net Asset Value, Beginning of Period            $ 5.93
------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                            (0.01)
  Net realized and unrealized gains from
   investment transactions                        0.03
------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                     0.02
------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                             --
  Net realized gains from investment
   transactions                                     --
------------------------------------------------------------
  Total Dividends and Distributions                 --
------------------------------------------------------------
Net Asset Value, End of Period                  $ 5.95
------------------------------------------------------------
------------------------------------------------------------
Total Return (excludes sales charge)              0.39%(a)
------------------------------------------------------------

------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                    2.31%(b)
  Net investment loss                            (1.08%)(b)
------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)            $  352
  Portfolio turnover rate(c)                        47%
------------------------------------------------------------
------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Micro Cap Value Fund
Investment C Shares

                                                      Period Ended
                                                   December 31, 2001*
                                                   ------------------
Per Share Data
Net Asset Value, Beginning of Period                     $ 5.93
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                                     (0.01)
  Net realized and unrealized gains from
   investment transactions                                 0.04
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.03
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                          --
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $ 5.96
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       0.56%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             2.32%(b)
  Net investment loss                                     (0.97%)(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $   59
  Portfolio turnover rate(c)                                 47%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.

(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights



Fifth Third Mid Cap Growth Fund
Class A Shares



                                                      Period Ended
                                                      ------------
                                                       January 31,
                                                       -----------
                                                           2002
                                                           ----
                                                       (unaudited)
                                                       -----------
Per Share Data                                             2002        2001        2000       1999        1998         1997
                                                           ----        ----        ----       ----        ----         ----
Net asset value, beginning of period                     $ 14.94     $ 19.16      $ 15.82    $ 16.19    $   16.98    $  12.60

Income from investment operations:
  Net investment income/(loss)                                --          --        (0.08)     (0.10)       (0.03)       0.02
  Net realized and unrealized gains/(losses)
    from investments                                       (0.53)      (1.73)        4.60       1.17         0.98        5.55

  Total from investment operations                         (0.53)      (1.73)        4.52       1.07         0.95        5.57

Distributions to shareholders from:
  Net investment income                                       --          --           --         --           --       (0.04)
  Net realized gain on investments                         (0.47)      (2.49)       (1.18)     (1.44)       (1.74)      (1.15)

  Total distributions                                      (0.47)      (2.49)       (1.18)     (1.44)       (1.74)      (1.19)

Net asset value, end of period                           $ 13.94     $ 14.94      $ 19.16    $ 15.82    $   16.19    $  16.98

Total return (excludes sales charge)                       (3.67%)++  (10.18%)      30.22%      7.29%        5.69%      47.17%

Net assets at end of period (000's)                        $42,712    $ 41,278     $ 36,430   $ 27,966    $ 217,547   $ 186,066
  Ratios of Expenses to Average Net Assets:                 1.33%+      1.28%        1.24%      1.28%        1.01%       1.00%
  Ratios of net investment income/(loss)
    to average net assets                                  (0.69%)+    (0.49%)      (0.51%)    (0.59%)      (0.19%)      0.10%
  Ratio of Expense to Average Net Assets (a)                            0.04%        0.05%      0.11%        0.40%       0.37%
  Portfolio turnover(b)                                       10%         26%          42%        49%          44%         52%


(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+   Annualized
++  Not Anualized

Financial Highlights


Fifth Third Mid Cap Growth Fund
Class B Shares

                                              Six Months Ended      Period Ended
                                              ----------------      ------------
                                              January 31, 2002     July 31, 2001*
                                              ----------------     --------------
                                                (unaudited)
                                                -----------

Per Share Data
Net asset value, beginning of period              $   14.86             $ 17.91

Income from investment operations:
   Net investment income/(loss)                          --                  --
   Net realized and unrealized gains/(losses)
     from investments                                 (0.57)              (0.56)

   Total from investment operations                   (0.57)              (0.56)

Distributions to shareholders from:
   Net investment income                                 --                  --
   Net realized gain on investments                   (0.47)              (2.49)

   Total distributions                                (0.47)              (2.49)

Net asset value, end of period                    $   13.82             $ 14.86

Total return (excludes sales charge)                  (3.96%)(a)          (4.46%)(a)

   Net assets at end of period (000's)             $  5,062             $ 3,757
Ratios of Expenses to Average Net Assets:              2.08%(b)            2.05%(b)
   Ratios of Net investment income/(loss)
   to average net assets                              (1.44%)(b)          (1.24%)(b)
   Ratio of Expense to Average Net Assets (c)          2.10%               2.09%
   Portfolio turnover(d)                                 10%                 26%



* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001. (a) Not annualized.
(b) Annualized.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


Fifth Third Mid Cap Growth Fund
Class C Shares



                                        Six Months Ended                 Year Ended July 31,
                                        ----------------                  -------------------
                                           January 31,
                                           -----------
                                              2002
                                              ----
                                           (unaudited)
                                           -----------
Per Share Data                                 2002         2001     2000        1999       1998     1997
                                               ----         ----     ----        ----       ----     ----
Net asset value, beginning of period         $ 14.36      $ 18.65   $ 15.52    $ 15.98    $ 16.88    $ 12.59

Income from investment operations:

   Net investment loss                            --           --     (0.16)     (0.18)     (0.05)     (0.07)
   Net realized and unrealized
     gains/(losses) from investments           (0.55)       (1.80)     4.47       1.16       0.89       5.51

   Total from investment operations            (0.55)       (1.80)     4.31       0.98       0.84       5.44

Distributions to shareholders from:
   Net realized gain on investments            (0.47)       (2.49)    (1.18)     (1.44)     (1.74)     (1.15)

   Total distributions                         (0.47)       (2.49)    (1.18)     (1.44)     (1.74)     (1.15)

Net asset value, end of period               $ 13.34      $ 14.36   $ 18.65    $ 15.52    $ 15.98    $ 16.88

Total return (excludes sales charge)           (3.96%)++   (10.95%)   29.48%      6.79%      5.03%     46.05%

 Net assets at end of period (000's)         $ 1,485      $ 1,410   $   979    $   794    $ 1,049    $   439

Ratios of Expenses to Average Net Assets:       2.08%+       1.99%     1.74%      1.85%      1.61%      1.75%

  Ratios of net investment income/(loss)
    to average net assets                      (1.43)+      (1.20%)   (1.01%)    (1.07%)    (0.81%)    (0.62%)
  Ratio of Expense to Average Net Asset(a)      2.10%        2.15%     2.01%      2.17%      2.05%      2.02%

   Portfolio turnover(b)                          10%          26%       42%        49%        44%        52%



(a) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+   Annualized
++  Not Annualized

Financial Highlights


Fifth Third Technology Fund
Class A Shares

                                                     Six Months Ended        Year Ended       Period Ended
                                                       ------------          ----------       ------------
Per Share Data                                       January 31, 2002      July 31, 2001     July 31, 2000*
                                                     ----------------      -------------     --------------
                                                        (unaudited)
Net asset value, beginning of period                   $    10.35          $    19.21          $  20.00

Income from investment operations:
   Net investment loss                                         --                  --             (0.03)
   Net realized and unrealized losses from investments      (0.63)              (8.70)            (0.76)


   Total from investment operations                         (0.63)              (8.70)            (0.79)

Distributions to shareholders from:
   Net realized gain on investments                            --               (0.16)               --

   Total distributions                                         --               (0.16)               --

Net asset value, end of period                         $     9.72          $    10.35          $  19.21

Total return (excludes sales charge)                        (6.09%)(a)         (45.62%)           (5.69%)(a)

Net assets at end of period (000's)                    $    5,739          $    5,615          $  4,560
Ratios of Expenses to Average Net Assets:                    1.77%(b)            1.76%             1.70%(b)
   Ratios of Net investment income/(loss)
    to average net assets                                    1.63%(b)           (1.49%)           (1.27%)(b)


   Portfolio turnover(c)                                       29%                 50%               11%


* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Technology Fund

Class B Shares

                                                        Six Months Ended      Period Ended
                                                        ----------------      ------------
Per Share Data                                          January 31, 2002     July 31, 2001*
                                                        ----------------     --------------
                                                          (unaudited)
                                                          -----------
Net asset value, beginning of period                       $ 10.28             $ 17.28

Income from investment operations:
   Net realized and unrealized losses from investments       (0.66)              (6.84)


   Total from investment operations                          (0.66)              (6.84)

   Net realized gain on investments                             --               (0.16)

   Total distributions                                          --               (0.16)

Net asset value, end of period                             $  9.62             $ 10.28

Total return (excludes sales charge)                         (6.42%)(a)         (39.95%)(a)
   Net assets at end of period (000's)                        $ 1,035             $   900
Ratios of Expenses to Average Net Assets                      2.54%(b)            2.54%(b)
   Ratios of net investment income/(loss)
   to average net assets                                      2.38%(b)           (2.28%)(b)
   Portfolio turnover(c)                                             29%                 50%




* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


Fifth Third Technology Fund
Class C Shares

                                                     Six Months Ended    Year Ended      Period Ended
                                                     ----------------    ----------      ------------
Per Share Data                                       January 31, 2002  July 31, 2001     July 31, 2000*
                                                     ----------------  -------------     --------------
                                                        (unaudited)
Net asset value, beginning of period                   $    10.54       $    19.20        $    20.00

Income from investment operations:

   Net investment loss                                         --               --             (0.03)
   Net realized and unrealized losses from investments      (0.65)           (8.80)            (0.77)


   Total from investment operations                         (0.65)           (8.80)            (0.80)

Distributions to shareholders from:
   Net realized gain on investments                            --            (0.16)               --

   Total distributions                                         --            (0.16)               --

Net asset value, end of period                         $     9.59       $    10.24        $    19.20

Total return (excludes sales charge)                        (6.44%)(a)      (46.12%)           (5.65%)(a)


   Net assets at end of period (000's)                 $      337       $      150           $   105
Ratios of Expenses to Average Net Assets:                    2.50%(b)         2.60%             2.42%(b)
Ratios of net investment income/(loss) to average
   net assets                                               (2.36%)(b)       (2.33%)           (1.89%)(b)
   Portfolio turnover(c)                                       29%              50%               11%




* Reflects operations for the period from June 5, 2000 (date of commencement of operations) to July 31, 2000.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


Fifth Third Large Cap Opportunity Fund*
Class A Shares

                                  Six Months
                                     Ended                                    Period       Year
                                  January 31,                                 Ended        Ended
                                     2002         Year Ended July 31,        July 31,     Dec. 31,
                                  (unaudited)  --------------------------    --------  -------------
 Per Share Data                      2002      2001       2000       1999     1998**   1997     1996
                                  -----------  ----       ----       ----     ------   ----     ----
Net asset value, beginning of      $ 25.28  $ 38.05    $ 37.20    $ 32.35   $ 27.71  $ 23.96  $ 22.47
   period

Income from investment
   operations:
Net investment income/(loss)         --       --        (0.21)     (0.09)   (0.02)     0.13     0.05
Net realized and unrealized
   gains/(losses) from             (2.51)   (11.74)      1.61       5.57     5.13      8.25     5.04
   investments

Total from investment              (2.51)   (11.74)      1.40       5.48     5.11      8.38     5.09
   operations

Distributions to
   shareholders from:
Net investment income                --       --         --         --        --      (0.13)   (0.05)
Net realized gain on                 --      (1.03)     (0.55)     (0.63)   (0.47)    (4.50)   (3.55)
   investments

Total distributions                  --      (1.03)     (0.55)     (0.63)   (0.47)    (4.63)   (3.60)

Net asset value, end of            $ 22.77  $ 25.28    $ 38.05    $ 37.20  $ 32.35   $ 27.71  $ 23.96
   period

Total return (excludes           (9.93%)(a) (31.44%)    3.81%      17.18%  18.58%(a)  35.40%   22.50%
   sales charge)
Net assets at end of period
   (000's)                       $ 15,079  $ 20,106    $42,842    $49,936  $ 35,549  $ 22,272  $16,461
Ratios of Expenses to Average
   Net Assets:                    1.49%(b)   1.36%      1.32%      1.41%   1.28%(b)    1.12%    1.16%
Ratios of net investment
   income/(loss) to average
   net assets                    (0.82%)(b) (0.73%)    (0.47%)    (0.47%) (0.12%)(b)   0.46%    0.18%
Ratio of Expense to Average
   Net Assets(c)                  1.47%(b)   1.48%%     1.32%      1.43%   1.58%       1.12%    1.16%
Portfolio turnover(d)                37%      139%       53%        51%       38%       50%      44%



  * Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Large Cap Opportunity Fund.
 **  Reflects operations for the period from January 1, 1998 to July 31, 1998.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


Fifth Third Large Cap Opportunity Fund*
Class B Shares

                                                      Six Months Ended        Period Ended (a)
                                                         January 31,          July 31, 2001**
                                                      ----------------        ----------------
                                                            2002
                                                            ----
                                                         (unaudited)
Per Share Data
Net asset value, beginning of period                    $  25.59            $   34.43

 Income from investment operations:
    Net investment loss                                      --                   --
    Net realized and unrealized losses from                (2.77)               (7.81)
       investments

    Total from investment operations                       (2.77)               (7.81)

 Distributions to shareholders from:
    Net realized gain on investments                         --                 (1.03)

    Total distributions                                      --                 (1.03)

 Net asset value, end of period                          $  22.82            $  25.59

 Total return (excludes sales charge)                    (10.82%)(a)         (23.35%)(a)

Net assets at end of period (000's)                      $  375              $  158
    Ratios of Expenses to Average Net Assets:              2.26%(b)             2.17%(b)
    Ratios of net investment income/(loss)
       to average net assets                              (1.63%)             (1.54%)(b)
    Ratio of Expense to Average Net Assets(c)              2.26%               2.57%
    Portfolio turnover(d)                                   37%                 139%


  * Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Large Cap Opportunity Fund.
 ** Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.
(a) Not annualized.
(b) Annualized.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights



Fifth Third Large Cap Opportunity Fund*
Class C Shares

                                               Six Months
                                                 Ended
                                               January 31,
                                                  2002                                                  Period
                                              (unaudited)              Year Ended July 31,               Ended
                                              -----------     -----------------------------------       July 31,
 Per Share Data                                   2002          2001          2000          1999         1998**
                                                  ----          ----          ----          ----         ------
 Net asset value, beginning of period           $ 24.75        $ 37.56      $ 36.92       $ 32.28       $ 30.16

 Income from investment operations:
    Net investment loss                            --             --          (0.47)        (0.23)        (0.04)
    Net realized and unrealized                   (2.54)        (11.78)        1.66          5.50          2.16
       gains/(losses) from investments

    Total from investment operations              (2.54)        (11.78)        1.19          5.27          2.12

 Distributions to shareholders from:
    Net realized gain on investments               --            (1.03)       (0.55)        (0.63)          --

    Total distributions                            --            (1.03)       (0.55)        (0.63)          --

 Net asset value, end of period                 $ 22.21        $ 24.75      $ 37.56       $ 36.92       $ 32.28

 Total return (excludes sales charge)            (10.26%)(a)    (31.97%)       3.26%        16.56%         7.07%(a)

    Net assets at end of period (000's)         $ 1,415        $ 1,935      $ 4,171       $ 6,653        $ 922
 Ratios of Expenses to Average Net Assets:         2.24%(b)        2.05%       1.82%         1.95%         2.17%(b)
 Ratios of Net investment income/(loss)
    to average net assets                         (1.59%)(b)     (1.42%)      (0.97%)       (1.00%)       (0.84%)(b)
    Ratio of Expense to Average Net
       Assets (c)                                  2.24% (b)      2.32%        2.07%         2.21%          2.59%(b)
    Portfolio turnover(d)                          37%           139%          53%           51%           38%



  * Information prior to the period March 9, 1998 is for the Pinnacle Fund, the predecessor Fund of the Fifth Third Large Cap Opportunity Fund.
 ** Reflects operations for the period from March 9, 1998 (date of commencement of operations) to July 31, 1998.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


Fifth Third Quality Growth Fund
Class A Shares


                                          Six Months
                                            Ended
                                         January 31,
                                             2002
                                         (unaudited)              Year Ended July 31,
                                         -----------   -----------------------------------------
 Per Share Data                              2002      2001     2000     1999     1998      1997
                                             ----      ----     ----     ----     ----      ----
 Net asset value, beginning of period       $ 18.33  $ 26.12  $ 23.31  $ 20.26  $ 19.23   $ 13.16

 Income from investment operations:
    Net investment income/(loss)              --        --     (0.07)   (0.06)    0.03      0.08
    Net realized and unrealized
       gains/(losses) from Investments      (0.18)    (4.88)    4.05     5.06     2.49      6.75

    Total from investment operations        (0.18)    (4.88)    3.98     5.00     2.52      6.83

 Distributions to shareholders from:
    Net investment income                     --        --       --      --      (0.03)    (0.09)
    Net realized gain on investments        (0.59)    (2.91)   (1.17)   (1.95)   (1.46)    (0.67)

    Total distributions                     (0.59)    (2.91)   (1.17)   (1.95)   (1.49)    (0.76)

 Net asset value, end of period             $ 17.56  $ 18.33  $ 26.12  $ 23.31  $ 20.26   $ 19.23

 Total return (excludes sales charge)      (1.10%)** (20.16%)   17.60%   26.48%   14.12%    54.02%

Net assets at end of period (000's)        $322,432  $340,596 $208,342 $116,963 $520,068  $399,683
 Ratios of Expenses to Average Net Assets:  1.30%*     1.28%    1.25%    1.21%     1.00%     1.00%
 Ratios of net investment income/(loss)
       to average net assets               (0.45%)*   (0.46%)  (0.35%)  (0.29%)    0.10%     0.45%
 Ratio of Expense to Average Net            1.30%      1.28%    1.28%    1.29%     1.37%     1.36%
       Assets (a)
    Portfolio turnover(b)                       11%       20%      21%      34%      45%       37%


  *  Annualized
 **  Not Annualized
(a) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


Fifth Third Quality Growth Fund
Class B Shares



                                                        Six Months Ended      Period Ended
                                                        January 31, 2002     July 31, 2001*
                                                        ----------------     --------------
                                                          (unaudited)
Per Share Data
Net asset value, beginning of period                      $   18.23            $  24.17

 Income from investment operations:
    Net realized and unrealized losses from investments       (0.24)              (3.03)

    Total from investment operations                          (0.24)              (3.03)

 Distributions to shareholders from:
    Net realized gain on investments                          (0.59)              (2.91)

    Total distributions                                       (0.59)              (2.91)

 Net asset value, end of period                           $   17.40            $  18.23

 Total Return (excludes sales charge)                         (1.44%)(a)         (24.58%)(a)

    Net assets at end of period (000's)                   $  20,911            $ 14,531

 Ratios of Expenses to Average Net Assets:                     2.06% (b)           2.05% (b)
 Ratios of Net investment income/(loss) to average
      net assets                                              (1.20%)(b)          (1.22%)(b)
    Ratio of Expense to Average Net Assets(c)                  2.06% (b)           2.05% (b)
    Portfolio turnover(d)                                        11%                 20%

  * Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights


Fifth Third Quality Growth Fund
Class C Shares


                                          Six Months
                                            Ended
                                          January 31,                        Year Ended July 31,
                                         ------------     -----------------------------------------------------
                                              2002        2001        2000          1999        1998       1997
                                              ----        ----        ----          ----        ----       ----
                                          (unaudited)
Per Share Data
Net asset value, beginning of period       $ 17.78     $ 25.59      $ 22.97      $ 20.10      $ 19.18    $ 13.16

 Income from investment operations:
    Net investment loss                          --          --        (0.19)       (0.18)       (0.07)     (0.03)
    Net realized and unrealized
       gains/(losses) from investments        (0.24)      (4.90)        3.98         5.00         2.45       6.72

    Total from investment operations          (0.24)      (4.90)        3.79         4.82         2.38       6.69

 Distributions to shareholders from:
    Net realized gain on investments          (0.59)      (2.91)       (1.17)       (1.95)       (1.46)     (0.67)

    Total distributions                       (0.59)      (2.91)       (1.17)       (1.95)       (1.46)     (0.67)

 Net asset value, end of period             $ 16.95     $ 17.78      $ 25.59      $ 22.97      $ 20.10    $ 19.18

 Total return (excludes sales charge)         (1.48%)**  (20.71%)      17.01%       25.76%       13.41%     52.79%


Net assets at end of period (000's)         $11,521     $11,687      $13,791      $ 9,775      $ 8,357    $ 3,146
Ratios of Expenses to Average
    Net Assets:                                2.05%*      1.98%        2.00%        1.80%        1.63%      1.75%
    Ratio of net investment income/(loss)
       to average net assets                  (1.20%)*    (1.17%)      (0.85%)      (0.89%)      (0.54%)    (0.32%)
    Net of Expense to Average Net
       Assets (a)                              2.05%       2.11%        2.28%        2.10%        2.02%      2.01%
    Portfolio turnover(b)                        11%         20%          21%          34%          45%        37%

  *  Annualized
 **  Not Annualized

(a) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Equity Index Fund

Class A Shares


                                        Six Months
                                          Ended
                                        January 31,                         Year ended December 31,
                                       ------------ Period Ended   --------------------------------------
                                          2002        2001(3)     2000      1999    1998    1997    1996
                                          ----        -------     ----      ----    ----    ----    ----
                                       (unaudited)
 Per Share Data
 Net asset value, beginning of period   $ 23.10      $ 25.20    $ 28.32  $ 24.25  $ 19.15 $ 14.72  $12.57

 Income from investment operations:
    Net investment income/(loss)           0.08         0.09       0.15     0.18     0.18    0.20    0.22
    Net realized and unrealized gains
     (losses) on investments, futures
     contracts and foreign currency
     translations                         (1.55)       (2.09)     (2.80)    4.68     5.14    4.51    2.48

    Total from investment operations      (1.47)       (2.00)     (2.65)    4.86     5.32    4.71    2.70

 Distributions to shareholders from:
    Net investment income                 (0.09)       (0.10)     (0.15)   (0.18)   (0.18)  (0.21)  (0.28)
    Net realized gains on
       investments, futures contracts        --           --      (0.32)   (0.61)   (0.04)  (0.07)  (0.32)
       and foreign currency
       translations

    Total dividends and distributions     (0.09)       (0.10)     (0.47)   (0.79)   (0.22)  (0.28)  (0.55)

    Net change in net asset value         (1.56)       (2.10)     (3.12)    4.07     5.10    4.43    2.15

 Net asset value, end of period         $ 21.54      $ 23.10    $ 25.20  $ 28.32  $ 24.25 $ 19.15  $14.72

 Total return(1)                          (6.33%)++    (7.94%)++  (9.52%)  20.24%   27.93%  32.24%  21.92%

 Ratios/Supplemental Data
    Net assets, end of period (000's)   $30,717      $33,765    $38,930  $47,836  $38,205 $27,922  $9,925
    Ratio of expenses to average
     net assets                            0.66%+       0.65%+     0.65%    0.67%    0.67%   0.68%   0.74%
    Ratio of net investment
     income/(loss) to average net
     assets                                0.79%+       0.61%+     0.55%    0.67%    0.85%   1.20%   1.67%
    Ratio of expenses to average net
     assets*                               0.81%+       0.78%+     0.78%    0.79%    0.80%   0.79%   0.84%
    Portfolio turnover(2)                    2%           4%         9%       9%      12%      1%      2%

  * During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
  +  Annualized.
 ++  Not Annualized.

(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights


Fifth Third Large Cap Core Fund
Class A Shares


                                        Six Months
                                          Ended                          Year Ended December 31,
                                        January 31,  Period Ended   ------------------------------------
                                           2002        2001(3)      2000     1999    1998    1997     1996
                                           ----        -------      ----     ----    ----    ----     ----
                                        (unaudited)
 Per Share Data
 Net asset value, beginning of period     $15.02       $16.69     $20.25   $17.88  $15.44  $13.81   $13.19

 Income from investment operations:
    Net investment income/(loss)            0.03         0.02       0.02     0.07    0.08    0.21     0.26
    Net realized and unrealized gains
       (losses) on investments, futures
       contracts and foreign currency
       translations                        (1.04)       (1.42)     (2.22)    3.18    4.00    3.02     2.15

 Total from investment operations          (1.01)       (1.40)     (2.20)    3.25    4.08    3.23     2.41

 Distributions to shareholders from:
    Net investment income                  (0.03)       (0.03)     (0.02)   (0.07)  (0.10)  (0.21)   (0.28)
    Net realized gains on investments,
       futures contracts and foreign
       currency translations               (0.31)       (0.24)     (1.34)   (0.81)  (1.54)  (1.39)   (1.51)

    Total dividends and distributions      (0.34)       (0.27)     (1.36)   (0.88)  (1.64)  (1.60)   (1.79)

 Net change in net asset value             (1.35)       (1.67)     (3.56)    2.37    2.44    1.63     0.62

 Net asset value, end of period           $13.67       $15.02     $16.69   $20.25  $17.88  $15.44   $13.81

 Total return(1)                           (6.78%)++    (8.36%)++ (11.47%)  18.53%  27.68%  23.89%   19.14%

 Ratios/Supplementary Data

    Net assets, end of period (000's)    $30,457      $38,659    $47,847  $58,336 $50,458 $35,343  $15,063

    Ratio of expenses to average net
       assets                               1.19%+       1.18%+     1.16%    1.18%  1.18%   1.17%     1.09%
    Ratio of net investment
       income/(loss)                        0.35%+       0.15%+     0.10%    0.36%  0.50%   1.31%     1.77%
       to average net assets
    Ratio of expenses to average net
       assets*                              1.21%+       1.19%+     1.17%    1.19%  1.19%   1.18%     1.09%
    Portfolio turnover(2)                      2%           5%        14%      9%     20%     88%       39%



  * During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
  +  Annualized.
 ++  Not Annualized.
(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.
(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

Fifth Third Multi Cap Value Fund
Investment A Shares


                                                      Period Ended
                                                   December 31, 2001*
                                                   ------------------
                                                          2001
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $19.44
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                                    0.01
  Net realized and unrealized gains
   from investment transactions                            0.57
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.58
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                   (0.06)
  Net realized gains from investment transactions         (0.91)
---------------------------------------------------------------------
  Total Dividends and Distributions                       (0.97)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $19.05
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)(a)                    2.90%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             1.54%(b)
  Net investment income                                    0.14%(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $6,395
  Portfolio turnover rate(c)                                 80%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Multi Cap Value Fund
Investment B Shares

                                                               Period Ended
                                                            December 31, 2001*
Per Share Data                                              ------------------
Net Asset Value, Beginning of Period                              $19.44
------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment loss                                               (0.02)
 Net realized and unrealized gains from investment
   transactions                                                     0.56
------------------------------------------------------------------------------
 Increase in Net Assets Resulting from Operations                   0.54
------------------------------------------------------------------------------
Distributions to Shareholders from:
 Net investment income                                             (0.04)
 Net realized gains from investment transactions                   (0.91)
------------------------------------------------------------------------------
 Total Dividends and Distributions                                 (0.95)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $19.03
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return (excludes sales charge)                                2.76%(a)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
 Net expenses                                                       2.28%(b)
 Net investment loss                                               (0.59%)(b)
------------------------------------------------------------------------------
Supplemental Data:
 Net assets at end of period ($000)                               $4,733
 Portfolio turnover rate(c)                                           80%
------------------------------------------------------------------------------
------------------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Multi Cap Value
Investment C Shares

                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $19.44
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment loss                                     (0.01)
  Net realized and unrealized gains from
   investment transactions                                 0.55
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.54
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                   (0.04)
  Net realized gains from investment transactions         (0.92)
---------------------------------------------------------------------
  Total Dividends and Distributions                       (0.96)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $19.02
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       2.72%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             2.23(b)
  Net investment loss                                     (0.60%)(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $  497
  Portfolio turnover rate(c)                                 80%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from August 13, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Disciplined Large Cap Value Fund


Class A Shares




                                         Six Months
                                           Ended                        Year Ended July 31,
                                         January 31,        -------------------------------------------        Period Ended
                                             2002           2001      2000          1999           1998       July 31, 1997*
                                             ----           ----      ----          ----           ----       --------------
                                          (unaudited)
 Per Share Data
 Net asset value, beginning of period       $ 13,11        $ 13.22   $ 15.18       $ 15.38       $  14.44      $   12.00

 Income from investment operations:
    Net investment income                      0.03           0.11      0.17          0.29           0.26           0.15
    Net realized and unrealized
       gains/(losses) from investments        (0.41)          0.16     (1.10)         1.19           2.43           2.43

    Total from investment operations          (0.38)          0.27     (0.93)         1.48           2.69           2.58

 Distributions to shareholders from:
    Net investment income                     (0.04)         (0.10)    (0.17)        (0.23)         (0.27)         (0.14)
    Net realized gain on investments          (0.53)         (0.28)    (0.86)        (1.45)         (1.48)          --

    Total distributions                       (0.54)         (0.38)    (1.03)        (1.68)         (1.75)         (0.14)

 Net asset value, end of period             $ 12.16        $ 13.11   $ 13.22       $ 15.18       $  15.38      $   14.44

 Total return (excludes sales charge)         (2.85%)(a)      1.85%    (6.16%)        9.90%         19.57%         21.64%(a)

 Net assets at end of period (000's)        $14,737       $ 16,069  $12,777       $20,268       $150,404      $ 120,324
    Ratios of Expenses to Average
       Net Assets:                             1.36%(b)       1.31%    1.27%         1.27%          1.01%          1.06%(b)
    Ratios of net investment income/(loss)
       to average net assets                   0.73%(b)       0.79%     1.29%         1.58%          1.73%          2.32%(b)
    Ratio of Expense to Average Net
       Assets(c)                               1.38%(b)       1.37%     1.38%         1.37%          1.44%          1.48%(b)
    Portfolio turnover(d)                        11%            19%       37%           69%            41%            28%


------------
  * Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Disciplined Large Cap Value Fund
Class B Shares

                                               Six Months Ended    Period Ended
 Per Share Data                                January 31, 2002   July 31, 2001*
                                               ----------------   --------------
                                                 (unaudited)
 Net asset value, beginning of period              $ 13.24           $ 13.40

 Income from investment operations:
    Net investment income                            --                0.03
    Net realized and unrealized gains from          (0.40)             0.12
      investments

    Total from investment operations                (0.40)             0.15

 Distributions to shareholders from:
    Net investment income                           (0.01)            (0.03)
    Net realized gain on investments                (0.53)            (0.28)

    Total distributions                             (0.54)            (0.31)

 Net asset value, end of period                    $ 12.30           $ 13.24

 Total return (excludes sales charge)             (3.12%)(a)         0.97%(a)
    Net Assets at end of period (000's)          $ 2,682           $ 1,963
    Ratios of Expenses to Average Net Assets:      2.12%(b)          2.08%(b)
    Ratios of Net investment income/(loss)
      to average net assets                        0.01%(b)          0.07%(b)
    Ratio of Expense to Average Net Assets(c)      2.14%(b)          2.18%(b)
    Portfolio turnover(d)                            11%               19%

  * Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Disciplined Large Cap Value Fund

Class C Shares



                                     Six Months Ended                                              Period Ended
                                        January 31,               Year Ended July 31,                July 31,
                                        -----------      --------------------------------------    ------------
                                            2002         2001        2000       1999       1998        1997*
                                            ----         ----        ----       ----       ----        -----
                                        (unaudited)
 Per Share Data

 Net asset value, beginning of period    $ 13.10       $ 13.23     $ 15.19    $ 15.39    $ 14.45     $ 12.00

 Income from investment operations:
    Net investment income                   --           0.05        0.10       0.14       0.17        0.10
    Net realized and unrealized gains/
       (losses) from investments          (0.41)         0.14       (1.10)      1.26       2.41        2.45

    Total from investment operations      (0.41)         0.19       (1.00)      1.40       2.58        2.55

 Distributions to shareholders from:
    Net investment income                 (0.01)        (0.04)      (0.10)     (0.15)     (0.16)      (0.10)
    Net realized gain on investments      (0.53)        (0.28)      (0.86)     (1.45)     (1.48)        --

    Total distributions                   (0.54)        (0.32)      (0.96)     (1.60)     (1.64)      (0.10)

 Net asset value, end of period          $ 12.15       $ 13.10     $ 13.23    $ 15.19    $ 15.39     $ 14.45

 Total return (excludes sales charge)   (3.15%)(a)       1.20%      (6.65%)     9.34%     18.72%     21.30%(a)
  Net assets at end of period (000's)    $ 666          $ 668       $ 679     $ 1,433     $ 968       $ 92
 Ratios of expenses to Average Net
    Assets:                              2.11%(b)        2.02%       1.77%      1.83%      1.57%     1.81%(b)
    Ratios of net investment income/
      (loss) to average net assets      (0.02%)(b)       0.09%       0.80%      0.88%      1.21%     1.56%(b)
    Ratio of Expense to Average Net
       Assets(c)                          2.13%(b)       2.19%       2.08%      2.13%      2.09%     2.07%


    Portfolio turnover(d)                   11%           19%         37%        69%        41%         28%


* Reflects operations for the period from January 27, 1997 (date of commencement of operations) to July 31, 1997.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Balanced Fund

Class A Shares



                                  Six Months Ended
                                     January 31,                        Year Ended July 31,
                                     -----------      ----------------------------------------------------------
                                        2002          2001         2000         1999         1998           1997
                                        ----          ----         ----         ----         ----           ----
                                    (unaudited)
 Per Share Data
 Net asset value, beginning
    of period                         $  13.35     $  17.37     $  16.12      $ 14.99     $  15.33       $  11.75

 Income from investment
    operations:
       Net investment income              0.05         0.18         0.17         0.20         0.27           0.27
       Net realized and unrealized
        gains/(losses) from
        investments                      (0.13)       (2.00)        2.62         1.86         0.92           4.06


    Total from investment
     operations                          (0.08)       (1.82)        2.79         2.06         1.19           4.33


 Distributions to
    shareholders from:
       Net investment income             (0.08)       (0.20)       (0.20)       (0.19)       (0.28)         (0.26)
       Net realized gain on
          investments                    (0.20)       (2.00)       (1.34)       (0.74)       (1.25)         (0.49)

    Total distributions                  (0.28)       (2.20)       (1.54)       (0.93)       (1.53)         (0.75)

 Net asset value, end of period       $  12.99     $  13.35     $  17.37      $ 16.12     $  14.99       $  15.33

 Total return (excludes sales            (0.59%)**   (11.84%)      18.28%       14.30%        8.41%         38.45%
    charge)
    Net Assets at end of
     Period (000's)                   $102,456     $106,275     $104,750      $79,686     $173,177       $122,765
 Ratios of Expenses to Average
    Net Assets:                           1.31%*       1.26%        1.25%        1.28%        1.00%          1.00%
    Ratios of net investment income/
    (loss) to average net assets          0.93%*       1.23%        1.30%        1.22%        1.84%          2.05%
    Ratio of Expense to Average
        Net Asset(a)                      1.34%*       1.32%        1.31%        1.34%        1.48%          1.40%


    Portfolio turnover(b)                   32%          77%         122%         128%         135%           101%

  *  Annualized
 **  Not Annualized

(a) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Balanced Fund

Class B Shares


                                                        Six Months Ended      Period Ended
                                                        January 31, 2002     July 31, 2001*
                                                        ----------------     --------------
 Per Share Data
 Net asset value, beginning of period                       $ 13.28            $ 16.53

 Income from investment operations:
    Net investment income                                      0.04               0.17
    Net realized and unrealized losses from investments       (0.16)             (1.27)

    Total from investment operations                          (0.12)             (1.10)

 Distributions to shareholders from:
    Net investment income                                     (0.07)             (0.15)
    Net realized gain on investments                          (0.20)             (2.00)

    Total distributions                                       (0.27)             (2.15)

 Net asset value, end of period                             $ 12.89            $ 13.28

 Total return (excludes sales charge)                         (0.95%)(a)         (8.14%)(a)
    Net assets at end of period (000's)                      $13,854            $10,239
 Ratios of expenses to Average Net
    Assets:                                                    2.06%(b)           2.03%(b)
    Ratios of net investment income/(loss) to average
      net assets                                               0.18%(b)           0.42%(b)
    Ratio of Expense to Average Net Assets(c)                  2.09%(b)           2.09%
    Portfolio turnover(d)                                        32%                77%


  * Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.
(a) Not annualized.
(b) Annualized.

(c) During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Balanced Fund

Class C Shares





                                             Six Months Ended                Year Ended July 31,
                                                January 31,     ------------------------------------------
                                                   2002         2001     2000     1999     1998      1997
                                                   ----         ----     ----     ----     ----      ----
                                                (unaudited)
 Per Share Data
 Net asset value, beginning of period             $13.26      $ 17.35   $16.13   $15.01   $15.34    $11.75

 Income from investment operations:

    Net investment income                           0.04         0.15     0.12     0.11     0.17      0.16
    Net realized and unrealized
       gains/(losses) from Investments             (0.16)       (2.07)    2.57     1.88     0.92      4.08

    Total from investment operations               (0.12)       (1.92)    2.69     1.99     1.09      4.24

 Distributions to shareholders from:
    Net investment income                          (0.07)       (0.17)   (0.13)   (0.13)   (0.17)    (0.16)
    Net realized gain on investments               (0.20)       (2.00)   (1.34)   (0.74)   (1.25)    (0.49)

    Total distributions                            (0.27)       (2.17)   (1.47)   (0.87)   (1.42)    (0.65)

 Net asset value, end of period                   $12.87      $ 13.26   $17.35   $16.13   $15.01    $15.34

 Total return (excludes sales charge)              (0.95%)**   (12.47%)  17.66%   13.78%    7.67%    37.52%

    Net assets at end of period (000's)           $6,569      $ 6,883   $7,815   $6,692   $4,796    $1,155

 Ratios of Expenses to Average Net Assets:          2.06%*       1.96%    1.75%    1.76%    1.58%     1.75%
    Net investment income/(loss) to average
      net assets                                    0.18%*       0.53%    0.80%    0.78%    1.24%     1.30%
    Ratio of Expenses to Average Net Assets(a)                   0.19%    0.31%    0.29%    0.49%     0.30%


    Portfolio turnover(b)                             32%          77%     122%     128%     135%      101%

  * Annualized
 ** Not Annualized

(a) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third International Equity Fund

Class A Shares


                                        Six Months Ended
                                           January 31,                 Year Ended July 31,
                                           -----------   ---------------------------------------------
                                              2002       2001      2000      1999       1998      1997
                                              ----       ----      ----      ----       ----      ----
                                           (unaudited)
 Per Share Data
 Net asset value, beginning of period        $ 9.02     $12.71    $12.84    $12.56   $  12.05   $  10.74

 Income from investment operations:
    Net investment income                       --        0.12      0.04      0.03       0.09       0.04
    Net realized and unrealized
       gains/(losses)from investments         (0.89)     (2.19)     1.01      0.49       1.31       2.15

    Total from investment operations          (0.89)     (2.07)     1.05      0.52       1.40       2.19

 Distributions to shareholders from:
    Net investment income                     (0.10)       --        --      (0.17)     (0.59)     (0.82)
    Net realized gain on investments            --       (1.62)    (1.18)    (0.07)     (0.30)     (0.06)

    Total distributions                       (0.10)     (1.62)    (1.18)    (0.24)     (0.89)     (0.88)

 Net asset value, end of period              $ 8.03     $ 9.02    $12.71    $12.84   $  12.56   $  12.05

 Total return (excludes sales charge)         (9.85%)*  (17.85%)    8.02      4.23%     13.29%     21.78%

    Net assets at end of period (000's)      $7,337     $5,933    $7,901    $5,821   $163,297   $151,728

 Ratios of Expenses to Average Net
    Assets:                                    1.62%*     1.73%     1.70%     1.52%      1.47%      1.38%
    Ratios of net investment income/
      (loss) to average net assets            (0.97)%*    0.07%     0.32%     0.03%      0.66%      0.39%
    Ratio of Expense to Average Net
       Assets(a)                               1.62%*     1.73%     1.70%     1.76%      1.82%      1.73%
    Portfolio turnover(b)                        10%        42%       86%       42%        39%        60%

  *  Annualized
 **  Not Annualized

(a) During various periods, certain fees were voluntarily reduced. These rates shown do not include these voluntary fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third International Equity Fund

Class B Shares



                                               Six Months Ended   Period Ended
 Per Share Data                                January 31, 2002  July 31, 2001*
                                               ----------------  --------------
                                                  (unaudited)
 Net asset value, beginning of period              $  9.06         $ 12.09

 Income from investment operations:
    Net investment income                              --             0.03
    Net realized and unrealized gains from           (0.92)          (1.44)
       investments

    Total from investment operations                 (0.92)          (1.41)

 Distributions to shareholders from:
    Net investment income                            (0.10)            --
    Net realized gain on investments                   --            (1.62)

    Total distributions                              (0.10)          (1.62)

 Net asset value, end of period                    $  8.04         $  9.06

 Total return (excludes sales charge)               (10.20%)(a)     (13.36%)(a)

    Net assets at end of period (000's)            $   169         $   176

 Ratios of Expenses to Average Net Assets:            2.36%(b)        2.43%(b)
    Ratios of net investment income/(loss)
      to average net assets                          (1.55%)(b)       2.08%(b)
    Ratio of Expense to Average Net Assets(c)         2.36%(b)        2.43%

    Portfolio turnover(d)                               10%             42%

  * Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights



Fifth Third International Equity Fund
Class C Shares



                                                Six Months
                                                  Ended
                                                January 31,                 Year Ended July 31,
                                                -----------   --------------------------------------------
                                                  2002        2001      2000      1999      1998      1997
                                                  ----        ----      ----      ----      ----      ----
                                               (unaudited)
Per Share Data


Net asset value, beginning of period             $  8.82     $ 12.54   $12.76    $12.51    $12.01   $10.71

Income from investment operations:
    Net investment income/(loss)                     --         0.13    (0.03)     --       (0.06)   (0.02)
    Net realized and unrealized
      gains/(losses) from Investments              (0.90)      (2.23)    0.99      0.46      1.39     2.16

    Total from investment operations               (0.90)      (2.10)    0.96      0.46      1.33     2.14

 Distributions to shareholders from:
    Net investment income                          (0.10)        --       --      (0.14)    (0.53)   (0.78)
    Net realized gain on investments                 --        (1.62)   (1.18)    (0.07)    (0.30)   (0.06)

    Total distributions                            (0.10)      (1.62)   (1.18)    (0.21)    (0.83)   (0.84)

 Net asset value, end of period                  $  7.82     $  8.82   $12.54    $12.76    $12.51   $12.01

 Total return (excludes sales charge)             (10.25%)**  (18.39%)   7.25%     3.79%    12.57%   21.25%

 Net assets at end of period (000's)             $   148     $   163   $  276    $  235    $  291   $  210
 Ratios of Expenses to Average Net Assets:          2.36%*      2.43%    2.22%      2.25%    2.22%    2.13%
    Ratios of net investment income/(loss)
      to average net assets                        (1.53%)*    (0.01%)  (0.20%)   (0.08%)   (0.09%)  (0.28%)
    Ratio of Expense to Average Net Assets(a)       2.36%*      2.57%    2.22%     2.50%     2.47%    2.38%
    Portfolio turnover(b)                             10%         42%      86%       42%       39%      60%

  *  Annualized
 **  Not Annualized

(a) During various periods, certain fees were voluntarily reduced. These rates shown do not include these voluntary fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third International GDP Fund

Class A Shares


                                          Six Months Ended    Period                     Year Ended December 31,
                                             January 31,       Ended         ----------------------------------------------
                                                 2002         2001(3)        2000      1999       1998       1997      1996
                                                 ----         -------        ----      ----       ----       ----      ----
                                             (unaudited)
 Per Share Data
 Net asset value, beginning of period         $ 12.70        $ 15.46       $ 19.20   $ 15.75    $ 14.79    $ 14.69    $14.13

 Income from investment operations
    Net investment income/(loss)                 0.06           0.09          0.05      0.08       0.10       0.08      0.12
    Net realized and unrealized
      gains/(losses) on investments,
      futures contracts and foreign             (1.63)         (2.81)        (3.38)     4.14       2.46       0.25      0.66
      currency translations

    Total from investment operations            (1.57)         (2.72)        (3.33)     4.22       2.56       0.33      0.78

 Distributions to shareholders from:
    Net investment income                       (0.07)         (0.04)        (0.02)    (0.12)     (0.19)     (0.15)    (0.08)
    Net realized gains on investments,
      futures contracts and foreign             (0.48)            --         (0.39)    (0.65)     (1.41)     (0.08)    (0.14)
      currency translations

    Total dividends and distributions           (0.55)         (0.04)        (0.41)    (0.77)     (1.60)     (0.23)    (0.22)

 Net change in net asset value                  (2.12)         (2.76)        (3.74)     3.45       0.96       0.10      0.56

 Net asset value, end of period               $ 10.58        $ 12.70       $ 15.46   $ 19.20    $ 15.75    $ 14.79    $14.69

 Total return(1)                               (12.65)%       (17.64)%**    (17.61)%   27.95%     17.60%      2.25%     5.57%

 Ratios/Supplemental Data
    Net Assets, End of Period (000's)         $ 8,417        $12,839       $15,162   $15,197    $12,390    $ 9,780    $8,799
    Ratio of expenses to average net assets      1.28%*         1.27%*        1.25%     1.27%      1.30%      1.30%     1.34%
    Ratio of net investment income/(loss)
      to average net assets                     (0.41)%*        1.06%*        0.22%     0.47%      0.59%      0.53%     0.74%
    Ratio of expenses to average net            (1.32)%*        1.27%*        1.26%     1.28%      1.31%      1.31%     1.34%
      assets*
    Portfolio turnover(2)                           4%            22%            7%        8%        22%         3%       13%

------------
  * During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
 **  Annualized.
***  Not Annualized.

(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

Fifth Third Worldwide Fund
Investment C Shares

                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                    $ 11.62
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                                    0.01
  Net realized and unrealized gains from
   investment transactions                                 0.63
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.64
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                          --
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                          $ 12.26
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       8.50%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             1.88%(b)
  Net investment income                                    0.85%(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                    $   100
  Portfolio turnover rate(c)                                974%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Strategic Income Fund
Investment C Shares

                                                      Period Ended
                                                   December 31, 2001*
Per Share Data                                     ------------------
Net Asset Value, Beginning of Period                     $10.53
---------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                                    0.16
  Net realized and unrealized losses from
   investment transactions                                (0.10)
---------------------------------------------------------------------
  Increase in Net Assets Resulting from
   Operations                                              0.06
---------------------------------------------------------------------
Distributions to Shareholders from:
  Net investment income                                   (0.09)
  Net realized gains from investment transactions            --
---------------------------------------------------------------------
  Total Dividends and Distributions                       (0.09)
---------------------------------------------------------------------
---------------------------------------------------------------------
Net Asset Value, End of Period                           $10.50
---------------------------------------------------------------------
---------------------------------------------------------------------
Total Return (excludes sales charge)                       0.62%(a)
---------------------------------------------------------------------

---------------------------------------------------------------------
Ratios/Supplemental Data
Ratios to Average Net Assets:
  Net expenses                                             2.39%(b)
  Net investment income                                    8.97%(b)
---------------------------------------------------------------------
Supplemental Data:
  Net assets at end of period ($000)                     $1,755
  Portfolio turnover rate(c)                                 34%
---------------------------------------------------------------------
---------------------------------------------------------------------

* Reflects operations for the period from October 29, 2001 (date of commencement of operations) to December 31, 2001.

(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

Fifth Third Michigan Municipal Bond Fund
Class A Shares

                                              Six Months Ended   Period                   Year Ended December 31,
                                                 January 31,      Ended         -------------------------------------------
Per Share Data                                      2002         2001(3)        2000      1999     1998      1997      1996
                                                ------------     -------        ----      ----     ----      ----      ----
                                                 (unaudited)
Net asset value, beginning of period              $10.24          $10.09       $ 9.92    $10.26   $10.20    $10.07    $10.11

Income from investment operations:
   Net investment income                           0.19            0.23         0.41      0.39     0.39      0.39      0.38
   Net realized and unrealized gains
      (losses) on investments and
      futures contracts                            0.06            0.16         0.18     (0.34)    0.07      0.14     (0.05)

   Total from investment operations                 0.25            0.39         0.59      0.05     0.46      0.53      0.33

Distributions to shareholders:
   Net investment income                           (0.19)          (0.23)       (0.41)    (0.39)   (0.39)    (0.40)    (0.37)
   Net realized gains on investments and
      futures contracts                            (0.05)          (0.01)       (0.01)      --     (0.01)      --        --

   Total dividends and distributions               (0.24)          (0.24)       (0.42)    (0.39)   (0.40)    (0.40)    (0.37)

Net change in net asset value                       0.01            0.15         0.17     (0.34)    0.06      0.13     (0.04)

Net asset value, end of period                    $10.25          $10.24       $10.09    $ 9.92   $10.26    $10.20    $10.07

Total return(1)                                     2.46%(4)        4.02%(4)     6.05%     0.51%    4.60%     5.38%     3.36%

Ratios/Supplemental Data
   Net assets, end of period (000's)              $3,653          $3,569       $3,629    $4,378   $5,946    $4,413    $2,422
   Ratio of expenses to average net assets          0.84%(5)        0.84%(5)     0.83%     0.86%    0.84%     0.84%     0.85%
   Ratio of net investment income/(loss) to
      average net assets                            3.60%(5)        3.85%(5)     4.01%     3.83%    3.82%     3.88%     3.68%

   Ratio of expenses to average net assets*         0.90%(5)        0.96%(5)     0.94%     0.97%    0.95%     0.95%     0.95%

   Portfolio turnover(2)                             17%             19%          36%       14%      51%       13%       24%

--------------
* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.
(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Class Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by $(0.00), and increase the ratio of net investment income to average net assets from 3.84% to 3.85%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.
(4)  Not Annualized.
(5)  Annualized.

Financial Highlights

Fifth Third Ohio Municipal Bond Fund
Class A Shares



                                                 Six Months Ended                Year Ended July 31,
                                                    January 31,   --------------------------------------------
Per Share Data                                         2002       2001     2000      1999     1998        1997
                                                    -----------   ----     ----      ----     ----        ----
                                                    (unaudited)
Net asset value, beginning of period                 $ 10.28    $  9.89   $ 10.02  $ 10.29  $  10.31   $  10.01

Income from investment operations:
    Net investment income                               0.19       0.39      0.39     0.46      0.42       0.43
    Net realized and unrealized gains/(losses)
      from investments                                  0.01       0.39     (0.11)   (0.29)     0.02       0.30

    Total from investment operations                    0.20       0.78      0.28     0.17      0.44       0.73

Distributions to shareholders from:
    Net investment income                              (0.19)     (0.39)    (0.39)   (0.38)    (0.42)     (0.43)
    Net realized gain on investments                     --         --      (0.02)   (0.06)    (0.04)       --

    Total distributions                                (0.19)     (0.39)    (0.41)   (0.44)    (0.46)     (0.43)

Net asset value, end of period                       $ 10.29     $10.28   $  9.89  $ 10.02  $  10.29   $  10.31

Total return (excludes sales charge)                    1.91%++    8.04%     2.85%    1.63%     4.38%      7.49%

Net assets at end of period (000's)                  $15,498    $14,516   $13,257  $22,008  $188,966   $168,800
    Ratios of Expenses to Average Net Assets:           1.04%+     1.01%     1.01%    1.00%     0.74%      0.75%
    Ratios of net investment income/(loss)
      to average net assets                             3.74%+     3.83%     3.88%    3.68%     4.09%      4.27%
    Ratio of Expense to Average Net Assets(a)           1.07%      1.07%     1.05%    1.21%     1.17%      1.12%
    Portfolio turnover(b)                                 15%        26%       26%      47%       42%        49%

--------

(a) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Annualized
++   Not Annualized

Financial Highlights

Fifth Third Ohio Municipal Bond Fund
Class B Shares



                                                       Six Months Ended     Period Ended
Per Share Data                                         January 31, 2002     July 31, 2001*
                                                       ----------------     --------------
                                                         (unaudited)

Net asset value, beginning of period                      $ 10.10              $ 9.90

Income from investment operations:
    Net investment income                                    0.15                0.30
    Net realized and unrealized gains from investments       0.01                0.20

    Total from investment operations                         0.16                0.50

Distributions to shareholders from:
    Net investment income                                   (0.15)              (0.30)

    Total distributions                                     (0.15)              (0.30)

Net asset value, end of period                            $ 10.11             $ 10.10

Total return (excludes sales charge)                         1.59%(a)            5.17%(a)

Net assets at end of period (000's)                       $ 2,107             $   898
    Ratios of expenses to Average Net Assets:                1.80%(b)            1.78%(b)
    Ratios of net investment income/(loss)
      to average net assets                                  2.92%(b)            2.99%(b)
    Ratio of Expense to Average Net Assets(c)                1.83%(b)            1.84%(b)

    Portfolio turnover(d)                                      15%                 26%

---------
* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights



Fifth Third Ohio Municipal Bond Fund
Class C Shares


                                                 Six Months
                                                   Ended                    Year Ended July 31,
                                                 January 31,       -------------------------------------------
Per Share Data                                      2002           2001      2000      1999      1998     1997
                                                ------------       ----      ----      ----      ----     ----
                                                 (unaudited)
Net asset value, beginning of period                 $10.25       $ 9.87    $10.01    $10.28    $10.31   $10.00


Income from investment operations:
    Net investment income                              0.15         0.33      0.34      0.33      0.35     0.36
    Net realized and unrealized gains/(losses)         0.01         0.38     (0.12)    (0.21)     0.01     0.31
      from investments

    Total from investment operations                   0.16         0.71      0.22      0.12      0.36     0.67

Distributions to shareholders from:
    Net investment income                             (0.15)       (0.33)    (0.34)    (0.33)    (0.35)   (0.36)
    Net realized gain on investments                    --           --      (0.02)    (0.06)    (0.04)     --

    Total distributions                               (0.15)       (0.33)    (0.36)    (0.39)    (0.39)   (0.36)

Net asset value, end of period                       $10.26       $10.25    $ 9.87    $10.01    $10.28   $10.31

Total return (excludes sales charge)                   1.55%++      7.31%     2.25%     1.13%     3.56%    6.84%

Net assets at end of period (000's)                  $2,122       $1,516    $  990    $1,071    $  584   $  248
Ratios of Expenses to Average Net Assets:              1.79%+       1.72%     1.52%     1.55%     1.49%    1.50%
    Ratios of net investment income/(loss)
      to average net assets                            2.98%+       3.12%     3.30%     3.05%     3.33%    3.51%
    Ratio of Expense to Average Net Assets(a)          1.82%        1.89%     1.81%     1.93%     1.82%    1.77%
    Portfolio turnover(b)                                15%          26%       26%       47%       42%      49%

--------------

(a) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Annualized
++   Not Annualized

Financial Highlights


Fifth Third Municipal Bond Fund
Class A Shares



                                            Six Months
                                              Ended         Period                 Year Ended December 31,
                                            January 31,     Ended        -------------------------------------------
Per Share Data                                 2002        2001(3)       2000      1999      1998      1997     1996
                                           ------------    -------       ----      ----      ----      ----     ----
                                            (unaudited)
Net asset value, beginning of period           $10.78       $10.71      $ 9.98    $10.77    $10.67    $10.29   $10.52

Income from investment operations:
    Net investment income                        0.21         0.26        0.44      0.42      0.42      0.42     0.41
    Net realized and unrealized gains
      (losses) on investments and
      futures contracts                          --          0.11        0.73     (0.78)     0.15      0.42    (0.05)

    Total from investment operations             0.21         0.37        1.17     (0.36)     0.57      0.84     0.36

Distributions to shareholders
    Net investment income                       (0.21)       (0.25)      (0.44)    (0.42)    (0.42)    (0.43)   (0.43)
    Net realized gains on investments
      and futures contracts                     (0.25)       (0.05)        --      (0.01)    (0.05)    (0.03)   (0.16)

    Total dividends and distributions           (0.46)       (0.30)      (0.44)    (0.43)    (0.47)    (0.46)   (0.59)

Net change in net asset value                   (0.25)        0.07        0.73     (0.79)     0.10      0.38    (0.23)

Net asset value, end of period                 $10.53       $10.78      $10.71    $ 9.98    $10.77    $10.67   $10.29

Total return(1)                                  1.97%(4)     3.58%(4)   11.97%    (3.40%)    5.43%     8.32%    3.53%

Ratios/Supplemental Data
    Net assets, end of period (000's)          $1,469       $1,114      $1,479    $1,554    $1,938    $1,712    $ 936
    Ratio of expenses to average net             1.05%(5)     1.04%(5)    1.03%     1.07%     1.06%     1.04%    1.07%
      assets
    Ratio of net investment income/(loss) to     3.77%(5)     3.98%(5)    4.36%     4.05%     3.91%     4.05%    4.14%
      average net assets
    Ratio of expenses to average net             1.11%(5)     1.06%(5)    1.04%     1.08%     1.07%     1.05%    1.07%
      assets*
    Portfolio turnover(2)                     43%          89%        119%      109%       53%       16%      40%

-------------

* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by $(0.00) and increase the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.

(4)  Not Annualized.
(5)  Annualized.

Financial Highlights


Fifth Third Bond Fund
Class A Shares



                                               Six Months
                                                 Ended        Period                 Year Ended December 31,
                                               January 31,    Ended         -----------------------------------------
Per Share Data                                     2002       2001(3)       2000      1999     1998     1997     1996
                                               -----------    -------       ----      ----     ----     ----     ----
                                               (unaudited)
Net asset value, beginning of period           $  9.95        $ 9.71       $ 9.25   $ 10.32  $ 10.29   $10.16   $10.82

Income from investment operations:
    Net investment income                        0.33          0.27         0.59      0.58     0.62     0.63     0.66
    Net realized and unrealized gains
      (losses) on investments                    (0.20)         0.30         0.46     (1.06)    0.28     0.35    (0.56)

    Total from investment operations              0.13          0.57         1.05     (0.48)    0.90     0.98     0.10

Distributions to shareholders
    Net investment income                        (0.27)        (0.33)       (0.59)    (0.58)   (0.63)   (0.65)   (0.64)
    Net realized gains on investments              --            --          --       (0.01)   (0.24)   (0.20)   (0.03)

    Total dividends and distributions            (0.27)        (0.33)       (0.59)    (0.59)   (0.87)   (0.85)   (0.76)

Net change in net asset value                    (0.14)         0.24         0.46     (1.07)    0.03     0.13    (0.66)

Net asset value, end of period                 $  9.81        $ 9.95       $ 9.71   $  9.25  $ 10.32   $10.29   $10.16

Total return(1)                                   1.28%(4)      6.05%(4)    11.65%    (4.76%)   9.04%   10.19%    1.16%

Ratios/Supplemental Data
    Net assets, end of period (000's)          $19,463        $6,190      $ 6,663   $10,614  $10,629   $5,611   $2,722
    Ratio of expenses to average net assets       1.07%(5)      1.08%(5)     1.07%     1.08%    1.08%    1.07%    1.08%
    Ratio of net investment income/(loss) to
      average net assets                          4.44%(5)      4.61%(5)     6.27%     5.99%    5.97%    6.38%    6.31%
    Ratio of expenses to average net assets*      1.13%(5)      1.09%(5)     1.07%     1.09%    1.09%    1.08%    1.08%
    Portfolio turnover(2)                          106%          131%         135%       90%     108%      84%     102%

----------

* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.61%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.

(4)  Not Annualized.
(5)  Annualized.

Financial Highlights


Fifth Third Intermediate Municipal Bond Fund
Class A Shares


                                       Six Months
                                          Ended       Period                 Year Ended December 31,
                                       January 31,    Ended         -----------------------------------------
Per Share Data                            2002        2001(3)       2000      1999     1998     1997     1996
                                       -----------    -------       ----      ----     ----     ----     ----
                                       (unaudited)
Net asset value, beginning of period     $ 10.78      $ 10.63      $ 10.20   $ 10.76  $ 10.68  $ 10.42  $10.52

Income from investment operations:
    Net investment income                  0.17         0.25         0.44      0.43     0.42     0.43    0.42
    Net realized and unrealized gains
      (losses) on investments and futures
      contracts                            0.06         0.16         0.43     (0.56)    0.11     0.26   (0.09)
    Total from investment operations        0.23         0.41         0.87     (0.13)    0.53     0.69    0.33

Distributions to shareholders:
    Net investment income                  (0.18)       (0.24)       (0.44)    (0.42)   (0.42)   (0.43)  (0.43)
    Net realized gains on investments
      and futures contracts                (0.24)       (0.02)         --      (0.01)   (0.03)     --      --
    Total dividends and distributions      (0.42)       (0.26)       (0.44)    (0.43)   (0.45)   (0.43)  (0.43)

Net change in net asset value              (0.19)        0.15         0.43     (0.56)    0.08     0.26   (0.10)

Net asset value, end of period           $ 10.59      $ 10.78       $10.63   $ 10.20  $ 10.76  $ 10.68  $10.42

Total return(1)                             2.18%(4)     3.91%(4)     8.72%    (1.27%)   5.09%    6.80%   3.17%

Ratios/Supplemental Data
    Net assets, end of period (000's)    $ 4,851      $ 5,204      $ 2,989   $ 3,745  $ 4,038  $ 3,534  $3,368
    Ratio of expenses to average net
      assets                                0.99%(5)     0.99%(5)     0.97%     0.98%    0.98%    0.97%   0.98%
    Ratio of net investment income/(loss)
      to average net assets                 3.42%(5)     3.96%(5)     4.18%     3.97%    3.97%    4.06%   4.09%
    Ratio of expenses to average net
      assets*                                            1.00%(5)     0.98%     0.99%    0.99%    0.98%   0.98%
    Portfolio turnover(2)                     30%          36%          59%       63%      40%      23%     35%

-----------
* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by $(0.00) and increase the ratio of net investment income to average net assets from 3.92% to 3.96%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.

(4)  Not Annualized.
(5)  Annualized.

Financial Highlights

Fifth Third Intermediate Bond Fund

Class A Shares


                                              Six Months
                                                Ended         Period                 Year Ended December 31,
                                               January 31,    Ended        -----------------------------------------
Per Share Data                                    2002        2001(3)      2000      1999     1998     1997     1996
                                              ------------    -------      ----      ----     ----     ----     ----
                                               (unaudited)
Net asset value, beginning of period             $ 9.93        $ 9.68     $ 9.40    $10.08   $ 9.93   $ 9.78    $10.14

Income from investment operations:
    Net investment income                          0.33          0.25       0.57      0.54     0.54     0.57      0.58
    Net realized and unrealized gains
      (losses) on investments                     (0.12)         0.32       0.28     (0.68)    0.16     0.15     (0.32)

    Total from investment operations               0.21          0.57       0.85     (0.14)    0.70     0.72      0.26

 Distributions to shareholders:
    Net investment income                         (0.25)        (0.32)     (0.57)    (0.54)   (0.55)   (0.57)    (0.62)
    Net realized gains on investments                             --         --        --       --       --        --

    Total dividends and distributions             (0.25)        (0.32)     (0.57)    (0.54)   (0.55)   (0.57)    (0.62)

 Net change in net asset value                    (0.04)         0.25       0.28     (0.68)    0.15     0.15     (0.36)

 Net asset value, end of period                  $ 9.89        $ 9.93     $ 9.68    $ 9.40   $10.08   $ 9.93    $ 9.78

 Total return(1)                                   2.11%(4)      5.98%(4)   9.44%    (1.36%)   7.26%    7.62%     2.76%

 Ratios/Supplemental Data
    Net assets, end of period (000's)           $31,328        $8,467     $9,130   $11,537  $12,313   $6,972    $7,327
    Ratio of expenses to average net assets        1.03%(5)      1.03%(5)   1.01%     1.02%    1.01%    1.00%     1.02%
    Ratio of net investment income/(loss) to
      average net assets                           4.27%(5)      4.26%(5)   6.04%     5.58%    5.51%    5.79%     5.92%
    Ratio of expenses to average net assets*       1.06%(5)      1.03%(5)   1.02%     1.03%    1.02%    1.01%     1.03%
    Portfolio turnover(2)                            110%          141%       168%       84%     106%     114%      135%

----------
* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.

(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.03) increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.70% to 4.26%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.

(4)  Not Annualized.
(5)  Annualized.

Financial Highlights

Fifth Third Short Term Bond Fund
Class A Shares*

                                                      Six Months Ended   Period            Year Ended December 31,
                                                         January 31,     Ended     --------------------------------------
Per Share Data                                              2002        2001(3)    2000     1999     1998    1997    1996
                                                      ----------------  -------    ----     ----     ----    ----    ----
                                                         (unaudited)
Net asset value, beginning of period                       $ 9.82       $ 9.65    $ 9.47   $ 9.76   $ 9.74  $ 9.74   $9.95

Income from investment operations:
    Net investment income                                    0.24         0.23      0.56     0.52     0.55    0.57    0.59
    Net realized and unrealized gains (losses) on
      investments                                            0.01         0.25      0.18    (0.30)    0.02    0.02   (0.20)

    Total from investment operations                         0.25         0.48      0.74     0.22     0.57    0.59    0.39

Distributions to Shareholders
    Net investment income                                   (0.24)       (0.31)    (0.56)   (0.51)   (0.55)  (0.59)  (0.60)
    Net realized gains on investments                                      --        --       --       --      --      --

    Total dividends and distributions                       (0.24)       (0.31)    (0.56)   (0.51)   (0.55)  (0.59)  (0.60)

Net change in net asset value                                0.01         0.17      0.18    (0.29)    0.02     --    (0.21)

Net asset value, end of period                             $ 9.83       $ 9.82    $ 9.65   $ 9.47   $ 9.76  $ 9.74   $9.74

Total return(1)                                              2.59%(4)     5.20%(4)  7.96%    2.35%    6.00%   6.26%   4.06%

Ratios/Supplemental Data
    Net assets, end of period (000's)                      $4,894       $3,340     $3,505  $4,573   $6,126  $7,433  $1,667
    Ratio of expenses to average net assets                  0.90%(5)     0.89%(5)   0.88%   0.90%    0.91%   0.88%   0.85%
    Ratio of net investment income/(loss) to
      average net assets                                     4.16%(5)     4.22%(5)   5.88%   5.40%    5.60%   5.75%   6.02%
    Ratio of expenses to average net assets*                 0.91%(5)     1.00%(5)   0.99%   1.02%    1.02%   0.99%   0.96%
    Portfolio turnover(2)                                      50%          56%       73%      60%      72%     89%     32%

----------

* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.
(1) Calculation does not include sales charge. Effective May 1, 1997, the Class A Shares were not assessed a sales charge.
(2) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31. As required, effective January 1, 2000, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Fund was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets from 4.67% to 4.22%. Per share, ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.
(4)  Not Annualized.
(5)  Annualized.

Financial Highlights

Fifth Third U.S. Government Bond Fund
Class A Shares

                                             Six Months Ended                     Year Ended July 31,
                                                January 31,       ------------------------------------------------
Per Share Data                                     2002           2001      2000      1999       1998       1997
                                             ----------------     ----      ----      ----       ----       ----
                                                (unaudited)
Net asset value, beginning of period             $ 10.06         $ 9.55    $ 9.64    $ 9.82     $ 9.75      $ 9.55

Income from investment operations:
    Net investment income                           0.21           0.50      0.48      0.55       0.52        0.54
    Net realized and unrealized gains/
      (losses) from investments                     0.08           0.51     (0.09)    (0.26)      0.07        0.19

    Total from investment operations                0.29           1.01      0.39      0.29       0.59        0.73

Distributions to shareholders from:
    Net investment income                          (0.21)         (0.50)    (0.48)    (0.47)     (0.52)      (0.53)
    Total distributions                            (0.21)         (0.50)    (0.48)    (0.47)     (0.52)      (0.53)

Net asset value, end of period                   $ 10.14        $ 10.06    $ 9.55    $ 9.64     $ 9.82      $ 9.75

Total return (excludes sales charge)                2.92%++       10.76%     4.20%     2.89%      6.17%       7.83%
    Net assets at end of period (000's)           $7,175         $4,076    $2,818    $5,192    $41,550     $42,414
Ratio of Expenses to Average Net Assets:
    Ratios of Net investment income/(loss)
      to average net assets                         3.95%+         4.93%     4.95%     4.62%      5.30%       5.56%
    Ratio of Expense to Average Net Assets(a)       1.24%+         1.24%     1.19%     1.28%      1.28%       1.25%
    Portfolio turnover(b)                             70%            77%       46%       93%       155%        169%

----------

(a) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Annualized
++   Not Annualized

Financial Highlights

Fifth Third U.S. Government Bond Fund

Class C Shares


                                      Six Months Ended                  Year Ended July 31,
                                         January 31,      ------------------------------------------------
Per Share Data                              2002         2001      2000      1999       1998         1997
                                        ------------     ----      ----      ----       ----         ----
                                         (unaudited)
Net asset value, beginning of period       $ 10.01      $ 9.52    $ 9.61    $ 9.80     $ 9.75       $ 9.56

Income from investment operations:
    Net investment income                     0.18        0.44      0.43      0.41       0.46         0.46
    Net realized and unrealized gains
      (losses) from investments               0.06        0.49     (0.09)    (0.18)      0.04         0.19

    Total from investment operations          0.24        0.93      0.34      0.23       0.50         0.65

Distributions to shareholders from:
    Net investment income                    (0.18)      (0.44)    (0.43)    (0.42)     (0.45)       (0.46)

    Total distributions                      (0.18)      (0.44)    (0.43)    (0.42)     (0.45)       (0.46)

Net asset value, end of period             $ 10.07     $ 10.01    $ 9.52    $ 9.61     $ 9.80       $ 9.75

Total return (excludes sales charge)          2.41%++     9.98%     3.65%     2.31%      5.19%        6.92%

Net assets at end of period (000's)        $ 1,848      $  531    $  198    $  431     $  118       $   75
Ratios of Expenses to Average Net Assets:     1.80%+      1.71%     1.48%     1.40%      1.50%        1.50%
    Ratios of net investment income/(loss)
       to average net assets                  3.01%+      4.17%     4.41%     4.20%      4.56%        4.82%
    Ratio of Expense to Average Net
      Assets (a)                              1.99%+      2.05%     1.92%     1.94%      1.93%        1.90%
    Portfolio turnover(b)                       70%         77%       46%       93%       155%         169%

---------

(a) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+    Annualized
++   Not Annualized

Financial Highlights

Fifth Third Prime Money Market Fund

Class A Shares


                                         Six Months Ended                      Year Ended July 31,
                                           January 31,      ---------------------------------------------------
Per Share Data                                2002          2001       2000        1999        1998        1997
                                          -------------     ----       ----        ----        ----        ----
                                           (unaudited)
Net asset value, beginning of period        $ 1.00        $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00

Income from investment operations:
    Net investment income                     0.02          0.05       0.05        0.04        0.05        0.05
    Total from investment operations          0.02          0.05       0.05        0.04        0.05        0.05

Less distributions:
    Distributions to shareholders from
      net investment income                  (0.02)        (0.05)     (0.05)      (0.04)      (0.05)      (0.05)
    Total distributions                      (0.02)        (0.05)     (0.05)      (0.04)      (0.05)      (0.05)

Net asset value, end of period              $ 1.00        $ 1.00     $ 1.00      $ 1.00      $ 1.00      $ 1.00

Total return                                  1.12%++       5.14%      5.27%       4.53%       5.25%       5.11%
    Net assets at end of period (000's)   $501,196      $356,091   $215,082     $75,024     $36,552     $33,438

Ratios of Expenses to Average Net Assets:     0.78%         0.78%      0.77%       0.75%       0.52%       0.52%
    Ratios of net investment income/
      (loss) to average net assets            1.67%+        4.86%      5.29%       4.39%       5.13%       4.99%
    Ratio of Expense to Average Net
      Assets(a)                               0.88%         0.88%      0.87%       0.88%       0.99%       0.96%

------------

(a) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

+    Annualized

++   Not annualized

Financial Highlights

Fifth Third Prime Money Market Fund

Class B Shares*


                                                                                      Period Ended
                                                                    Period Ended        July 31,
                                                                  January 31, 2002       2001*
Per Share Data                                                    ----------------    ------------
                                                                    (unaudited)
Net asset value, beginning of period                                  $ 1.00            $ 1.00

Income from investment operations:
    Net investment income                                               0.01              0.03
    Total from investment operations                                    0.01              0.03

Less distributions:
    Distributions to shareholders from net investment income           (0.01)            (0.03)
    Total distributions                                                (0.01)            (0.03)

Net asset value, end of period                                        $ 1.00            $ 1.00

Total return                                                            0.73%(b)          3.10%(b)
    Net assets at end of period (000's)                               $1,794           $ 1,021

Ratios of Expenses to Average Net Assets:                               1.57%(c)          1.53%(c)
    Ratios of net investment income/(loss) to average net assets        0.90%(c)          3.63%(c)
    Ratio of Expense to Average Net Assets(a)                           1.61%(c)          1.63%

---------
* Reflects operations for the period from October 11, 2000 (date of commencement of operations) to July 31, 2001.

(a) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

(b)  Not Annualized.
(c)  Annualized.

Financial Highlights

Fifth Third Government Money Market Fund
Class A Shares*



                                          Period Ended                  Year Ended July 31,
                                           January 31,   -----------------------------------------------
Per Share Data                                2002       2001       2000       1999       1998      1997
                                          ------------   ----       ----       ----       ----      ----
                                           (unaudited)
Net asset value, beginning of period        $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00

Income from investment operations:
    Net investment income                     0.01        0.05       0.05       0.04       0.05      0.05

    Total from investment operations          0.01        0.05       0.05       0.04       0.05      0.05

Less distributions:
    Distributions to shareholders from net
      investment income                      (0.01)      (0.05)     (0.05)     (0.04)     (0.05)    (0.05)

    Total distributions                      (0.01)      (0.05)     (0.05)     (0.04)     (0.05)    (0.05)


Net asset value, end of period              $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00

Total return                                  1.05%++     5.02%      5.10%      4.41%      5.13%     5.00%

    Net Assets at end of period (000's)   $260,287    $248,064   $264,393   $381,105   $150,286  $110,543

Ratios of Expenses to Average Net Assets:     0.81%+      0.75%      0.77%      0.75%      0.52%     0.51%
    Ratios of net investment income/
      (loss) to average net costs             1.03%+      4.92%      4.93%      4.26%      5.02%     4.90%
    Ratio of Expense to Average Net
      Assets(a)                               0.84%+      0.85%      0.89%      0.92%      0.99%     0.95%

--------

(a) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

+    Annualized
++   Not Annualized

Financial Highlights


Fifth Third Michigan Municipal Money Market Fund

Class A Shares*


                                            Six Months Ended    Period                 Year Ended December 31,
                                               January 31,       Ended      ---------------------------------------------
Per Share Data                                    2002            2001       2000      1999      1998       1997      1996
                                            ----------------    ------       ----      ----      ----       ----      ----
                                              (unaudited)
Net asset value, beginning of period            $ 1.00           $ 1.00     $ 1.00    $ 1.00    $ 1.00     $ 1.00    $1.00
    Net investment income                         0.01             0.02       0.04      0.03      0.03       0.03     0.03
    Less dividends from net investment
      income                                     (0.01)           (0.02)     (0.04)    (0.03)    (0.03)     (0.03)   (0.03)

Net change in net asset value                      --               --         --        --        --         --        --

Net asset value, end of period                  $ 1.00           $ 1.00     $ 1.00    $ 1.00    $ 1.00     $ 1.00     $1.00

Total return                                      0.73%/\          1.57%/\    3.70%     2.86%     3.06%      3.31%     3.11%

Net assets, end of period (000's)               $  192           $  215     $  160    $  658    $  346     $  289     $ 782

Ratios/Supplemental Data
    Ratio of expenses to average net assets       0.76%/\/\        0.79%/\/\  0.54%     0.53%     0.54%      0.52%     0.54%
    Ratio of net investment income/(loss) to
      average net assets                          1.45%/\/\        2.67%/\/\  3.44%     2.82%     3.02%      3.22%     3.06%
    Ratio of expenses to average net assets*      0.85%/\/\        0.88%/\/\  0.63%     0.63%     0.64%      0.63%     0.64%

--------
* During various periods, certain fees were voluntarily reduced. The ratios shown do not include these voluntary fee reductions.

/\   Not Annualized.
/\/\ Annualized.

(1) For the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

Financial Highlights

Fifth Third Municipal Money Market Fund

Class A Shares**


                                                                   Year Ended                            Year Ended
                                           Six Months Ended         July 31,         Period Ended       September 30,
                                              January 31,       ----------------       July 31,       ----------------
Per Share Data                                   2002           2001        2000        1999*         1998        1997
                                           ----------------     ----        ----        -----         ----        ----
                                             (unaudited)
Net asset value, beginning of period            $ 1.00          $ 1.00      $ 1.00       $ 1.00       $ 1.00      $ 1.00

Income from investment operations:
    Net investment income                         0.01            0.03        0.03         0.03         0.03        0.03
    Total from investment operations              0.01            0.03        0.03         0.03         0.03        0.03

Less distributions:
    Distributions to shareholders
      from net investment income                 (0.01)          (0.03)      (0.03)       (0.03)       (0.03)      (0.03)
    Total distributions                          (0.01)          (0.03)      (0.03)       (0.03)       (0.03)      (0.03)

Net asset value, end of period                  $ 1.00          $ 1.00      $ 1.00       $ 1.00       $ 1.00      $ 1.00

Total return                                      0.83%(a)        3.37%       3.40%        2.18%(a)     2.74%       2.72%
    Net assets at end of period
      (000's)                                  $46,475         $40,981     $29,693      $26,715      $44,494     $60,284

Ratios of Expenses to Average Net Assets:         0.39%(b)        0.36%       0.38%        0.75%(b)     0.71%       0.80%
    Ratios of net investment income/(loss) to
      average net assets                          1.63%(b)        3.26%       3.33%        2.60%(b)     2.88%       2.79%
    Expense waiver/reimbursement(c)               0.84%(b)        0.99%       1.08%        1.19%(b)     0.71%       0.80%

--------
*    Reflects operations for the period from October 1, 1998 through July 31,
     1999.
** Information for the period from September 21, 1998 is for the Tax Exempt Money Market Fund, the predecessor fund of the Fifth Third Tax Exempt Money Market Fund.
(a)  Not annualized.
(b)  Annualized.

(c) During various periods, certain fees were voluntarily reduced. The rates shown do not include these voluntary fee reductions.

--------------------------------------------------------------------------------


Fifth Third Funds                      Fifth Third Funds
Stock and Bond Mutual Funds            3435 Stelzer Road
Money Market Mutual Funds              Columbus, Ohio 43219
Class A Shares
Class B Shares
Class C Shares

--------------------------------------------------------------------------------

Investment Advisor                     Fifth Third Asset Management Inc.
                                       38 Fountain Square Plaza
                                       Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Investment Advisor                     Heartland Capital Management, Inc.
(Large Cap Opportunity Fund only)      251 North Illinois Street
                                       Suite 300
                                       Indianapolis, Indiana 46204
--------------------------------------------------------------------------------

Sub-Advisor                            Morgan Stanley Investment Management Inc.
(International Equity Fund only)       1221 Avenue of the Americas
                                       New York, New York 10020
--------------------------------------------------------------------------------

Distributor                            Fifth Third Funds Distributor, Inc.
                                       3435 Stelzer Road
                                       Columbus, Ohio 43219
--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend    Fifth Third Bank
Disbursing Agent, and Administrator    38 Fountain Square Plaza
                                       Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Sub-Administrator and Sub-Fund         BISYS Fund Services Limited Partnership
Accountant                             3435 Stelzer Road
                                       Columbus, Ohio 43219
--------------------------------------------------------------------------------

Sub-Transfer Agent                     BISYS Fund Services Ohio, Inc.
                                       3435 Stelzer Road
                                       Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                   PricewaterhouseCoopers LLP
                                       100 East Broad Street
                                       21st Floor
                                       Columbus, Ohio 43215
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

Annual/Semi-annual Reports:
The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of annual and semi-annual reports, the SAI, prospectuses of other Fifth Third Funds, or request other information and discuss your questions about the Funds by contacting a broker or other financial institution that sells the Funds. In addition, you may contact the Funds at:

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                            Telephone: 1-800-282-5706
                          Internet: http://www.53.com*
               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:
 . For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.
 . At no charge from the Commission's Website at http://www.sec.gov.

                            [LOGO] Fifth Third Funds

                    Investment Company Act file no. 811-5669.

[LOGO]

ABC-ALL-R (10/01)

                                FIFTH THIRD FUNDS
                        (formerly Fountain Square Funds)

                  Combined Statement of Additional Information
                                 August 1, 2002

This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated August 1, 2002:

         Fifth Third Quality Growth Fund
         Fifth Third Disciplined Large Cap Value Fund
         Fifth Third Large Cap Opportunity Fund
         Fifth Third Balanced Fund
         Fifth Third Mid Cap Growth Fund
         Fifth Third International Equity Fund
         Fifth Third Intermediate Bond Fund
         Fifth Third Bond Fund
         Fifth Third U.S. Government Bond Fund
         Fifth Third Intermediate Municipal Bond Fund
         Fifth Third Ohio Municipal Bond Fund
         Fifth Third Technology Fund
         Fifth Third Government Money Market Fund
         Fifth Third Prime Money Market Fund
         Fifth Third Municipal Money Market Fund
         Fifth Third Ohio Tax Exempt Money Market Fund
         Fifth Third U.S. Treasury Money Market Fund
         Fifth Third Multi Cap Value Fund
         Fifth Third Micro Cap Value Fund
         Fifth Third Strategic Income Fund
         Fifth Third Worldwide Fund
         Fifth Third Institutional Government Money Market Fund
         Fifth Third Institutional Money Market Fund
         Fifth Third Michigan Municipal Money Market Fund
         Fifth Third International GDP Fund
         Fifth Third Small Cap Growth Fund
         Fifth Third Equity Index Fund
         Fifth Third Large Cap Core Fund
         Fifth Third Short Term Bond Fund
         Fifth Third Michigan Municipal Bond Fund
         Fifth Third Municipal Bond Fund

This Statement of Additional Information is incorporated in its entirety into the Prospectuses. This SAI should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(800) 282-5706. This SAI is not a prospectus.

                                Fifth Third Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                TABLE OF CONTENTS

                                                                                               Page
                                                                                               ----
GENERAL INFORMATION ABOUT THE TRUST............................................................   1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS................................................   4
   Investment Objectives.......................................................................   4
   Investment Limitations......................................................................   4
   Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice..............   7
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES......................  10
   Types of Investments........................................................................  10
   Portfolio Turnover..........................................................................  21
   Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund)....  22
   Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund)...........  24
FIFTH THIRD FUNDS MANAGEMENT...................................................................  25
   Trustee Liability...........................................................................  41
   Codes of Ethics.............................................................................  41
INVESTMENT ADVISORY SERVICES...................................................................  41
   Investment Advisors to the Trust............................................................  41
   Advisory Fees...............................................................................  42
   Administrative Services.....................................................................  44
   Custody of Fund Assets......................................................................  46
   Transfer Agent and Dividend Disbursing Agent................................................  46
   Legal Counsel...............................................................................  47
BROKERAGE TRANSACTIONS.........................................................................  47
PURCHASING SHARES..............................................................................  49
   Distribution Plan and Administrative Services Agreement.....................................  49
   Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares.................  50
   Conversion of Class B Shares to Class A Shares..............................................  50
   Conversion to Federal Funds.................................................................  50
   Exchanging Securities for Fund Shares.......................................................  50
   Payments to Dealers.........................................................................  50
REDEEMING SHARES...............................................................................  51
   Redemption in Kind..........................................................................  51
   Postponement of Redemptions.................................................................  51
DETERMINING NET ASSET VALUE....................................................................  51
   Determining Market Value of Securities......................................................  51
   Valuing Municipal Bonds.....................................................................  52
   Use of Amortized Cost.......................................................................  52
   Monitoring Procedures.......................................................................  52
   Investment Restrictions.....................................................................  52

                       GENERAL INFORMATION ABOUT THE TRUST

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988.

The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This prospectus relates to the following funds (collectively, the "Funds"):

The "Equity Funds":

        Fifth Third Quality Growth Fund
        Fifth Third Disciplined Large Cap Value Fund
        Fifth Third Large Cap Opportunity Fund
        Fifth Third Balanced Fund
        Fifth Third Mid Cap Growth Fund
        Fifth Third Technology Fund
        Fifth Third International Equity Fund
        Fifth Third Multi Cap Value Fund
        Fifth Third Micro Cap Value Fund
        Fifth Third Strategic Income Fund
        Fifth Third Worldwide Fund
        Fifth Third International GDP Fund
        Fifth Third Small Cap Growth Fund
        Fifth Third Equity Index Fund
        Fifth Third Large Cap Core Fund

        The "Bond Funds":

        Fifth Third Bond Fund
        Fifth Third Short Term Bond
        Fund Fifth Third Intermediate Bond Fund
        Fifth Third U.S. Government Bond Fund

        The "Municipal Bond Funds":

        Fifth Third Municipal Bond Fund
        Fifth Third Intermediate Municipal Bond Fund
        Fifth Third Michigan Municipal Bond Fund
        Fifth Third Ohio Municipal Bond Fund

        The "Money Market Funds":

        Fifth Third Government Money Market Fund
        Fifth Third Prime Money Market Fund
        Fifth Third Municipal Money Market Fund
        Fifth Third U.S. Treasury Money Market Fund
        Fifth Third Institutional Money Market Fund
        Fifth Third Institutional Government Money Market Fund
        Fifth Third Michigan Municipal Money Market Fund
        Fifth Third Ohio Tax Exempt Money Market Fund

        Currently, the Trust offers shares of the following Funds and shares of the following classes of each Fund:


                     Funds                        Institutional   Advisor   Service   Class A   Class B   Class C
                     -----                        -------------   -------   -------   -------   -------   -------
Fifth Third Quality Growth Fund
("Quality Growth Fund")                                 X            X                   X         X         X
-----------------------                                 -            -                   -         -         -

Fifth Third Disciplined Large Cap Value Fund
 ("Disciplined Large Cap Value Fund")                   X                                X         X         X
-------------------------------------                   -                                -         -         -

Fifth Third Large Cap Opportunity Fund

("Large Cap Opportunity Fund")                          X                                     X               X               X
------------------------------                          -                                     -               -               -

Fifth Third Balanced Fund
("Balanced Fund")                                       X            X                        X               X               X
----------------                                        -            -                        -               -               -

Fifth Third Mid Cap Growth Fund
("Mid Cap Growth Fund")                                 X            X                        X               X               X
-----------------------                                 -            -                        -               -               -

Fifth Third International Equity
Fund ("International Equity Fund")                      X                                     X               X               X
----------------------------------                      -                                     -               -               -

Fifth Third Intermediate Bond Fund
("Intermediate Bond Fund")                              X                                     X               X               X
--------------------------                              -                                     -               -               -

Fifth Third Bond Fund
("Bond Fund")                                           X            X                        X               X               X
-------------                                           -            -                        -               -               -

Fifth Third U.S. Government
Bond Fund ("Government Bond Fund")                      X                                     X               X               X
----------------------------------                      -                                     -               -               -

Fifth Third Intermediate Municipal Bond Fund
("Intermediate Municipal Bond Fund")                    X                                     X               X               X
------------------------------------                    -                                     -               -               -

Fifth Third Ohio Municipal Bond Fund
("Ohio Municipal Bond Fund")                            X                                     X               X               X
----------------------------                            -                                     -               -               -

Fifth Third Technology Fund
("Technology Fund")                                     X            X                        X               X               X
-------------------                                     -            -                        -               -               -

Fifth Third Government Money Market Fund
("Government Money Market Fund")                        X                                     X
--------------------------------                        -                                     -

Fifth Third Prime Money Market Fund
("Prime Money Market Fund")                             X            X                        X               X               X
---------------------------                             -            -                        -               -               -

Fifth Third Municipal Money Market Fund
("Municipal Money Market Fund")                         X                                     X
-------------------------------                         -                                     -

Fifth Third Ohio Tax Exempt Money Market Fund
("Ohio Tax Exempt Money Market Fund")                   X*                                    X*
-------------------------------------                   --                                    --

Fifth Third U.S. Treasury Money Market Fund
("U.S. Treasury Money Market Fund")                     X                       X
------------------------------------                    -                       -

Fifth Third Multi Cap Value Fund
("Multi Cap Value Fund")                                X            X                        X               X               X
------------------------                                -            -                        -               -               -

Fifth Third Micro Cap Value Fund
("Micro Cap Value Fund")                                X            X                        X               X               X
------------------------                                -            -                        -               -               -

Fifth Third Strategic Income Fund
("Strategic Income Fund")                               X            X                                                        X
-------------------------                               -            -                                                        -

Fifth Third Worldwide Fund
("Worldwide Fund")                                      X            X                                                        X
------------------                                      -            -                                                        -

Fifth Third Institutional Government Money Market
Fund ("Institutional Government Money Market Fund")     X            X                        X               X               X
---------------------------------------------------     -            -                        -               -               -

Fifth Third Institutional Money Market Fund
("Institutional Money Market Fund")                     X                       X
-----------------------------------                     -                       -

Fifth Third Michigan Municipal Money Market
Fund ("Michigan Municipal Money Market Fund")           X                                     X
---------------------------------------------           -                                     -

Fifth Third International GDP Fund
("International GDP Fund")                              X                                     X               X               X
--------------------------                              -                                     -               -               -

Fifth Third Small Cap Growth Fund
("Small Cap Growth Fund")                               X            X                        X               X               X
-------------------------                               -            -                        -               -               -

Fifth Third Equity Index Fund
("Equity Index Fund")                                   X            X                        X               X               X
---------------------                                   -            -                        -               -               -

Fifth Third Large Cap Core Fund

("Large Cap Core Fund")                                 X                                     X               X               X
-----------------------                                 -                                     -               -               -

Fifth Third Short Term Bond Fund
("Short Term Bond Fund")                                X                                     X               X*              X*
------------------------                                -                                     -               --              --

Fifth Third Michigan Municipal Bond Fund
("Michigan Municipal Bond Fund")                        X                                     X               X               X
--------------------------------                        -                                     -               -               -

Fifth Third Municipal Bond Fund
("Municipal Bond Fund")                                 X            X                        X               X               X
                                                        -            -                        -               -               -

* These shares are currently not available to the public.

     Each Fund, is an "open-end" management investment company, and other than the Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, is a "diversified" company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

     Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Advisor, Service, Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two- thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

     As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

     The Trustees are responsible for managing the business and affairs of the Trust. All Funds are advised by Fifth Third Asset Management Inc. (the "Advisor"), except for the Large Cap Opportunity Fund, which is advised by Heartland Capital Management, Inc. ("Heartland"). Fifth Third Asset Management Inc. and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp. Morgan Stanley Investment Management Inc. (the "Subadvisor") serves as investment sub-advisor to the International Equity Fund.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

Investment Objectives

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

Investment Limitations

Stock and Bond Funds

For purposes of this section, "Investment Limitations--Stock and Bond Funds," the term "Funds" shall mean the Equity Funds, the Bond Funds and the Municipal Bond Funds but not the Money Market Funds.


Fundamental Limitations

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.


Issuing Senior Securities and Borrowing Money.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Large Cap Opportunity Fund) may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.


Selling Short and Buying on Margin.

None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund and Large Cap Opportunity Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


Pledging Assets.

The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.


Lending Cash or Securities.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.


Investing in Commodities.

None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Ohio Municipal Bond Fund, Government Bond Fund, Intermediate Municipal Bond Fund and Large Cap Opportunity Fund) may engage in transactions involving commodity futures contracts or options on commodity futures contracts.


Investing in Real Estate.

None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


Diversification of Investments.

With respect to 75% of the value of their respective total assets, none of the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund and Worldwide Fund will purchase securities issued by any one issuer (other than cash, cash items, securities of investment companies, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result (i) more than 5% of the value of its total assets would be invested in the securities of that issuer or (ii) the Funds described herein would hold more than 10% of the outstanding voting securities of any one issuer.

With respect to 75% of the value of their respective total assets, none of the Funds (with the exception of the Funds described in the preceding paragraph and the Ohio Municipal Bond Fund) will purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. None of the Funds (other than the Funds described in the preceding paragraph and the Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund) will acquire more than 10% of the outstanding voting securities of any one issuer.


Dealing in Puts and Calls.

The Large Cap Opportunity Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.


Concentration of Investments.


Each of the Quality Growth Fund, Large Cap Opportunity Fund, Balanced Fund, Mid Cap Growth Fund, Technology Fund, International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, International GDP Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund will not invest 25% or more of the value of its total assets in any one industry, except that each of these Funds may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Strategic Income Fund, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.


The Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

Underwriting.

None of the Funds will underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.


Non-Fundamental Limitations

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.


Investing in Illiquid Securities.

The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

For the Strategic Income Fund and Worldwide Fund, shares of open-ended investment companies will be considered illiquid if the Strategic Income Fund or Worldwide Fund holds over 1% of the issuing investment company's total outstanding securities.


Investing in Securities of Other Investment Companies.

The Funds will limit their respective investments in other investment companies to no more than 3% of the total outstanding voting stock of any investment company. The Funds (except the Strategic Income Fund and Worldwide Fund) will invest no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

Concentration of Investments


The Worldwide Fund will not invest more than 25% of its total assets in the securities of underlying funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in underlying funds, the Fund indirectly may invest more than 25% of its assets in one industry.


Underlying funds are not themselves considered to be included in an industry for purposes of the preceding limitation and will typically constitute over 25% of the Fund's total assets.

Strategic Income Fund
The Strategic Income Fund will not invest in the securities of underlying Funds which concentrate (i.e., invest more than 25% of their assets) in the same industry. Underlying funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

With respect to investments other than those in underlying funds ("non-investment company holdings"), the Strategic Income Fund will not invest 25% or more of the value of non-investment company holdings in any one industry except that the Fund may invest more than 25% of the value of non-investment company holdings in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.


Investing in Put Options.

The International Equity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.


Writing Covered Call Options.

The International Equity Fund and Worldwide Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Ohio Municipal Bond Fund and Municipal Bond Fund do not expect to borrow money or pledge securities in excess of 5% of the value of their respective net assets during the coming fiscal year.


Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Small Cap Growth Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of small cap companies.

The Mid Cap Growth Fund, under normal circumstances, invest at least 80% of its assets in equity securities of mid cap companies.

The Large Cap Core Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Technology Fund, under normal circumstances, invests at least 80% of its assets in the equity securities of technology companies.

The Equity Index Fund, under normal circumstances, invests at least 80% of its assets in equity securities that comprise an equity index.

The Disciplined Large Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The Large Cap Opportunity Fund, under normal circumstances, invests at least 80% of its assets in equity securities of large cap companies.

The International Equity Fund, under normal circumstances, invests at least 80% of its assets in equity securities.

The Michigan Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations issued by the State of Michigan or its political subdivisions.

The Ohio Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond securities issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio.

The Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bond obligations.

The Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Intermediate Municipal Bond Fund, under normal circumstances, invests at least 80% of its assets in municipal bonds.

The Intermediate Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The Short Term Bond Fund, under normal circumstances, invests at least 80% of its assets in bonds.

The U.S. Government Bond Fund (formerly the Fifth Third U.S. Government Securities Fund), under normal circumstances, invests at least 80% of its assets in U.S. government bonds.

The Multi Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of multi cap companies.

The Micro Cap Value Fund, under normal circumstances, invests at least 80% of its assets in equity securities of micro cap companies.


Money Market Funds

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Bond Funds or the Municipal Bond Funds.

Fundamental Limitations

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.


Selling Short and Buying on Margin.

None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.


Issuing Senior Securities and Borrowing Money.

None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (except for the Government Money Market
Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

Neither the Government Money Market Fund nor the Municipal Money Market Fund will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.


Pledging Securities or Assets.

The Prime Money Market Fund will not pledge securities. The Government Money Market Fund, Municipal Money Market Fund, U.S. Treasury Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.


Investing in Commodities, Commodity Contracts, or Real Estate.

The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


Underwriting.

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not engage in underwriting of securities issued by others.


Lending Cash or Securities.

The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets (except that the U.S. Treasury Money Market Fund may not loan any of its assets). This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.


Acquiring Voting Securities.

The Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.


Diversification of Investments.

With respect to 75% of the value of its total assets, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except repurchase agreements and U.S. government obligations. The total amount of the remaining 25% of the value of the Prime Money Market Fund's total assets may be invested in a single issuer if the Advisor believes such a strategy to be prudent. The Prime Money Market Fund considers the type of bank obligations it purchases to be cash items.

With respect to 75% of the value of its total assets, the Municipal Money Market Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds are considered to be issuers.


Concentration of Investments.

Each of the Prime Money Market Fund, Institutional Government Money Market Fund, and Institutional Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its net assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its net assets in instruments of foreign banks.

Each of the Municipal Money Market Fund, the Michigan Municipal Money Market Fund, and the Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or variable rate demand municipal securities supported by letters of credit or guarantees.


Dealing in Puts and Calls.

The Government Money Market Fund, Prime Money Market Fund, Municipal Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, Institutional Government Money Market Fund, and Institutional Money Market Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.


Ohio Tax Exempt Money Market Fund

The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.

Non-Fundamental Limitations

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.


Investing in Securities of Other Investment Companies.

The Prime Money Market Fund will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets.

The Funds will limit investments in securities of other investment companies as required by the 1940 Act as follows. Under the 1940 Act, investment company securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets. Additionally, the 1940 Act permits a Fund to purchase securities of an investment company if, with respect to each such Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (i) more than 3% of the acquired company's outstanding voting securities.


Investing in Illiquid Securities.

None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.


Additional Non-Fundamental Policies for the Funds Requiring Shareholder Notice

The following policies are non-fundamental but require a notice to shareholders at least 60 days prior to any change. For purposes of the following policies, the term "assets" means net assets, plus the amount of any borrowings for investment purposes.

The Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. government securities.

The Michigan Municipal Money Market Fund, under normal circumstances, invests at least 80% of its total assets in municipal obligations issued by the State of Michigan and its localities.

The Municipal Money Market Fund, under normal circumstances, invests at least 80% of its assets in municipal securities.

The Institutional Government Money Market Fund, under normal circumstances, invests at least 80% of its assets in U.S. government securities.


ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES

Types of Investments


Bank Instruments.

The Prime Money Market Fund, Municipal Money Market Fund, Bond Fund, Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, Disciplined Large Cap Value Fund, Intermediate Bond Fund, Large Cap Opportunity Fund, Intermediate Municipal Bond Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, Worldwide Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Ohio Tax Exempt Money Market Fund, International GDP Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Prime Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, and Michigan Municipal Money Market Fund may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

Bear Funds

The Worldwide Fund may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500 Index(R) or to hedge an existing portfolio of securities or mutual fund shares.

Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite likely result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes.

Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. These bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.


Closed-End Investment Companies

Funds in which the Strategic Income Fund and Worldwide Fund invest may invest in closed-end investment companies. Shares of closed-end investment companies will be acquired by investors in transactions not involving a public offering. These shares will be "restricted securities" and may be required to be held until the Fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will at the option of the Fund be required to provide the Fund with a legal opinion, in form and substance satisfactory to the Fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the Fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the Fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the Fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the Fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The Fund may withhold consent to such an assumption at its absolute discretion.


Futures and Options Transactions.

All of the Funds (subject to the exceptions noted below) and funds in which the Worldwide Fund invests may engage in futures and options transactions as described below to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of shares of the Funds, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.


Futures Contracts.

The Funds (except the Money Market Funds (other than the Government Money Market
Fund), Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund) and the funds in which the Worldwide Fund invests may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made.

Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund is to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. The International Equity Fund may also invest in securities index futures contracts when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.


Stock Index Options.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Micro Cap Value Fund, Strategic Income Fund, Worldwide Fund, and Municipal Bond Fund) may purchase put options on stock indices listed on national securities exchanges or traded in the over- the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor (or the Subadvisor, as applicable) to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.


Put Options on Financial Futures Contracts.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) and the funds in which the Worldwide Fund invests may purchase listed put options on financial futures contracts (and the International Equity Fund may purchase such put options over-the-counter). The Funds would use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, or in the case of the International Equity Fund, when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

The International Equity Fund may write listed put options on financial futures contracts to hedge its portfolio or when the Subadvisor believes such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

Call Options on Financial Futures Contracts.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) and the funds in which the Worldwide Fund invests may write listed call options or over-the- counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, or in the case of International Equity Fund, when the Subadvisor believes such investment is more efficient, liquid or cost- effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

The International Equity Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.


Limitation on Open Futures Positions.

No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.


"Margin" in Futures Transactions.

Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.


Purchasing Put Options on Portfolio Securities.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Municipal Bond Fund) and the funds in which the Worldwide Fund invests may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

Writing Covered Call Options on Portfolio Securities.

The Funds (other than the Money Market Funds, Ohio Municipal Fund, Intermediate Municipal Bond Fund, Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund) and the funds in which the Worldwide Fund invests may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).


Over-the-Counter Options.

The Funds (other than the Money Market Funds, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, the Large Cap Opportunity Fund, Multi Cap Value Fund, Micro Cap Value Fund, and Strategic Income Fund) and the funds in which the Worldwide Fund invests may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.


Collateralized Mortgage Obligations ("CMOs").

The U.S. Government Bond Fund, Bond Fund, Balanced Fund, Short Term Bond Fund, Intermediate Bond Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, and the Municipal Bond Fund may invest in CMOs.

Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, collateralized mortgage obligations (CMO's), asset backed securities and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.


Convertible Securities.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Large Cap Opportunity Fund, Disciplined Large Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Municipal Bond Fund and the funds in which the Worldwide Fund invests may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

Each of these Funds will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, the Subadvisor or Heartland, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor, the Subadvisor or Heartland, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor, the Subadvisor or Heartland, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

Guaranteed Investment Contracts.

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.


Warrants.

The Quality Growth Fund, Technology Fund, Mid Cap Growth Fund, Balanced Fund, International Equity Fund, Disciplined Large Cap Value Fund, International GDP Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund and the funds in which the Worldwide Fund invests may invest in warrants except as limited above. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


Municipal Securities.

The Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund may invest in Ohio municipal securities which have the characteristics set forth in their respective prospectus. The Intermediate Municipal Bond Fund and the Municipal Money Market Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. The Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; government lease certificates purchased by the Fund will not contain nonappropriation clauses; (b) municipal notes and tax-exempt commercial paper;
(c) serial bonds; (e) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (f) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (g) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (h) general obligation bonds.


Participation Interests.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, International GDP Fund, Small Cap Growth Fund, Equity Index Fund, Large Cap Core Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Ohio Municipal Bond Fund, the Intermediate Municipal Bond Fund, and the Municipal Money Market Fund may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).


Stripped Obligations.

The Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, U.S. Treasury Money Market Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, Bond

Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, U.S. Government Bond Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. These Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar- denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.


Variable Rate Municipal Securities.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money

Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Short Term Bond Fund, Michigan Municipal Bond Fund, Balanced Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Municipal Bond Fund may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.


Loan Participation Notes.

The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Municipal Bond Fund, Bond Fund, Intermediate Municipal Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Prime Money Market Fund, Government Money Market Fund, Municipal Money Market Fund, and Michigan Municipal Money Market Fund may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.


Municipal Leases.

The Ohio Municipal Bond Fund, Ohio Tax Exempt Money Market Fund, Intermediate Municipal Bond Fund, Municipal Money Market Fund, Institutional Government Money Market Fund, Institutional Money Market Fund, Michigan Municipal Money Market Fund, Michigan Municipal Bond Fund, and the Municipal Bond Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects);
(d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.


Stand-by Commitments.

The Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Money Market Fund and Municipal Money Market Fund may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.


Cash.

From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash will reduce the Fund's return and, in the case of bond funds and money market funds, the Fund's yield.


Foreign Currency Transactions.

The International Equity Fund, International GDP Fund, and the funds in which the Worldwide Fund invests may engage in foreign currency transactions.


Currency Risks.

The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the International Equity Fund and International GDP Fund value their assets daily in U.S. dollars, they might not convert their holdings of foreign currencies to U.S. dollars daily. The International Equity Fund and International GDP Fund may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Fund buys and sells currencies.

The International Equity Fund, the International GDP Fund, and the funds in which the Worldwide Fund may invest will engage in foreign currency exchange transactions in connection with their portfolio investments. The International Equity Fund and International GDP Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.


Forward Foreign Currency Exchange Contracts.

The International Equity Fund, International GDP Fund, and the funds in which the Worldwide Fund may invest may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor and Subadvisor believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in the Funds' best interest to do so. The International Equity Fund will not speculate in foreign currency exchange.

Neither the International Equity Fund nor the International GDP Fund will enter into forward foreign currency exchange contracts or maintain a net exposure in such contracts when it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or, in the case of a "cross-hedge" denominated in a currency or currencies that the Advisor or Subadvisor, as applicable, believes will tend to be closely correlated with that currency with regard to price movements. Generally, the International Equity Fund and International GDP Fund will not enter into a forward foreign currency exchange contract with a term longer than one year.


Foreign Currency Options.

The International Equity Fund and International GDP Fund may engage in foreign currency options, and the funds in which the Worldwide Fund may invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the International Equity Fund and International GDP Fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if the International Equity Fund or International GDP Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if the International Equity Fund or International GDP Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.


Special Risks Associated with Foreign Currency Options.

Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and the International Equity Fund's and International GDP Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the International Equity Fund and International GDP Fund will not purchase or write such options unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.


Foreign Currency Futures Transactions.

By using foreign currency futures contracts and options on such contracts, the International Equity Fund, International GDP Fund and the funds in which the Worldwide Fund may invest may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The International Equity Fund, International GDP Fund and the funds in which the Worldwide Fund invests may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.


Special Risks Associated with Foreign Currency Futures Contracts and Related Options.

Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the International Equity Fund and International GDP Fund will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Subadvisor, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the International Equity Fund and International GDP Fund because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


U.S. Government Obligations.

The types of U.S. government obligations in which any of the Funds may invest include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds, and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     .    the full faith and credit of the U.S. Treasury;

     .    the issuer's right to borrow from the U.S. Treasury; or the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentality issuing the obligations.


Variable Rate U.S. Government Securities.

Some of the short-term U.S. government securities that the Money Market Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.


When-Issued and Delayed Delivery Transactions.

Each Fund (other than the Multi Cap Value Fund, Micro Cap Value Fund, Strategic Income Fund, and Worldwide Fund) may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.


Repurchase Agreements.

Each Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor, the Subadvisor or Heartland, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.


Reverse Repurchase Agreements.

Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


Lending of Portfolio Securities.

Each Fund (other than the U.S. Treasury Money Market Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


Restricted and Illiquid Securities.

Each Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) securities, as determined by the Advisor, the Subadvisor or Heartland, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.


Temporary and Defensive Investments.

Each Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash or short-term debt securities for temporary defensive purposes. Each of the Short Term Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Michigan Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, the Subadvisor or Heartland, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

Portfolio Turnover

The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The following is a list of the portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year:

                                                 Fiscal year ended      Fiscal year ended     Fiscal year ended
                                                 -----------------      -----------------     -----------------

                                                     July 31, 2001          July 31, 2000         July 31, 1999
                                                     =============          =============         =============
Government Bond Fund                                       77%                    46%                  93%
--------------------

Bond Fund                                                 131%(***)              135%(**)              90%(**)
---------

Ohio Municipal Bond Fund                                   26%                    26%                  47%
------------------------

Quality Growth Fund                                        20%                    21%                  34%
-------------------

Mid Cap Growth Fund                                        26%                    42%                  49%
-------------------

Balanced Fund                                              77%                   122%                 128%
-------------

International Equity Fund                                  42%                    86%                  42%
-------------------------

Disciplined Large Cap Value Fund                           19%                    37%                  69%
--------------------------------

Intermediate Bond Fund                                    141%(***)              168%(**)              84%(**)
----------------------

Intermediate Municipal Bond Fund                           36%(***)               59%(**)              63%(**)
--------------------------------

Large Cap Opportunity Fund                                139%                    53%                  51%
--------------------------

Technology Fund                                            50%                    11%(*)
---------------

Multi Cap Value Fund                                       80%(**)               121%(**)              78%(**)
--------------------

Micro Cap Value Fund                                       47%(**)               116%(**)              96%(**)
--------------------

Strategic Income Fund                                      34%(**)                48%(**)              51%(**)
---------------------

Worldwide Fund                                            974%(**)              1204%(**)            1172%(**)
--------------

International GDP Fund                                     22%(***)                7%(**)               8%(**)
----------------------

Small Cap Growth Fund                                      13%(***)               28%(**)              19%(**)
---------------------

Equity Index Fund                                           4%(***)                9%(**)               9%(**)
-----------------

Large Cap Core Fund                                         5%(***)               14%(**)               9%(**)
-------------------

Short Term Bond Fund                                       56%(***)               73%(**)              60%(**)
--------------------

Michigan Municipal Bond Fund                               19%(***)               36%(**)              14%(**)
----------------------------

Municipal Bond Fund                                        89%(***)              119%(**)             109%(**)
-------------------

*       Reflects the period from June 5, 2000 through July 31, 2000.
**      For the fiscal year ended December 31st.
*** Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31.

Investment Risks (Michigan Municipal Money Market Fund and Michigan Municipal Bond Fund)

The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. However it has been undergoing certain basic changes in its underlying structure and these changes continued in 2001. These changes reflect a diversifying economy which is somewhat less reliant on the automobile industry.

Total wage and salary employment is estimated to have grown by 0.9% in 2000. The rate of unemployment is estimated to have been 3.4% in 2000, below the national average for the seventh consecutive year. Personal income grew at an estimated 6.1% annual rate in 2000.

During the past six years ending with the year 2000, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, a substantial part of which were transferred to the State's counter-cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 2000 is estimated to have been in excess of $1.2 billion. These favorable trends did not continue in 2001, as the Michigan economy felt the effects of the downturn in the national economy. In July, 2001 the Legislature began making adjustments in State expenditures and projected revenues which almost certainly will include withdrawals from the Budget and Economic Stabilization Fund.

Among the budget uncertainties facing the State during the next several years are whether the recently-enacted school finance reform package will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international monetary or financial crises will adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

The State Constitution provides that proposed expenditures and revenues of any State operating fund must be in balance and that any prior year's surplus or deficit must be included in the succeeding year's budget for that fund.

The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

The State Constitution limits State general obligation debt to (i) short- term debt for State operating purposes, (ii) short-and long-term debt for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenues received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts for the ensuing two calendar years. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2000, the State had approximately $900 million of general obligation bonds outstanding.

The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

As of July, 2001, the ratings on State of Michigan general obligation bonds are "Aaa" by Moody's and "AAA" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2001.

The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

On March 15, 1994, Michigan voters approved a property tax and school finance reform measure known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.3% in 2000 and 4.2% in 2001, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.


Investment Risks (Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market
Fund)

The State of Ohio's economy is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has been declining. Job growth in the state has been primarily in business services and distribution sectors. The state is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. Because the State of Ohio and certain municipalities have large exposure to these industries, trends in these industries, over the , may impact the demographic and financial position of the State of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases.

Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate in particular may affect its own credit standing. For both the State of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund.

Ohio ended fiscal year 2001 with a General Revenue Fund balance of $219,414,000. Ohio has also maintained a "rainy day" fund, the Budge Stabilization Fund, which had a balance of approximately $1 billion as of the end of fiscal year 2001. Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the constitutional requirement that the state provide a "thorough and efficient system of common schools." In May 2000, the Ohio Supreme Court, in a 4-3 decision, concluded, as it had in 1997, that the state failed to fully comply with that requirement. On June 20, 2001, the Ohio Supreme Court heard oral arguments regarding the system of school funding. This poses significant but manageable challenges and should not threaten the overall fiscal stability of Ohio.

Ohio has established procedures for municipal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of financially troubled municipality. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 28 Ohio municipalities declared in fiscal emergency. As of December, 2000, only six remain under stewardship. Under this law, a municipality is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, fiscal emergency protection was extended to counties and townships.

The foregoing discussion only highlights some of the significant financial trends and problems affecting the State of Ohio and underlying municipalities.

    Special Restriction on Fifth Third Government Money Market Fund

    The Fund will invest at least 65% of total assets in short-term obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities.

    Special Restriction on Fifth Third U.S. Treasury Money Market Fund

    The Fund will invest at least 65% of total assets in short-term obligations issued by the U.S. Treasury.

                          FIFTH THIRD FUNDS MANAGEMENT

     The Trustees and officers of the Funds, their ages, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035

                                                 Independent Trustees
                                                 --------------------

           (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                     Number of
      Name, Address         Position(s)   Office and       Principal Occupation(s)      Portfolios        Other
         and Age               Held        Length of       During the Past 5 Years       in Fund      Directorships
                             with the     Time Served                                    Complex     Held by Trustee
                              Funds                                                    Overseen by
                                                                                         Trustee
David J. Durham              Trustee      Indefinite,   President and Chief                 31             N/A
Birthdate: 5/10/1945                      June 2001-    Executive Officer of Clipper
                                            Present     Products, Inc., a wholesale
                                                        distributor, 1997-present.
                                                        Independent Contractor,
                                                        1995-1997

J. Joseph Hale Jr.           Trustee      Indefinite,   President of the Cincinnati         31             N/A
Birthdate: 9/11/1949                         March      Gas & Electric Co., The
                                         2001-Present   Union Light Heat & Power
                                                        Co., Vice-President,
                                                        Corporate Communications
                                                        Cinergy Corp., and President
                                                        of Cinergy Foundation, Inc.
                                                        (formerly PSI Foundation)

John E. Jaymont              Trustee      Indefinite,   AVP, PIANKO, Feb. 2002-             31       Printing
Birthdate:  12/5/1944                       October     present.  Real estate                        Industries of
                                         2001- Present  management consultant, April                 America-Director,
                                                        2000-Feb. 2002.  President,                  Master Printers
                                                        Metroweb Corp. (publications                 of America
                                                        printing) 1997-2000.                         Printing
                                                                                                     Industries of
                                                                                                     America-Director,
                                                                                                     Web Offset
                                                                                                     Associates

                              Independent Trustees*
                              ---------------------

           (1)               (2)              (3)                    (4)                   (5)             (6)

                                            Term of                                     Number of
      Name, Address       Position(s)     Office and       Principal Occupation(s)      Portfolios        Other
         and Age             Held          Length of       During the Past 5 Years       in Fund      Directorships
                           with the       Time Served                                    Complex     Held by Trustee
                            Funds                                                      Overseen by
                                                                                         Trustee
Edward Burke Carey       Chairman-Board   Indefinite,   President   of  Carey  Realty       31       The Foundation
Birthdate:  7/2/1945     of Trustees        January     Investments, Inc.                            of the Catholic
                                         1989-Present                                                Diocese of
                                                                                                     Columbus-Trustee
                                                                                                     Ohio and
                                                                                                     Kentucky
                                                                                                     Chapter of the
                                                                                                     Counselors of
                                                                                                     Real
                                                                                                     Estate-Trustee,
                                                                                                     Chairman

_____________
* Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

                                    Officers
                                    --------

           (1)                 (2)            (3)                    (4)                   (5)             (6)

                                            Term of                                     Number of
      Name, Address        Position(s)    Office and       Principal Occupation(s)      Portfolios        Other
         and Age               Held        Length of       During the Past 5 Years       in Fund      Directorships
                             with the        Time                                        Complex     Held by Trustee
                              Funds         Served                                     Overseen by
                                                                                         Trustee
Jeffrey C. Cusick           President     Indefinite,   Employee of BISYS Fund             N/A             N/A
Birthdate: 5/19/1959                         June       Services Inc.
                                         2001-Present

Rodney L. Ruehle               Vice       Indefinite,   Employee of BISYS Fund             N/A             N/A
Birthdate: 4/26/1968        President,       Vice-      Services Limited Partnership
                            Secretary     President-
                                           September
                                         2001-Present
                                          Secretary-
                                          September
                                         1999-Present

Adam S. Ness                Treasurer     Indefinite,   Employee of BISYS Fund             N/A             N/A
Birthdate: 10/14/1972                      September    Services Limited Partnership
                                         2001-Present   since June 1998. Prior to
                                                        that time, employee of KPMG
                                                        LLP

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                        Positions Held with Affiliated Persons or Principal
   Name                 Underwriters of the Funds
   ----                 ---------------------------------------------------

Jeffrey C. Cusick       BISYS Fund Services, Vice President
Rodney L. Ruehle        BISYS Fund Services, Director of Administrative Services

Adam S. Ness        BISYS Fund Services, Director of Financial Services

Committees of the Board of Trustees

Audit Committee

     The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, and Jaymont serve on this Committee. For the year ended December 31, 2001, there were two meetings of the Audit Committee.

Nominating Committee

     The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Hale, Durham, and Jaymont serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds. During the year ended December 31, 2001, the Nominating Committee met two times.


Securities Ownership

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2001:

                                                                   Aggregate Dollar Range of Equity
                                    Dollar Range of Equity           Securities in All Registered
                                          Securities               Investment Companies Overseen by
         Name of Trustee            in the Funds of Funds     Trustee in Family of Investment Companies
         ---------------            ---------------------     -----------------------------------------
Edward Burke Carey                              $0                               *$100,000

J. Joseph Hale, Jr., Trustee                    $0                                  $0

David J. Durham, Trustee                        $0                                  $0

John E. Jaymont, Trustee                        $0                                  $0

___________________
* denotes greater than

For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2001:

                          Name of Owners
                                and
                           Relationships
    Name of Trustee         to Trustee        Company       Title of Class   Value of Securities    Percent of Class
    ---------------         ----------        -------       --------------   -------------------    ----------------
J. Joseph Hale, Jr.             N/A             N/A              N/A                 N/A                  N/A

David J. Durham                 N/A             N/A              N/A                 N/A                  N/A

John E. Jaymont                 N/A             N/A              N/A                 N/A                  N/A

As of June 21, 2002, the Officers and Trustees owned less than 1% of any class of any Fund.

Trustees Compensation

                                    Aggregate Compensation from the        Total Compensation from Funds and Fund
                                   Funds for the Fiscal Year Ending    Complex Paid to Trustees for the Fiscal Year
    Name of Person, Position                 July 31, 2001                          Ending July 31, 2001
    ------------------------                 -------------                          --------------------
Edward Burke Carey, Trustee                    $13,750                                    $13,750
J. Joseph Hale, Jr., Trustee                   $ 6,250                                    $ 6,250
David J. Durham, Trustee                         N/A                                        N/A
John E. Jaymont, Trustee                         N/A                                        N/A

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of June 21, 2002:

Name, Address                          Record                      Beneficial

                      Small Cap Growth Fund - Institutional

Fifth Third
Steelcase P/S Balanced Fund
4420 44/th/ St., Suite A
Grand Rapids, MI 49512                   6.28%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    46.94%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    30.30%

                       Mid Cap Growth Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza
Cincinnati, OH 45263                    45.68%

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza
Cincinnati, OH 45263                    23.65%

Fifth Third Bank
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263                    29.92%

                         Technology Fund - Institutional

Fifth Third Bank
Expediter
38 Fountain Square Plaza
Cincinnati, OH 45263                    19.35%

Fifth Third Bank Trust
38 Fountain Square Plaza 1090 F2
Cincinnati, OH 45263                    25.80%

Fifth Third Bank Trust
38 Fountain Square Plaza 1090 F2
Cincinnati, OH 45263                    54.64%

                   Large Cap Opportunity Fund - Institutional

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                 8.24%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                8.24%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                13.75%
Cincinnati, OH 45263

Fifth Third Bank
Expediter
38 Fountain Square Plaza                37.17%
Cincinnati, OH 45263

                       Quality Growth Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                46.99%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                19.35%
Cincinnati, OH 45263

Fifth Third Bank
Expediter
38 Fountain Square Plaza                32.84%
Cincinnati, OH 45263

                        Equity Index Fund - Institutional

Fifth Third
Steelcase P/S General Fund
4420 44/th/ St., Suite A                 8.40%
Grand Rapids, MI 49512

Fifth Third
Steelcase P/S Balanced Fund
4420 44/th/ St., Suite A                13.37%
Grand Rapids, MI 49512

Bank of New York
Steelcase Inc., 401(k) Plan AC 845206
One Wall Street, 12/th/ Floor
New York, NY 10286                       7.76%                      0%

Fifth Third
Steelcase P/S Long Term Growth Fund
4420 44/th/ St., Suite A                10.45%
Grand Rapids, MI 49512

Link & Company
P.O. Box 630074
Cincinnati, OH 45263                    11.42%                      0%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    22.17%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    20.41%

                      Large Cap Value Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    57.02%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    33.86%

                      Large Cap Growth Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    40.05%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    57.76%

                       Equity Income Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                89.89%
Cincinnati, OH 45263

Fifth Third Bank
Expediter
38 Fountain Square Plaza                 5.77%
Cincinnati, OH 45263

                          Balanced Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                11.37%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                18.95%
Cincinnati, OH 45263

Fifth Third Bank
Expediter
38 Fountain Square Plaza                69.20%
Cincinnati, OH 45263

                    International Equity Fund - Institutional

Fifth Third Bank & Investment Services
38 Fountain Square Plaza
Cincinnati, OH 45263                    56.96%

Fifth Third Bank & Investment Services
38 Fountain Square Plaza
Cincinnati, OH 45263                    31.65%

Fifth Third Bank & Investment Services
38 Fountain Square Plaza
Cincinnati, OH 45263                    11.21%

                     International GDP Fund - Institutional

Fifth Third
Steelcase P/S Balanced Fund
4420 44/th/ St., Suite A                 6.20%
Grand Rapids, MI 49512

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    44.03%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    36.02%

                  Michigan Municipal Bond Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    87.53%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    12.18%

                    Ohio Municipal Bond Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                98.86%
Cincinnati, OH 45263

                       Municipal Bond Fund - Institutional

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    94.46%

                            Bond Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                67.87%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                23.79%
Cincinnati, OH 45263

Link & Company
P.O. Box 630074
Cincinnati, OH 45263                     5.79%                      0%

                Intermediate Municipal Bond Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                96.89%
Cincinnati, OH 45263

                     Intermediate Bond Fund - Institutional

Fifth Third
Steelcase P/S Long Term Growth Fund
4420 44/th/ St., Suite A                 5.21%
Grand Rapids, MI 49512

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                58.29%
Cincinnati, OH 45263

Fifth Third Bank
Trust and Investment Services R
38 Fountain Square Plaza                30.17%
Cincinnati, OH 45263

                      Short Term Bond Fund - Institutional

Old Kent Bank
Steelcase P/S General Fund
4420 44/th/ St., Suite A                32.06%
Grand Rapids, MI 49512

Bank of New York
Steelcase Inc., 401(k) Plan AC845207
One Wall Street, 12/th/ Floor
New York, NY 10286                      13.81%                      0%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    32.44%

Fifth Third Bank
P.O. Box 630074
Cincinnati, OH 45263                    16.29%

                    U.S. Government Bond Fund - Institutional

Fifth Third Bank
Trust and Investment Services C
38 Fountain Square Plaza                44.54%
Cincinnati, OH 45263

                         Small Cap Growth Fund - Advisor

FISERV Securities Inc.
FAO 44839620

2005 Market Street, Ste. 1200           24.70%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16074348
2005 Market Street, Ste. 1200           11.70%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898774
2005 Market Street, Ste. 1200            5.01%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44851693
2005 Market Street, Ste. 1200           11.70%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898750
2005 Market Street, Ste. 1200            6.68%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16048095
2005 Market Street, Ste. 1200            6.79%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16086087
2005 Market Street, Ste. 1200            8.25%                      0%
Philadelphia, PA 19103

                          Mid Cap Growth Fund - Advisor

FISERV Securities Inc.
FAO 45427038
2005 Market Street, Ste. 1200           24.56%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898552
2005 Market Street, Ste. 1200            7.80%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44839620
2005 Market Street, Ste. 1200           39.19%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16072820
2005 Market Street, Ste. 1200            5.39%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45430875
2005 Market Street, Ste. 1200            5.83%                      0%
Philadelphia, PA 19103

                            Technology Fund - Advisor

BISYS Fund Services Ohio Inc.
60 State St., Ste 1300
Boston, MA 02109                        10.52%                  10.52%

FISERV Securities Inc.
FAO 45898552
2005 Market Street, Ste. 1200           75.50%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16798341
2005 Market Street, Ste. 1200            5.76%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16798379
2005 Market Street, Ste. 1200            5.98%                      0%
Philadelphia, PA 19103

                          Quality Growth Fund - Advisor

FISERV Securities Inc.
FAO 45898552
2005 Market Street, Ste. 1200            5.87%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44839620
2005 Market Street, Ste. 1200            7.20%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44851693
2005 Market Street, Ste. 1200            7.25%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898750
2005 Market Street, Ste. 1200            6.21%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16048095
2005 Market Street, Ste. 1200            6.43%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45425195
2005 Market Street, Ste. 1200            6.56%                      0%
Philadelphia, PA 19103

                           Equity Index Fund - Advisor

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA 02109                        31.42%                  31.42%

FISERV Securities Inc.
FAO 16070963
2005 Market Street, Ste. 1200            9.28%                      0%

Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16798402
2005 Market Street, Ste. 1200            7.74%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16812403
2005 Market Street, Ste. 1200            6.19%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16209173
2005 Market Street, Ste. 1200            7.74%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16497220
2005 Market Street, Ste. 1200            7.74%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16070265
2005 Market Street, Ste. 1200            7.74%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16646324
2005 Market Street, Ste. 1200            7.74%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16812262
2005 Market Street, Ste. 1200            5.25%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16209106
2005 Market Street, Ste. 1200            7.74%                      0%
Philadelphia, PA 19103

                             Balanced Fund - Advisor

FISERV Securities Inc.
FAO 45897067
2005 Market Street, Ste. 1200           28.98%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898566
2005 Market Street, Ste. 1200           17.12%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45428764
2005 Market Street, Ste. 1200           46.74%                      0%
Philadelphia, PA 19103

                          Municipal Bond Fund - Advisor

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA 02109                         6.75%                   6.75%

FISERV Securities Inc.
FAO 16064085
2005 Market Street, Ste. 1200           93.18%                      0%
Philadelphia, PA 19103

                               Bond Fund - Advisor

FISERV Securities Inc.
FAO 16497630
2005 Market Street, Ste. 1200            5.39%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44839620
2005 Market Street, Ste. 1200           16.03%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16036974
2005 Market Street, Ste. 1200            6.44%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45427043
2005 Market Street, Ste. 1200           10.65%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16048095
2005 Market Street, Ste. 1200            8.52%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16063953
2005 Market Street, Ste. 1200           10.57%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45425195
2005 Market Street, Ste. 1200           10.57%                      0%
Philadelphia, PA 19103

                        Prime Money Market Fund - Advisor

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA 02109                        31.88%                      0%

FISERV Securities Inc.
FAO 16798402
2005 Market Street, Ste. 1200           15.55%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16209111
2005 Market Street, Ste. 1200           15.55%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16812139
2005 Market Street, Ste. 1200           18.66%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16497220
2005 Market Street, Ste. 1200           15.55%                      0%
Philadelphia, PA 19103

                         Small Cap Growth Fund - Class A

FISERV Securities Inc.
Trade House Account
2005 Market Street, Ste. 1200           34.64%                      0%
Philadelphia, PA 19103

                          Mid Cap Growth Fund - Class A

FISERV Securities Inc.
Trade House Account NonClub 53
2005 Market Street, Ste. 1200           92.27%                      0%
Philadelphia, PA 19103

                            Technology Fund - Class A

FISERV Securities Inc.
Trade House Account NonClub 53
2005 Market Street, Ste. 1200           93.99%                      0%
Philadelphia, PA 19103

                      Large Cap Opportunity Fund - Class A

FISERV Securities Inc.
Trade House Account NonClub 53
2005 Market Street, Ste. 1200           97.34%                      0%
Philadelphia, PA 19103

                          Quality Growth Fund - Class A

FISERV Securities Inc.
Trade House Account NonClub 53
2005 Market Street, Ste. 1200           72.89%                      0%
Philadelphia, PA 19103

                           Equity Index Fund - Class A

FISERV Securities Inc.
Trade House Account
2005 Market Street, Ste. 1200           54.75%                      0%
Philadelphia, PA 19103

                         Large Cap Growth Fund - Class A

FISERV Securities Inc.
Trade House Account
2005 Market Street, Ste. 1200           84.55%                      0%
Philadelphia, PA 19103

                         Large Cap Value Fund - Class A

FISERV Securities Inc.
Trade House Account
2005 Market Street, Ste. 1200           44.14%                      0%
Philadelphia, PA 19103

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                           6.31%                      0%

                          Equity Income Fund - Class A

FISERV Securities Inc.
Trade House Account NonClub 53
2005 Market Street, Ste. 1200           98.13%                      0%
Philadelphia, PA 19103

                             Balanced Fund - Class A

FISERV Securities Inc.
Trade House Account NonClub 53
2005 Market Street, Ste. 1200           95.15%                      0%
Philadelphia, PA 19103

                       International Equity Fund - Class A

FISERV Securities Inc.
Trade House Account
2005 Market Street, Ste. 1200           77.05%                      0%
Philadelphia, PA 19103

Trustlynx & Co.
Account 00T08
P.O. Box 173736                         12.56%                      0%
Denver, CO 80217

FTC & Co.
Account 00542
P.O. Bon 173736                          9.26%                      0%
Denver, CO 80217

                        International GDP Fund - Class A

FISERV Securities Inc.
Trade House Account
2005 Market Street, Ste. 1200           38.21%                      0%
Philadelphia, PA 19103

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                           7.53%                      0%

                     Michigan Municipal Bond Fund - Class A

FISERV Securities Inc.
Trade House Account
2005 Market Street, Ste. 1200           53.53%                      0%
Philadelphia, PA 19103

Northern Trust Co.
Richard U. Light Irrev S Tr

P.O. Box 92956                          17.03%                      0%
Chicago, IL 60675

                       Ohio Municipal Bond Fund - Class A

FISERV Securities Inc.
Trade House Account Non Club53
2005 Market Street, Ste. 1200           99.50%                      0%
Philadelphia, PA 19103

                          Municipal Bond Fund - Class A

FISERV Securities Inc.
Trade House Account
2005 Market Street, Ste. 1200           57.75%                      0%
Philadelphia, PA 19103

Edward W. Bottum
Edward and Gladys Bottum Trust
9357 Spencer Rd.                         7.27%
Brighton, MI 48116

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                          15.12%                      0%

                   Intermediate Municipal Bond Fund - Class A

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                           5.53%                      0%

FISERV Securities Inc.
Trade House Account Non Club 53
2005 Market Street, Ste. 1200           65.63%                      0%
Philadelphia, PA 19103

                        Intermediate Bond Fund - Class A

FISERV Securities Inc.
Trade House Account Non Club 53
2005 Market Street, Ste. 1200           47.28%                      0%
Philadelphia, PA 19103

                         Short Term Bond Fund - Class A

FISERV Securities Inc.
Trade House Account
2005 Market Street, Ste. 1200           89.60%                      0%
Philadelphia, PA 19103

                       U.S. Government Bond Fund - Class A

FISERV Securities Inc.
Trade House Account Non Club 53
2005 Market Street, Ste. 1200           99.16%                      0%
Philadelphia, PA 19103

                        Prime Money Market Fund - Class A

FISERV Securities Inc.

Attn Cash Sweeps Dept.
2005 Market St., 14/th/ Floor           99.68%                      0%
Philadelphia, PA 19103

                     Government Money Market Fund - Class A

FISERV Securities Inc.
Attn Cash Sweeps Dept.
2005 Market St., 14/th/ Floor           91.53%                      0%
Philadelphia, PA 19103

                 Michigan Municipal Money Market Fund - Class A

SEI Trust Company
One Freedom Valley Drive
Oaks, PA 19456                          20.50%                      0%

Leonid Skorin
Kathleen A Skorin
3016 Lake Chapeau Drive                 69.18%                  69.18%
Albert Lea, MN 56007

                      Municipal Money Market Fund - Class A

FISERV Securities Inc.
Attn Cash Sweeps Dept.
2005 Market St., 14/th/ Floor           94.91%                      0%
Philadelphia, PA 19103

                         Small Cap Growth Fund - Class B

FISERV Securities Inc.
FAO 31600047
2005 Market St., Ste. 1200               9.33%                      0%
Philadelphia, PA 19103

                      Large Cap Opportunity Fund - Class B

FISERV Securities Inc.
FAO 31534000
2005 Market St., Ste. 1200              19.00%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16203581
2005 Market St., Ste. 1200              15.89%                      0%
Philadelphia, PA 19103

                           Equity Index Fund - Class B

FISERV Securities Inc.
FAO 31600047
2005 Market St., Ste. 1200               8.55%                      0%
Philadelphia, PA 19103

                         Large Cap Value Fund - Class B

FISERV Securities Inc.
FAO 16229289
2005 Market St., Ste. 1200              13.44%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31412517
2005 Market St., Ste. 1200               9.78%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16157452
2005 Market St., Ste. 1200               8.51%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31620682
2005 Market St., Ste. 1200               5.13%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31643730
2005 Market St., Ste. 1200               8.08%                      0%
Philadelphia, PA 19103

                         Large Cap Growth Fund - Class B

FISERV Securities Inc.
FAO 31695984
2005 Market St., Ste. 1200               8.56%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44827863
2005 Market St., Ste. 1200              17.43%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31696460
2005 Market St., Ste. 1200              12.51%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16207602
2005 Market St., Ste. 1200               5.57%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 30713234
2005 Market St., Ste. 1200               6.95%                      0%
Philadelphia, PA 19103

                       International Equity Fund - Class B

FISERV Securities Inc.
FAO 30713583
2005 Market St., Ste. 1200               6.32%                      0%
Philadelphia, PA 19103

                        International GDP Fund - Class B

FISERV Securities Inc.
FAO 16921077
2005 Market St., Ste. 1200               9.67%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16833504
2005 Market St., Ste. 1200               6.29%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16262744
2005 Market St., Ste. 1200               7.06%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16965556
2005 Market St., Ste. 1200              17.18%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16645678
2005 Market St., Ste. 1200              12.74%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16490172
2005 Market St., Ste. 1200               5.42%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16046082
2005 Market St., Ste. 1200               8.59%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16178176
2005 Market St., Ste. 1200               6.25%                      0%
Philadelphia, PA 19103

                     Michigan Municipal Bond Fund - Class B

FISERV Securities Inc.
FAO 31464912
2005 Market St., Ste. 1200               5.60%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31477981
2005 Market St., Ste. 1200              16.70%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31478612
2005 Market St., Ste. 1200              16.62%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31413239
2005 Market St., Ste. 1200              14.97%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 30714851
2005 Market St., Ste. 1200              20.56%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 30716124
2005 Market St., Ste. 1200               6.29%                      0%
Philadelphia, PA 19103

                          Municipal Bond Fund - Class B

FISERV Securities Inc.
FAO 45224795
2005 Market St., Ste. 1200              16.93%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44838164
2005 Market St., Ste. 1200               5.34%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31413239
2005 Market St., Ste. 1200              11.77%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16063556
2005 Market St., Ste. 1200               6.22%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16181169
2005 Market St., Ste. 1200              49.38%                      0%
Philadelphia, PA 19103

                   Intermediate Municipal Bond Fund - Class B

FISERV Securities Inc.
FAO 31404579
2005 Market St., Ste. 1200               7.32%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31413239
2005 Market St., Ste. 1200              22.89%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16036356
2005 Market St., Ste. 1200              12.11%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16066433
2005 Market St., Ste. 1200              16.85%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16372178
2005 Market St., Ste. 1200               9.65%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16163523
2005 Market St., Ste. 1200              24.15%                      0%
Philadelphia, PA 19103

                        Intermediate Bond Fund - Class B

FISERV Securities Inc.
FAO 45408624
2005 Market St., Ste. 1200               5.33%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31473577
2005 Market St., Ste. 1200               5.60%                      0%
Philadelphia, PA 19103

                        Prime Money Market Fund - Class B

FISERV Securities Inc.
FAO 16185718
2005 Market St., Ste. 1200               6.95%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16049047
2005 Market St., Ste. 1200               7.74%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16189033
2005 Market St., Ste. 1200               6.48%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16623271
2005 Market St., Ste. 1200               5.49%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31039552
2005 Market St., Ste. 1200               6.70%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16202529
2005 Market St., Ste. 1200               5.31%                      0%
Philadelphia, PA 19103

                         Small Cap Growth Fund - Class C

FISERV Securities Inc.
FAO 31037652
2005 Market St., Ste. 1200               7.18%                      0%
Philadelphia, PA 19103

                            Technology Fund - Class C

FISERV Securities Inc.
FAO 16585486
2005 Market St., Ste. 1200               5.17%                      0%

Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31236840
2005 Market St., Ste. 1200               5.49%                      0%
Philadelphia, PA 19103

                      Large Cap Opportunity Fund - Class C

FISERV Securities Inc.
FAO 5.20
2005 Market St., Ste. 1200               5.20%                      0%
Philadelphia, PA 19103

                           Equity Index Fund - Class C

FISERV Securities Inc.
FAO 16062128
2005 Market St., Ste. 1200               5.78%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16207372
2005 Market St., Ste. 1200               5.78%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31526024
2005 Market St., Ste. 1200              13.53%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45944115
2005 Market St., Ste. 1200               6.06%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44490007
2005 Market St., Ste. 1200              27.79%                      0%
Philadelphia, PA 19103

                         Large Cap Value Fund - Class C

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA 02109                        18.80%                  18.80%

FISERV Securities Inc.
FAO 30717604
2005 Market St., Ste. 1200              79.00%                      0%
Philadelphia, PA 19103

                         Large Cap Growth Fund - Class C

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA  02109                        5.06%                      0%

FISERV Securities Inc.
FAO 16797271
2005 Market St., Ste. 1200              46.37%                      0%

Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16497376
2005 Market St., Ste. 1200               7.78%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16366318
2005 Market St., Ste. 1200              15.67%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45669937
2005 Market St., Ste. 1200              25.07%                      0%
Philadelphia, PA 19103

                          Equity Income Fund - Class C

FISERV Securities Inc.
FAO 45738605
2005 Market St., Ste. 1200              10.48%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44816143
2005 Market St., Ste. 1200               5.08%                      0%
Philadelphia, PA 19103

                             Balanced Fund - Class C

FISERV Securities Inc.
FAO 44132877
2005 Market St., Ste. 1200               7.69%                      0%
Philadelphia, PA 19103

                       International Equity Fund - Class C

FISERV Securities Inc.
FAO 45218426
2005 Market St., Ste. 1200               8.79%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16543123
2005 Market St., Ste. 1200               9.47%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44318470
2005 Market St., Ste. 1200               6.01%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16914859
2005 Market St., Ste. 1200               5.39%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16432870
2005 Market St., Ste. 1200               8.10%                      0%

Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16086087
2005 Market St., Ste. 1200              16.20%                      0%
Philadelphia, PA 19103

                        International GDP Fund - Class C

BISYS Fund Services Ohio Inc.
60 State St., Ste. 1300
Boston, MA 02109                        92.32%                  92.32%

FISERV Securities Inc.
FAO 30720300
2005 Market St., Ste. 1200               6.76%                      0%
Philadelphia, PA 19103

                     Michigan Municipal Bond Fund - Class C

FISERV Securities Inc.
FAO 31399182
2005 Market St., Ste. 1200               7.96%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31471700
2005 Market St., Ste. 1200              47.53%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31478810
2005 Market St., Ste. 1200              19.45%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 314816
2005 Market St., Ste. 1200              22.57%                      0%
Philadelphia, PA 19103

                       Ohio Municipal Bond Fund - Class C

FISERV Securities Inc.
FAO 45919559
2005 Market St., Ste. 1200              12.17%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44850877
2005 Market St., Ste. 1200              17.10%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16400299
2005 Market St., Ste. 1200              11.02%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16400280
2005 Market St., Ste. 1200              11.20%                      0%
Philadelphia, PA 19103

                          Municipal Bond Fund - Class C

FISERV Securities Inc.
FAO 31398578
2005 Market St., Ste. 1200              25.72%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31463111
2005 Market St., Ste. 1200              15.36%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31397507
2005 Market St., Ste. 1200              13.03%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45898868
2005 Market St., Ste. 1200              21.10%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16068253
2005 Market St., Ste. 1200               6.59%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44212652
2005 Market St., Ste. 1200              12.63%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44212497
2005 Market St., Ste. 1200               5.05%                      0%
Philadelphia, PA 19103

                               Bond Fund - Class C

FISERV Securities Inc.
FAO 16978907
2005 Market St., Ste. 1200               9.85%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 16085605
2005 Market St., Ste. 1200              10.68%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44228361
2005 Market St., Ste. 1200               5.39%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44478963
2005 Market St., Ste. 1200               5.14%                      0%
Philadelphia, PA 19103

                   Intermediate Municipal Bond Fund - Class C

FISERV Securities Inc.
FAO 31460363
2005 Market St., Ste. 1200               9.51%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31413927
2005 Market St., Ste. 1200              10.84%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31371710
2005 Market St., Ste. 1200              54.67%                      0%
Philadelphia, PA 19103

                        Intermediate Bond Fund - Class C

Robert W. Baird Co Inc.
AC 3781-3178
777 East Wisconsin Avenue               11.16%                      0%
Milwaukee, WI 53202

FISERV Securities Inc.
FAO 16102209
2005 Market St., Ste. 1200               6.38%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44816143
2005 Market St., Ste. 1200               6.84%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 45894771
2005 Market St., Ste. 1200               5.40%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44850207
2005 Market St., Ste. 1200               6.77%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 31473742
2005 Market St., Ste. 1200              13.53%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44850151
2005 Market St., Ste. 1200               8.02%                      0%
Philadelphia, PA 19103

FISERV Securities Inc.
FAO 44916784
2005 Market St., Ste. 1200               5.31%                      0%
Philadelphia, PA 19103

For purposes of determining the presence of a quorum and counting votes on the matters presented, Shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the Meeting. Under the Investment Company Act of 1940, as amended (the "1940 Act"), the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Codes of Ethics

Each of the Trust, Fifth Third Asset Management Inc., Heartland, and Morgan Stanley Investment Management Inc., as investment advisor or investment sub-advisor to one or more Funds, and BISYS Fund Services Limited Partnership ("BISYS"), as distributor of Fund shares, has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.


                          INVESTMENT ADVISORY SERVICES

Investment Advisors to the Trust

Fifth Third Asset Management Inc. serves as investment advisor to all Funds other than the Large Cap Opportunity Fund. It provides investment advisory services through its Trust and Investment Division. The Trust's advisor to the Large Cap Opportunity Fund is Heartland. Fifth Third Asset Management Inc. and Heartland are wholly-owned subsidiaries of Fifth Third Bancorp.

Neither advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Fifth Third Asset Management Inc. and Heartland to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of Fifth Third Asset Management Inc.'s, Heartland's or any respective affiliates' lending relationship with an issuer.

Approval of Investment Advisory Agreement. The investment advisory agreement (the "Agreement") with Fifth Third Asset Management Inc. was formally considered by the Board of Trustees at a meeting held on April 10, 2002, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Funds under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Funds' expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Fifth Third Asset Management Inc. with respect to each portfolio of the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense comparison information provided by Lipper Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board reviewed staffing information including the recruiting and retainment of qualified professionals.

As disclosed elsewhere in this Statement of Additional Information, Fifth Third Asset Management Inc. has soft dollar arrangements by which brokers provide research to Fifth Third Asset Management Inc. in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of Fifth Third Asset Management Inc. such as costs and benefits associated with the assumption of duties as custodian to the Trust by Fifth Third Bank. Also considered was the business reputation and financial resources of Fifth Third Asset Management Inc. and its ultimate corporate parent, Fifth Third Bancorp.

Based on its review, the Board of Trustees approved the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable and not inconsistent with levels of profitability that had been determined by courts not to be excessive in light of Fifth Third Asset Management Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Advisory Fees

For their advisory services, the Advisor and Heartland receive annual investment advisory fees as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor or Heartland for the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999 (amounts in thousands):

                            Year ended         Amount         Year ended          Amount          Year ended          Amount
                            ----------         ------         ----------          ------          ----------          ------

Fund Name                  July 31, 2001    Waived- 2001     July 31, 2000      Waived-2000     July 31, 1999      Waived-1999
=========                  =============    ============     =============      ===========     =============      ============
Government                    $  275            $73             $  267             $56            $  261               $38
Bond Fund
---------

Bond Fund(***)                 1,013(*)          --              1,876(**)          --             1,673(**)            --
--------------

Ohio Municipal Bond              991             --              1,057              --             1,122                79
Fund
----

Quality Growth Fund            8,897             --              7,067              --             4,920                --
-------------------

Mid Cap Growth Fund            2,293             --              1,932              --             1,753                --
-------------------

Balanced Fund                  2,588             --              2,036              --             1,673                --
-------------

International                  1,896             --              2,037              --             1,634                --
Equity Fund
-----------

Disciplined Large
Cap Value Fund                   906             --              1,081              --             1,311                --
---------------

Intermediate Bond              2,220(*)          --              4,416(**)          --             4,743(**)            --
Fund(***)
---------

Intermediate Municipal           728(*)          --              1,423(**)          --             1,555(**)            --
Bond Fund(***)
--------------

Large Cap Opportunity Fund       596             79                952              --               586                --
--------------------------

Government Money               1,956             --              2,274              --             2,789                --
Market Fund
-----------

Prime Money Market             3,680            129              2,260             113             1,657                83
Fund
----

Municipal Money                  902            811                477             477               185                60*
---------------
Market Fund
-----------

U.S. Treasury Money            4,032          1,512              3,627            1269             3,707             1,298
Market Fund
-----------

Technology Fund                  604             --                 89(****)        --                --                --
---------------

Multi Cap Value Fund             553(**)        --                 430(**)          --               473(**)            --
--------------------

Micro Cap Value Fund             287(**)        --                 207(**)          --                92(**)            --
--------------------

Strategic Income                 375(**)         --                320(**)          --               334(**)            --
Fund
----

Worldwide Fund                   259(**)         --                468(**)          --               180(**)            --
--------------

Institutional                    975(*)         366(*)           1,111(**)         439(**)           800(**)           400(**)
Government Money
Market Fund
-----------

Institutional Money              144(*)         109(*)             139(*****)      111(*****)         --                --
Market Fund
-----------

Michigan Municipal               708(*)          --              1,134(**)          --             1,250(**)            --
Money Market Fund
-----------------

International GDP              2,298(*)          --              4,448(**)          --             4,025(**)            --
Fund
----

Small Cap Growth               3,147(*)          --              5,732(**)          --             4,830(**)            --
Fund
----

Equity Index Fund              1,523(*)         254(*)           2,787(**)         465(**)         2,578(**)           430(**)
-----------------

Large Cap Core Fund            2,540(*)          --              5,448(**)          --             6,534(**)            --
-------------------

Short Term Bond Fund             609(*)          --                816(**)          --               772(**)            --
--------------------

Michigan Municipal               234(*)          --                441(**)          --               522(**)            --
Bond Fund
---------

Municipal Bond Fund              411(*)          --                742(**)          --               694(**)            --
-------------------

* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.

** For the fiscal year ended December 31st.

*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Investment Advisor for the period ended July 31, 2001 and by the former Investment Advisor for the fiscal year ended December 31, 2000 and December 31, 1999.

**** Reflects the period from June 5, 2000 through July 31, 2000.

***** Reflects the period from April 11, 2000 through December 31, 2000.

Sub-advisors

Morgan Stanley Investment Management Inc. ("Morgan Stanley") is the sub-advisor to the International Equity Fund under the terms of a Sub-advisory Agreement between Fifth Third Asset Management Inc. and Morgan Stanley.

Sub-advisory Fees

For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor as described in the prospectus.

For the year ended July 31, 1999, Morgan Stanley earned fees from International Equity Fund of $735,375. For the year ended July 31, 2000, Morgan Stanley earned fees of $1,998,111 from the International Equity Fund. For the year ended July 31, 20001, Morgan Stanley earned fees of $853,315 from the International Equity Fund.

Administrative Services

BISYS, 3435 Stelzer Road, Columbus, Ohio 43219, provided administrative personnel and services to the Funds for the fees set forth in the prospectuses. The following shows all fees earned by BISYS for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 1999, July 31, 2000, and July 31, 2001 (amounts in thousands):


                             Year ended       Amount          Year ended         Amount         Year ended         Amount
                             ----------       ------          ----------         ------         ----------         ------

Fund Name                  July 31, 2001   Waived-2001      July 31, 2000     Waived-2000     July 31, 1999      Waived-1999
=========                  =============   ===========      =============     ===========     =============      ===========
Government                    $   88         $   51             $   80          $   49            $   83            $   46
Bond Fund
---------

Bond Fund(***)                   305(*)          --                563(**)          --               501(**)            --
--------------

Ohio Municipal                   286            106                331              68               358               176
Bond Fund
---------

Quality Growth                 1,746             --              1,556             252             1,079               290
Fund
----

Mid Cap Growth Fund              470            108                412             126               385               156
-------------------

Balanced Fund                    549            195                448             151               367                91
-------------

International                    346             --                355              --               292                --
Equity Fund
-----------

Disciplined Large Cap            188             62                237              81               288                75
Value Fund
----------

Intermediate                     728(*)           6(*)           1,446(**)          --             1,551(**)            --
Bond Fund(***)
--------------

Intermediate                     263(*)          --                513(**)          --               559(**)            --
Municipal Bond
Fund(***)
---------

Large Cap Opportunity Fund       137             14                203              --               129                 9
--------------------------

Government Money                 755            233              1,060             381             1,245               697
Market Fund
-----------

Prime Money                    1,534            809                958             463               741               372
Market Fund
-----------

Municipal Money                  311             --                167              22                66*               37
Market Fund
-----------

U.S. Treasury                  1,743          1,007              1,539             907             1,659               927
Money Market
Fund
----

Technology Fund                  103             --                 14(****)        --
---------------

Multi Cap Value               $ --/\(**)         --                N/A                               N/A
Fund
----

Micro Cap Value               $ --/\(**)         --                N/A                               N/A
Fund
----

Strategic Income              $ --/\(**)         --                N/A                               N/A
Fund
----

Worldwide Fund                $ --/\(**)         --                N/A                               N/A

Institutional                    439(*)         166(*)             500(**)         173(**)           360(**)           121(*)
Government
Money Market
Fund
----

Institutional                     65(*)          41(*)              63(*****)       47(*****)         --                --
Money Market
------------

Fund
----

Michigan                         319(*)         115(*)             510(**)         206(**)           562(**)           250(**)
Municipal Money
Market Fund
-----------

International                    552(*)           7(*)           1,067(**)          --               965(**)            --
GDP Fund
--------

Small Cap Growth                 812(*)          --              1,474(**)          --             1,240(**)            --
Fund
----

Equity Index Fund                918(*)         340(*)           1,673(**)         575(**)         1,544(**)           515(**)
-----------------

Large Cap Core                   656(*)           5(*)           1,402(**)          --             1,678(**)            --
Fund
----

Short Term Bond                  220(*)          --                294(**)          --               277(**)            --
Fund
----

Michigan                          94(*)          --                176(**)          --               209(**)            --
Municipal Bond
Fund
----

Municipal Bond                   135(*)          --                243(**)          --               227(**)            --
Fund
----

* Reflects the period from January 1, 2001 through July 31, 2001. The Fund changed its fiscal year end to July 31.
**      For the fiscal year ended December 31/st/.
*** For the Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, and the Fifth Third Intermediate Municipal Bond Fund, the figures reflect fees received by the current Administrator for the period ended July 31, 2001 and by the former Administrator for the fiscal year ended December 31, 2000 and December 31, 1999.
****    Reflects the period from June 5, 2000 through July 31, 2000.
*****   Reflects the period from April 11, 2000 through December 31, 2000.

/\      Amount less than $500.


Fifth Third Bank performs sub-administration services on behalf of each Fund (other than Funds in existence for less than one year), for which it receives compensation from BISYS Fund Services L.P. For the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999, Fifth Third Bank earned the following sub- administrative fees (Amounts in Thousands):

                                           Year Ended          Year Ended          Year Ended
                                           ----------          ----------          ----------

Fund Name                               July 31, 2001       July 31, 2000       July 31, 1999
=========                               =============       =============       =============
Government Bond                         $ 19                $ 14                $ 12
Fund
----

Ohio Municipal Bond Fund                $ 69                $ 48                $ 51
------------------------                ----                ----                ----

Quality Growth Fund                     $426                $253                $154
-------------------                     ----                ----                ----

Mid Cap Growth Fund                     $110                $ 82                $ 55
-------------------                     ----                ----                ----

Balanced Fund                           $124                $ 72                $ 52
-------------                           ----                ----                ----

International Equity                    $ 73                $ 57                $ 41
Fund
----

Disciplined Large Cap Value Fund        $ 43                $ 38                $ 41
--------------------------------        ----                ----                ----

Large Cap Opportunity Fund              $ 28                $ 33                $ 18
--------------------------              ----                ----                ----

Government Money Market                 $188                $159                $174
Fund
----

Prime Money Market Fund                 $353                $162                $104
-----------------------

Municipal Money Market                  $ 69                $ 27                $ 11
Fund
----

U.S. Treasury Money                     $386                $256                $232
Market Fund
-----------

Technology Fund                         $ 23                $  0(*)              n/a
---------------

Multi Cap Value Fund                    $  2(**)             N/A(**)
--------------------

Micro Cap Value Fund                    $  1(**)             N/A(**)
--------------------

Strategic Income Fund                   $  1(**)             N/A(**)
---------------------

Worldwide Fund                          $  1(**)             N/A(**)
--------------

*Reflects the period from June 5, 2000 through July 31, 2000.
**Reflects the fiscal year ended December 31, 2001.

Custody of Fund Assets

Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Pursuant to an agreement with Fifth Third Bank, The Bank of New York acts as the International Equity Fund's sub-custodian for foreign assets held outside the United States and employs sub-custodians. Fees for custody services are based upon the market value of Fund securities held in custody plus out-of-pocket expenses. For the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999, those fees were approximately $487,000, $503,000, and $510,000, respectively.

Transfer Agent and Dividend Disbursing Agent

Fifth Third Bank serves as transfer agent and dividend disbursing agent for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. Fifth Third Bank also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. The following shows all fees earned by Fifth Third Bank for providing transfer agency and dividend disbursing agency services for the years ended July 31, 2001, July 31, 2000, and July 31, 1999 (amounts in thousands):

                                      Year Ended          Year Ended          Year Ended
Fund Name                          July 31, 2001       July 31, 2000       July 31, 1999
---------                          -------------       -------------       -------------
Municipal Money Market                     $ 69                $ 27                $ 11
Government Bond Fund                       $ 26                $ 14                $ 16
--------------------                       ----                ----                ----

Ohio Municipal Bond Fund                   $ 51                $ 19                $ 44
------------------------                   ----                ----                ----

Quality Growth Fund                        $275                $ 95                $ 90
-------------------                        ----                ----                ----

Mid Cap Growth Fund                        $ 84                $ 45                $ 51
-------------------                        ----                ----                ----

Balanced Fund                              $ 99                $ 50                $ 32
-------------                              ----                ----                ----

International Equity Fund                  $ 74                $115                $ 73
-------------------------                  ----                ----                ----

Disciplined Large Cap Value Fund           $ 41                $ 25                $ 30
--------------------------------           ----                ----                ----

Large Cap Opportunity Fund                 $ 46                $ 31                $ 38
--------------------------                 ----                ----                ----

Government Money Market Fund               $117                $ 24                $285
----------------------------               ----                ----                ----

Prime Money Market Fund                    $173                $ 34                $ 23
-----------------------                    ----                ----                ----

Municipal Money Market Fund                $ 46                $ 25                $ 52
---------------------------                ----                ----                ----

U.S. Treasury Money Market Fund            $192                $ 43                $ 35
-------------------------------

Technology Fund                            $ 28                $  3(*)              n/a
---------------

Multi Cap Value Fund                       $  3(**)
--------------------

Micro Cap Value Fund                       $  1(**)
--------------------

Strategic Income Fund                      $  2(**)
---------------------

Worldwide Fund           $1(**)
--------------

*Reflects the period from June 5, 2000 through July 31, 2000.
**Reflects the fiscal year ended December 31, 2001.

BISYS serves as the sub-transfer agent for the Funds. The fee paid for this service is based upon the level of the Fund's average daily net assets ("asset based fee") plus out-of-pocket expenses. In the event that the combined net assets of all of the Funds fall below $3.5 billion at any time during the period, the fee paid shall be the sum of the asset-based fee and an account-based fee.

Legal Counsel

Ropes & Gray, Suite 800 East, One Franklin Square, 1301 K Street, N.W., Washington, D.C. 20005 is counsel to the Funds.


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor, the Subadvisor and Heartland look for prompt execution of the order at a favorable price. In working with dealers, the Advisor, the Subadvisor and Heartland will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor, the Subadvisor and Heartland make decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The Advisor, the Subadvisor and Heartland may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Advisor, the Subadvisor and Heartland and may include advice as to the advisability of investing in securities, security analysis and reports, economic studies, industry studies, receipt of quotations for portfolio evaluations, and similar services.

The Advisor, the Subadvisor and Heartland and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended July 31, 2001, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts:
Balanced, $15,432 of the $157,034 total brokerage commissions paid; Mid Cap Growth, $32,822 of the $157,457 total brokerage commissions paid; Quality Growth, $45,160 of the $520,588 total brokerage commissions paid; Disciplined Large Cap Value, $11,386 of the $41,173 total brokerage commissions paid; Technology, $13,985 of the $49,925 total brokerage commissions paid; Large Cap Opportunity, $192,514 of the $283,694 total brokerage commissions paid; U.S. Government Bond, $535 of the $710 total brokerage commissions paid. For the fiscal year ended July 31, 2000, the Funds paid brokerage commissions in exchange for the brokerage and research services described above in the following amounts: Technology, $7,365 of the $35,245 total brokerage commissions paid; Balanced, $27,012 of the $124,465 total brokerage commission paid; Disciplined Cap Large Value $49,230 of the $171,911 total brokerage commissions paid; Mid Cap Growth, $69,677 of the $243,226 total brokerage commissions paid; Municipal, $14,498 of the $14,498 total brokerage commissions paid; Large Cap Opportunity, $105,572 of the $150,161 total brokerage commissions paid; and Quality Growth, $53,138 of the $347,918 total brokerage commissions paid. For the fiscal year ended July 31, 1999, the Funds paid brokerage commissions in exchange for brokerage and research services described above in the following amounts: Ohio Municipal Bond, $2,767 of the $2,767 total brokerage commissions paid; Quality Growth, $87,290 of the $438,887 total brokerage commissions paid; Mid Cap Growth, $44,181 of the $309,794 total brokerage commissions paid; Balanced, $26,749 of the $142,315 total brokerage commissions paid; Disciplined Large Cap Value, $67,699 of the $263,461 total brokerage commissions paid; Intermediate Bond Fund, $700 of the $700 total brokerage commissions paid; Intermediate Municipal Bond, $2,740 of the $2,740 total brokerage commissions paid; and Large Cap Opportunity, $134,823 of the $134,823 total brokerage commissions paid.

For the fiscal year ended December 31, 2001, the Funds paid brokerage commissions to an affiliate, Fifth Third Securities, Inc. in the following amounts: Multi Cap Value Fund, $190,321; Micro Cap Value Fund, $96,511; Strategic Income Fund, $74,219; and Worldwide Fund, $84,645. 100% of all commissions paid by the Funds for the year ended December 31, 2001, were paid to Fifth Third Securities Inc. For the fiscal years ended December 31, 2000 and December 31, 1999, Maxus Securities Corp. ("MSC"), the NASD broker/dealer through which shares of the Funds were offered, received the following brokerage commissions: $283,201 and $277,638, respectively, for the Multi Cap Value Fund; $130,292 and $138,625, respectively, for the Strategic Income Fund; $0 and $30,281, respectively, for the Worldwide Fund; and $202,579 and $64,128, respectively, for the Micro Cap Value Fund. MSC, a wholly-owned subsidiary of Resource Management Inc., was an affiliated broker of the Funds.

Research services provided by brokers may be used by the Advisor, the Subadvisor and Heartland in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Advisor, the Subadvisor and Heartland or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Allocation of transactions, including their frequency, to various dealers is determined by each of the Advisor, the Subadvisor and Heartland in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Advisor, the Subadvisor and Heartland and does not reduce the advisory fees payable to the Advisor, the Subadvisor or Heartland. Such information may be useful to the Advisor, the Subadvisor or Heartland in serving both the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor, the Subadvisor or Heartland in carrying out its obligations to the Funds.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Subadvisor and Heartland, the Advisor, the Subadvisor and Heartland may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor, the Subadvisor and Heartland are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor, the Subadvisor and Heartland to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

During the fiscal year ended July 31, 2001, the Funds acquired securities of the Funds' regular brokers or dealers or their parents as follows:

                    SECURITIES OF THE FUNDS' BROKERS/DEALERS
                    ========================================

            Fund                                     Security             Principal/Shares         Market Value
            ----                                     --------             ----------------         ------------
U.S. Treasury Money Market Fund                     Bear Stearns              $ 50,000,000         $ 50,000,000
                                                    Credit Suisse             $130,000,000         $130,000,000
                                                Salomon Smith Barney          $ 50,000,000         $ 50,000,000
Prime Money Market Fund                             Credit Suisse             $ 25,000,000         $ 24,980,344
                                                    Merrill Lynch             $ 58,215,000         $ 58,507,278
Balanced Fund                                           Lehman                $  3,000,000         $  3,245,403
Bond Fund                                               Lehman                $  4,000,000         $  4,065,068
                                                     First Union              $  4,125,000         $  4,331,250
Intermediate Bond Fund                                  Lehman                $  7,000,000         $  7,713,503
                                                     First Union              $  5,000,000         $  5,362,500
Large Cap Opportunity Fund                          Merrill Lynch                   21,754         $  1,179,937
International Equity Fund                           Credit Suisse                    3,090         $    523,250
Large Cap Core Fund                                  First Union                    53,000         $  1,876,200
                                                    Merrill Lynch                   53,400         $  2,896,416
                                                   Morgan Stanley                   73,200         $  4,378,824
Equity Index Fund                                   Bear Stearns                     8,187         $    476,074
                                                     First Union                    76,170         $  2,696,418
                                                    Merrill Lynch                   65,200         $  3,536,448
                                                   Morgan Stanley                   86,432         $  5,170,362
Short Term Bond Fund                                Bear Stearns              $  3,000,000         $  3,063,750
                                                     First Union              $  5,000,000         $  5,262,500
                                                    Merrill Lynch             $  5,000,000         $  5,137,500
Institutional Government Money Market Fund         Morgan Stanley             $ 65,000,000         $ 65,000,000
Institutional Money Market Fund                     Merrill Lynch             $  3,100,000         $  3,123,218


Brokerage commissions paid by the Funds in secondary trading are as follows:

Fund Name                           Fiscal Year Ended      Fiscal Year Ended      Fiscal Year Ended
---------
                                    July 31,2001           July 31, 2000          July 31, 1999
                                    ------------           -------------          -------------
Government Bond Fund                  $    710                    N/A                    N/A
--------------------

Ohio Municipal Bond Fund                   N/A                    N/A               $  2,768
------------------------

Quality Growth Fund                   $520,588               $347,918               $405,487
-------------------

Mid Cap Growth Fund                   $157,457               $243,226               $313,878
-------------------

Balanced Fund                         $157,034               $124,465               $145,176
-------------

International Equity Fund             $ 79,097               $ 34,299               $114,330
-------------------------

Disciplined Large Cap Value Fund      $ 41,173               $171,911               $281,046
--------------------------------

Large Cap Opportunity Fund            $283,694               $150,161               $141,898
--------------------------

Government Money Market Fund               N/A                    N/A                    N/A
----------------------------

Prime Money Market Fund               $    450                    n/a                    n/a
-----------------------

Municipal Money Market Fund                N/A                    N/A                    N/A
---------------------------

U.S. Treasury Money Market Fund            N/A                    N/A                    N/A
-------------------------------

Technology Fund                       $ 49,925               $ 35,245                    N/A
---------------


                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Advisor Shares, Class A Shares, Service Shares, Class B Shares, Class C Shares or Institutional Class Shares of the Funds is explained in the prospectus for such Fund and Class under "Investing in the Funds."

Distribution Plan and Administrative Services Agreement

With respect to Advisor Shares, Service Shares, Class A Shares, Class
B Shares and Class C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.

Pursuant to the Plan, with respect to Class A Shares and Service Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month.

Advisor Shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

Pursuant to the Plan, with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. Class B Shares are new and the Funds have not accrued or paid any 12b-1 fees for these shares.

Pursuant to the Plan, with respect to Class C Shares, the Funds are authorized to compensate the distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2001, the distributor received $233,000 pursuant to the Plan. For the fiscal year ended July 31, 1999, the distributor received $119,000 pursuant to the Plan.

With respect to Class C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal year ended July 31, 2001, the Funds paid $70,000 to Fifth Third Bank to compensate FISERV Securities Inc. for providing administrative services to Class C Shares of the Funds.


Purchases with Proceeds from Redemptions of Unaffiliated Mutual Fund Shares

Investors may purchase Class A Shares of the Funds at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated mutual fund that is not a money market or stable net asset value fund. If the purchase of Class A Shares is made with proceeds from the redemption of mutual fund shares that were not sold with a sales charge or commission, the investor must have held such mutual fund shares for at least 90 days to be eligible for the purchase of Class A Shares at net asset value.
The purchase must be made within 60 days of the redemption, and the Funds must be notified by the investor in writing, or by his financial institution, at the time the purchase is made.

Conversion of Class B Shares to Class A Shares

A shareholder's Class B Shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Class B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A Shares than the shares so converted.


Conversion to Federal Funds

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Exchanging Securities for Fund Shares

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

Payments to Dealers

Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. Such compensation is paid by the Distributor using money from sales charges, distribution/service (12b-1) fees and its other resources. From time to time, the distributor may elect to pay up to the following amounts:

           AMOUNT OF                           INVESTMENT
      INVESTMENT ($)                            A SHARES
      --------------                            --------

Under 50,000                                      3.825%
50,000 but under 100,000                           3.40%
100,000 but under 150,000                          2.55%
150,000 but under 250,000                          1.70%
250,000 but under 500,000                          0.85%

500,000 and above                      0.50%*

* A 1% contingent deferred sales charge shall apply on any portion redeemed within one year of purchase. Such charge will be applied to the value of the assets redeemed at the time of purchase or at the time of redemption, whichever is lower. Payment is available to those financial professionals with an agreement with the distributor which provides for such payment. The distributor currently imposes no additional conditions on an any financial professional to amend its agreement with the distributor to provide for such payment.

Under certain circumstances the distributor and/or the Advisor may use its own funds to compensate broker-dealers, financial institutions, and intermediaries in amounts that are additional to the amounts paid by the distributor.

Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                                REDEEMING SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.


Class A Shares and Class C Shares redeemed within one (1) year of purchase and Class B Shares redeemed within six (6) years of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.


Redemption in Kind

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Postponement of Redemptions

No Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the SEC may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided in this Statement of Additional Information.

                           DETERMINING NET ASSET VALUE

Net asset values of the Funds generally may change each day. The days on which net asset values are calculated by the Funds are described in the prospectuses. The Money Market Funds attempt to maintain a net asset value per share of $1.00.

Determining Market Value of Securities

The value of the Funds' portfolio securities (with the exception of the Money Market Funds) are determined as follows:

..   for equity securities, according to the last sale price on a national securities exchange, if available;

..   in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

..   for unlisted equity securities, the latest bid prices;

..   for bonds and other fixed income securities, as determined by an independent pricing service;

..   for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; or

..   for all other securities, at fair value as determined in good faith by the
    Board of Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Funds will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Valuing Municipal Bonds

With respect to the Ohio Municipal Bond Fund, Municipal Bond Fund, Michigan Municipal Bond Fund, and Intermediate Municipal Bond Fund, the Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

Monitoring Procedures

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not related, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

Qualification as a Regulated Investment Company

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and
(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Distributions

Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

Exempt-Interest Dividends

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

Municipal Bond, Municipal Money Market, and Tax-Exempt Funds

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Selling Shares

Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or
(ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Hedging

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income),
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Discount Securities

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in a Fund should consult their tax advisers with respect to the potential application of these new regulations.

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                             PERFORMANCE INFORMATION

Total Return (1)
                              Institutional Shares
                          Average Annual Total Returns
                       For the Period Ended July 31, 2001

                                                                                                               Since
Fund Name                                                       1 Year           5 Years        10 Years    Inception
---------                                                       ------           -------        --------    ---------
Quality Growth Fund                                             -19.93%           16.02%          13.32%       15.12%
Disciplined Large Cap Value Fund                                  2.18%           12.56%          10.67%       13.16%
Large Cap Opportunity Fund                                      -31.27%            8.51%          10.08%       12.30%
Balanced Fund                                                   -11.64%           12.51%          11.07%       14.40%
Mid Cap Growth Fund                                              -9.94%           14.52%          11.80%       14.17%
International Equity Fund                                       -17.61%            5.17%            N/A         4.76%
Intermediate Bond Fund                                           12.16%            6.80%            N/A         6.20%
Bond Fund                                                        13.54%            7.66%            N/A         7.64%
U.S. Government Bond Fund                                        11.10%            6.48%           5.83%        6.17%
Intermediate Municipal Bond Fund                                  8.57%            5.49%            N/A         5.32%
Ohio Municipal Bond Fund                                          8.28%            4.98%           5.29%        5.06%
Technology Fund                                                 -46.65%            N/A              N/A       -42.96%
Government Money Market Fund                                      5.23%            5.05%           4.56%        4.56%
Prime Money Market Fund                                           5.41%            5.21%           4.65%        5.18%
Municipal Money Market Fund                                       3.44%            2.99%           2.72%        3.65%
U.S. Treasury Money Market Fund                                   5.30%            5.16%           4.63%        5.29%
Institutional Government Money Market Fund                        5.39%            N/A              N/A         5.26%
Institutional Money Market Fund                                   5.65%            N/A              N/A         5.84%
Michigan Municipal Money Market Fund                              3.37%            3.20%           2.99%        3.01%
International GDP Fund                                          -24.47%            1.93%            N/A         6.67%

Small Cap Growth Fund                                            -8.20%           10.42%            N/A        12.09%
Equity Index Fund                                               -14.57%           14.81%            N/A        14.54%
Large Cap Core Fund                                             -15.49%           11.94%            N/A        12.89%
Short Term Bond Fund                                             10.04%            6.32%            N/A         5.48%
Michigan Municipal Bond Fund                                      7.34%            4.69%            N/A         4.39%
Municipal Bond Fund                                               9.89%            6.07%            N/A         6.12%

                              Institutional Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001

                                                                                                                Since
Fund Name                                                        1 Year          5 Years          10 Years    Inception
---------                                                        ------          -------          --------    ---------
Multi Cap Value Fund                                               7.91%          12.08%            13.90%       13.10%
Micro Cap Value Fund                                              22.90%           N/A                N/A         9.71%
Strategic Income Fund                                             13.12%           7.52%             7.43%        7.93%
Worldwide Fund                                                   -11.53%          11.12%              N/A        10.96%


                                Class A Shares
                          Average Annual Total Returns
                       For the Period Ended July 31, 2001

                                                                                                               Since
Fund Name                                                        1 Year         5 Years        10 Years      Inception
---------                                                        ------         -------        --------      ---------
Quality Growth Fund                                             -24.13%          14.68%          12.66%         14.76%
Disciplined Large Cap Value Fund                                 -3.27%          11.22%          10.01%         12.79%
Large Cap Opportunity Fund                                      -34.87%           7.25%           9.44%         11.90%
Balanced Fund                                                   -16.23%          11.19%          10.42%         14.04%
Mid Cap Growth Fund                                             -14.68%          13.15%          11.13%         13.76%
International Equity Fund                                       -21.97%           3.91%            N/A           3.86%
Intermediate Bond Fund                                            6.41%           5.45%            N/A           5.33%
Bond Fund                                                         7.51%           6.35%            N/A           6.50%
U.S. Government Bond Fund                                         5.25%           5.25%           5.21%          5.78%
Intermediate Municipal Bond Fund                                  2.85%           4.15%            N/A           4.47%
Ohio Municipal Bond Fund                                          2.65%           3.77%           4.68%          4.64%
Technology Fund                                                 -48.34%            N/A             N/A         -45.53%
Government Money Market Fund                                      5.02%           4.93%           4.49%          4.49%
Prime Money Market Fund                                           5.14%           5.06%           4.54%          5.04%
Municipal Money Market Fund                                       3.37%           2.97%           2.71%          3.65%
Institutional Government Money Market Fund                        5.20%            N/A             N/A           5.20%
Michigan Municipal Money Market Fund                              3.19%           3.16%            N/A           2.93%
International GDP Fund                                          -28.53%           0.58%            N/A           5.74%
Small Cap Growth Fund                                           -12.94%           9.06%            N/A          10.57%
Equity Index Fund                                               -19.05%          13.36%            N/A          13.42%
Large Cap Core Fund                                             -19.90%          10.53%            N/A          11.72%
Short Term Bond Fund                                              4.37%           5.09%            N/A           4.71%
Michigan Municipal Bond Fund                                      1.88%           3.47%            N/A           3.58%
Municipal Bond Fund                                               4.22%           4.71%            N/A           5.01%

                                 Class A Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001

                                                                                                                  Since
Fund Name                                                        1 Year          5 Years          10 Years     Inception
---------                                                        ------          -------          --------     ---------
Multi Cap Value Fund                                              2.69%           10.85%            13.26%        12.59%
Micro Cap Value Fund                                             16.64%             N/A               N/A          8.10%

                               Class B Shares
                          Average Annual Total Returns
                       For the Period Ended July 31, 2001


                                                                                                                Since
Fund Name                                                    1 Year           5 Years         10 Years       Inception
---------                                                    ------           -------         --------       ---------
Quality Growth Fund                                          -24.67%           14.78%           12.41%          14.23%
Disciplined Large Cap Value Fund                              -3.68%           11.33%            9.76%          12.29%
Large Cap Opportunity Fund                                   -35.26%            7.25%            9.19%          11.43
Balanced Fund                                                -16.35%           11.24%           10.16%          13.52%
Mid Cap Growth Fund                                          -14.71%           13.22%           10.86%          13.27%
International Equity Fund                                    -21.89%            3.90%             N/A            3.86%
Intermediate Bond Fund                                         5.96%            5.41%             N/A            5.13%
Bond Fund                                                      7.39%            6.27%             N/A            6.56%
Intermediate Municipal Bond Fund                               2.52%            4.11%             N/A            4.27%
Ohio Municipal Bond Fund                                       1.46%            3.55%            4.35%           4.17%
Technology Fund                                              -48.74%             N/A              N/A          -45.46%
Prime Money Market Fund                                       -0.86%            3.89%            3.84%           4.63%
International GDP Fund                                       -29.00%            0.52%             N/A            5.61%
Small Cap Growth Fund                                        -13.68%            9.05%             N/A           10.99%
Equity Index Fund                                            -19.66%           13.43%             N/A           13.41%
Large Cap Core Fund                                          -20.50%           10.56%             N/A           11.77%
Michigan Municipal Bond Fund                                   1.25%            3.29%             N/A            3.36%
Municipal Bond Fund                                            3.85%            4.70%             N/A            5.09%


                               Class B Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                            Since
Fund Name                                                    1 Year          5 Years          10 Years    Inception
---------                                                    ------          -------          --------    ---------
Multi Cap Value Fund                                          1.88%           11.05%            13.35%      12.66%
Micro Cap Value Fund                                         16.68%             N/A               N/A        8.18%


                               Class C Shares
                           Average Annual Total Return
                       For the Period Ended July 31, 2001


                                                                                                              Since
Fund Name                                                    1 Year           5 Years         10 Years      Inception
---------                                                    ------           -------         --------      ---------
Quality Growth Fund                                          -20.71%           15.11%           12.46%         14.25%
Disciplined Large Cap Value Fund                               1.20%           11.69%            9.83%         12.30%
Large Cap Opportunity Fund                                   -31.97%            7.33%            9.06%         11.35
Balanced Fund                                                -12.47%           11.65%           10.24%         13.55%
Mid Cap Growth Fund                                          -10.95%           13.57%           10.93          13.30%
International Equity Fund                                    -18.39%            4.41%             N/A           4.18%
Intermediate Bond Fund                                         9.96%            5.74%             N/A           5.13%
Bond Fund                                                     11.39%            6.58%             N/A           6.56%
U.S. Government Bond Fund                                      9.98%            5.57%            4.98%          5.34%
Intermediate Municipal Bond Fund                               6.52%            4.45%             N/A           4.27%
Ohio Municipal Bond Fund                                       7.31%            4.19%            4.48%          4.26%
Technology Fund                                              -46.65%             N/A              N/A         -43.53%
International GDP Fund                                       -26.01%            0.91%             N/A           5.61%
Small Cap Growth Fund                                        -10.05%            9.34%             N/A          10.99%
Equity Index Fund                                            -16.27%           13.67%             N/A          13.41%
Large Cap Core Fund                                          -17.15%           10.82%             N/A          11.77%
Michigan Municipal Bond Fund                                   5.25%            3.64%             N/A           3.36%
Municipal Bond Fund                                            7.85%            5.03%             N/A           5.09%

                               Class C Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001


                                                                                                           Since
Fund Name                                                    1 Year          5 Years          10 Years    Inception
---------                                                    ------          -------          --------    ---------
Multi Cap Value Fund                                           6.85%          11.30%           13.22%       12.45%
Micro Cap Value Fund                                          21.88%            N/A              N/A         8.83%
Strategic Income Fund                                         11.80%           6.69%            6.76%        7.31%
Worldwide Fund                                               -12.49%          10.04%             N/A        10.11%

                                 Advisor Shares
                           Average Annual Total Return
                       For the Period Ended July 31, 2001

                                                                                                             Since
Fund Name                                                    1 Year           5 Years         10 Years     Inception
---------                                                    ------           -------         --------     ---------
Quality Growth Fund                                          -20.36%           15.56%          12.96%        14.81%
Balanced Fund                                                -12.07%           12.07%          10.71%        14.10%
Mid Cap Growth Fund                                          -10.37%           14.04%          11.42%        13.81%
Bond Fund                                                     13.03%            7.13%            N/A          7.10%
Technology Fund                                              -45.73%             N/A             N/A        -43.17%
Prime Money Market Fund                                        4.79%            4.67%           4.13%         4.65%
Small Cap Growth Fund                                         -8.64%            9.89%            N/A         11.54%
Equity Index Fund                                            -15.00%           14.24%            N/A         13.97%
Municipal Bond Fund                                            9.42%            5.55%            N/A          5.62%

                                 Advisor Shares
                           Average Annual Total Return
                     For the Period Ended December 31, 2001

                                                                                                              Since
Fund Name                                                       1 Year         5 Years          10 Years    Inception
---------                                                       ------         -------          --------    ---------
Multi Cap Value Fund                                               7.47%        11.86%            13.78%      13.01%
Micro Cap Value Fund                                              22.22%          N/A               N/A        9.35%
Strategic Income Fund                                             12.64%         7.27%             7.31%       7.85%
Worldwide Fund                                                   -11.86%        10.64%              N/A       10.68%

                                 Service Shares
                           Average Annual Total Return
                       For the Period Ended July 31, 2001

                                                                                                              Since
Fund Name                                                        1 Year           5 Years       10 Years    Inception
---------                                                        ------           -------       --------    ---------
U.S. Treasury Money Market Fund                                    4.92%           4.88%            4.36%     5.02%
Institutional Money Market Fund                                    5.38%            N/A              N/A      5.57%

Yield (1)

In addition to total returns, the Funds may advertise yields for each of the share classes. The 30-day SEC yield for the 30 days ended July 31, 2001 were as follows:


                                                      Institutional        Class A            Class B          Class C
Fund Name                                                 Shares            Shares             Shares           Shares
---------                                                 ------            ------             ------           ------
Intermediate Bond Fund                                     4.87%             4.62%              N/A               N/A
Bond Fund                                                  5.13%             4.88%              N/A               N/A
U.S. Government Bond Fund                                  4.38%             3.93%              N/A              3.38%
Intermediate Municipal Bond Fund                           3.24%             3.00%              N/A               N/A
Ohio Municipal Bond Fund                                   3.49%             3.10%             2.49%             2.49%
Short Term Bond Fund                                       4.51%             4.36%              N/A               N/A
Michigan Municipal Bond Fund                               3.26%             3.11%              N/A               N/A
Municipal Bond Fund                                        3.65%             3.40%              N/A               N/A

For each share class, the yield for a Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield


The Ohio Municipal Bond Fund, Intermediate Municipal Bond Fund, Michigan Municipal Bond Fund, and Municipal Bond Fund may also advertise tax- equivalent yield. The tax-equivalent yield for the Ohio Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.73% for the Institutional shares, 5.09% for the Class A shares, and 4.09% for the Class C shares, while the tax-equivalent yield for the Intermediate Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.32% for the Institutional shares and 4.93% for the Class A shares. The tax-equivalent yield for the Michigan Municipal
Bond Fund for the 30-day period ended July 31, 2001, was 5.35% for the Institutional shares, 5.11% for the Class A shares, while the tax-equivalent yield for the Municipal Bond Fund for the 30-day period ended July 31, 2001, was 5.99% for the Institutional shares and 5.58% for the Class A shares. The tax-equivalent yield of a Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.1% tax rate and assuming that income is 100% tax-exempt.


                             PERFORMANCE COMPARISONS

Each Fund's performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in each Fund's expenses; and various other factors.

Each Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return as described above.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

..   Dow Jones Industrial Average (the "DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

..   Europe, Australia, and Far East ("EAFE") is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. EAFE is monitored by Capital International, S.A., Geneva, Switzerland.
    (International Equity Fund)

..   Lehman Muni Bond Index is a broad-based total return index comprised of
    8,000 investment grade, fixed-rate, tax-exempt municipal bonds, with a remaining maturity of at least one year, including state and local general obligation, revenue, insured and pre-refunded bonds and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the index and weights are updated monthly, with a one-month lag.

..   Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank and the Bank for Co-Operatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a Fitch rating of BBB. (Balanced, Bond and Intermediate Bond Funds)

..   Lehman Brothers 5-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities not less than four years but no more than six years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

..   Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation, and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. (Government Securities, Balanced, Bond, and Intermediate Bond Funds)

..   Lehman Brothers Government/Credit (Total) Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc., the index calculates total returns for one-month, three- month, twelve-month and ten-year periods and year-to-date. (Government Bond, Balanced, Bond, and Intermediate Bond Funds)

..   Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. (Balanced, Bond, Government Bond, and Intermediate Bond Funds)

..   Lehman Brothers 7-Year Municipal Bond Index includes fixed-rate debt obligations of state and local government entities. The securities have maturities between seven and eight years, are investment grade and are selected from issues larger than $50 million dated since 1984. (Ohio Municipal Bond and Municipal Bond Funds)

..   Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the applicable funds category in advertising and sales literature. (All Funds)

..   Merrill Lynch Composite 1-5 Year Treasury Index is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and
    4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one-, three-, six-, and twelve-month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation. (Government Bond Fund)

..   Merrill Lynch Corporate and Government Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond, and Intermediate Bond Funds)

..   Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, non-convertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., in the BBB/Baa major rating category or better). (Balanced, Bond and Intermediate Bond Funds)

..   Merrill Lynch 3-Year Treasury Yield Curve Index is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date. (Government Bond Fund)

..   Merrill Lynch 3-5 Year Treasury Index is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. (Government Bond Fund)

..   Morningstar, Inc., an independent rating service, is the publisher of the bi- weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. (All Funds)

..   Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and issued by companies in industry, public utilities, and finance. (Balanced, Bond, and Intermediate Bond Funds)

..   Salomon Brothers 3-5 Year Government Index quotes total returns for U.S.
    Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1. (Government Bond Fund)

..   S&P/BARRA Growth Index is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to- book ratios (one distinction associated with "growth stocks"). The index is maintained by S&P in conjunction with BARRA, an investment technology firm. (Quality Growth, Balanced, Mid Cap Growth, and Disciplined Large Cap Value Funds)

..   S&P Mid Cap Growth 400 Index is comprised of the 400 common stocks issued by medium- sized domestic companies whose market capitalizations range from $200 million to $5 billion. The stocks are selected on the basis of the issuer's market size, liquidity and industry group representation. (Mid Cap Growth Fund)

..   Standard & Poor's Ratings Group Daily Stock Price Indices of 500 and 400
    Common Stocks are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indices assume reinvestment of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures. (Quality Growth, Balanced, Mid Cap Growth, Large Cap Opportunity, and Disciplined Large Cap Value Funds)

..   Wilshire Mid Cap 750 Index is a subset of the Wilshire 5000 index of common stocks. The Mid Cap 750 index consists of those Wilshire 5000 companies ranked between 501 and 1,250 according to market capitalization. The index ranges in market capitalization from $400 million to $1.7 billion. (Mid Cap Growth Fund)

..   Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

..   Lehman Brothers Three-Year General Obligation Municipal Bond Index is an
    unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities.

..   Lehman Brothers Five-Year General Obligation Municipal Bond Index is an
    unmanaged index of investment grade fixed rate debt obligations issued by state and local government entities with maturities of not less than four years but no more than six years.

..   Lehman Brothers 1-3 Year Government Bond Index is an unmanaged index of U.S.
    Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years.

..   Lehman Brothers Intermediate Credit Index is an unmanaged index of investment grade corporate bonds having at least $100,000,000 principal amount outstanding and maturities from one to ten years.

..   Lehman Brothers Intermediate Government Bond Index is an unmanaged index generally representative of intermediate-term government bonds.

..   Lehman Brothers Long Government/Credit Bond Index is an unmanaged index comprised of U.S. treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, non convertible investment grade, dollar denominated, SEC-registered corporate debt.

..   Lipper Multicap Value Index is an equal weighted index of mutual funds that invest in undervalued securities within multiple capitalizations ranges.

..   Lipper Small Cap Value Index is an equal weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..   Morgan Stanley Capital International Europe Index is an unmanaged index of
    European stocks. The Morgan Stanley Capital

    International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24countries for which there are MSCI national indices. The indices are capitalization weighted.

..   Morgan Stanley Capital International Pacific Rim Index is an unmanaged index of stocks in the Pacific Rim region. The Morgan Stanley Capital
    International (MSCI) Indices measure performance for a diverse range of developed country global stock markets including the United States, Canada, Europe, Australia, New Zealand, and the Far East. The foundation of the various MSCI indices is a database of approximately 1,500 companies listed on the stock exchanges of the 24 countries for which there are MSCI national indices. The indices are capitalization weighted.

..   Morgan Stanley High Tech Index is an unmanaged index generally representative of the high-tech sector of the U.S. stock market.

..   Russell 2000 Index is a market capitalization weighted index of mutual funds that invest 75% or more of their assets in companies with a market capitalization less than 250% of the S&P Small Cap 600 Index median capitalization.

..   Ryan Labs Treasury Index is an equal weighted index of all Treasuries having maturities longer than one year.

..   Value Line Arithmetic Index is an equal weighted index of more than 1,700 stocks followed by Value Line Publishing, Inc.

..   91-day Treasury Bill return tracks the investment return paid on U.S.
    Treasury bills maturing in 91 days.

Advertisements and other sales literature for the Funds may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Funds based on monthly/quarterly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales load.

                              FINANCIAL STATEMENTS


The financial statements and related independent auditor's report for the Funds (other than the Strategic Income Fund, Worldwide Fund, Micro Cap Value Fund, and Multi Cap Value Fund) for the fiscal year ended July 31, 2001 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2001 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2002 (File Nos. 33-24848 and 811-5669). Financial statements and related independent auditor's report for the Strategic Income Fund (formerly the Maxus Income Fund, File Nos. 2-94197 and 811-4144), Worldwide Fund (formerly the Maxus Laureate Fund, File Nos. 33-58514 and 811-7516), Multi Cap Value Fund (formerly the Maxus Equity Fund, File Nos. 33-30003 and 811-5865) and Micro Cap Value Fund (formerly part of the Maxfund Trust, File Nos. 333-41555 and 811-8499) for the fiscal year ended December 31, 2001 are incorporated herein by reference to the Annual Reports of the foregoing Funds dated December 31, 2001. The financial statements and related independent auditor's report for the former Kent Funds for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the Kent Funds dated December 31, 2000 (File Nos. 33-08398 and 811-04824). The financial statements and related independent auditor's report for the former Maxus Funds for the fiscal year ended December 31, 2000 are incorporated herein by reference to the Annual Report to Shareholders of the Maxus Funds dated December 31, 2000 (File Nos. listed above). Copies of the Annual Reports and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectus.

The July 31, 2001 and December 31, 2001 fiscal year end financial statements referred to above were audited by Arthur Andersen LLP as were those financial highlights specified as having been audited by that firm in the Trust's prospectuses dated August 1, 2002. The Securities Act of 1933 at Section 11 includes specific provisions relating to the liability of auditors who have consented to use of such materials in connection with a registration statement. Arthur Andersen LLP has not issued such a consent with respect to the Post-Effective Amendment to the Trust's registration statement that includes both this SAI and the corresponding prospectuses of the Trust dated August 1, 2002. The lack of such a consent may limit the ability of shareholders to recover from Arthur Andersen LLP pursuant to a claim brought under a theory of liability based on Section 11 of the Securities Act of 1933.

                                    APPENDIX

Standard and Poor's Ratings Group Corporate and Municipal Bond Rating
Definitions

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,

Moody's Investors Service, Inc. Corporate and Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard and Poor's Ratings Group Municipal Note Rating Definitions

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

SP-3--Speculative capacity to pay principal and interest.

Moody's Investors Service Short-Term Loan Rating Definitions

MIG1/VMIGI--This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime-1 --Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

..   Leading market positions in well-established industries.

..   High rates of return on funds employed.

..   Conservative capitalization structure with moderate reliance on debt and ample asset protection.

..   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

..   Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)  Declaration of Trust of the Registrant including Amendments No. 1 through
     7 (incorporated by reference to Registrant's Post-Effective Amendment
     No. 15on Form N-1A filed February 28, 1995)
         (i)      Amendment No. 8 to the Declaration of Trust (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 19 on Form N-lA filed on or about October 28, 1996).
         (ii)     Amendment No. 9 to the Declaration of Trust (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 18 on Form N-1A filed on or about October 1, 1996).
         (iii)    Amendment No. 10 to the Declaration of Trust (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).
         (iv)     Amendment No. 11 to the Declaration of Trust (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 26 on Form N-1A filed on or about January 21, 1998).
         (v)      Amendment No. 12 to the Declaration of Trust (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
         (vi)     Amendment No. 13 to the Declaration of Trust (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 28 on Form N-1A filed on or about October 30, 1998).
         (vii)    Amendment No. 14 to the Declaration of Trust (incorporated by reference to Registrants Post-Effective
                  Amendment No. 29 on Form N-1A filed on or about October 1, 1999).
         (viii)   Amendment No. 15 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                  Amendment No. 31 on Form N-1A filed on or about March 15, 2000).
         (ix)     Amendment No. 16 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                  Amendment No. 33 on Form N-1A filed on or about June 14, 2000).
         (x)      Amendment No. 17 to the Declaration of Trust (incorporated by reference to Registrant's Post-Effective
                  Amendment No. 42 on Form N-1A filed on or about April 24, 2002).


(b) By-Laws of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST

Section 1. Shares of Beneficial Interest.

         The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of
         Section 5 of this Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Shares of any Series may be issued in two or more Classes, as the Trustees may authorize pursuant to Article XII, Section 8 hereof. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

Section 4. No Pre-emptive Rights.

         Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

Section 5.  Establishing and Designation of Series or Class.

         Without limiting the authority of the Trustees set forth in Article XII, Section 8, inter alia, to establish and designate any additional Series or Class, or to modify the rights and preferences of any existing Series or Class, the Series and Classes of the Trust shall be, and hereby are, established and designated as:

         Fifth Third Government Money Market Fund;


                  Class A Shares;
                  Institutional Shares;


         Fifth Third Prime Money Market Fund;


                  Class A Shares;
                  Class B Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Municipal Money Market Fund;


                  Class A Shares;
                  Institutional Shares;


         Fifth Third Quality Growth Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Disciplined Large Cap Value Fund


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third Large Cap Opportunity Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third Balanced Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Mid Cap Growth Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third International Equity Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third Technology Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Intermediate Bond Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third Bond Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third U.S. Government Bond Fund;


                  Class A Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third Intermediate Municipal Bond Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third Ohio Municipal Bond Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third U.S. Treasury Money Market Fund;

                  Institutional Shares;
                  Service Shares;

         Fifth Third Strategic Income Fund;


                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Multi Cap Value Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Worldwide Fund;


                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Micro Cap Value Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;

         Fifth Third Institutional Government Money Market Fund;

                  Institutional Shares;
                  Service Shares;

         Fifth Third Institutional Money Market Fund;

                  Institutional Shares;
                  Service Shares;

         Fifth Third Michigan Municipal Money Market Fund;


                  Class A Shares;
                  Institutional Shares;


         Fifth Third International GDP Fund;

                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third Small Cap Growth Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Equity Index Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Large Cap Core Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;


         Fifth Third Short Term Bond Fund;


                  Class A Shares;
                  Institutional Shares;



         Fifth Third Michigan Municipal Bond Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;



         Fifth Third Municipal Bond Fund;


                  Class A Shares;
                  Class B Shares;
                  Class C Shares;
                  Institutional Shares;
                  Advisor Shares;


         Fifth Third Ohio Tax Exempt Money Market Fund;


                  Class A Shares;
                  Institutional Shares;

         Fifth Third LifeModel Conservative Fund;


                  Institutional Shares;
                  Advisor Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Moderately Conservative Fund;

                  Institutional Shares;
                  Advisor Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Moderate Fund;

                  Institutional Shares;
                  Advisor Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Moderately Aggressive Fund;

                  Institutional Shares;
                  Advisor Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;

         Fifth Third LifeModel Aggressive Fund;

                  Institutional Shares;
                  Advisor Shares;
                  Class A Shares;
                  Class B Shares;
                  Class C Shares;


Shares of any Series or Class established in this Section 5 shall have the following relative rights and preferences:

         (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively, "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

         (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

         (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

         (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

         (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligation of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

         (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

         (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

         (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

Section 2. Election of Trustees at Meeting of Shareholders.

         On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

Section 3. Term of Office of Trustees.

         The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective;
         (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

Section 7. Ownership of Assets.

         The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

Section 1. Voting Powers.

         Subject to the provisions set forth in Article III, Section 5(d), the Shareholders shall have the power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1; (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

Section 2. Meetings.

         A Shareholders meeting shall be held as specified in Section 2 of
         Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

Section 3. Quorum and Required Vote.

         Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series of Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

Section 1. Distributions.

         (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or class, all upon such terms and conditions as the Trustees may prescribe.

         (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

Section 2. Redemptions and Repurchases.

         (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

         Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his

         Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

Section 5. Trust's Right to Redeem Shares.

         The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the Shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

         The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

         No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgement, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

         Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

         The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

Section 3. Express Exculpatory Clauses and Instruments.

         The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

Section 3. Establishment of Record Dates.

         The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty
         (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange or Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 4. Termination of Trust.

         (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series of Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

         The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

                                   ARTICLE IV

                             SHAREHOLDERS' MEETINGS

Section 1. Special Meetings.

         A special meeting of the Shareholders of the Trust or of a particular Series or Class shall be called by the Secretary whenever ordered by the Trustees, the Chairman or requested in writing by the holder or holders of at least one-tenth of the outstanding Shares of the Trust or of the relevant Series or Class, entitled to vote. If the Secretary, when so ordered or requested, refuses or neglects for more than two days to call such special meeting, the Trustees, Chairman or the Shareholders so requesting may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary.

                                   ARTICLE IX

                    INDEMNIFICATION OF TRUSTEES AND OFFICERS

Section 2. No indemnification.

         No indemnification shall be provided hereunder to a Trustee or officer against any liability to the Trust or any Series or Class or the Shareholders of any Series or Class by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                                   ARTICLE XIV

                             REPORT TO SHAREHOLDERS

         The Trustees shall at least semi-annually submit to the Shareholders of each Series or Class a written financial report of the transactions of that Series or Class including financial statements which shall at least annually be certified by independent public accountants.

(d)      (i)   Form of Investment Advisory Contract between the Registrant and
               Fifth Third Asset Management Inc. (incorporated by reference to
               Registrant's Post-Effective Amendment No. 37 on Form N-1A filed on or about January 30, 2001).

               (A) Form of Schedule A to the Investment Advisory Contract is filed herewith.

         (ii) Form of Investment Advisory Contract of the Fifth Third Large Cap Opportunity Fund is filed herewith.

         (iii) Form of Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

               (A) Exhibit A to the Sub-Advisory Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

         (e)   (i)  Distribution Agreement of the Registrant dated October 29,
                    2001 (incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on or about May 15, 2002).

               (A) Form of Amended Schedules A, B and C to the Distribution Agreement are filed herewith.

         (ii) Administrative Service Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on or about October 28,
                 1996).

                 (A) Form of Amended Exhibit A to the Administrative Service Agreement is filed herewith.

     (f) Not applicable.

     (g) (i) Custody Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-lA filed on or about November 28, 1997).

                 (A) Amended Exhibit B to Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
                           1997).

                 (B) Amendment dated May 18, 1999 to the Custody Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

         (ii) Foreign Custody Agreement dated May 25, 1999 between Fifth Third Bank and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                 (A) Foreign Custody Manager Agreement dated May 25, 1999 between the Registrant and The Bank of New York (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

                 (B) Foreign Custody Manager Letter Agreement dated May 25, 1999 between the Registrant and Fifth Third Bank (incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed on or about October 1, 1999).

     (h) (i) Transfer Agency and Accounting Services Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28,
                 1995).

                 (A) Form of Amended Schedule A to the Transfer Agency and Accounting Services Agreement is filed herewith.

         (ii) Management and Administration Agreement of the Registrant (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30,
                 1997).

                 (A) Amendment to the Management and Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                           2000).

                 (B) Form of Amended Schedule A to the Management and Administration Agreement is filed herewith.

           (iii) Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed on or about September 30, 1997).

                 (A) Amendment to the Sub-Administration Agreement dated January 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                 (B) Form of Amended Schedule A to the Sub-Administration Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed on or about March 22, 2001).

           (iv) Sub-Transfer Agency Agreement including Schedules A, B, and C (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29,
                  2000).

      (i)         Opinion of Ropes & Gray is filed herewith.

     (j)(1)       Consent of Ropes & Gray is filed herewith.

     (j)(2)       Consent of McCurdy & Associates is filed herewith.

(k)  Not applicable.

(l) Initial Capital Understanding (incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed February 28, 1995).

(m)      (i)      Amended Rule l2b-1 Plan dated December 1, 1995 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Form of Amended Exhibits A, B, C and D to the Rule 12b-1
                      Plan is filed herewith.

         (ii) Rule 12b-1 Agreement dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Form of Amended Exhibit A to the Rule 12b-1 Agreement is
                      filed herewith.

         (iii) Investment B Rule 12b-1 Plan dated April 1, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Form of Amended Exhibit A to the Investment B Rule 12b-1
                      Plan is filed herewith.

         (iv) Investment B Rule 12b-1 Agreement including Exhibits A and B dated September 20, 2000 (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

                  (A) Form of Amended Exhibit A to the Investment B Rule 12b-1
                      Agreement is filed herewith.

(n)       Form of Amended Multiple Class Plan is filed herewith.

(p) (i) Codes of Ethics for Fifth Third Funds (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p) (ii) Code of Ethics for Fifth Third Asset Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed on or about May 15, 2002).

(p) (iii) Code of Ethics for BISYS Fund Services (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

(p) (iv) Code of Ethics for Morgan Stanley Dean Witter Investment Management Inc. (incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed on or about September 29, 2000).

Item 24.  Persons Controlled by or Under Common Control with Registrant

None

Item 25. Indemnification

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

Item 26. Business and Other Connections of Investment Advisor



FIFTH THIRD ASSET MANAGEMENT INC.
                           Position with Fifth Third Asset     Other Substantial Business, Vocation, Profession or
Name                       Management Inc.                     Employment

Neal E. Arnold             Director                            Executive Vice President with Fifth Third Bank

James D. Berghausen        Director, President                 Chief Investment Officer and Senior Vice President
                                                               with Fifth Third Bank

Paul L. Reynolds           Secretary                           Senior Vice President with Fifth Third Bank

Kevin S. Woodard           Assistant Secretary                 Vice President with Fifth Third Bank

Robert Curtin              Treasurer and Assistant Secretary   Vice President with Fifth Third Bank

Roberta Tucker             Director, Fixed Income              Vice President with Fifth Third Bank

Denis Amato                Director of Value Strategies        Director of Value Strategies with Fifth Third Bank

Richard Barone             Director of Equity Strategy -       Chairman and Chief Executive Officer with Ancora
                           Small Company Fund                  Capital Securities, Inc.

James Bernard              Director of Fixed Income - Tax      Vice President with Fifth Third Bank
                           Free

Allan Miller               Director of Equity Strategy -       Vice President with Fifth Third Bank
                           Worldwide Fund

Mitchell L. Stapley        Chief Fixed Income Officer          Director of Fixed Income with Fifth Third Bank

Michael J. Martin          Director of Fixed Income - Tax      Director of Fixed Income with Fifth Third Bank
                           Free

Allan J. Meyers            Director Equity Strategy - Large    Director of Equity Funds with Fifth Third Bank
                           Company Fund

David C. Eder              Director of Equity Strategy -       Director of Equity Funds with Fifth Third Bank Equity
                           Structured                          Products

Robert Cummisford          Director of Equity Strategy -       Director of Equity Funds with Fifth Third Bank
                           Small Company Fund

Steven Folker              Director of Growth Strategies       Vice President with Fifth Third Bank

James Russell              Director of Equity Products         Vice President with Fifth Third Bank

John Schmitz               Director of Equity Strategy -       Vice President with Fifth Third Bank
                           Income Growth/International

John Hoeting               Senior Portfolio                    Ass't Vice President with Fifth Third Bank

Scott Mlynek              Portfolio Manager                   Portfolio Manager with Fifth Third Bank

John L. Cassady            Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Michael S. Gilmore         Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Sara M. Quirk              Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Daniel R. Skubiz           Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Brian J. Smolinski         Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Eric Strange               Portfolio Manager                   Portfolio Manager with Fifth Third Bank

Steve Mygrant              Senior Equity Analyst               Portfolio Manager with Fifth Third Bank

Patricia S. Younker        Fixed Income Assistant              Investment Officer with Fifth Third Bank

Mark Demos                 Equity Analyst                      Trust Officer with Fifth Third Bank

Jon Fisher                 Equity Analyst                      Ass't Vice President with Fifth Third Bank

Scott Lucas                Trader                              Municipal Bond Trader with Fifth Third Bank

Robert Luckey              Trader                              Equity Trader with Fifth Third Bank

Dan Popowics               Equity Analyst                      Ass't Vice President with Fifth Third Bank

Sunil Reddy                Equity Analyst                      Ass't Vice President with Fifth Third Bank

John Sutorius              Trader                              Corporate Bond Trader with Fifth Third Bank

Dan Whitney                Senior Trader                       Assistant Vice President with Fifth Third Bank

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. (Sub-adviser to the Fifth Third International Equity Fund):

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

                         MORGAN STANLEY ASSET MANAGEMENT
                  Officers (Principals and Managing Directors)

Debra M. Aaron, Managing Director
John R. Alkire, Managing Director
Arden C. Armstong, Managing Director
W. David Armstrong, Managing Director
Jerome Baesel, Managing Director
Glenn E. Becker, Managing Director
Thomas L. Bennett, Managing Director
Barton M. Biggs, Managing Director
Theodore R. Bigman, Managing Director
Francine J. Bovich, Managing Director
Andrew C. Brown, Managing Director
P.Dominic Caldecott, Managing Director
Frances Campion, Managing Director
John Coates, Managing Director
Stephen C. Cordy, Managing Director
Jacqueline A. Day, Managing Director
Kenneth B. Dunn, Managing Director
Stephen F. Esser, Managing Director
Philip W. Friedman, Managing Director
William B. Gerlach, Managing Director
J. David Germany, Managing Director
Tracey H. Ivey, Managing Director

Margaret Kinsley Johnson, Managing Director
Paul W. Klug, Jr., Managing Director
Nicholas J. Kovich, Managing Director
Steven K. Kreider, Managing Director
William David Lock, Managing Director
Jeremy Goulding Lodwick, Managing Director
Maryann K. Maiwald, Managing Director
Jeffrey Margolis, Managing Director
Paul M. Martin, Managing Director
Robert L. Meyer, Managing Director
Margaret P. Naylor, Managing Director
Christopher G. Petrow, Managing Director
Cory Pulfrey, Managing Director
Narayan Ramachandran, Managing Director
Christine I. Reilly, Managing Director
Scott F. Richard, Managing Director
Robert A. Sargent, Managing Director
Gary G. Schlarbaum, Managing Director
Roberto Sella, Managing Director
Kunihiko Sugio, Managing Director
Ann D. Thivierge, Managing Director
Horacio A. Valeiras, Managing Director
Roberto Vedovotto, Managing Director
Richard G. Woolworth, Jr., Managing Director
Richard B. Worley, Managing Director
Peter John Wright, Managing Director
Laura H. Abramson, Principal
Jeffrey S. Alvino, Principal
William S. Auslander, Principal
Kimberly L. Austin, Principal
Timothy R. Barron, Principal
Richard M. Behler, Principal
Amer Raji Bisat, Principal
E. Clayton Boggs , Principal
Richard James Boon, Principal
Geraldine T. Boyle, Principal
Paul Gerard Boyne, Principal
Joseph A. Braccia, Principal
Brian S. Bruman, Principal
Jonathan Paul Buckeridge, Principal
Jacqueline M. Carr, Principal
Stephanie V. Chang Yu, Principal
David P. Chu, Principal
R. Putnam Coes, III, Principal
Peter Cooke, Principal
Kate Cornish-Bowden, Principal
Beth A. Coyne, Principal
Marc Crespi, Principal
Joseph C. S. D'Souza, Principal
Bradley S. Daniels, Principal
Peter Dannenbaum, Principal
Nathalie Francoise Degans, Principal
Mary Sue Highmore Dickinson, Principal
Thomas Dorr, Principal
Hassan Elmasry, Principal
Steve Epstein, Principal
Douglas A. Funke, Principal
Dennis F. Furey, Principal
James A. Gallo, Principal
W. Blair Garff, Principal
Gregg J. Jola, Principal
Stephen T. Golding, Principal
Benjamin J. Gord, Principal
Thomas Grainger, Principal
Steve R. Guyer, Principal
Stephen P. Haley, Principal
John D. Hevner, Principal
Kenneth R. Holley, Principal
Thomas J. Hughes, Principal
Ruth A. Hughes-Guden, Principal
Etsuko Fuseya Jennings, Principal
James J. Jolinger, Principal
Jaideep C. Khanna, Principal
Michael Kiley, Principal
Paul D. Koski, Principal
Brian L. Kramp, Principal
Michele  A. Kreisler, Principal
Michael B. Kushma, Principal
William T. Lawrence, Principal
Tiong Seng Lee, Principal
Khoon-Min Lim, Principal
Gordon W. Loery, Principal
Yvonne Longley, Principal
Deanna L. Loughnane, Principal
Susan A. Lucas, Principal
Angelo G. Manioudakis, Principal
Ian Richard Martin, Principal
Teresa E. Martini, Principal
Phoebe McBee, Principal
Abigail L. McKenna, Principal
Brian N. Metz, Principal
Nobuaki Miyatake, Principal
Mitesh Modi, Principal
Cyril Moulle-Berteaux, Principal
Earl L. Nelson, Principal
Phuong-Que T. Nguyen, Principal
Paul F. O'Brien, Principal
Bradley F. Okita, Principal
Alexander A. Pena, Principal
Michael L. Perl, Principal
Anthony J. Pesce, Principal
Wayne D. Peterson, Principal
Thomas B. Quantrille, Principal
Michael J. Reinbold, Principal
Bruce A. Rodio, Principal
Christian G. Roth, Principal
Bruce R. Sandberg, Principal
James H. Scott, Principal
Stephen C. Sexauer, Principal
Ruchir Sharma, Principal
George Shows, Principal
Neil S. Siegel, Principal

Ashutosh Sinha, Principal
Kim I. Spellman, Principal
Joseph P. Stadler, Principal
Neil Stone, Principal
Shunzo Tatsumi, Principal
Louise Teeple, Principal
Nicholas Hall Tingley, Principal
Lorraine Truten, Principal
Hiroshi Ueda, Principal
Alexander L. Umansky, Principal
Epco Diederik Van Der Lende, Principal
Willem Pieter Vinke, Principal
Marjorie M. Wilcox, Principal
Tomako Yamaki, Principal
Marjorie Zwick, Principal



                       HEARTLAND CAPITAL MANAGEMENT, INC.

                                                                                Other Substantial
                                    Position with                               Business, Profession,
Name                                Heartland                                   Vocation or Employment
----                                ---------                                   ----------------------
Robert D. Markley                   President and Chief Executive Officer       None
Thomas F. Maurath                   Executive Vice President                    None


Item 27. Principal Underwriters

(a)      Fifth Third Funds Distributor, Inc. formerly known as Kent Funds
         Distributor, acts as distributor.

(b)      Directors, officers and partners of Fifth Third Funds Distributor, Inc.
         as of September 18, 2001, were as follows:


Name and Principal                                                       Positions and Offices with
Business Address             Positions and Offices with BISYS            Registrant
WC Subsidiary Corp.          Sole Limited Partner                        None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.    Sole General Partner                        None
3435 Stelzer Road
Columbus, Ohio 43219

Charles L. Booth             Executive Representative                    None
3435 Stelzer Road
Columbus, Ohio 43219

Walter B. Grimm              Supervising Principal                       None
3435 Stelzer Road
Columbus, Ohio 43219


(c)     Not applicable.

Item 28. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Asset Management Inc. (Advisor)

38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Bank (Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

BISYS Fund Services LP (Sub-administrator)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Fifth Third Funds Distributor, Inc. (Distributor)
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services Ohio, Inc. (Sub-Transfer Agent)
3435 Stelzer Road
Columbus, Ohio 43219-3035

Heartland Capital Management, Inc. (Advisor to the Fifth Third Large Cap Opportunity Fund) 36 South Pennsylvania Street, Suite 610
Indianapolis, Indiana 46204


Morgan Stanley Dean Witter Investment Management Inc. (Sub-Advisor to the Fifth Third International Equity Fund)
1221 Avenue of the Americas
New York, New York 10020

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees if requested to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant will stand ready to assist shareholder communications in connection with any meeting of shareholders as prescribed in Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 to be signed on its behalf by the undersigned, duly authorized, in the City of Washington, District of Columbia on the 3rd day of July 2002.


                                                   FIFTH THIRD FUNDS

                                                   BY: /s/ Jeffrey C. Cusick
                                                      ----------------------
                                                   Jeffrey C. Cusick, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.



Signature                                   Title                                       Date

* /s/ Jeffrey C. Cusick                     President
------------------------------------        (Principal Executive Officer)               July 3, 2002
Jeffrey C. Cusick


* /s/ Adam S. Ness                          Treasurer (Principal Financial
------------------------------------        and Accounting Officer)                     July 3, 2002
Adam S. Ness

* /s/ Edward Burke Carey                    Chairman and Trustee                        July 3, 2002
------------------------------------
Edward Burke Carey

* /s/ David J. Durham                       Trustee                                     July 3, 2002
---------------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.                   Trustee                                     July 3, 2002
------------------------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont                       Trustee                                     July 3, 2002
---------------------------
John E. Jaymont



*By: /s/ Alyssa Albertelli
     ---------------------------------------
     Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney filed herewith

                                POWER OF ATTORNEY

         Jeffrey C. Cusick, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  June 28, 2001

                                                         /s/ Jeffrey C. Cusick
                                                         -----------------------
                                                         Jeffrey C. Cusick

                                POWER OF ATTORNEY

         Adam S. Ness, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: September 10, 2001                   /s/ Adam S. Ness
                                            -----------------------
                                            Adam S. Ness

                                POWER OF ATTORNEY

         Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2000                                 /s/ Edward Burke Carey
                                                     ----------------------
                                                     Edward Burke Carey

                                POWER OF ATTORNEY

         John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  October 4, 2001


                                                     /s/ John E. Jaymont
                                                     ---------------------------
                                                     John E. Jaymont

                                POWER OF ATTORNEY

         David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  August 13, 2001



                                                       /s/ David J. Durham
                                                       -------------------------
                                                       David J. Durham

                                POWER OF ATTORNEY

         J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  April 9, 2001


                                                    /s/ J. Joseph Hale, Jr.
                                                    ----------------------------
                                                    J. Joseph Hale, Jr.

                                  EXHIBIT INDEX

(d)(i)(A)     Form of Schedule A to the Investment Advisory Contract
(d)(ii)       Form of Investment Advisory Contract (Large Cap Opportunity Fund)
(e)(i)(A)     Form of Amended Schedules A, B and C to the Distribution Agreement
(e)(ii)(A)    Form of Amended Exhibit A to Administrative Service Agreement
(h)(i)(A) Form of Amended Schedule A to Transfer Agency and Accounting Services Agreement
(h)(ii)(B) Form of Amended Schedule A to the Management and Administration Agreement
(h)(iii)(B)   Form of Amended Schedule A to the Sub-Administration Agreement
(i)           Opinion of Ropes & Gray
(j)(i)        Consent of Ropes & Gray
(j)(ii)       Consent of McCurdy & Associates
(m)(i)(A)     Form of Amended Exhibits A, B, C and D to the Rule 12b-1 Plan
(m)(ii)(A)    Form of Amended Exhibit A to the Rule 12b-1 Agreement
(m)(iii)(A)   Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan
(m)(iv)(A)    Form of Amended Exhibit A to the Investment B Rule 12b-1 Agreement
(n)           Form of Amended Multiple Class Plan